UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for 13 of its series: Allspring Absolute Return Fund, Allspring Asset Allocation Fund, Allspring Core Bond Fund, Allspring Emerging Growth Fund, Allspring Large Cap Value Fund, Allspring Small Company Growth Fund, Allspring Small Company Value Fund, Allspring Spectrum Aggressive Growth Fund, Allspring Spectrum Conservative Growth Fund, Allspring Spectrum Growth Fund, Allspring Spectrum Income Allocation Fund, Allspring Spectrum Moderate Growth Fund and Allspring Real Return Fund.

Date of reporting period: October 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Core Bond Fund

October 31, 2024

Administrator Class

MNTRX

This semi-annual shareholder report contains important information about Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$34	0.65%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,106,592,296
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$7,167,331Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0943 10-24

Semi-Annual Shareholder Report

Core Bond Fund

October 31, 2024

Class A

MBFAX

This semi-annual shareholder report contains important information about Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$35	0.68%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,106,592,296
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$7,167,331Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0940 10-24

Semi-Annual Shareholder Report

Core Bond Fund

October 31, 2024

Class C

MBFCX

This semi-annual shareholder report contains important information about Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$75	1.45%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,106,592,296
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$7,167,331Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0942 10-24

Semi-Annual Shareholder Report

Core Bond Fund

October 31, 2024

Class R6

WTRIX

This semi-annual shareholder report contains important information about Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$17	0.33%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,106,592,296
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$7,167,331Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4657 10-24

Semi-Annual Shareholder Report

Core Bond Fund

October 31, 2024

Institutional Class

MBFIX

This semi-annual shareholder report contains important information about Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.38%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$5,106,592,296
# of portfolio holdings	1,057
Portfolio turnover rate	188%
Total advisory fees paid	$7,167,331Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

FNMA, 5.50%, 11-15-2054	3.2
U.S. Treasury Notes, 2.88%, 4-30-2029	2.2
U.S. Treasury Notes, 4.13%, 10-31-2029	2.0
U.S. Treasury Bonds, 1.88%, 2-15-2041	1.9
U.S. Treasury Bonds, 1.75%, 8-15-2041	1.7
FHLMC, 6.00%, 9-1-2054	1.7
GNMA, 6.50%, 11-15-2054	1.6
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.5
U.S. Treasury Notes, 2.88%, 5-15-2028	1.4
U.S. Treasury Notes, 1.25%, 4-30-2028	1.3

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	42.7
U.S. Treasury securities	23.6
Corporate bonds and notes	20.5
Asset-backed securities	7.6
Yankee corporate bonds and notes	3.0
Non-agency mortgage-backed securities	1.4
Yankee government bonds	0.9
Municipal obligations	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0944 10-24

Semi-Annual Shareholder Report

Emerging Growth Fund

October 31, 2024

Administrator Class

WFGDX

This semi-annual shareholder report contains important information about Emerging Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$62	1.16%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the master portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$278,460,824
# of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid	$171,526

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.7
Health care	25.9
Information technology	23.1
Consumer discretionary	10.7
Financials	5.5
Consumer staples	4.5
Materials	2.6
Communication services	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
Clearwater Analytics Holdings, Inc. Class A	2.4
Sterling Infrastructure, Inc.	2.3
AAON, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
CyberArk Software Ltd.	2.1
Glaukos Corp.	2.0
Parsons Corp.	2.0
CommVault Systems, Inc.	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Emerging Growth Portfolio. On September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3712 10-24

Semi-Annual Shareholder Report

Emerging Growth Fund

October 31, 2024

Class A

WEMAX

This semi-annual shareholder report contains important information about Emerging Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$66	1.23%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the master portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$278,460,824
# of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid	$171,526

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.7
Health care	25.9
Information technology	23.1
Consumer discretionary	10.7
Financials	5.5
Consumer staples	4.5
Materials	2.6
Communication services	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
Clearwater Analytics Holdings, Inc. Class A	2.4
Sterling Infrastructure, Inc.	2.3
AAON, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
CyberArk Software Ltd.	2.1
Glaukos Corp.	2.0
Parsons Corp.	2.0
CommVault Systems, Inc.	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Emerging Growth Portfolio. On September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3326 10-24

Semi-Annual Shareholder Report

Emerging Growth Fund

October 31, 2024

Class C

WEMCX

This semi-annual shareholder report contains important information about Emerging Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$105	1.98%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the master portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$278,460,824
# of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid	$171,526

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.7
Health care	25.9
Information technology	23.1
Consumer discretionary	10.7
Financials	5.5
Consumer staples	4.5
Materials	2.6
Communication services	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
Clearwater Analytics Holdings, Inc. Class A	2.4
Sterling Infrastructure, Inc.	2.3
AAON, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
CyberArk Software Ltd.	2.1
Glaukos Corp.	2.0
Parsons Corp.	2.0
CommVault Systems, Inc.	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Emerging Growth Portfolio. On September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3537 10-24

Semi-Annual Shareholder Report

Emerging Growth Fund

October 31, 2024

Class R6

WEGRX

This semi-annual shareholder report contains important information about Emerging Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.81%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the master portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$278,460,824
# of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid	$171,526

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.7
Health care	25.9
Information technology	23.1
Consumer discretionary	10.7
Financials	5.5
Consumer staples	4.5
Materials	2.6
Communication services	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
Clearwater Analytics Holdings, Inc. Class A	2.4
Sterling Infrastructure, Inc.	2.3
AAON, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
CyberArk Software Ltd.	2.1
Glaukos Corp.	2.0
Parsons Corp.	2.0
CommVault Systems, Inc.	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Emerging Growth Portfolio. On September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4807 10-24

Semi-Annual Shareholder Report

Emerging Growth Fund

October 31, 2024

Institutional Class

WEMIX

This semi-annual shareholder report contains important information about Emerging Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.90%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the master portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$278,460,824
# of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid	$171,526

What did the Fund invest in?

(Based on long-term investments)

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.7
Health care	25.9
Information technology	23.1
Consumer discretionary	10.7
Financials	5.5
Consumer staples	4.5
Materials	2.6
Communication services	1.0

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
Clearwater Analytics Holdings, Inc. Class A	2.4
Sterling Infrastructure, Inc.	2.3
AAON, Inc.	2.2
Casella Waste Systems, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
CyberArk Software Ltd.	2.1
Glaukos Corp.	2.0
Parsons Corp.	2.0
CommVault Systems, Inc.	1.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Emerging Growth Portfolio. On September 13, 2024, the Fund began to invest substantially all of its assets directly in a portfolio of securities.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3157 10-24

Semi-Annual Shareholder Report

Large Cap Value Fund

October 31, 2024

Administrator Class

CBLLX

This semi-annual shareholder report contains important information about Large Cap Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$49	0.92%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$178,305,338
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$346,939Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1867 10-24

Semi-Annual Shareholder Report

Large Cap Value Fund

October 31, 2024

Class A

CBEAX

This semi-annual shareholder report contains important information about Large Cap Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$53	0.99%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$178,305,338
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$346,939Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1863 10-24

Semi-Annual Shareholder Report

Large Cap Value Fund

October 31, 2024

Class C

CBECX

This semi-annual shareholder report contains important information about Large Cap Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$92	1.74%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$178,305,338
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$346,939Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1865 10-24

Semi-Annual Shareholder Report

Large Cap Value Fund

October 31, 2024

Class R6

CBEJX

This semi-annual shareholder report contains important information about Large Cap Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$30	0.56%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$178,305,338
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$346,939Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4688 10-24

Semi-Annual Shareholder Report

Large Cap Value Fund

October 31, 2024

Institutional Class

CBLSX

This semi-annual shareholder report contains important information about Large Cap Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.67%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$178,305,338
# of portfolio holdings	46
Portfolio turnover rate	15%
Total advisory fees paid	$346,939Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.0
Canadian Pacific Kansas City Ltd.	3.7
Berkshire Hathaway, Inc. Class B	3.6
Citigroup, Inc.	3.6
CBRE Group, Inc. Class A	3.5
AerCap Holdings NV	3.4
Intercontinental Exchange, Inc.	3.1
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	3.0
Bank of America Corp.	3.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.5
Industrials	16.7
Health care	13.7
Information technology	10.6
Consumer staples	8.8
Energy	6.7
Real estate	5.4
Consumer discretionary	5.3
Materials	4.2
Communication services	4.0
Utilities	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1868 10-24

Semi-Annual Shareholder Report

Real Return Fund

October 31, 2024

Administrator Class

IPBIX

This semi-annual shareholder report contains important information about Real Return Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$32	0.60%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$85,847,212
# of portfolio holdings	443
Portfolio turnover rate	25%
Total advisory fees paid	$26,521Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.4
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.5
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1756 10-24

Semi-Annual Shareholder Report

Real Return Fund

October 31, 2024

Class A

IPBAX

This semi-annual shareholder report contains important information about Real Return Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.77%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$85,847,212
# of portfolio holdings	443
Portfolio turnover rate	25%
Total advisory fees paid	$26,521Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.4
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.5
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1753 10-24

Semi-Annual Shareholder Report

Real Return Fund

October 31, 2024

Class C

IPBCX

This semi-annual shareholder report contains important information about Real Return Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.52%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$85,847,212
# of portfolio holdings	443
Portfolio turnover rate	25%
Total advisory fees paid	$26,521Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.4
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.5
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1755 10-24

Semi-Annual Shareholder Report

Real Return Fund

October 31, 2024

Class R6

IPBJX

This semi-annual shareholder report contains important information about Real Return Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$85,847,212
# of portfolio holdings	443
Portfolio turnover rate	25%
Total advisory fees paid	$26,521Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.4
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.5
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4690 10-24

Semi-Annual Shareholder Report

Real Return Fund

October 31, 2024

Institutional Class

IPBNX

This semi-annual shareholder report contains important information about Real Return Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.45%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$85,847,212
# of portfolio holdings	443
Portfolio turnover rate	25%
Total advisory fees paid	$26,521Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares J.P. Morgan USD Emerging Markets Bond ETF	3.4
TIPS, 0.13%, 4-15-2026	2.0
TIPS, 0.13%, 1-15-2030	1.9
TIPS, 1.38%, 7-15-2033	1.8
TIPS, 1.63%, 10-15-2027	1.7
TIPS, 0.13%, 7-15-2026	1.7
TIPS, 0.13%, 7-15-2030	1.7
TIPS, 0.63%, 1-15-2026	1.5
TIPS, 0.88%, 1-15-2029	1.1
Microsoft Corp.	1.0

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.9
U.S. Treasury securities	32.7
Corporate bonds and notes	11.0
Investment companies	5.6
Yankee corporate bonds and notes	1.4
Loans	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4714 10-24

Semi-Annual Shareholder Report

Small Company Growth Fund

October 31, 2024

Administrator Class

NVSCX

This semi-annual shareholder report contains important information about Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	1.19%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$540,195,482
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,114,992Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0086 10-24

Semi-Annual Shareholder Report

Small Company Growth Fund

October 31, 2024

Class A

WFSAX

This semi-annual shareholder report contains important information about Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$66	1.28%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$540,195,482
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,114,992Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1848 10-24

Semi-Annual Shareholder Report

Small Company Growth Fund

October 31, 2024

Class C

WSMCX

This semi-annual shareholder report contains important information about Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$104	2.03%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$540,195,482
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,114,992Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1850 10-24

Semi-Annual Shareholder Report

Small Company Growth Fund

October 31, 2024

Class R6

WSCRX

This semi-annual shareholder report contains important information about Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$44	0.86%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$540,195,482
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,114,992Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4666 10-24

Semi-Annual Shareholder Report

Small Company Growth Fund

October 31, 2024

Institutional Class

WSCGX

This semi-annual shareholder report contains important information about Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.94%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$540,195,482
# of portfolio holdings	127
Portfolio turnover rate	22%
Total advisory fees paid	$2,114,992Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

PTC, Inc.	1.8
ICF International, Inc.	1.6
Element Solutions, Inc.	1.5
Baldwin Insurance Group, Inc. Class A	1.5
SS&C Technologies Holdings, Inc.	1.4
Avantor, Inc.	1.4
Box, Inc. Class A	1.4
KBR, Inc.	1.3
Stifel Financial Corp.	1.3
Performance Food Group Co.	1.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.1
Health care	23.2
Information technology	22.2
Financials	12.8
Consumer discretionary	9.4
Consumer staples	3.4
Materials	2.3
Energy	1.5
Real estate	0.7
Communication services	0.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

Effective December 31, 2024, William A. Grierson, CFA, will no longer serve as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3162 10-24

Semi-Annual Shareholder Report

Small Company Value Fund

October 31, 2024

Administrator Class

SCVIX

This semi-annual shareholder report contains important information about Small Company Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$55	1.05%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$653,385,879
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,180,551Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1817 10-24

Semi-Annual Shareholder Report

Small Company Value Fund

October 31, 2024

Class A

SCVAX

This semi-annual shareholder report contains important information about Small Company Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$60	1.15%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$653,385,879
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,180,551Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1815 10-24

Semi-Annual Shareholder Report

Small Company Value Fund

October 31, 2024

Class C

SCVFX

This semi-annual shareholder report contains important information about Small Company Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$100	1.90%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$653,385,879
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,180,551Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1808 10-24

Semi-Annual Shareholder Report

Small Company Value Fund

October 31, 2024

Class R6

SCVJX

This semi-annual shareholder report contains important information about Small Company Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$39	0.75%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$653,385,879
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,180,551Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4692 10-24

Semi-Annual Shareholder Report

Small Company Value Fund

October 31, 2024

Institutional Class

SCVNX

This semi-annual shareholder report contains important information about Small Company Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$45	0.85%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$653,385,879
# of portfolio holdings	160
Portfolio turnover rate	61%
Total advisory fees paid	$2,180,551Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Piper Sandler Cos.	1.4
Stifel Financial Corp.	1.4
Wintrust Financial Corp.	1.4
Ameris Bancorp	1.4
Unum Group	1.3
Synovus Financial Corp.	1.3
Atlantic Union Bankshares Corp.	1.3
Jackson Financial, Inc. Class A	1.3
Walker & Dunlop, Inc.	1.3
FB Financial Corp.	1.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	27.9
Industrials	21.3
Consumer discretionary	11.8
Health care	8.4
Real estate	6.8
Information technology	6.7
Energy	6.3
Materials	5.7
Consumer staples	3.1
Communication services	1.1
Utilities	0.8
Other	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4142 10-24

Semi-Annual Shareholder Report

Absolute Return Fund

October 31, 2024

Administrator Class

WARDX

This semi-annual shareholder report contains important information about Absolute Return Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$29	0.57%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$592,451,282
# of portfolio holdings	11
Portfolio turnover rate	12%
Total advisory fees paid	$700,458Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	36.0
Global equities	27.2
Alternative investments	23.4
Global high-yield credit	8.4
Global investment-grade credit	5.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	49.4
Allspring Alternative Risk Premia Fund Class R6	13.3
Allspring Disciplined Large Cap Portfolio	10.1
Allspring Income Plus Fund Institutional Class	8.4
Allspring Disciplined International Developed Markets Portfolio	6.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6
Allspring Short-Term High Income Fund Institutional Class	2.8
Allspring Emerging Markets Equity Income Fund Class R6	2.1
Allspring Special International Small Cap Fund Class R6	2.0
Allspring Special Mid Cap Value Fund Class R6	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3727 10-24

Semi-Annual Shareholder Report

Absolute Return Fund

October 31, 2024

Class A

WARAX

This semi-annual shareholder report contains important information about Absolute Return Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$36	0.70%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$592,451,282
# of portfolio holdings	11
Portfolio turnover rate	12%
Total advisory fees paid	$700,458Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	36.0
Global equities	27.2
Alternative investments	23.4
Global high-yield credit	8.4
Global investment-grade credit	5.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	49.4
Allspring Alternative Risk Premia Fund Class R6	13.3
Allspring Disciplined Large Cap Portfolio	10.1
Allspring Income Plus Fund Institutional Class	8.4
Allspring Disciplined International Developed Markets Portfolio	6.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6
Allspring Short-Term High Income Fund Institutional Class	2.8
Allspring Emerging Markets Equity Income Fund Class R6	2.1
Allspring Special International Small Cap Fund Class R6	2.0
Allspring Special Mid Cap Value Fund Class R6	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3355 10-24

Semi-Annual Shareholder Report

Absolute Return Fund

October 31, 2024

Class C

WARCX

This semi-annual shareholder report contains important information about Absolute Return Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$75	1.45%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$592,451,282
# of portfolio holdings	11
Portfolio turnover rate	12%
Total advisory fees paid	$700,458Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	36.0
Global equities	27.2
Alternative investments	23.4
Global high-yield credit	8.4
Global investment-grade credit	5.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	49.4
Allspring Alternative Risk Premia Fund Class R6	13.3
Allspring Disciplined Large Cap Portfolio	10.1
Allspring Income Plus Fund Institutional Class	8.4
Allspring Disciplined International Developed Markets Portfolio	6.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6
Allspring Short-Term High Income Fund Institutional Class	2.8
Allspring Emerging Markets Equity Income Fund Class R6	2.1
Allspring Special International Small Cap Fund Class R6	2.0
Allspring Special Mid Cap Value Fund Class R6	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3552 10-24

Semi-Annual Shareholder Report

Absolute Return Fund

October 31, 2024

Class R6

WARRX

This semi-annual shareholder report contains important information about Absolute Return Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$14	0.28%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$592,451,282
# of portfolio holdings	11
Portfolio turnover rate	12%
Total advisory fees paid	$700,458Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	36.0
Global equities	27.2
Alternative investments	23.4
Global high-yield credit	8.4
Global investment-grade credit	5.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	49.4
Allspring Alternative Risk Premia Fund Class R6	13.3
Allspring Disciplined Large Cap Portfolio	10.1
Allspring Income Plus Fund Institutional Class	8.4
Allspring Disciplined International Developed Markets Portfolio	6.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6
Allspring Short-Term High Income Fund Institutional Class	2.8
Allspring Emerging Markets Equity Income Fund Class R6	2.1
Allspring Special International Small Cap Fund Class R6	2.0
Allspring Special Mid Cap Value Fund Class R6	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4664 10-24

Semi-Annual Shareholder Report

Absolute Return Fund

October 31, 2024

Institutional Class

WABIX

This semi-annual shareholder report contains important information about Absolute Return Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$17	0.33%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$592,451,282
# of portfolio holdings	11
Portfolio turnover rate	12%
Total advisory fees paid	$700,458Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.

What did the Fund invest in?

(Based on long-term investments)

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Global sovereign bonds	36.0
Global equities	27.2
Alternative investments	23.4
Global high-yield credit	8.4
Global investment-grade credit	5.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	49.4
Allspring Alternative Risk Premia Fund Class R6	13.3
Allspring Disciplined Large Cap Portfolio	10.1
Allspring Income Plus Fund Institutional Class	8.4
Allspring Disciplined International Developed Markets Portfolio	6.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6
Allspring Short-Term High Income Fund Institutional Class	2.8
Allspring Emerging Markets Equity Income Fund Class R6	2.1
Allspring Special International Small Cap Fund Class R6	2.0
Allspring Special Mid Cap Value Fund Class R6	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3168 10-24

Semi-Annual Shareholder Report

Asset Allocation Fund

October 31, 2024

Administrator Class

EAIFX

This semi-annual shareholder report contains important information about Asset Allocation Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$43	0.83%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,498,370,853
# of portfolio holdings	31
Portfolio turnover rate	43%
Total advisory fees paid	$1,208,465

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	65.0	0.0
Bonds	35.0	41.5
Effective cash	0.0	(11.0)
U.S. stocks	0.0	49.5
Int'l stocks	0.0	20.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Managed Fixed Income Portfolio	22.3
Allspring Disciplined U.S. Core Fund Class R6	13.7
Allspring Large Company Value Portfolio	11.7
Allspring Disciplined International Developed Markets Portfolio	10.1
Allspring Diversified Large Cap Growth Portfolio	8.3
Allspring Core Bond Portfolio	6.2
iShares Core MSCI EAFE ETF	3.9
Allspring Real Return Portfolio	3.5
Allspring Large Cap Value Portfolio	3.5
iShares Russell 1000 Growth ETF	2.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4706 10-24

Semi-Annual Shareholder Report

Asset Allocation Fund

October 31, 2024

Class A

EAAFX

This semi-annual shareholder report contains important information about Asset Allocation Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$49	0.93%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,498,370,853
# of portfolio holdings	31
Portfolio turnover rate	43%
Total advisory fees paid	$1,208,465

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	65.0	0.0
Bonds	35.0	41.5
Effective cash	0.0	(11.0)
U.S. stocks	0.0	49.5
Int'l stocks	0.0	20.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Managed Fixed Income Portfolio	22.3
Allspring Disciplined U.S. Core Fund Class R6	13.7
Allspring Large Company Value Portfolio	11.7
Allspring Disciplined International Developed Markets Portfolio	10.1
Allspring Diversified Large Cap Growth Portfolio	8.3
Allspring Core Bond Portfolio	6.2
iShares Core MSCI EAFE ETF	3.9
Allspring Real Return Portfolio	3.5
Allspring Large Cap Value Portfolio	3.5
iShares Russell 1000 Growth ETF	2.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4312 10-24

Semi-Annual Shareholder Report

Asset Allocation Fund

October 31, 2024

Class C

EACFX

This semi-annual shareholder report contains important information about Asset Allocation Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$88	1.68%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,498,370,853
# of portfolio holdings	31
Portfolio turnover rate	43%
Total advisory fees paid	$1,208,465

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	65.0	0.0
Bonds	35.0	41.5
Effective cash	0.0	(11.0)
U.S. stocks	0.0	49.5
Int'l stocks	0.0	20.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Managed Fixed Income Portfolio	22.3
Allspring Disciplined U.S. Core Fund Class R6	13.7
Allspring Large Company Value Portfolio	11.7
Allspring Disciplined International Developed Markets Portfolio	10.1
Allspring Diversified Large Cap Growth Portfolio	8.3
Allspring Core Bond Portfolio	6.2
iShares Core MSCI EAFE ETF	3.9
Allspring Real Return Portfolio	3.5
Allspring Large Cap Value Portfolio	3.5
iShares Russell 1000 Growth ETF	2.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4518 10-24

Semi-Annual Shareholder Report

Asset Allocation Fund

October 31, 2024

Institutional Class

EAAIX

This semi-annual shareholder report contains important information about Asset Allocation Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$32	0.61%Footnote Reference1 ,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,498,370,853
# of portfolio holdings	31
Portfolio turnover rate	43%
Total advisory fees paid	$1,208,465

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	65.0	0.0
Bonds	35.0	41.5
Effective cash	0.0	(11.0)
U.S. stocks	0.0	49.5
Int'l stocks	0.0	20.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Managed Fixed Income Portfolio	22.3
Allspring Disciplined U.S. Core Fund Class R6	13.7
Allspring Large Company Value Portfolio	11.7
Allspring Disciplined International Developed Markets Portfolio	10.1
Allspring Diversified Large Cap Growth Portfolio	8.3
Allspring Core Bond Portfolio	6.2
iShares Core MSCI EAFE ETF	3.9
Allspring Real Return Portfolio	3.5
Allspring Large Cap Value Portfolio	3.5
iShares Russell 1000 Growth ETF	2.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its tactical asset allocation overlay, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3169 10-24

Semi-Annual Shareholder Report

Spectrum Aggressive Growth Fund

October 31, 2024

Administrator Class

WEADX

This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$495,319,894
# of portfolio holdings	27
Portfolio turnover rate	16%
Total advisory fees paid	$614,840

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
U.S. large cap equities	60.0	67.5
International developed equities	22.5	22.5
U.S. small cap equities	10.0	7.0
Emerging markets equities	7.5	7.5
Effective cash	0.0	(11.0)
Alternative investments	0.0	6.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.1
iShares Core S&P 500 ETF	21.0
iShares Core MSCI EAFE ETF	12.2
Allspring Disciplined International Developed Markets Portfolio	9.7
iShares Core MSCI Emerging Markets ETF	4.4
Allspring Special Large Cap Value Fund Class R6	4.0
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	3.0
Allspring Disciplined Small Cap Fund Class R6	3.0
Allspring Emerging Markets Equity Fund Class R6	2.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3780 10-24

Semi-Annual Shareholder Report

Spectrum Aggressive Growth Fund

October 31, 2024

Class A

WEAFX

This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$495,319,894
# of portfolio holdings	27
Portfolio turnover rate	16%
Total advisory fees paid	$614,840

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
U.S. large cap equities	60.0	67.5
International developed equities	22.5	22.5
U.S. small cap equities	10.0	7.0
Emerging markets equities	7.5	7.5
Effective cash	0.0	(11.0)
Alternative investments	0.0	6.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.1
iShares Core S&P 500 ETF	21.0
iShares Core MSCI EAFE ETF	12.2
Allspring Disciplined International Developed Markets Portfolio	9.7
iShares Core MSCI Emerging Markets ETF	4.4
Allspring Special Large Cap Value Fund Class R6	4.0
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	3.0
Allspring Disciplined Small Cap Fund Class R6	3.0
Allspring Emerging Markets Equity Fund Class R6	2.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4331 10-24

Semi-Annual Shareholder Report

Spectrum Aggressive Growth Fund

October 31, 2024

Class C

WEACX

This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$78	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$495,319,894
# of portfolio holdings	27
Portfolio turnover rate	16%
Total advisory fees paid	$614,840

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
U.S. large cap equities	60.0	67.5
International developed equities	22.5	22.5
U.S. small cap equities	10.0	7.0
Emerging markets equities	7.5	7.5
Effective cash	0.0	(11.0)
Alternative investments	0.0	6.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.1
iShares Core S&P 500 ETF	21.0
iShares Core MSCI EAFE ETF	12.2
Allspring Disciplined International Developed Markets Portfolio	9.7
iShares Core MSCI Emerging Markets ETF	4.4
Allspring Special Large Cap Value Fund Class R6	4.0
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	3.0
Allspring Disciplined Small Cap Fund Class R6	3.0
Allspring Emerging Markets Equity Fund Class R6	2.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4524 10-24

Semi-Annual Shareholder Report

Spectrum Aggressive Growth Fund

October 31, 2024

Institutional Class

WEAYX

This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$495,319,894
# of portfolio holdings	27
Portfolio turnover rate	16%
Total advisory fees paid	$614,840

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
U.S. large cap equities	60.0	67.5
International developed equities	22.5	22.5
U.S. small cap equities	10.0	7.0
Emerging markets equities	7.5	7.5
Effective cash	0.0	(11.0)
Alternative investments	0.0	6.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.1
iShares Core S&P 500 ETF	21.0
iShares Core MSCI EAFE ETF	12.2
Allspring Disciplined International Developed Markets Portfolio	9.7
iShares Core MSCI Emerging Markets ETF	4.4
Allspring Special Large Cap Value Fund Class R6	4.0
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	3.0
Allspring Disciplined Small Cap Fund Class R6	3.0
Allspring Emerging Markets Equity Fund Class R6	2.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the addition of a tactical asset allocation overlay to the Fund's available derivatives overlays, as well as the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4719 10-24

Semi-Annual Shareholder Report

Spectrum Conservative Growth Fund

October 31, 2024

Class A

WMBGX

This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$214,998,758
# of portfolio holdings	36
Portfolio turnover rate	50%
Total advisory fees paid	$238,904

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	54.0	59.2
Stocks	28.0	35.9
Inflation sensitive investments	14.0	12.2
Alternative investments	4.0	3.7
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	13.9
Allspring Real Return Portfolio	12.0
Allspring Income Plus Fund Institutional Class	11.5
Allspring Core Bond Portfolio	9.8
Allspring Disciplined Large Cap Portfolio	9.3
Allspring High Yield Bond Fund Institutional Class	7.0
iShares Core S&P 500 ETF	6.8
Allspring Diversified Income Builder Fund Class R6	4.7
iShares Core MSCI EAFE ETF	3.9
Allspring Alternative Risk Premia Fund Class R6	3.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4334 10-24

Semi-Annual Shareholder Report

Spectrum Conservative Growth Fund

October 31, 2024

Class C

WMBFX

This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$77	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$214,998,758
# of portfolio holdings	36
Portfolio turnover rate	50%
Total advisory fees paid	$238,904

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	54.0	59.2
Stocks	28.0	35.9
Inflation sensitive investments	14.0	12.2
Alternative investments	4.0	3.7
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	13.9
Allspring Real Return Portfolio	12.0
Allspring Income Plus Fund Institutional Class	11.5
Allspring Core Bond Portfolio	9.8
Allspring Disciplined Large Cap Portfolio	9.3
Allspring High Yield Bond Fund Institutional Class	7.0
iShares Core S&P 500 ETF	6.8
Allspring Diversified Income Builder Fund Class R6	4.7
iShares Core MSCI EAFE ETF	3.9
Allspring Alternative Risk Premia Fund Class R6	3.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4580 10-24

Semi-Annual Shareholder Report

Spectrum Conservative Growth Fund

October 31, 2024

Institutional Class

WMBZX

This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$214,998,758
# of portfolio holdings	36
Portfolio turnover rate	50%
Total advisory fees paid	$238,904

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	54.0	59.2
Stocks	28.0	35.9
Inflation sensitive investments	14.0	12.2
Alternative investments	4.0	3.7
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	13.9
Allspring Real Return Portfolio	12.0
Allspring Income Plus Fund Institutional Class	11.5
Allspring Core Bond Portfolio	9.8
Allspring Disciplined Large Cap Portfolio	9.3
Allspring High Yield Bond Fund Institutional Class	7.0
iShares Core S&P 500 ETF	6.8
Allspring Diversified Income Builder Fund Class R6	4.7
iShares Core MSCI EAFE ETF	3.9
Allspring Alternative Risk Premia Fund Class R6	3.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4722 10-24

Semi-Annual Shareholder Report

Spectrum Growth Fund

October 31, 2024

Class A

WGAFX

This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$205,844,486
# of portfolio holdings	36
Portfolio turnover rate	28%
Total advisory fees paid	$230,179

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	58.0	62.4
Bonds	24.0	34.3
Inflation sensitive investments	15.0	11.8
Alternative investments	3.0	2.5
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	17.8
Allspring Real Return Portfolio	11.7
iShares Core S&P 500 ETF	9.7
Allspring High Yield Bond Fund Institutional Class	7.7
iShares Core MSCI EAFE ETF	7.4
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core U.S. Aggregate Bond ETF	5.2
iShares Core MSCI Emerging Markets ETF	2.7
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4332 10-24

Semi-Annual Shareholder Report

Spectrum Growth Fund

October 31, 2024

Class C

WGCFX

This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$78	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$205,844,486
# of portfolio holdings	36
Portfolio turnover rate	28%
Total advisory fees paid	$230,179

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	58.0	62.4
Bonds	24.0	34.3
Inflation sensitive investments	15.0	11.8
Alternative investments	3.0	2.5
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	17.8
Allspring Real Return Portfolio	11.7
iShares Core S&P 500 ETF	9.7
Allspring High Yield Bond Fund Institutional Class	7.7
iShares Core MSCI EAFE ETF	7.4
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core U.S. Aggregate Bond ETF	5.2
iShares Core MSCI Emerging Markets ETF	2.7
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4525 10-24

Semi-Annual Shareholder Report

Spectrum Growth Fund

October 31, 2024

Institutional Class

WGAYX

This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$205,844,486
# of portfolio holdings	36
Portfolio turnover rate	28%
Total advisory fees paid	$230,179

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	58.0	62.4
Bonds	24.0	34.3
Inflation sensitive investments	15.0	11.8
Alternative investments	3.0	2.5
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	17.8
Allspring Real Return Portfolio	11.7
iShares Core S&P 500 ETF	9.7
Allspring High Yield Bond Fund Institutional Class	7.7
iShares Core MSCI EAFE ETF	7.4
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core U.S. Aggregate Bond ETF	5.2
iShares Core MSCI Emerging Markets ETF	2.7
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4720 10-24

Semi-Annual Shareholder Report

Spectrum Income Allocation Fund

October 31, 2024

Class A

WCAFX

This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$101,945,489
# of portfolio holdings	36
Portfolio turnover rate	83%
Total advisory fees paid	$76,050

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	77.0	77.9
Inflation sensitive investments	10.0	11.7
Stocks	10.0	18.2
Alternative investments	3.0	3.2
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	23.4
Allspring Core Bond Portfolio	21.4
Allspring Real Return Portfolio	11.5
Allspring Income Plus Fund Institutional Class	9.9
Allspring High Yield Bond Fund Institutional Class	6.4
Allspring Diversified Income Builder Fund Class R6	4.2
iShares Core S&P 500 ETF	4.0
Allspring Disciplined Large Cap Portfolio	3.6
Allspring Alternative Risk Premia Fund Class R6	3.2
Allspring Global Investment Grade Credit Fund Class R6	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4330 10-24

Semi-Annual Shareholder Report

Spectrum Income Allocation Fund

October 31, 2024

Class C

WCCFX

This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$77	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$101,945,489
# of portfolio holdings	36
Portfolio turnover rate	83%
Total advisory fees paid	$76,050

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	77.0	77.9
Inflation sensitive investments	10.0	11.7
Stocks	10.0	18.2
Alternative investments	3.0	3.2
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	23.4
Allspring Core Bond Portfolio	21.4
Allspring Real Return Portfolio	11.5
Allspring Income Plus Fund Institutional Class	9.9
Allspring High Yield Bond Fund Institutional Class	6.4
Allspring Diversified Income Builder Fund Class R6	4.2
iShares Core S&P 500 ETF	4.0
Allspring Disciplined Large Cap Portfolio	3.6
Allspring Alternative Risk Premia Fund Class R6	3.2
Allspring Global Investment Grade Credit Fund Class R6	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4523 10-24

Semi-Annual Shareholder Report

Spectrum Income Allocation Fund

October 31, 2024

Institutional Class

WCYFX

This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$101,945,489
# of portfolio holdings	36
Portfolio turnover rate	83%
Total advisory fees paid	$76,050

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Bonds	77.0	77.9
Inflation sensitive investments	10.0	11.7
Stocks	10.0	18.2
Alternative investments	3.0	3.2
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core U.S. Aggregate Bond ETF	23.4
Allspring Core Bond Portfolio	21.4
Allspring Real Return Portfolio	11.5
Allspring Income Plus Fund Institutional Class	9.9
Allspring High Yield Bond Fund Institutional Class	6.4
Allspring Diversified Income Builder Fund Class R6	4.2
iShares Core S&P 500 ETF	4.0
Allspring Disciplined Large Cap Portfolio	3.6
Allspring Alternative Risk Premia Fund Class R6	3.2
Allspring Global Investment Grade Credit Fund Class R6	3.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4718 10-24

Semi-Annual Shareholder Report

Spectrum Moderate Growth Fund

October 31, 2024

Class A

WGBAX

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$37	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$438,340,605
# of portfolio holdings	36
Portfolio turnover rate	33%
Total advisory fees paid	$472,476

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	45.0	53.0
Bonds	37.0	42.5
Inflation sensitive investments	14.0	11.5
Alternative investments	4.0	4.0
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	14.4
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	9.4
Allspring Income Plus Fund Institutional Class	7.9
Allspring High Yield Bond Fund Institutional Class	6.7
iShares Core U.S. Aggregate Bond ETF	6.2
iShares Core MSCI EAFE ETF	6.2
Allspring Diversified Income Builder Fund Class R6	5.0
Allspring Disciplined International Developed Markets Portfolio	4.9
Allspring Core Bond Portfolio	4.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4333 10-24

Semi-Annual Shareholder Report

Spectrum Moderate Growth Fund

October 31, 2024

Class C

WGBFX

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$438,340,605
# of portfolio holdings	36
Portfolio turnover rate	33%
Total advisory fees paid	$472,476

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	45.0	53.0
Bonds	37.0	42.5
Inflation sensitive investments	14.0	11.5
Alternative investments	4.0	4.0
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	14.4
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	9.4
Allspring Income Plus Fund Institutional Class	7.9
Allspring High Yield Bond Fund Institutional Class	6.7
iShares Core U.S. Aggregate Bond ETF	6.2
iShares Core MSCI EAFE ETF	6.2
Allspring Diversified Income Builder Fund Class R6	5.0
Allspring Disciplined International Developed Markets Portfolio	4.9
Allspring Core Bond Portfolio	4.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4526 10-24

Semi-Annual Shareholder Report

Spectrum Moderate Growth Fund

October 31, 2024

Institutional Class

WGBIX

This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$438,340,605
# of portfolio holdings	36
Portfolio turnover rate	33%
Total advisory fees paid	$472,476

What did the Fund invest in?

(Based on long-term investments)

ALLOCATION (% OF TOTAL INVESTMENTS)

	Neutral Allocation	Effective Allocation
Stocks	45.0	53.0
Bonds	37.0	42.5
Inflation sensitive investments	14.0	11.5
Alternative investments	4.0	4.0
Effective cash	0.0	(11.0)

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	14.4
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	9.4
Allspring Income Plus Fund Institutional Class	7.9
Allspring High Yield Bond Fund Institutional Class	6.7
iShares Core U.S. Aggregate Bond ETF	6.2
iShares Core MSCI EAFE ETF	6.2
Allspring Diversified Income Builder Fund Class R6	5.0
Allspring Disciplined International Developed Markets Portfolio	4.9
Allspring Core Bond Portfolio	4.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the removal of the specified limitations on the Fund's use of its derivative overlays, effective June 17, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4721 10-24

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Asset Allocation Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2024

Allspring Asset Allocation Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 99.21%
Affiliated master portfolios: 69.55%
Allspring Core Bond Portfolio			$93,360,213
Allspring Disciplined International Developed Markets Portfolio			151,703,685
Allspring Diversified Large Cap Growth Portfolio			124,807,615
Allspring Large Cap Value Portfolio			52,565,243
Allspring Large Company Value Portfolio			175,438,569
Allspring Managed Fixed Income Portfolio			333,259,044
Allspring Real Return Portfolio			52,840,971
Allspring Small Company Growth Portfolio			16,752,498
Allspring Small Company Value Portfolio			41,293,993
			1,042,021,831
Exchange-traded funds: 9.37%
iShares Core MSCI EAFE ETF		793,872	58,571,876
iShares J.P. Morgan USD Emerging Markets Bond ETF		444,891	40,449,490
iShares Russell 1000 Growth ETF		110,728	41,407,843
			140,429,209
Stock funds: 20.29%
Allspring Disciplined U.S. Core Fund Class R6♠		8,396,109	205,872,584
Allspring Emerging Growth Fund Class R6♠		1,313,505	16,681,520
Allspring Emerging Markets Equity Fund Class R6♠		1,496,141	41,054,101
Allspring Emerging Markets Equity Income Fund Class R6♠		3,295,510	40,402,952
			304,011,157
Total investment companies (Cost $1,300,782,489)			1,486,462,197
Total investments in securities (Cost $1,300,782,489)	99.21%		1,486,462,197
Other assets and liabilities, net	0.79		11,908,656
Total net assets	100.00%		$1,498,370,853

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$199,886,672	$473,392	$(23,898,259)	$5,925,488	$23,485,291	$205,872,584
Allspring Emerging Growth Fund Class R6	0	16,278,113	(724,216)	50,548	1,077,075	16,681,520
Allspring Emerging Markets Equity Fund Class R6	41,277,140	583,212	(4,431,140)	878,423	2,746,466	41,054,101
Allspring Emerging Markets Equity Income Fund Class R6	41,408,345	1,048,718	(4,840,485)	895,349	1,891,025	40,402,952
				$7,749,808	$29,199,857	$304,011,157
The accompanying notes are an integral part of these financial statements.
2 | Allspring Asset Allocation Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	8,396,109	$0
Allspring Emerging Growth Fund Class R6	1,313,505	0
Allspring Emerging Markets Equity Fund Class R6	1,496,141	0
Allspring Emerging Markets Equity Income Fund Class R6	3,295,510	459,013
		$459,013
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	1.81%	1.77%	$216,288	$4,147,971	$2,147,724	$0	$81,368	$93,360,213
Allspring Disciplined International Developed Markets Portfolio	51.18	54.32	1,744,676	5,923,229	6,613	2,213,793	86,591	151,703,685
Allspring Diversified Large Cap Growth Portfolio	99.99	99.99	18,379,783	1,987,556	1,843	436,032	37,189	124,807,615
Allspring Emerging Growth Portfolio*	5.81	0.00	1,972,757	(308,512)	0	3,958	3,676	0
Allspring Large Cap Value Portfolio	21.19	22.77	2,025,167	4,447,661	75	453,306	15,622	52,565,243
Allspring Large Company Value Portfolio	99.99	99.99	14,395,023	2,966,298	6,935	1,545,755	113,796	175,438,569
Allspring Managed Fixed Income Portfolio	99.99	99.99	(1,333,053)	18,036,483	6,899,557	0	131,426	333,259,044
Allspring Real Return Portfolio	21.18	21.12	1,833,860	2,772,920	412,053	143,811	323,230	52,840,971
Allspring Small Company Growth Portfolio	3.09	3.01	855,339	328,618	39	39,991	9,395	16,752,498
Allspring Small Company Value Portfolio	5.53	5.79	1,694,370	2,498,903	101	397,405	10,151	41,293,993
			$41,784,210	$42,801,127	$9,474,940	$5,234,051	$812,444	$1,042,021,831

*	Liquidated on September 13, 2024
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Futures	1,028	12-6-2024	$150,149,573	$147,379,665	$0	$(2,769,908)
Euro Futures	334	12-16-2024	46,195,136	45,465,750	0	(729,386)
Ultra 10-Year U.S. Treasury Notes	1,578	12-19-2024	188,753,070	179,497,500	0	(9,255,570)
E-Mini NASDAQ 100 Index	156	12-20-2024	61,657,254	62,467,860	810,606	0
E-Mini Russell 1000 Growth Index	186	12-20-2024	34,765,091	35,285,130	520,039	0
Euro STOXX 600 Index	1,094	12-20-2024	30,869,752	30,124,808	0	(744,944)
U.S. Real Estate Futures	797	12-20-2024	31,668,070	30,118,630	0	(1,549,440)
Long Gilt Futures	426	12-27-2024	54,447,376	51,656,738	0	(2,790,638)
Short
Hang Seng Index	(91)	11-28-2024	(12,089,666)	(11,910,382)	179,284	0
30-Year Euro BUXL Futures	(395)	12-6-2024	(58,178,008)	(56,869,956)	1,308,052	0
The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 3

Portfolio of investments—October 31, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Swiss Franc Futures	(319)	12-16-2024	$(47,547,840)	$(46,362,663)	$1,185,177	$0
10-Year U.S. Treasury Notes	(754)	12-19-2024	(86,172,430)	(83,293,437)	2,878,993	0
Ultra Long Term U.S. Treasury Bond	(665)	12-19-2024	(90,647,301)	(83,540,625)	7,106,676	0
E-Mini Russell 1000 Value Index	(369)	12-20-2024	(34,226,931)	(34,233,975)	0	(7,044)
E-Mini S&P 500 Index	(36)	12-20-2024	(10,243,059)	(10,329,300)	0	(86,241)
					$13,988,827	$(17,933,171)
The accompanying notes are an integral part of these financial statements.
4 | Allspring Asset Allocation Fund

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $944,746,565)	$1,042,021,831
Investments in unaffiliated securities, at value (cost $131,211,895)	140,429,209
Investments in affiliated Underlying Funds, at value (cost $224,824,029)	304,011,157
Cash at broker segregated for futures contracts	15,959,102
Receivable for daily variation margin on open futures contracts	1,295,389
Receivable for investments sold	1,278,788
Receivable for Fund shares sold	86,407
Prepaid expenses and other assets	150,714
Total assets	1,505,232,597
Liabilities
Payable for daily variation margin on open futures contracts	5,185,860
Payable for Fund shares redeemed	686,959
Shareholder servicing fees payable	289,247
Administration fees payable	242,522
Management fee payable	202,472
Overdraft due to custodian bank	177,878
Distribution fees payable	11,019
Trustees’ fees and expenses payable	2,258
Accrued expenses and other liabilities	63,529
Total liabilities	6,861,744
Total net assets	$1,498,370,853
Net assets consist of
Paid-in capital	$1,206,077,034
Total distributable earnings	292,293,819
Total net assets	$1,498,370,853
Computation of net asset value and offering price per share
Net assets–Class A	$1,177,675,562
Shares outstanding–Class A1	77,409,665
Net asset value per share–Class A	$15.21
Maximum offering price per share – Class A2	$16.14
Net assets–Class C	$16,942,698
Shares outstanding–Class C1	1,114,106
Net asset value per share–Class C	$15.21
Net assets–Administrator Class	$133,546,609
Shares outstanding–Administrator Class[1]	8,467,861
Net asset value per share–Administrator Class	$15.77
Net assets–Institutional Class	$170,205,984
Shares outstanding–Institutional Class[1]	11,109,645
Net asset value per share–Institutional Class	$15.32
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 5

Statement of operations
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolios	$9,474,940
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $302,350)	5,234,051
Dividends from unaffiliated securities	1,977,486
Affiliated income allocated from affiliated Master Portfolios	812,444
Dividends from affiliated Underlying Funds	459,013
Interest	349,507
Expenses allocated from affiliated Master Portfolios	(2,612,766)
Waivers allocated from affiliated Master Portfolios	291,954
Total investment income	15,986,629
Expenses
Management fee	2,148,681
Administration fees
Class A	1,208,483
Class C	17,863
Administrator Class	88,889
Institutional Class	112,710
Shareholder servicing fees
Class A	1,510,528
Class C	22,277
Administrator Class	170,419
Distribution fees
Class C	66,645
Custody and accounting fees	16,902
Professional fees	17,046
Registration fees	62,334
Shareholder report expenses	63,819
Trustees’ fees and expenses	11,512
Other fees and expenses	20,937
Total expenses	5,539,045
Less: Fee waivers and/or expense reimbursements
Fund-level	(940,216)
Administrator Class	(25,997)
Net expenses	4,572,832
Net investment income	11,413,797
The accompanying notes are an integral part of these financial statements.
6 | Allspring Asset Allocation Fund

Statement of operations
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$41,784,210
Affiliated Underlying Funds	7,749,808
Unaffiliated securities	991,031
Foreign currency and foreign currency translations	(18,457)
Futures contracts	(1,341,637)
Net realized gains on investments	49,164,955
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolio	42,801,127
Affiliated Underlying Funds	29,199,857
Unaffiliated securities	(9,440,443)
Foreign currency and foreign currency translations	9,817
Futures contracts	(4,541,881)
Net change in unrealized gains (losses) on investments	58,028,477
Net realized and unrealized gains (losses) on investments	107,193,432
Net increase in net assets resulting from operations	$118,607,229
The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$11,413,797		$21,372,180		$22,429,903
Net realized gains (losses) on investments		49,164,955		76,772,677		(20,005,630)
Net change in unrealized gains (losses) on investments		58,028,477		51,334,006		(31,925,204)
Net increase (decrease) in net assets resulting from operations		118,607,229		149,478,863		(29,500,931)
Net investment income and net realized gains
Class A		0		0		(59,268,484)
Class C		0		0		(417,954)
Class R		N/A		0 [2]		(104,644)
Administrator Class		0		0		(824,492)
Institutional Class		0		0		(9,997,099)
Tax basis return of capital
Class A		0		0		(10,824,660)
Class C		0		0		(221,191)
Class R		N/A		0 [2]		(21,404)
Administrator Class		0		0		(142,749)
Institutional Class		0		0		(1,748,098)
Total distributions to shareholders		0		0		(83,570,775)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	413,964	6,190,669	941,719	12,673,108	1,813,537	23,018,937
Class C	53,877	817,932	91,177	1,229,599	124,931	1,564,255
Class R	N/A	N/A	335 [2]	4,290 [2]	22,912	291,574
Administrator Class	104,340	1,625,691	83,622	1,224,645	26,450	347,283
Institutional Class	596,225	8,967,448	1,051,624	14,223,541	1,188,690	15,093,300
		17,601,740		29,355,183		40,315,349
Reinvestment of distributions
Class A	0	0	0	0	5,117,002	63,358,699
Class C	0	0	0	0	49,303	621,218
Class R	N/A	N/A	0 [2]	0 [2]	9,646	119,256
Administrator Class	0	0	0	0	68,903	881,772
Institutional Class	0	0	0	0	736,589	9,131,361
		0		0		74,112,306
Payment for shares redeemed
Class A	(5,257,051)	(78,981,933)	(10,772,093)	(144,189,376)	(13,420,146)	(169,645,607)
Class C	(219,685)	(3,276,663)	(510,997)	(6,917,930)	(1,018,638)	(12,896,313)
Class R	N/A	N/A	(7,336)[2]	(93,180)[2]	(66,642)	(856,905)
Administrator Class	(562,005)	(8,765,901)	(455,372)	(6,576,285)	(417,160)	(5,415,295)
Institutional Class	(1,131,645)	(17,052,958)	(2,703,275)	(36,093,681)	(4,693,101)	(59,574,954)
		(108,077,455)		(193,870,452)		(248,389,074)
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
2 For the period from June 1, 2023 to June 16, 2023
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Asset Allocation Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
	Shares		Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	4,553,347	$64,444,454	0	$0
Class C	0	0	217,210	3,088,665	0	0
Administrator Class	0	0	8,298,795	121,642,998	0	0
		0		189,176,117		0
Share conversions
Class A	0	0	170,297	2,215,824	0	0
Class R	0	0	(170,723)[3]	(2,215,824)[3]	0	0
		0		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(90,475,715)		24,660,848		(133,961,419)
Total increase (decrease) in net assets		28,131,514		174,139,711		(247,033,125)
Net assets
Beginning of period		1,470,239,339		1,296,099,628		1,543,132,753
End of period		$1,498,370,853		$1,470,239,339		$1,296,099,628
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
3 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Asset Allocation Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31				Year ended April 30
Class A			2023	2022	2021	2020[2]	2020
Net asset value, beginning of period	$14.07	$12.54	$13.56	$16.90	$13.57	$13.12	$13.49
Net investment income	0.11 [3]	0.21 [3]	0.20 [3]	0.18 [3]	0.18 [3]	0.02	0.21 [3]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [4]	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.03	1.32	(0.43)	(1.20)	3.75	0.43	(0.36)
Total from investment operations	1.14	1.53	(0.23)	(1.02)	3.93	0.45	(0.15)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.30)	(0.18)	(0.41)	0.00	(0.06)
Net realized gains	0.00	0.00	(0.37)	(2.14)	(0.19)	0.00	(0.16)
Tax basis return of capital	0.00	0.00	(0.12)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.79)	(2.32)	(0.60)	0.00	(0.22)
Net asset value, end of period	$15.21	$14.07	$12.54	$13.56	$16.90	$13.57	$13.12
Total return[5]	8.10%	12.20%	(1.54)%	(7.42)%	29.45%[6]	3.43%	(1.26)%
Ratios to average net assets (annualized)
Gross expenses	1.06%*	1.08%*	1.11%*	1.09%*	1.14%*	1.21%*	1.22%*
Net expenses	0.93%*	0.98%*	1.04%*	1.04%*	1.04%*	1.05%*	1.05%*
Net investment income	1.45%*	1.71%*	1.60%*	1.15%*	1.19%*	1.22%*	1.54%*
Supplemental data
Portfolio turnover rate[7]	43%	104%	106%	111%	137%	13%	109%
Net assets, end of period (000s omitted)	$1,177,676	$1,157,318	$1,095,066	$1,272,420	$1,542,707	$1,287,856	$1,253,699

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2024 (unaudited)	0.30%
Year ended April 30, 2024[1]	0.32%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[2]	0.45%
Year ended April 30, 2020	0.45%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[6]	For year ended May 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
[7]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31				Year ended April 30
Class C			2023	2022	2021	2020[2]	2020
Net asset value, beginning of period	$14.12	$12.66	$13.34	$16.60	$13.01	$12.58	$12.99
Net investment income	0.05 [3]	0.12 [3]	0.11 [3]	0.06 [3]	0.06 [3]	0.01 [3]	0.11 [3]
Payment from affiliate	0.00	0.00	0.00	0.00	0.17	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.04	1.34	(0.42)	(1.18)	3.54	0.42	(0.36)
Total from investment operations	1.09	1.46	(0.31)	(1.12)	3.77	0.43	(0.25)
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.25)	(2.14)	(0.18)	0.00	(0.16)
Tax basis return of capital	0.00	0.00	(0.12)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.37)	(2.14)	(0.18)	0.00	(0.16)
Net asset value, end of period	$15.21	$14.12	$12.66	$13.34	$16.60	$13.01	$12.58
Total return[4]	7.72%	11.53%	(2.34)%	(8.08)%	29.19%[5]	3.42%	(2.02)%
Ratios to average net assets (annualized)
Gross expenses	1.80%*	1.83%*	1.85%*	1.83%*	1.89%*	1.96%*	1.97%*
Net expenses	1.68%*	1.72%*	1.79%*	1.78%*	1.79%*	1.79%*	1.80%*
Net investment income	0.71%*	0.97%*	0.83%*	0.38%*	0.43%*	0.47%*	0.82%*
Supplemental data
Portfolio turnover rate[6]	43%	104%	106%	111%	137%	13%	109%
Net assets, end of period (000s omitted)	$16,943	$18,069	$18,774	$31,038	$52,586	$118,081	$120,029

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2024 (unaudited)	0.30%
Year ended April 30, 2024[1]	0.32%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020[2]	0.44%
Year ended April 30, 2020	0.45%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[3]	Calculated based upon average shares outstanding
[4]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[5]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 1.29% impact on the total return.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31				Year ended April 30
Administrator Class			2023	2022	2021	2020[2]	2020
Net asset value, beginning of period	$14.58	$12.97	$13.89	$17.25	$13.75	$13.29	$13.66
Net investment income	0.12 [3]	0.24 [3]	0.23 [3]	0.21 [3]	0.21 [3]	0.02 [3]	0.24 [3]
Payment from affiliate	0.00	0.00	0.00	0.00	0.12	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.07	1.37	(0.31)	(1.22)	3.81	0.44	(0.37)
Total from investment operations	1.19	1.61	(0.08)	(1.01)	4.14	0.46	(0.13)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.33)	(0.21)	(0.45)	0.00	(0.08)
Net realized gains	0.00	0.00	(0.39)	(2.14)	(0.19)	0.00	(0.16)
Tax basis return of capital	0.00	0.00	(0.12)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.84)	(2.35)	(0.64)	0.00	(0.24)
Net asset value, end of period	$15.77	$14.58	$12.97	$13.89	$17.25	$13.75	$13.29
Total return[4]	8.16%	12.41%	(0.39)%[5]	(7.21)%	30.62%[6]	3.46%	(1.08)%
Ratios to average net assets (annualized)
Gross expenses	0.99%*	1.00%*	1.02%*	1.01%*	1.06%*	1.13%*	1.14%*
Net expenses	0.83%*	0.76%*	0.86%*	0.86%*	0.87%*	0.86%*	0.86%*
Net investment income	1.55%*	1.79%*	1.78%*	1.32%*	1.36%*	1.40%*	1.74%*
Supplemental data
Portfolio turnover rate[7]	43%	104%	106%	111%	137%	13%	109%
Net assets, end of period (000s omitted)	$133,547	$130,116	$12,949	$18,332	$25,026	$21,628	$21,316

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2024 (unaudited)	0.30%
Year ended April 30, 2024[1]	0.32%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[2]	0.45%
Year ended April 30, 2020	0.44%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]	During the year ended May 31, 2023, the Fund received payments from a service provider which had a 0.00% impact on the total return.
[6]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 0.90% impact on the total return.
[7]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31				Year ended April 30
Institutional Class			2023	2022	2021	2020[2]	2020
Net asset value, beginning of period	$14.15	$12.57	$13.60	$16.94	$13.61	$13.14	$13.52
Net investment income	0.13 [3]	0.25 [3]	0.25 [3]	0.24 [3]	0.24	0.02 [3]	0.26 [3]
Net realized and unrealized gains (losses) on investments	1.04	1.33	(0.44)	(1.20)	3.74	0.45	(0.38)
Total from investment operations	1.17	1.58	(0.19)	(0.96)	3.98	0.47	(0.12)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.35)	(0.24)	(0.46)	0.00	(0.10)
Net realized gains	0.00	0.00	(0.37)	(2.14)	(0.19)	0.00	(0.16)
Tax basis return of capital	0.00	0.00	(0.12)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.84)	(2.38)	(0.65)	0.00	(0.26)
Net asset value, end of period	$15.32	$14.15	$12.57	$13.60	$16.94	$13.61	$13.14
Total return[4]	8.27%	12.57%	(1.21)%	(7.10)%	29.76%	3.58%	(1.01)%
Ratios to average net assets (annualized)
Gross expenses	0.74%*	0.76%*	0.78%*	0.76%*	0.81%*	0.88%*	0.89%*
Net expenses	0.61%*	0.66%*	0.71%*	0.71%*	0.71%*	0.72%*	0.72%*
Net investment income	1.77%*	2.04%*	1.92%*	1.48%*	1.52%*	1.55%*	1.88%*
Supplemental data
Portfolio turnover rate[5]	43%	104%	106%	111%	137%	13%	109%
Net assets, end of period (000s omitted)	$170,206	$164,736	$167,088	$218,479	$266,822	$231,652	$227,529

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended October 31, 2024 (unaudited)	0.30%
Year ended April 30, 2024[1]	0.32%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[2]	0.45%
Year ended April 30, 2020	0.45%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in
14 | Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $1,294,680,891 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$230,679,458
Gross unrealized losses	(42,842,496)
Net unrealized gains	$187,836,962
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Asset Allocation Fund | 15

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$444,440,366	$0	$0	$444,440,366
Investments measured at net asset value*				1,042,021,831
	444,440,366	0	0	1,486,462,197
Futures contracts	13,988,827	0	0	13,988,827
Total assets	$458,429,193	$0	$0	$1,500,451,024
Liabilities
Futures contracts	$17,933,171	$0	$0	$17,933,171
Total liabilities	$17,933,171	$0	$0	$17,933,171

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $1,042,021,831. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio*	Seeks long-term capital appreciation
Allspring Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on September 13, 2024
16 | Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended October 31, 2024, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.12%
Class C	1.87
Administrator Class	0.95
Institutional Class	0.80
Allspring Asset Allocation Fund | 17

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2024, Allspring Funds Distributor received $9,462 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales.Purchase and sales in affiliated Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$212,317,041	$409,754,155	$194,565,014	$478,286,343
6.
DERIVATIVE TRANSACTIONS
During the six months ended October 31, 2024, the Fund entered into futures contracts for hedging purposes. The Fund had an average notional amount of $571,965,865 in long futures contracts and $340,493,209 in short futures contracts during the six months ended October 31, 2024.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of October 31, 2024 by primary risk type on the Statement of Assets and Liabilities was as follows for the Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$11,293,721 *	$1,509,929 *	$1,185,177 *	$13,988,827
Liability derivatives
Futures contracts	$14,816,116 *	$2,387,669 *	$729,386 *	$17,933,171

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of October 31, 2024 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended October 31, 2024 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$4,322,762	$(3,312,402)	$(2,351,997)	$(1,341,637)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(3,544,915)	$1,532,292	$(2,529,258)	$(4,541,881)
7.
ACQUISITION
After the close of business on February 23, 2024, the Fund acquired the net assets of Allspring Growth Balanced Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C and Administrator Class shares of Allspring Growth Balanced Fund received Class A, Class C and Administrator Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Growth Balanced Fund for 13,069,352 shares of the Fund valued at $189,176,117
18 | Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
at an exchange ratio of 3.31, 2.70 and 2.69 for Class A, Class C and Administrator Class shares, respectively. The investment portfolio of Allspring Growth Balanced Fund with a fair value of $177,870,281, identified cost of $152,798,312 and unrealized gains (losses) of $25,071,969 at February 23, 2024 was (if portfolio and cash is stated) the principal assets acquired by the Fund. The aggregate net assets of Allspring Growth Balanced Fund and the Fund immediately prior to the acquisition were $189,176,117 and $1,327,418,790, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,516,594,907. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Growth Balanced Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed June 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the eleven months ended April 30, 2024 would have been as follows:
Net investment income	$23,842,147
Net realized and unrealized gains (losses) on investments	143,818,255
Net increase in net assets resulting from operations	$167,660,402
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Growth Balanced Fund that have been included in the Fund’s Statement of Operations since .
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Fund under the agreement.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Asset Allocation Fund | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20 | Allspring Asset Allocation Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Asset Allocation Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Asset Allocation Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Asset Allocation Blended Index, for the three-year period under review, in range of the investment performance of its benchmark index for the five-year period under review, and lower than the investment performance of its benchmark index for the one and ten-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance. The Board also noted that it had approved a change to the Fund’s principal investment strategy to remove the fixed allocation ranges applied to the derivatives overlay strategy, which would be effective on or about June 17, 2024.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratio of the expense Group for the Administrator Class shares, in range for the Institutional Class shares, and higher than for the Class A shares.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of or higher than the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Allspring Asset Allocation Fund | 23

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Asset Allocation Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

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Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
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NCSRS4312 10-24

Multi-Asset Funds

Spectrum Aggressive Growth Fund
Spectrum Conservative Growth Fund
Spectrum Growth Fund
Spectrum Income Allocation Fund
Spectrum Moderate Growth Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2024

Multi-Asset Funds | 1

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments
Spectrum Aggressive Growth Fund

	Shares	Value
Investment companies: 99.25%
Affiliated master portfolios: 41.80%
Allspring Disciplined International Developed Markets Portfolio		$48,257,027
Allspring Disciplined Large Cap Portfolio		148,934,328
Allspring Small Company Value Portfolio		9,881,813
		207,073,168
Exchange-traded funds: 39.54%
iShares Core MSCI EAFE ETF	817,119	60,287,040
iShares Core MSCI Emerging Markets ETF	393,304	21,875,567
iShares Core S&P 500 ETF	181,712	103,801,163
iShares Russell 1000 Growth ETF	26,459	9,894,608
		195,858,378
Stock funds: 17.91%
Allspring Disciplined Small Cap Fund Class R6♠	1,082,260	14,794,489
Allspring Emerging Growth Fund Class R6♠	774,557	9,836,879
Allspring Emerging Markets Equity Fund Class R6♠	532,044	14,599,300
Allspring Large Cap Growth Fund Class R6♠†	303,855	14,822,045
Allspring Premier Large Company Growth Fund Class R6♠†	1,026,441	14,842,342
Allspring Special Large Cap Value Fund Class R6♠	1,389,270	19,797,103
		88,692,158
Total investment companies (Cost $356,901,394)		491,623,704

		Yield
Short-term investments: 0.06%
Investment companies: 0.06%
Allspring Government Money Market Fund Select Class♠∞		4.78%	300,000	300,000
Total short-term investments (Cost $300,000)				300,000
Total investments in securities (Cost $357,201,394)	99.31%			491,923,704
Other assets and liabilities, net	0.69			3,396,190
Total net assets	100.00%			$495,319,894

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
2 | Multi-Asset Funds

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Aggressive Growth Fund
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined Small Cap Fund Class R6	$14,119,647	$1,181,770	$(1,991,521)	$207,917	$1,276,676	$14,794,489
Allspring Emerging Growth Fund Class R6	0	9,418,518	(234,532)	17,756	635,137	9,836,879
Allspring Emerging Markets Equity Fund Class R6	14,275,274	682,377	(1,593,077)	(41,927)	1,276,653	14,599,300
Allspring Large Cap Growth Fund Class R6†	0	12,339,313	(811,279)	36,298	3,257,713	14,822,045
Allspring Premier Large Company Growth Fund Class R6†	14,063,740	368,478	(2,107,348)	(20,731)	2,538,203	14,842,342
Allspring Special Large Cap Value Fund Class R6	18,880,855	805,906	(2,062,698)	122,674	2,050,366	19,797,103
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	12,815,199	(12,815,199)	0	0	300,000
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	14,107,281	2,571,638	(12,330,917)	13,634	(4,361,636)	0
				$335,621	$6,673,112	$88,992,158

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Disciplined Small Cap Fund Class R6	1,082,260	$0	$0
Allspring Emerging Growth Fund Class R6	774,557	0	0
Allspring Emerging Markets Equity Fund Class R6	532,044	0	0
Allspring Large Cap Growth Fund Class R6†	303,855	0	0
Allspring Premier Large Company Growth Fund Class R6†	1,026,441	0	0
Allspring Special Large Cap Value Fund Class R6	1,389,270	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	2,642	0
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	0	0	2,495,772
		$2,642	$2,495,772

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 3

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Aggressive Growth Fund
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	16.01%	17.28%	$550,402	$2,770,761	$694,747	$2,080	$27,256	$48,257,027
Allspring Disciplined Large Cap Portfolio	41.14	44.82	3,905,689	14,898,635	962,229	3,810	60,969	148,934,328
Allspring Emerging Growth Portfolio*	3.35	0.00	1,154,384	(1,783,079)	2,305	0	2,146	0
Allspring Small Company Value Portfolio	1.31	1.39	404,915	856,181	94,668	24	2,419	9,881,813
			$6,015,390	$16,742,498	$1,753,949	$5,914	$92,790	$207,073,168

*	Liquidated on September 13, 2024
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Futures	335	12-6-2024	$48,930,065	$48,027,420	$0	$(902,645)
Euro Futures	100	12-16-2024	13,830,879	13,612,500	0	(218,379)
Ultra 10-Year U.S. Treasury Notes	513	12-19-2024	61,362,690	58,353,750	0	(3,008,940)
E-Mini NASDAQ 100 Index	51	12-20-2024	20,157,179	20,422,185	265,006	0
Euro STOXX 600 Index	355	12-20-2024	10,017,151	9,775,418	0	(241,733)
U.S. Real Estate Futures	260	12-20-2024	10,330,863	9,825,400	0	(505,463)
Long Gilt Futures	141	12-27-2024	18,021,315	17,097,653	0	(923,662)
Short
Hang Seng Index	(30)	11-28-2024	(3,985,605)	(3,926,500)	59,105	0
30-Year Euro BUXL Futures	(129)	12-6-2024	(18,999,906)	(18,572,720)	427,186	0
Swiss Franc Futures	(97)	12-16-2024	(14,458,121)	(14,097,738)	360,383	0
10-Year U.S. Treasury Notes	(250)	12-19-2024	(28,571,760)	(27,617,187)	954,573	0
Ultra Long Term U.S. Treasury Bond	(216)	12-19-2024	(29,443,382)	(27,135,000)	2,308,382	0
E-Mini S&P 500 Index	(12)	12-20-2024	(3,414,353)	(3,443,100)	0	(28,747)
					$4,374,635	$(5,829,569)
The accompanying notes are an integral part of these financial statements.
4 | Multi-Asset Funds

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Conservative Growth Fund

	Shares	Value
Investment companies: 99.34%
Affiliated master portfolios: 34.75%
Allspring Core Bond Portfolio		$21,069,110
Allspring Disciplined International Developed Markets Portfolio		6,558,118
Allspring Disciplined Large Cap Portfolio		19,906,277
Allspring Real Return Portfolio		25,901,172
Allspring Small Company Value Portfolio		1,275,241
		74,709,918
Alternative investment funds: 3.71%
Allspring Alternative Risk Premia Fund Class R6♠	982,384	7,967,135
Bond funds: 21.54%
Allspring Global Investment Grade Credit Fund Class R6♠	728,636	6,448,427
Allspring High Yield Bond Fund Institutional Class♠	4,999,870	15,149,606
Allspring Income Plus Fund Institutional Class♠	2,807,721	24,707,942
		46,305,975
Exchange-traded funds: 29.15%
iShares Core MSCI EAFE ETF	114,656	8,459,320
iShares Core MSCI Emerging Markets ETF	45,465	2,528,763
iShares Core S&P 500 ETF	25,509	14,571,761
iShares Core U.S. Aggregate Bond ETF	304,511	29,969,973
iShares J.P. Morgan USD Emerging Markets Bond ETF	64,808	5,892,343
iShares Russell 1000 Growth ETF	3,362	1,257,254
		62,679,414
Multi-asset funds: 4.69%
Allspring Diversified Income Builder Fund Class R6♠	1,722,683	10,077,694
Stock funds: 5.50%
Allspring Disciplined Small Cap Fund Class R6♠	156,058	2,133,312
Allspring Emerging Growth Fund Class R6♠	99,019	1,257,535
Allspring Emerging Markets Equity Fund Class R6♠	61,403	1,684,902
Allspring Large Cap Growth Fund Class R6♠†	43,095	2,102,158
Allspring Premier Large Company Growth Fund Class R6♠†	144,961	2,096,130
Allspring Special Large Cap Value Fund Class R6♠	179,494	2,557,784
		11,831,821
Total investment companies (Cost $201,641,644)		213,571,957
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 5

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Conservative Growth Fund

		Yield	Shares	Value
Short-term investments: 0.09%
Investment companies: 0.09%
Allspring Government Money Market Fund Select Class♠∞		4.78%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $201,841,644)	99.43%			213,771,957
Other assets and liabilities, net	0.57			1,226,801
Total net assets	100.00%			$214,998,758

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$8,371,228	$155,071	$(510,291)	$(61,289)	$12,416	$7,967,135
Allspring Disciplined Small Cap Fund Class R6	2,215,538	58,684	(364,125)	41,986	181,229	2,133,312
Allspring Diversified Income Builder Fund Class R6	10,658,481	358,619	(1,241,960)	5,511	297,043	10,077,694
Allspring Emerging Growth Fund Class R6	0	1,259,608	(91,040)	7,772	81,195	1,257,535
Allspring Emerging Markets Equity Fund Class R6	1,804,379	66,022	(341,337)	37,830	118,008	1,684,902
Allspring Global Investment Grade Credit Fund Class R6	6,802,844	149,627	(702,863)	(131,814)	330,633	6,448,427
Allspring High Yield Bond Fund Institutional Class	15,903,633	1,338,950	(2,406,963)	(237,000)	550,986	15,149,606
Allspring Income Plus Fund Institutional Class	25,920,907	1,733,727	(3,547,132)	(210,360)	810,800	24,707,942
Allspring Large Cap Growth Fund Class R6†	0	1,696,511	(260,852)	16,155	650,344	2,102,158
Allspring Premier Large Company Growth Fund Class R6†	2,217,958	37,892	(545,711)	(11,948)	397,939	2,096,130
Allspring Special Large Cap Value Fund Class R6	2,692,688	24,048	(462,635)	40,661	263,022	2,557,784
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	8,186,626	(8,186,626)	0	0	200,000
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	2,232,146	388,117	(1,813,590)	23,983	(830,656)	0
				$(478,513)	$2,862,959	$76,382,625
The accompanying notes are an integral part of these financial statements.
6 | Multi-Asset Funds

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Conservative Growth Fund

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	982,384	$0	$0
Allspring Disciplined Small Cap Fund Class R6	156,058	0	0
Allspring Diversified Income Builder Fund Class R6	1,722,683	356,093	0
Allspring Emerging Growth Fund Class R6	99,019	0	0
Allspring Emerging Markets Equity Fund Class R6	61,403	0	0
Allspring Global Investment Grade Credit Fund Class R6	728,636	147,492	0
Allspring High Yield Bond Fund Institutional Class	4,999,870	548,939	0
Allspring Income Plus Fund Institutional Class	2,807,721	751,651	0
Allspring Large Cap Growth Fund Class R6†	43,095	0	0
Allspring Premier Large Company Growth Fund Class R6†	144,961	0	0
Allspring Special Large Cap Value Fund Class R6	179,494	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	1,674	0
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	0	0	367,625
		$1,805,849	$367,625

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.44%	0.40%	$45,683	$279,710	$497,237	$0	$18,789	$21,069,110
Allspring Disciplined International Developed Markets Portfolio	2.35	2.35	76,464	58,752	291	98,097	3,806	6,558,118
Allspring Disciplined Large Cap Portfolio	6.11	5.99	545,158	1,956,347	541	135,971	8,564	19,906,277
Allspring Emerging Growth Portfolio*	0.47	0.00	154,632	(40,730)	0	315	292	0
Allspring Real Return Portfolio	11.50	10.35	936,343	1,905,616	213,441	73,895	166,359	25,901,172
Allspring Small Company Value Portfolio	0.19	0.18	52,908	40,709	3	12,665	324	1,275,241
			$1,811,188	$4,200,404	$711,513	$320,943	$198,134	$74,709,918

*	Liquidated on September 13, 2024
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Futures	150	12-6-2024	$21,908,984	$21,504,815	$0	$(404,169)
Euro Futures	53	12-16-2024	7,330,366	7,214,625	0	(115,741)
Ultra 10-Year U.S. Treasury Notes	232	12-19-2024	27,750,768	26,390,000	0	(1,360,768)
E-Mini NASDAQ 100 Index	23	12-20-2024	9,090,493	9,210,005	119,512	0
Euro STOXX 600 Index	161	12-20-2024	4,542,989	4,433,358	0	(109,631)
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 7

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Conservative Growth Fund
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
U.S. Real Estate Futures	117	12-20-2024	$4,648,889	$4,421,430	$0	$(227,459)
Long Gilt Futures	61	12-27-2024	7,796,455	7,396,857	0	(399,598)
Short
Hang Seng Index	(13)	11-28-2024	(1,727,095)	(1,701,483)	25,612	0
30-Year Euro BUXL Futures	(58)	12-6-2024	(8,542,593)	(8,350,525)	192,068	0
Swiss Franc Futures	(51)	12-16-2024	(7,601,692)	(7,412,212)	189,480	0
10-Year U.S. Treasury Notes	(29)	12-19-2024	(3,314,325)	(3,203,594)	110,731	0
Ultra Long Term U.S. Treasury Bond	(98)	12-19-2024	(13,358,571)	(12,311,250)	1,047,321	0
E-Mini S&P 500 Index	(5)	12-20-2024	(1,422,647)	(1,434,625)	0	(11,978)
					$1,684,724	$(2,629,344)
The accompanying notes are an integral part of these financial statements.
8 | Multi-Asset Funds

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Growth Fund

	Shares	Value
Investment companies: 99.28%
Affiliated master portfolios: 38.93%
Allspring Core Bond Portfolio		$4,956,658
Allspring Disciplined International Developed Markets Portfolio		12,073,804
Allspring Disciplined Large Cap Portfolio		36,589,781
Allspring Real Return Portfolio		24,073,545
Allspring Small Company Value Portfolio		2,443,820
		80,137,608
Alternative investment funds: 2.48%
Allspring Alternative Risk Premia Fund Class R6♠	628,399	5,096,317
Bond funds: 11.76%
Allspring Global Investment Grade Credit Fund Class R6♠	461,530	4,084,542
Allspring High Yield Bond Fund Institutional Class♠	5,214,413	15,799,671
Allspring Income Plus Fund Institutional Class♠	492,530	4,334,261
		24,218,474
Exchange-traded funds: 29.09%
iShares Core MSCI EAFE ETF	207,500	15,309,350
iShares Core MSCI Emerging Markets ETF	101,226	5,630,190
iShares Core S&P 500 ETF	35,129	20,067,090
iShares Core U.S. Aggregate Bond ETF	108,187	10,647,765
iShares J.P. Morgan USD Emerging Markets Bond ETF	61,100	5,555,212
iShares Russell 1000 Growth ETF	7,120	2,662,595
		59,872,202
Multi-asset funds: 5.72%
Allspring Diversified Income Builder Fund Class R6♠	2,012,414	11,772,623
Stock funds: 11.30%
Allspring Disciplined Small Cap Fund Class R6♠	298,041	4,074,219
Allspring Emerging Growth Fund Class R6♠	192,882	2,449,605
Allspring Emerging Markets Equity Fund Class R6♠	139,393	3,824,953
Allspring Large Cap Growth Fund Class R6♠†	79,683	3,886,926
Allspring Premier Large Company Growth Fund Class R6♠†	268,967	3,889,267
Allspring Special Large Cap Value Fund Class R6♠	360,381	5,135,423
		23,260,393
Total investment companies (Cost $175,348,196)		204,357,617
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 9

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Growth Fund

		Yield	Shares	Value
Short-term investments: 0.09%
Investment companies: 0.09%
Allspring Government Money Market Fund Select Class♠∞		4.78%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $175,548,196)	99.37%			204,557,617
Other assets and liabilities, net	0.63			1,286,869
Total net assets	100.00%			$205,844,486

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$5,108,137	$135,663	$(117,307)	$(13,848)	$(16,328)	$5,096,317
Allspring Disciplined Small Cap Fund Class R6	4,072,828	59,871	(472,048)	62,050	351,518	4,074,219
Allspring Diversified Income Builder Fund Class R6	11,738,115	442,486	(735,093)	(1,424)	328,539	11,772,623
Allspring Emerging Growth Fund Class R6	0	2,368,686	(84,206)	6,962	158,163	2,449,605
Allspring Emerging Markets Equity Fund Class R6	3,918,601	84,223	(518,896)	(33,134)	374,159	3,824,953
Allspring Global Investment Grade Credit Fund Class R6	4,071,004	125,937	(231,747)	(52,310)	171,658	4,084,542
Allspring High Yield Bond Fund Institutional Class	15,620,025	1,814,706	(1,945,279)	(192,475)	502,694	15,799,671
Allspring Income Plus Fund Institutional Class	4,286,346	444,924	(495,361)	(29,953)	128,305	4,334,261
Allspring Large Cap Growth Fund Class R6†	0	3,189,385	(269,270)	16,314	950,497	3,886,926
Allspring Premier Large Company Growth Fund Class R6†	3,845,704	61,088	(699,293)	(44,930)	726,698	3,889,267
Allspring Special Large Cap Value Fund Class R6	5,098,795	26,364	(575,590)	52,793	533,061	5,135,423
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	7,172,035	(7,172,035)	0	0	200,000
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	3,869,114	673,083	(3,303,535)	20,891	(1,259,553)	0
				$(209,064)	$2,949,411	$64,547,807
The accompanying notes are an integral part of these financial statements.
10 | Multi-Asset Funds

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Growth Fund

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	628,399	$0	$0
Allspring Disciplined Small Cap Fund Class R6	298,041	0	0
Allspring Diversified Income Builder Fund Class R6	2,012,414	407,218	0
Allspring Emerging Growth Fund Class R6	192,882	0	0
Allspring Emerging Markets Equity Fund Class R6	139,393	0	0
Allspring Global Investment Grade Credit Fund Class R6	461,530	91,850	0
Allspring High Yield Bond Fund Institutional Class	5,214,413	553,371	0
Allspring Income Plus Fund Institutional Class	492,530	129,108	0
Allspring Large Cap Growth Fund Class R6†	79,683	0	0
Allspring Premier Large Company Growth Fund Class R6†	268,967	0	0
Allspring Special Large Cap Value Fund Class R6	360,381	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	2,154	0
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	0	0	665,691
		$1,183,701	$665,691

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.10%	0.09%	$10,237	$117,703	$0	$113,774	$4,302	$4,956,658
Allspring Disciplined International Developed Markets Portfolio	4.15	4.32	140,477	220,638	178,057	530	6,943	12,073,804
Allspring Disciplined Large Cap Portfolio	10.55	11.01	982,447	4,271,619	242,991	961	15,346	36,589,781
Allspring Emerging Growth Portfolio*	0.87	0.00	293,247	(104,607)	591	0	549	0
Allspring Real Return Portfolio	10.07	9.62	849,815	804,968	67,115	193,210	151,009	24,073,545
Allspring Small Company Value Portfolio	0.34	0.34	100,338	99,735	23,761	0	608	2,443,820
			$2,376,561	$5,410,056	$512,515	$308,475	$178,757	$80,137,608

*	Liquidated on September 13, 2024
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Futures	141	12-6-2024	$20,594,445	$20,214,526	$0	$(379,919)
Euro Futures	45	12-16-2024	6,223,895	6,125,625	0	(98,270)
Ultra 10-Year U.S. Treasury Notes	216	12-19-2024	25,836,943	24,570,000	0	(1,266,943)
E-Mini NASDAQ 100 Index	21	12-20-2024	8,300,015	8,409,135	109,120	0
Euro STOXX 600 Index	150	12-20-2024	4,232,598	4,130,458	0	(102,140)
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 11

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Growth Fund
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
U.S. Real Estate Futures	109	12-20-2024	$4,331,016	$4,119,110	$0	$(211,906)
Long Gilt Futures	58	12-27-2024	7,413,023	7,033,077	0	(379,946)
Short
Hang Seng Index	(13)	11-28-2024	(1,727,095)	(1,701,483)	25,612	0
30-Year Euro BUXL Futures	(54)	12-6-2024	(7,953,449)	(7,774,627)	178,822	0
Swiss Franc Futures	(43)	12-16-2024	(6,409,269)	(6,249,512)	159,757	0
10-Year U.S. Treasury Notes	(56)	12-19-2024	(6,400,074)	(6,186,250)	213,824	0
Ultra Long Term U.S. Treasury Bond	(91)	12-19-2024	(12,404,388)	(11,431,875)	972,513	0
E-Mini S&P 500 Index	(5)	12-20-2024	(1,422,647)	(1,434,625)	0	(11,978)
					$1,659,648	$(2,451,102)
The accompanying notes are an integral part of these financial statements.
12 | Multi-Asset Funds

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Income Allocation Fund

	Shares	Value
Investment companies: 99.09%
Affiliated master portfolios: 37.86%
Allspring Core Bond Portfolio		$21,800,509
Allspring Disciplined International Developed Markets Portfolio		1,202,846
Allspring Disciplined Large Cap Portfolio		3,687,655
Allspring Real Return Portfolio		11,712,371
Allspring Small Company Value Portfolio		200,024
		38,603,405
Alternative investment funds: 3.18%
Allspring Alternative Risk Premia Fund Class R6♠	399,828	3,242,607
Bond funds: 19.33%
Allspring Global Investment Grade Credit Fund Class R6♠	343,145	3,036,835
Allspring High Yield Bond Fund Institutional Class♠	2,156,001	6,532,684
Allspring Income Plus Fund Institutional Class♠	1,151,501	10,133,208
		19,702,727
Exchange-traded funds: 32.80%
iShares Core MSCI EAFE ETF	27,205	2,007,185
iShares Core MSCI Emerging Markets ETF	9,007	500,969
iShares Core S&P 500 ETF	7,136	4,076,369
iShares Core U.S. Aggregate Bond ETF	242,642	23,880,826
iShares J.P. Morgan USD Emerging Markets Bond ETF	30,506	2,773,605
iShares Russell 1000 Growth ETF	527	197,077
		33,436,031
Multi-asset funds: 4.16%
Allspring Diversified Income Builder Fund Class R6♠	724,684	4,239,404
Stock funds: 1.76%
Allspring Disciplined Small Cap Fund Class R6♠	22,039	301,276
Allspring Emerging Growth Fund Class R6♠	15,508	196,942
Allspring Emerging Markets Equity Fund Class R6♠	10,913	299,458
Allspring Large Cap Growth Fund Class R6♠†	6,077	296,420
Allspring Premier Large Company Growth Fund Class R6♠†	20,437	295,524
Allspring Special Large Cap Value Fund Class R6♠	28,202	401,873
		1,791,493
Total investment companies (Cost $101,449,509)		101,015,667
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 13

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Income Allocation Fund

		Yield	Shares	Value
Short-term investments: 0.19%
Investment companies: 0.19%
Allspring Government Money Market Fund Select Class♠∞		4.78%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $101,649,509)	99.28%			101,215,667
Other assets and liabilities, net	0.72			729,822
Total net assets	100.00%			$101,945,489

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$3,588,281	$146,622	$(472,041)	$(57,391)	$37,136	$3,242,607
Allspring Disciplined Small Cap Fund Class R6	329,714	19,215	(81,443)	9,080	24,710	301,276
Allspring Diversified Income Builder Fund Class R6	4,711,495	178,085	(784,848)	4,157	130,515	4,239,404
Allspring Emerging Growth Fund Class R6	0	199,984	(17,115)	1,361	12,712	196,942
Allspring Emerging Markets Equity Fund Class R6	334,573	28,573	(92,585)	19,078	9,819	299,458
Allspring Global Investment Grade Credit Fund Class R6	3,371,376	77,967	(509,711)	(97,499)	194,702	3,036,835
Allspring High Yield Bond Fund Institutional Class	7,214,590	532,611	(1,355,245)	(138,938)	279,666	6,532,684
Allspring Income Plus Fund Institutional Class	11,198,245	553,571	(1,877,390)	(112,385)	371,167	10,133,208
Allspring Large Cap Growth Fund Class R6†	0	230,577	(48,418)	2,556	111,705	296,420
Allspring Premier Large Company Growth Fund Class R6†	329,230	16,617	(106,837)	10,229	46,285	295,524
Allspring Special Large Cap Value Fund Class R6	444,842	6,427	(98,684)	20,735	28,553	401,873
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	7,190,864	(7,190,864)	0	0	200,000
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	331,376	57,942	(255,341)	4,759	(138,736)	0
				$(334,258)	$1,108,234	$29,176,231
The accompanying notes are an integral part of these financial statements.
14 | Multi-Asset Funds

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Income Allocation Fund

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	399,828	$0	$0
Allspring Disciplined Small Cap Fund Class R6	22,039	0	0
Allspring Diversified Income Builder Fund Class R6	724,684	152,264	0
Allspring Emerging Growth Fund Class R6	15,508	0	0
Allspring Emerging Markets Equity Fund Class R6	10,913	0	0
Allspring Global Investment Grade Credit Fund Class R6	343,145	70,258	0
Allspring High Yield Bond Fund Institutional Class	2,156,001	243,300	0
Allspring Income Plus Fund Institutional Class	1,151,501	312,946	0
Allspring Large Cap Growth Fund Class R6†	6,077	0	0
Allspring Premier Large Company Growth Fund Class R6†	20,437	0	0
Allspring Special Large Cap Value Fund Class R6	28,202	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	2,899	0
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	0	0	53,042
		$781,667	$53,042

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.48%	0.41%	$46,265	$743,539	$524,783	$0	$19,802	$21,800,509
Allspring Disciplined International Developed Markets Portfolio	0.45	0.43	14,145	31,617	54	18,379	705	1,202,846
Allspring Disciplined Large Cap Portfolio	1.19	1.11	102,527	431,742	102	25,726	1,616	3,687,655
Allspring Emerging Growth Portfolio*	0.08	0.00	24,527	(4,822)	0	51	47	0
Allspring Real Return Portfolio	5.47	4.68	429,501	475,382	98,794	34,032	76,659	11,712,371
Allspring Small Company Value Portfolio	0.03	0.03	8,362	9,942	0	2,043	52	200,024
			$625,327	$1,687,400	$623,733	$80,231	$98,881	$38,603,405

*	Liquidated on September 13, 2024
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Futures	72	12-6-2024	$10,516,313	$10,322,311	$0	$(194,002)
Euro Futures	27	12-16-2024	3,734,337	3,675,375	0	(58,962)
Ultra 10-Year U.S. Treasury Notes	111	12-19-2024	13,277,317	12,626,250	0	(651,067)
E-Mini NASDAQ 100 Index	11	12-20-2024	4,347,627	4,404,785	57,158	0
Euro STOXX 600 Index	77	12-20-2024	2,172,734	2,120,302	0	(52,432)
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 15

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Income Allocation Fund
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
U.S. Real Estate Futures	56	12-20-2024	$2,225,109	$2,116,240	$0	$(108,869)
Long Gilt Futures	29	12-27-2024	3,706,511	3,516,538	0	(189,973)
Short
Hang Seng Index	(6)	11-28-2024	(797,121)	(785,300)	11,821	0
30-Year Euro BUXL Futures	(27)	12-6-2024	(3,976,724)	(3,887,313)	89,411	0
Swiss Franc Futures	(26)	12-16-2024	(3,875,372)	(3,778,775)	96,597	0
10-Year U.S. Treasury Notes	(17)	12-19-2024	(1,942,880)	(1,877,969)	64,911	0
Ultra Long Term U.S. Treasury Bond	(47)	12-19-2024	(6,406,662)	(5,904,375)	502,287	0
E-Mini S&P 500 Index	(2)	12-20-2024	(569,059)	(573,850)	0	(4,791)
					$822,185	$(1,260,096)
The accompanying notes are an integral part of these financial statements.
16 | Multi-Asset Funds

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Moderate Growth Fund

	Shares	Value
Investment companies: 99.29%
Affiliated master portfolios: 36.20%
Allspring Core Bond Portfolio		$19,763,500
Allspring Disciplined International Developed Markets Portfolio		21,441,271
Allspring Disciplined Large Cap Portfolio		63,238,093
Allspring Real Return Portfolio		49,876,753
Allspring Small Company Value Portfolio		4,350,667
		158,670,284
Alternative investment funds: 3.99%
Allspring Alternative Risk Premia Fund Class R6♠	2,158,027	17,501,602
Bond funds: 17.57%
Allspring Global Investment Grade Credit Fund Class R6♠	1,487,094	13,160,777
Allspring High Yield Bond Fund Institutional Class♠	9,633,650	29,189,961
Allspring Income Plus Fund Institutional Class♠	3,941,747	34,687,373
		77,038,111
Exchange-traded funds: 27.62%
iShares Core MSCI EAFE ETF	365,991	27,002,816
iShares Core MSCI Emerging Markets ETF	167,741	9,329,754
iShares Core S&P 500 ETF	72,289	41,294,368
iShares Core U.S. Aggregate Bond ETF	276,393	27,202,599
iShares J.P. Morgan USD Emerging Markets Bond ETF	130,828	11,894,882
iShares Russell 1000 Growth ETF	11,605	4,339,806
		121,064,225
Multi-asset funds: 5.01%
Allspring Diversified Income Builder Fund Class R6♠	3,755,313	21,968,579
Stock funds: 8.90%
Allspring Disciplined Small Cap Fund Class R6♠	478,059	6,535,070
Allspring Emerging Growth Fund Class R6♠	341,273	4,334,171
Allspring Emerging Markets Equity Fund Class R6♠	232,282	6,373,809
Allspring Large Cap Growth Fund Class R6♠†	133,321	6,503,393
Allspring Premier Large Company Growth Fund Class R6♠†	449,637	6,501,752
Allspring Special Large Cap Value Fund Class R6♠	613,697	8,745,185
		38,993,380
Total investment companies (Cost $387,418,285)		435,236,181
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 17

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Moderate Growth Fund

		Yield	Shares	Value
Short-term investments: 0.07%
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞		4.78%	300,000	$300,000
Total short-term investments (Cost $300,000)				300,000
Total investments in securities (Cost $387,718,285)	99.36%			435,536,181
Other assets and liabilities, net	0.64			2,804,424
Total net assets	100.00%			$438,340,605

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$17,703,808	$356,994	$(452,464)	$(55,182)	$(51,554)	$17,501,602
Allspring Disciplined Small Cap Fund Class R6	6,576,380	152,566	(858,333)	53,056	611,401	6,535,070
Allspring Diversified Income Builder Fund Class R6	22,193,730	813,075	(1,659,977)	770	620,981	21,968,579
Allspring Emerging Growth Fund Class R6	0	4,215,061	(174,739)	14,005	279,844	4,334,171
Allspring Emerging Markets Equity Fund Class R6	6,669,624	234,542	(1,117,062)	7,773	578,932	6,373,809
Allspring Global Investment Grade Credit Fund Class R6	13,245,618	298,689	(769,408)	(144,320)	530,198	13,160,777
Allspring High Yield Bond Fund Institutional Class	29,345,900	2,746,613	(3,482,086)	(345,999)	925,533	29,189,961
Allspring Income Plus Fund Institutional Class	34,859,444	2,654,540	(3,625,312)	(220,100)	1,018,801	34,687,373
Allspring Large Cap Growth Fund Class R6†	0	5,499,816	(512,854)	(58,395)	1,574,826	6,503,393
Allspring Premier Large Company Growth Fund Class R6†	6,543,459	148,077	(1,340,032)	(34,922)	1,185,170	6,501,752
Allspring Special Large Cap Value Fund Class R6	8,784,162	29,337	(1,071,968)	97,407	906,247	8,745,185
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	10,336,367	(10,336,367)	0	0	300,000
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	6,585,906	1,144,392	(5,765,912)	14,578	(1,978,964)	0
				$(671,329)	$6,201,415	$155,801,672
The accompanying notes are an integral part of these financial statements.
18 | Multi-Asset Funds

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Moderate Growth Fund

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	2,158,027	$0	$0
Allspring Disciplined Small Cap Fund Class R6	478,059	0	0
Allspring Diversified Income Builder Fund Class R6	3,755,313	759,661	0
Allspring Emerging Growth Fund Class R6	341,273	0	0
Allspring Emerging Markets Equity Fund Class R6	232,282	0	0
Allspring Global Investment Grade Credit Fund Class R6	1,487,094	295,929	0
Allspring High Yield Bond Fund Institutional Class	9,633,650	1,026,175	0
Allspring Income Plus Fund Institutional Class	3,941,747	1,033,093	0
Allspring Large Cap Growth Fund Class R6†	133,321	0	0
Allspring Premier Large Company Growth Fund Class R6†	449,637	0	0
Allspring Special Large Cap Value Fund Class R6	613,697	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	2,281	0
Affiliated securities no longer held at end of period
Allspring Discovery Large Cap Growth Fund Class R6†	0	0	1,116,318
		$3,117,139	$1,116,318

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.40%	0.38%	$42,776	$1,478,521	$0	$454,763	$17,198	$19,763,500
Allspring Disciplined International Developed Markets Portfolio	7.44	7.68	245,932	1,494,307	315,002	939	12,272	21,441,271
Allspring Disciplined Large Cap Portfolio	18.51	19.03	1,696,382	10,559,918	419,558	1,666	26,510	63,238,093
Allspring Emerging Growth Portfolio*	1.56	0.00	517,511	(153,746)	1,046	0	970	0
Allspring Real Return Portfolio	21.24	19.94	1,769,034	4,229,758	139,273	400,630	313,289	49,876,753
Allspring Small Company Value Portfolio	0.61	0.61	178,097	401,034	42,150	11	1,079	4,350,667
			$4,449,732	$18,009,792	$917,029	$858,009	$371,318	$158,670,284

*	Liquidated on September 13, 2024
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Futures	301	12-6-2024	$43,964,028	$43,152,995	$0	$(811,033)
Euro Futures	103	12-16-2024	14,245,805	14,020,875	0	(224,930)
Ultra 10-Year U.S. Treasury Notes	463	12-19-2024	55,381,964	52,666,250	0	(2,715,714)
E-Mini NASDAQ 100 Index	46	12-20-2024	18,180,985	18,420,010	239,025	0
Euro STOXX 600 Index	321	12-20-2024	9,057,762	8,839,181	0	(218,581)
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 19

Portfolio of investments—October 31, 2024 (unaudited)

Spectrum Moderate Growth Fund
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
U.S. Real Estate Futures	233	12-20-2024	$9,258,043	$8,805,070	$0	$(452,973)
Long Gilt Futures	124	12-27-2024	15,848,533	15,036,234	0	(812,299)
Short
Hang Seng Index	(27)	11-28-2024	(3,587,044)	(3,533,850)	53,194	0
30-Year Euro BUXL Futures	(116)	12-6-2024	(17,085,187)	(16,701,050)	384,137	0
Swiss Franc Futures	(99)	12-16-2024	(14,756,226)	(14,388,413)	367,813	0
10-Year U.S. Treasury Notes	(55)	12-19-2024	(6,285,787)	(6,075,781)	210,006	0
Ultra Long Term U.S. Treasury Bond	(195)	12-19-2024	(26,580,831)	(24,496,875)	2,083,956	0
E-Mini S&P 500 Index	(11)	12-20-2024	(3,129,824)	(3,156,175)	0	(26,351)
					$3,338,131	$(5,261,881)
The accompanying notes are an integral part of these financial statements.
20 | Multi-Asset Funds

Statements of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statements of assets and liabilities
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Assets
Investments in affiliated Master Portfolios, at value (cost $127,528,752 and $72,123,472, respectively)	$207,073,168	$74,709,918
Investments in unaffiliated Underlying Funds, at value (cost $152,527,936 and $54,001,595, respectively)	195,858,378	62,679,414
Investments in affiliated Underlying Funds, at value (cost $77,144,706 and $75,716,577, respectively)	88,992,158	76,382,625
Cash at broker segregated for futures contracts	5,044,847	2,144,809
Receivable for investments sold	427,498	209,434
Receivable for Fund shares sold	176,145	9,805
Receivable for daily variation margin on open futures contracts	144,060	42,697
Receivable for dividends	0	89,872
Prepaid expenses and other assets	200,733	130,946
Total assets	497,916,987	216,399,520
Liabilities
Payable for daily variation margin on open futures contracts	1,288,769	579,967
Overdraft due to custodian bank	428,397	209,490
Payable for Fund shares redeemed	400,948	277,047
Distribution fee payable	143,227	79,367
Shareholder servicing fees payable	106,373	46,217
Management fee payable	105,637	38,915
Administration fees payable	81,050	37,333
Trustees’ fees and expenses payable	4,431	4,444
Payable for investments purchased	0	92,863
Accrued expenses and other liabilities	38,261	35,119
Total liabilities	2,597,093	1,400,762
Total net assets	$495,319,894	$214,998,758
Net assets consist of
Paid-in capital	$340,085,327	$217,008,262
Total distributable earnings (loss)	155,234,567	(2,009,504)
Total net assets	$495,319,894	$214,998,758
Computation of net asset value and offering price per share
Net assets–Class A	$186,245,046	$90,143,127
Shares outstanding–Class A1	8,362,644	9,133,812
Net asset value per share–Class A	$22.27	$9.87
Maximum offering price per share – Class A2	$23.63	$10.47
Net assets–Class C	$220,012,917	$121,873,522
Shares outstanding–Class C1	10,072,167	11,966,948
Net asset value per share–Class C	$21.84	$10.18
Net assets–Administrator Class	$80,928,427	N/A
Shares outstanding–Administrator Class[1]	3,619,266	N/A
Net asset value per share–Administrator Class	$22.36	N/A
Net assets–Institutional Class	$8,133,504	$2,982,109
Shares outstanding–Institutional Class[1]	362,064	301,399
Net asset value per share–Institutional Class	$22.46	$9.89
1 Each Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 21

Statements of assets and liabilities—October 31, 2024 (unaudited)
Statements of assets and liabilities

	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Assets
Investments in affiliated Master Portfolios, at value (cost $65,039,218, $40,951,142 and $131,687,049, respectively)	$80,137,608	$38,603,405	$158,670,284
Investments in unaffiliated Underlying Funds, at value (cost $49,412,240, $31,515,838 and $104,753,710, respectively)	59,872,202	33,436,031	121,064,225
Investments in affiliated Underlying Funds, at value (cost $61,096,738, $29,182,529 and $151,277,526, respectively)	64,547,807	29,176,231	155,801,672
Cash at broker segregated for futures contracts	2,029,862	1,020,887	4,286,735
Receivable for investments sold	153,989	79,514	439,516
Receivable for Fund shares sold	2,726	0	26,454
Receivable for daily variation margin on open futures contracts	49,307	18,807	90,944
Receivable for dividends	92,774	38,759	171,848
Prepaid expenses and other assets	133,045	127,932	234,292
Total assets	207,019,320	102,501,566	440,785,970
Liabilities
Payable for daily variation margin on open futures contracts	536,344	276,993	1,160,420
Overdraft due to custodian bank	128,113	77,256	407,848
Payable for Fund shares redeemed	145,698	30,772	242,662
Distribution fee payable	84,960	43,754	146,794
Shareholder servicing fees payable	44,393	21,803	82,441
Management fee payable	38,160	11,267	77,849
Administration fees payable	35,743	17,622	72,647
Trustees’ fees and expenses payable	5,010	5,829	6,748
Payable for investments purchased	122,007	42,614	209,683
Accrued expenses and other liabilities	34,406	28,167	38,273
Total liabilities	1,174,834	556,077	2,445,365
Total net assets	$205,844,486	$101,945,489	$438,340,605
Net assets consist of
Paid-in capital	$168,794,820	$120,866,528	$381,701,330
Total distributable earnings (loss)	37,049,666	(18,921,039)	56,639,275
Total net assets	$205,844,486	$101,945,489	$438,340,605
Computation of net asset value and offering price per share
Net assets–Class A	$73,178,492	$33,326,825	$153,534,196
Shares outstanding–Class A1	5,645,378	3,802,713	12,360,036
Net asset value per share–Class A	$12.96	$8.76	$12.42
Maximum offering price per share – Class A2	$13.75	$9.29	$13.18
Net assets–Class C	$130,737,222	$67,276,329	$225,353,713
Shares outstanding–Class C1	9,876,707	7,672,139	17,780,513
Net asset value per share–Class C	$13.24	$8.77	$12.67
Net assets–Institutional Class	$1,928,772	$1,342,335	$59,452,696
Shares outstanding–Institutional Class[1]	148,345	153,554	4,771,167
Net asset value per share–Institutional Class	$13.00	$8.74	$12.46
1 Each Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
22 | Multi-Asset Funds

Statements of operations
Statements of operations
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Investment income
Dividends from unaffiliated securities	$2,049,717	$968,837
Dividends allocated from affiliated Master Portfolios	1,753,949	320,943
Affiliated income allocated from affiliated Master Portfolios	92,790	198,134
Interest	89,047	49,382
Interest allocated from affiliated Master Portfolios	5,914	711,513
Dividends from affiliated Underlying Funds	2,642	1,805,849
Expenses allocated from affiliated Master Portfolios	(360,759)	(154,625)
Waivers allocated from affiliated Master Portfolios	4,732	15,676
Total investment income	3,638,032	3,915,709
Expenses
Management fee	629,103	283,170
Administration fees
Class A	189,886	93,643
Class C	224,916	129,071
Administrator Class	52,986	N/A
Institutional Class	4,526	2,484
Shareholder servicing fees
Class A	237,358	117,054
Class C	280,902	160,650
Administrator Class	101,643	N/A
Distribution fee
Class C	837,580	480,442
Custody and accounting fees	8,799	8,863
Professional fees	22,747	23,908
Registration fees	48,074	26,376
Shareholder report expenses	14,120	10,196
Trustees’ fees and expenses	14,052	15,756
Other fees and expenses	13,236	8,738
Total expenses	2,679,928	1,360,351
Less: Fee waivers and/or expense reimbursements
Fund-level	(14,263)	(44,266)
Net expenses	2,665,665	1,316,085
Net investment income	972,367	2,599,624
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 23

Statements of operations
Statements of operations
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$6,015,390	$1,811,188
Affiliated Underlying Funds	335,621	(478,513)
Unaffiliated securities	2,630,182	1,401,079
Foreign currency and foreign currency translations	(6,598)	(2,760)
Futures contracts	(1,165,858)	128,940
Capital gain distributions from affiliated Underlying Funds	2,495,772	367,625
Net realized gains on investments	10,304,509	3,227,559
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	16,742,498	4,200,404
Affiliated Underlying Funds	6,673,112	2,862,959
Unaffiliated securities	13,505,086	2,248,665
Foreign currency and foreign currency translations	3,059	1,505
Futures contracts	(1,979,796)	(1,031,989)
Net change in unrealized gains (losses) on investments	34,943,959	8,281,544
Net realized and unrealized gains (losses) on investments	45,248,468	11,509,103
Net increase in net assets resulting from operations	$46,220,835	$14,108,727
The accompanying notes are an integral part of these financial statements.
24 | Multi-Asset Funds

Statements of operations
Statements of operations

	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Investment income
Dividends from unaffiliated securities	$782,819	$584,404	$1,636,940
Dividends allocated from affiliated Master Portfolios	512,515	80,231	917,029
Affiliated income allocated from affiliated Master Portfolios	178,757	98,881	371,318
Interest	45,767	27,024	95,502
Interest allocated from affiliated Master Portfolios	308,475	623,733	858,009
Dividends from affiliated Underlying Funds	1,183,701	781,667	3,117,139
Expenses allocated from affiliated Master Portfolios	(159,646)	(80,286)	(318,156)
Waivers allocated from affiliated Master Portfolios	13,060	8,593	27,919
Total investment income	2,865,448	2,124,247	6,705,700
Expenses
Management fee	266,284	136,241	565,761
Administration fees
Class A	75,116	34,673	158,324
Class C	136,189	72,701	234,024
Institutional Class	1,119	1,052	39,169
Shareholder servicing fees
Class A	93,895	43,340	197,607
Class C	169,878	90,508	291,808
Distribution fee
Class C	506,855	270,920	873,088
Custody and accounting fees	7,568	6,051	10,111
Professional fees	21,623	23,388	20,116
Registration fees	22,339	22,779	52,961
Shareholder report expenses	7,925	10,220	14,674
Trustees’ fees and expenses	14,726	13,998	11,870
Other fees and expenses	8,742	7,629	11,708
Total expenses	1,332,259	733,500	2,481,221
Less: Fee waivers and/or expense reimbursements
Fund-level	(36,105)	(60,191)	(93,285)
Net expenses	1,296,154	673,309	2,387,936
Net investment income	1,569,294	1,450,938	4,317,764
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 25

Statements of operations
Statements of operations
	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$2,376,561	$625,327	$4,449,732
Affiliated Underlying Funds	(209,064)	(334,258)	(671,329)
Unaffiliated securities	1,628,221	326,083	2,283,375
Foreign currency and foreign currency translations	(3,699)	423	(266)
Futures contracts	(18,690)	47,897	297,320
Capital gain distributions from affiliated Underlying Funds	665,691	53,042	1,116,318
Net realized gains on investments	4,439,020	718,514	7,475,150
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	5,410,056	1,687,400	18,009,792
Affiliated Underlying Funds	2,949,411	1,108,234	6,201,415
Unaffiliated securities	2,635,901	1,153,587	(1,912,043)
Foreign currency and foreign currency translations	2,532	(1,065)	(2,326)
Futures contracts	(865,858)	(497,542)	(2,110,582)
Net change in unrealized gains (losses) on investments	10,132,042	3,450,614	20,186,256
Net realized and unrealized gains (losses) on investments	14,571,062	4,169,128	27,661,406
Net increase in net assets resulting from operations	$16,140,356	$5,620,066	$31,979,170
The accompanying notes are an integral part of these financial statements.
26 | Multi-Asset Funds

Statement of changes in net assets
Statement of changes in net assets
	Spectrum Aggressive Growth Fund
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$972,367		$1,977,798		$2,770,153
Net realized gains (losses) on investments		10,304,509		30,839,219		(9,742,439)
Net change in unrealized gains on investments		34,943,959		41,424,756		2,121,788
Net increase (decrease) in net assets resulting from operations		46,220,835		74,241,773		(4,850,498)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		0		(5,360,320)
Class C		0		0		(10,294,513)
Administrator Class		0		0		(3,317,435)
Institutional Class		0		0		(249,706)
Tax basis return of capital
Class A		0		0		(583,510)
Class C		0		0		(1,329,868)
Administrator Class		0		0		(351,709)
Institutional Class		0		0		(25,395)
Total distributions to shareholders		0		0		(21,512,456)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	255,458	5,603,713	2,722,866	54,946,396	721,959	12,361,279
Class C	95,249	2,042,920	217,777	4,064,749	309,768	5,239,508
Administrator Class	36,899	808,055	96,860	1,837,629	95,193	1,618,791
Institutional Class	185,206	4,063,552	201,235	3,918,776	158,844	2,731,633
		12,518,240		64,767,550		21,951,211
Reinvestment of distributions
Class A	0	0	0	0	352,466	5,923,710
Class C	0	0	0	0	692,911	11,606,677
Administrator Class	0	0	0	0	215,782	3,634,990
Institutional Class	0	0	0	0	16,341	275,101
		0		0		21,440,478
Payment for shares redeemed
Class A	(756,240)	(16,524,929)	(859,529)	(16,492,203)	(964,265)	(16,433,611)
Class C	(783,648)	(16,755,208)	(4,368,924)	(85,015,803)	(2,892,486)	(48,988,220)
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 27

Statement of changes in net assets
Statement of changes in net assets
	Spectrum Aggressive Growth Fund
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
	Shares		Shares		Shares
Administrator Class	(192,178)	$(4,192,284)	(432,389)	$(8,340,841)	(409,693)	$(7,043,597)
Institutional Class	(109,791)	(2,383,454)	(193,500)	(3,748,805)	(213,905)	(3,636,097)
		(39,855,875)		(113,597,652)		(76,101,525)
Net decrease in net assets resulting from capital share transactions		(27,337,635)		(48,830,102)		(32,709,836)
Total increase (decrease) in net assets		18,883,200		25,411,671		(59,072,790)
Net assets
Beginning of period		476,436,694		451,025,023		510,097,813
End of period		$495,319,894		$476,436,694		$451,025,023
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
28 | Multi-Asset Funds

Statement of changes in net assets
Statement of changes in net assets

	Spectrum Conservative Growth Fund
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$2,599,624		$5,285,340		$8,213,623
Net realized gains (losses) on investments		3,227,559		4,730		(11,974,144)
Net change in unrealized gains (losses) on investments		8,281,544		10,814,173		(8,218,141)
Net increase (decrease) in net assets resulting from operations		14,108,727		16,104,243		(11,978,662)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,407,382)		(1,180,209)		(2,099,930)
Class C		(1,395,282)		(4,422,294)		(12,875,159)
Institutional Class		(49,034)		(318,328)		(844,294)
Total distributions to shareholders		(2,851,698)		(5,920,831)		(15,819,383)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	271,458	2,673,092	7,294,658	69,140,292	579,071	5,351,457
Class C	127,972	1,288,626	143,772	1,376,803	528,590	4,942,351
Institutional Class	103,600	1,020,477	352,701	3,275,097	210,943	1,927,887
		4,982,195		73,792,192		12,221,695
Reinvestment of distributions
Class A	142,123	1,405,589	123,473	1,150,997	231,125	2,091,844
Class C	136,005	1,387,870	464,152	4,407,108	1,381,228	12,866,079
Institutional Class	4,943	49,034	34,514	318,328	93,167	844,294
		2,842,493		5,876,433		15,802,217
Payment for shares redeemed
Class A	(999,726)	(9,843,224)	(1,182,836)	(11,057,327)	(751,253)	(6,888,334)
Class C	(1,556,523)	(15,811,178)	(10,299,839)	(99,704,821)	(4,683,836)	(44,241,657)
Institutional Class	(629,490)	(6,136,695)	(938,179)	(8,788,788)	(218,887)	(2,000,907)
		(31,791,097)		(119,550,936)		(53,130,898)
Net decrease in net assets resulting from capital share transactions		(23,966,409)		(39,882,311)		(25,106,986)
Total decrease in net assets		(12,709,380)		(29,698,899)		(52,905,031)
Net assets
Beginning of period		227,708,138		257,407,037		310,312,068
End of period		$214,998,758		$227,708,138		$257,407,037
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 29

Statement of changes in net assets
Statement of changes in net assets

	Spectrum Growth Fund
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$1,569,294		$3,032,201		$5,449,000
Net realized gains (losses) on investments		4,439,020		9,655,547		(5,896,329)
Net change in unrealized gains (losses) on investments		10,132,042		10,636,742		(7,856,570)
Net increase (decrease) in net assets resulting from operations		16,140,356		23,324,490		(8,303,899)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(163,146)		(1,789,005)
Class C		0		(470,432)		(12,249,697)
Institutional Class		0		(11,832)		(154,866)
Total distributions to shareholders		0		(645,410)		(14,193,568)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	244,235	3,133,286	4,032,374	48,413,477	437,991	4,760,622
Class C	78,783	1,028,291	273,336	3,189,012	344,996	3,865,363
Institutional Class	131,101	1,685,283	241,696	2,779,304	174,644	1,899,496
		5,846,860		54,381,793		10,525,481
Reinvestment of distributions
Class A	0	0	13,465	158,887	168,220	1,784,634
Class C	0	0	38,736	469,872	1,117,113	12,232,792
Institutional Class	0	0	1,002	11,832	14,625	154,866
		0		640,591		14,172,292
Payment for shares redeemed
Class A	(603,397)	(7,721,918)	(448,066)	(5,189,948)	(450,613)	(4,944,924)
Class C	(1,070,058)	(13,920,899)	(5,876,912)	(71,235,940)	(2,771,943)	(31,050,525)
Institutional Class	(112,925)	(1,441,864)	(265,077)	(3,042,030)	(245,195)	(2,657,387)
		(23,084,681)		(79,467,918)		(38,652,836)
Net decrease in net assets resulting from capital share transactions		(17,237,821)		(24,445,534)		(13,955,063)
Total decrease in net assets		(1,097,465)		(1,766,454)		(36,452,530)
Net assets
Beginning of period		206,941,951		208,708,405		245,160,935
End of period		$205,844,486		$206,941,951		$208,708,405
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
30 | Multi-Asset Funds

Statement of changes in net assets
Statement of changes in net assets

	Spectrum Income Allocation Fund
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$1,450,938		$3,037,474		$4,667,481
Net realized gains (losses) on investments		718,514		(5,640,561)		(7,724,585)
Net change in unrealized gains (losses) on investments		3,450,614		5,690,403		(3,900,547)
Net increase (decrease) in net assets resulting from operations		5,620,066		3,087,316		(6,957,651)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(643,680)		(608,137)		(864,868)
Class C		(1,074,590)		(2,406,091)		(4,811,187)
Institutional Class		(28,570)		(147,267)		(271,477)
Total distributions to shareholders		(1,746,840)		(3,161,495)		(5,947,532)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	275,685	2,425,022	2,581,239	22,165,611	361,848	3,108,477
Class C	24,867	220,257	51,365	434,536	208,362	1,804,859
Institutional Class	41,324	360,774	138,442	1,185,601	53,807	469,980
		3,006,053		23,785,748		5,383,316
Reinvestment of distributions
Class A	73,190	642,402	71,196	607,225	101,327	863,269
Class C	121,974	1,070,719	281,333	2,396,528	563,218	4,801,488
Institutional Class	3,264	28,570	17,323	147,267	31,957	271,477
		1,741,691		3,151,020		5,936,234
Payment for shares redeemed
Class A	(580,645)	(5,099,450)	(636,599)	(5,439,908)	(692,795)	(5,923,735)
Class C	(1,324,157)	(11,627,179)	(5,153,255)	(43,965,492)	(3,260,095)	(28,066,319)
Institutional Class	(386,688)	(3,339,538)	(318,170)	(2,698,142)	(68,847)	(596,639)
		(20,066,167)		(52,103,542)		(34,586,693)
Net decrease in net assets resulting from capital share transactions		(15,318,423)		(25,166,774)		(23,267,143)
Total decrease in net assets		(11,445,197)		(25,240,953)		(36,172,326)
Net assets
Beginning of period		113,390,686		138,631,639		174,803,965
End of period		$101,945,489		$113,390,686		$138,631,639
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 31

Statement of changes in net assets
Statement of changes in net assets

	Spectrum Moderate Growth Fund
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$4,317,764		$6,825,600		$11,140,399
Net realized gains (losses) on investments		7,475,150		10,463,523		(14,062,461)
Net change in unrealized gains (losses) on investments		20,186,256		17,155,079		(13,437,976)
Net increase (decrease) in net assets resulting from operations		31,979,170		34,444,202		(16,360,038)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(249,522)		(2,975,461)
Class C		0		(581,166)		(21,472,598)
Institutional Class		0		(49,290)		(475,492)
Total distributions to shareholders		0		(879,978)		(24,923,551)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	232,387	2,853,977	7,422,396	85,935,853	695,034	7,405,345
Class C	95,413	1,194,813	315,492	3,575,584	508,539	5,636,312
Institutional Class	385,187	4,754,691	343,529	3,899,955	367,124	3,944,823
		8,803,481		93,411,392		16,986,480
Reinvestment of distributions
Class A	0	0	21,599	247,312	283,302	2,949,491
Class C	0	0	49,341	580,251	1,998,615	21,442,402
Institutional Class	0	0	4,301	49,290	45,741	475,492
		0		876,853		24,867,385
Payment for shares redeemed
Class A	(1,321,825)	(16,126,878)	(1,350,712)	(15,317,497)	(712,515)	(7,636,466)
Class C	(1,596,852)	(20,010,915)	(11,534,917)	(134,613,402)	(6,098,542)	(67,180,571)
Institutional Class	(979,713)	(11,864,721)	(824,930)	(9,587,842)	(407,494)	(4,406,072)
		(48,002,514)		(159,518,741)		(79,223,109)
Class A	0	0	3,078,205	35,799,448	0	0
Class C	0	0	229,056	2,731,994	0	0
Institutional Class	0	0	5,203,889	60,575,878	0	0
Net increase (decrease) in net assets resulting from capital share transactions		(39,199,033)		33,876,824		(37,369,244)
Total increase (decrease) in net assets		(7,219,863)		67,441,048		(78,652,833)
Net assets
Beginning of period		445,560,468		378,119,420		456,772,253
End of period		$438,340,605		$445,560,468		$378,119,420
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
32 | Multi-Asset Funds

Financial highlights
Financial highlights
Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.24	$17.22	$18.17	$22.82	$18.59	$16.52	$20.55
Net investment income	0.08 [2]	0.14 [2]	0.17 [2]	0.25	0.14	0.19	0.17 [2]
Net realized and unrealized gains (losses) on investments	1.95	2.88	(0.24)	(1.74)	6.65	2.11	(0.81)
Total from investment operations	2.03	3.02	(0.07)	(1.49)	6.79	2.30	(0.64)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.20)	(0.18)	(0.22)	(0.19)	(0.26)
Net realized gains	0.00	0.00	(0.60)	(2.98)	(2.34)	(0.04)	(3.13)
Tax basis return of capital	0.00	0.00	(0.08)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.88)	(3.16)	(2.56)	(0.23)	(3.39)
Net asset value, end of period	$22.27	$20.24	$17.22	$18.17	$22.82	$18.59	$16.52
Total return[3]	10.03%	17.54%	(0.20)%	(8.22)%	38.53%	13.91%	(2.35)%
Ratios to average net assets (annualized)
Gross expenses*	0.75%	0.75%	0.78%	0.76%	0.77%	0.77%	0.76%
Net expenses*	0.74%	0.74%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.71%	0.82%	1.02%	0.76%	0.63%	1.08%	0.97%
Supplemental data
Portfolio turnover rate[4]	16%	62%	38%	62%	82%	71%	78%
Net assets, end of period (000s omitted)	$186,245	$179,433	$120,576	$125,195	$66,239	$44,714	$42,588

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.14%
Year ended April 30, 2024[1]	0.14%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019	0.18%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 33

Financial highlights

Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.93	$17.07	$18.00	$22.63	$18.45	$16.39	$20.33
Net investment income (loss)	(0.00)[2]	0.02 [2]	0.04 [2]	(0.01)	(0.03)	0.07	0.06
Net realized and unrealized gains (losses) on investments	1.91	2.84	(0.24)	(1.63)	6.62	2.07	(0.82)
Total from investment operations	1.91	2.86	(0.20)	(1.64)	6.59	2.14	(0.76)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	(0.01)	(0.07)	(0.04)	(0.05)
Net realized gains	0.00	0.00	(0.60)	(2.98)	(2.34)	(0.04)	(3.13)
Tax basis return of capital	0.00	0.00	(0.08)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.73)	(2.99)	(2.41)	(0.08)	(3.18)
Net asset value, end of period	$21.84	$19.93	$17.07	$18.00	$22.63	$18.45	$16.39
Total return[3]	9.58%	16.75%	(0.96)%	(8.87)%	37.57%	13.06%	(3.16)%
Ratios to average net assets (annualized)
Gross expenses*	1.49%	1.50%	1.52%	1.50%	1.52%	1.52%	1.51%
Net expenses*	1.49%	1.49%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.04)%	0.11%	0.27%	(0.03)%	(0.12)%	0.33%	0.32%
Supplemental data
Portfolio turnover rate[4]	16%	62%	38%	62%	82%	71%	78%
Net assets, end of period (000s omitted)	$220,013	$214,467	$254,615	$302,402	$378,941	$323,778	$355,837

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.14%
Year ended April 30, 2024[1]	0.14%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019	0.18%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
34 | Multi-Asset Funds

Financial highlights

Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Administrator Class			2023	2022[2]
Net asset value, beginning of period	$20.32	$17.28	$18.23	$20.11
Net investment income	0.09 [3]	0.16 [3]	0.19 [3]	0.06
Net realized and unrealized gains (losses) on investments	1.95	2.88	(0.25)	(1.94)
Total from investment operations	2.04	3.04	(0.06)	(1.88)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.21)	0.00
Net realized gains	0.00	0.00	(0.60)	0.00
Tax basis return of capital	0.00	0.00	(0.08)	0.00
Total distributions to shareholders	0.00	0.00	(0.89)	0.00
Net asset value, end of period	$22.36	$20.32	$17.28	$18.23
Total return[4]	10.04%	17.59%	(0.10)%	(9.35)%
Ratios to average net assets (annualized)
Gross expenses*	0.68%	0.68%	0.70%	0.67%
Net expenses*	0.67%	0.67%	0.67%	0.67%
Net investment income	0.77%	0.92%	1.10%	0.98%
Supplemental data
Portfolio turnover rate[5]	16%	62%	38%	62%
Net assets, end of period (000s omitted)	$80,928	$76,692	$71,010	$76,706

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.14%
Year ended April 30, 2024[1]	0.14%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022[2]	0.15%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the period from February 4, 2022 (commencement of class operations) to May 31, 2022
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 35

Financial highlights

Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019[2]
Net asset value, beginning of period	$20.39	$17.30	$18.24	$22.87	$18.62	$16.55	$21.08
Net investment income	0.11 [3]	0.20 [3]	0.23 [3]	0.27	0.22	0.29	0.14
Net realized and unrealized gains (losses) on investments	1.96	2.89	(0.24)	(1.69)	6.65	2.07	(1.26)
Total from investment operations	2.07	3.09	(0.01)	(1.42)	6.87	2.36	(1.12)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.25)	(0.23)	(0.28)	(0.25)	(0.28)
Net realized gains	0.00	0.00	(0.60)	(2.98)	(2.34)	(0.04)	(3.13)
Tax basis return of capital	0.00	0.00	(0.08)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.93)	(3.21)	(2.62)	(0.29)	(3.41)
Net asset value, end of period	$22.46	$20.39	$17.30	$18.24	$22.87	$18.62	$16.55
Total return[4]	10.15%	17.86%	0.18%	(7.89)%	38.96%	14.26%	(4.54)%
Ratios to average net assets (annualized)
Gross expenses*	0.43%	0.43%	0.45%	0.43%	0.43%	0.44%	0.43%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	0.95%	1.15%	1.35%	1.00%	0.96%	1.40%	1.40%
Supplemental data
Portfolio turnover rate[5]	16%	62%	38%	62%	82%	71%	78%
Net assets, end of period (000s omitted)	$8,134	$5,844	$4,824	$5,794	$7,962	$2,281	$1,172

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.14%
Year ended April 30, 2024[1]	0.14%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019[2]	0.18%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
36 | Multi-Asset Funds

Financial highlights

Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.40	$9.04	$9.97	$11.73	$10.92	$10.30	$10.90
Net investment income	0.13 [2]	0.24 [2]	0.33 [2]	0.28	0.14	0.15	0.19 [2]
Net realized and unrealized gains (losses) on investments	0.49	0.41	(0.65)	(0.85)	1.56	0.76	0.03
Total from investment operations	0.62	0.65	(0.32)	(0.57)	1.70	0.91	0.22
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.38)	(0.29)	(0.11)	(0.21)	(0.18)
Net realized gains	0.00	0.00	(0.23)	(0.90)	(0.78)	(0.08)	(0.64)
Total distributions to shareholders	(0.15)	(0.29)	(0.61)	(1.19)	(0.89)	(0.29)	(0.82)
Net asset value, end of period	$9.87	$9.40	$9.04	$9.97	$11.73	$10.92	$10.30
Total return[3]	6.60%	7.32%	(3.11)%	(5.69)%	16.04%	8.95%	2.40%
Ratios to average net assets (annualized)
Gross expenses*	0.78%	0.79%	0.79%	0.78%	0.77%	0.77%	0.76%
Net expenses*	0.74%	0.74%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.71%	2.83%	3.58%	2.52%	1.07%	1.47%	1.81%
Supplemental data
Portfolio turnover rate[4]	50%	96%	93%	137%	152%	162%	155%
Net assets, end of period (000s omitted)	$90,143	$91,384	$31,509	$34,171	$40,354	$31,965	$34,104

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.12%
Year ended April 30, 2024[1]	0.12%
Year ended May 31, 2023	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Conservative Growth Fund | 37

Financial highlights

Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.70	$9.30	$10.23	$11.98	$11.14	$10.50	$11.10
Net investment income	0.10 [2]	0.19 [2]	0.27 [2]	0.21	0.04	0.09	0.12 [2]
Net realized and unrealized gains (losses) on investments	0.49	0.42	(0.67)	(0.88)	1.61	0.77	0.02
Total from investment operations	0.59	0.61	(0.40)	(0.67)	1.65	0.86	0.14
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.30)	(0.18)	(0.03)	(0.14)	(0.10)
Net realized gains	0.00	0.00	(0.23)	(0.90)	(0.78)	(0.08)	(0.64)
Total distributions to shareholders	(0.11)	(0.21)	(0.53)	(1.08)	(0.81)	(0.22)	(0.74)
Net asset value, end of period	$10.18	$9.70	$9.30	$10.23	$11.98	$11.14	$10.50
Total return[3]	6.09%	6.60%	(3.83)%	(6.38)%	15.17%	8.24%	1.58%
Ratios to average net assets (annualized)
Gross expenses*	1.53%	1.53%	1.54%	1.53%	1.52%	1.52%	1.51%
Net expenses*	1.49%	1.49%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.97%	2.20%	2.84%	1.80%	0.31%	0.73%	1.13%
Supplemental data
Portfolio turnover rate[4]	50%	96%	93%	137%	152%	162%	155%
Net assets, end of period (000s omitted)	$121,874	$128,576	$213,452	$263,264	$336,665	$339,482	$393,207

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.12%
Year ended April 30, 2024[1]	0.12%
Year ended May 31, 2023	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
38 | Spectrum Conservative Growth Fund

Financial highlights

Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019[2]
Net asset value, beginning of period	$9.42	$9.06	$10.00	$11.77	$10.94	$10.32	$11.06
Net investment income	0.16 [3]	0.28 [3]	0.36 [3]	0.34	0.17	0.20	0.14
Net realized and unrealized gains (losses) on investments	0.47	0.40	(0.66)	(0.87)	1.57	0.74	(0.04)
Total from investment operations	0.63	0.68	(0.30)	(0.53)	1.74	0.94	0.10
Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.41)	(0.34)	(0.13)	(0.24)	(0.20)
Net realized gains	0.00	0.00	(0.23)	(0.90)	(0.78)	(0.08)	(0.64)
Total distributions to shareholders	(0.16)	(0.32)	(0.64)	(1.24)	(0.91)	(0.32)	(0.84)
Net asset value, end of period	$9.89	$9.42	$9.06	$10.00	$11.77	$10.94	$10.32
Total return[4]	6.74%	7.60%	(2.87)%	(5.36)%	16.44%	9.26%	1.28%
Ratios to average net assets (annualized)
Gross expenses*	0.46%	0.46%	0.46%	0.45%	0.44%	0.44%	0.43%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	3.16%	3.35%	3.89%	2.24%	1.39%	1.80%	1.37%
Supplemental data
Portfolio turnover rate[5]	50%	96%	93%	137%	152%	162%	155%
Net assets, end of period (000s omitted)	$2,982	$7,749	$12,445	$12,877	$3,114	$2,678	$1,817

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.12%
Year ended April 30, 2024[1]	0.12%
Year ended May 31, 2023	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[2]	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Conservative Growth Fund | 39

Financial highlights

Spectrum Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.98	$10.72	$11.87	$14.46	$12.70	$11.57	$13.88
Net investment income	0.13 [2]	0.22 [2]	0.34 [2]	0.34 [2]	0.13	0.15	0.14 [2]
Net realized and unrealized gains (losses) on investments	0.85	1.11	(0.67)	(1.00)	3.24	1.17	(0.30)
Total from investment operations	0.98	1.33	(0.33)	(0.66)	3.37	1.32	(0.16)
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.41)	(0.33)	(0.13)	(0.18)	(0.23)
Net realized gains	0.00	0.00	(0.41)	(1.60)	(1.48)	(0.01)	(1.92)
Total distributions to shareholders	0.00	(0.07)	(0.82)	(1.93)	(1.61)	(0.19)	(2.15)
Net asset value, end of period	$12.96	$11.98	$10.72	$11.87	$14.46	$12.70	$11.57
Total return[3]	8.18%	12.42%	(2.53)%	(5.83)%	27.87%	11.34%	(0.38)%
Ratios to average net assets (annualized)
Gross expenses*	0.78%	0.79%	0.81%	0.80%	0.79%	0.79%	0.78%
Net expenses*	0.74%	0.74%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.95%	2.10%	3.12%	2.46%	0.90%	1.14%	1.20%
Supplemental data
Portfolio turnover rate[4]	28%	74%	57%	61%	100%	98%	97%
Net assets, end of period (000s omitted)	$73,178	$71,930	$25,803	$26,717	$31,295	$25,089	$23,420

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.14%
Year ended April 30, 2024[1]	0.14%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.14%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
40 | Spectrum Growth Fund

Financial highlights

Spectrum Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.28	$11.03	$12.17	$14.78	$12.96	$11.78	$14.02
Net investment income	0.08 [2]	0.16 [2]	0.27 [2]	0.24	0.02	0.06	0.08
Net realized and unrealized gains (losses) on investments	0.88	1.12	(0.68)	(1.03)	3.30	1.20	(0.33)
Total from investment operations	0.96	1.28	(0.41)	(0.79)	3.32	1.26	(0.25)
Distributions to shareholders from
Net investment income	0.00	(0.03)	(0.32)	(0.22)	(0.02)	(0.07)	(0.07)
Net realized gains	0.00	0.00	(0.41)	(1.60)	(1.48)	(0.01)	(1.92)
Total distributions to shareholders	0.00	(0.03)	(0.73)	(1.82)	(1.50)	(0.08)	(1.99)
Net asset value, end of period	$13.24	$12.28	$11.03	$12.17	$14.78	$12.96	$11.78
Total return[3]	7.82%	11.62%	(3.22)%	(6.53)%	26.86%	10.67%	(1.12)%
Ratios to average net assets (annualized)
Gross expenses*	1.52%	1.53%	1.56%	1.55%	1.54%	1.53%	1.52%
Net expenses*	1.49%	1.49%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.20%	1.46%	2.39%	1.73%	0.15%	0.40%	0.56%
Supplemental data
Portfolio turnover rate[4]	28%	74%	57%	61%	100%	98%	97%
Net assets, end of period (000s omitted)	$130,737	$133,450	$181,270	$215,969	$266,399	$241,980	$261,722

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.14%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Growth Fund | 41

Financial highlights

Spectrum Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019[2]
Net asset value, beginning of period	$12.00	$10.72	$11.87	$14.46	$12.70	$11.57	$14.20
Net investment income	0.15 [3]	0.26 [3]	0.39 [3]	0.42	0.22	0.16	0.18
Net realized and unrealized gains (losses) on investments	0.85	1.10	(0.68)	(1.03)	3.19	1.20	(0.65)
Total from investment operations	1.00	1.36	(0.29)	(0.61)	3.41	1.36	(0.47)
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.45)	(0.38)	(0.17)	(0.22)	(0.24)
Net realized gains	0.00	0.00	(0.41)	(1.60)	(1.48)	(0.01)	(1.92)
Total distributions to shareholders	0.00	(0.08)	(0.86)	(1.98)	(1.65)	(0.23)	(2.16)
Net asset value, end of period	$13.00	$12.00	$10.72	$11.87	$14.46	$12.70	$11.57
Total return[4]	8.33%	12.74%	(2.17)%	(5.55)%	28.25%	11.71%	(2.47)%
Ratios to average net assets (annualized)
Gross expenses*	0.46%	0.47%	0.48%	0.47%	0.46%	0.46%	0.45%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.26%	2.46%	3.53%	2.85%	1.24%	1.44%	1.84%
Supplemental data
Portfolio turnover rate[5]	28%	74%	57%	61%	100%	98%	97%
Net assets, end of period (000s omitted)	$1,929	$1,562	$1,636	$2,475	$2,589	$1,016	$699

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.14%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.14%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[2]	0.17%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
42 | Spectrum Growth Fund

Financial highlights

Spectrum Income Allocation Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.47	$8.48	$9.18	$10.50	$10.40	$9.82	$10.05
Net investment income	0.14 [2]	0.25 [2]	0.32 [2]	0.23	0.11	0.16	0.18
Net realized and unrealized gains (losses) on investments	0.32	0.01	(0.63)	(0.83)	0.71	0.59	0.18
Total from investment operations	0.46	0.26	(0.31)	(0.60)	0.82	0.75	0.36
Distributions to shareholders from
Net investment income	(0.17)	(0.27)	(0.31)	(0.25)	(0.14)	(0.17)	(0.19)
Net realized gains	0.00	0.00	(0.08)	(0.47)	(0.58)	0.00	(0.40)
Total distributions to shareholders	(0.17)	(0.27)	(0.39)	(0.72)	(0.72)	(0.17)	(0.59)
Net asset value, end of period	$8.76	$8.47	$8.48	$9.18	$10.50	$10.40	$9.82
Total return[3]	5.38%	3.04%	(3.32)%	(6.28)%	8.07%	7.72%	3.84%
Ratios to average net assets (annualized)
Gross expenses*	0.85%	0.85%	0.83%	0.81%	0.80%	0.80%	0.79%
Net expenses*	0.74%	0.74%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.16%	3.20%	3.67%	2.26%	1.04%	1.61%	2.15%
Supplemental data
Portfolio turnover rate[4]	83%	143%	148%	225%	206%	197%	183%
Net assets, end of period (000s omitted)	$33,327	$34,183	$17,128	$20,647	$24,170	$21,256	$16,242

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Income Allocation Fund | 43

Financial highlights

Spectrum Income Allocation Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.48	$8.48	$9.18	$10.46	$10.36	$9.81	$10.06
Net investment income	0.11 [2]	0.20 [2]	0.25 [2]	0.15	0.03	0.09	0.14 [2]
Net realized and unrealized gains (losses) on investments	0.31	0.00	(0.62)	(0.82)	0.71	0.58	0.13
Total from investment operations	0.42	0.20	(0.37)	(0.67)	0.74	0.67	0.27
Distributions to shareholders from
Net investment income	(0.13)	(0.20)	(0.25)	(0.14)	(0.06)	(0.12)	(0.12)
Net realized gains	0.00	0.00	(0.08)	(0.47)	(0.58)	0.00	(0.40)
Total distributions to shareholders	(0.13)	(0.20)	(0.33)	(0.61)	(0.64)	(0.12)	(0.52)
Net asset value, end of period	$8.77	$8.48	$8.48	$9.18	$10.46	$10.36	$9.81
Total return[3]	4.97%	2.38%	(4.07)%	(6.91)%	7.25%	6.90%	2.89%
Ratios to average net assets (annualized)
Gross expenses*	1.60%	1.59%	1.58%	1.56%	1.55%	1.55%	1.54%
Net expenses*	1.49%	1.49%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.41%	2.51%	2.92%	1.53%	0.30%	0.89%	1.41%
Supplemental data
Portfolio turnover rate[4]	83%	143%	148%	225%	206%	197%	183%
Net assets, end of period (000s omitted)	$67,276	$75,016	$115,932	$148,281	$196,035	$212,465	$237,153

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
44 | Spectrum Income Allocation Fund

Financial highlights

Spectrum Income Allocation Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019[2]
Net asset value, beginning of period	$8.46	$8.47	$9.17	$10.50	$10.39	$9.80	$10.15
Net investment income	0.15 [3]	0.27 [3]	0.34 [3]	0.20 [3]	0.19	0.21	0.15
Net realized and unrealized gains (losses) on investments	0.31	0.01	(0.62)	(0.77)	0.68	0.57	0.12
Total from investment operations	0.46	0.28	(0.28)	(0.57)	0.87	0.78	0.27
Distributions to shareholders from
Net investment income	(0.18)	(0.29)	(0.34)	(0.29)	(0.18)	(0.19)	(0.22)
Net realized gains	0.00	0.00	(0.08)	(0.47)	(0.58)	0.00	(0.40)
Total distributions to shareholders	(0.18)	(0.29)	(0.42)	(0.76)	(0.76)	(0.19)	(0.62)
Net asset value, end of period	$8.74	$8.46	$8.47	$9.17	$10.50	$10.39	$9.80
Total return[4]	5.45%	3.33%	(2.99)%	(5.93)%	8.51%	8.07%	2.95%
Ratios to average net assets (annualized)
Gross expenses*	0.53%	0.53%	0.51%	0.48%	0.47%	0.47%	0.46%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	3.49%	3.53%	3.98%	1.98%	1.33%	1.96%	1.61%
Supplemental data
Portfolio turnover rate[5]	83%	143%	148%	225%	206%	197%	183%
Net assets, end of period (000s omitted)	$1,342	$4,192	$5,571	$5,876	$1,139	$710	$434

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019[2]	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Income Allocation Fund | 45

Financial highlights

Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.55	$10.51	$11.63	$13.92	$12.64	$11.64	$13.27
Net investment income	0.14 [2]	0.25 [2]	0.36 [2]	0.32	0.14	0.15	0.18 [2]
Net realized and unrealized gains (losses) on investments	0.73	0.85	(0.71)	(0.95)	2.59	1.07	(0.14)
Total from investment operations	0.87	1.10	(0.35)	(0.63)	2.73	1.22	0.04
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.44)	(0.32)	(0.15)	(0.21)	(0.23)
Net realized gains	0.00	0.00	(0.33)	(1.34)	(1.30)	(0.01)	(1.44)
Total distributions to shareholders	0.00	(0.06)	(0.77)	(1.66)	(1.45)	(0.22)	(1.67)
Net asset value, end of period	$12.42	$11.55	$10.51	$11.63	$13.92	$12.64	$11.64
Total return[3]	7.53%	10.49%	(2.76)%	(5.66)%	22.56%	10.49%	1.02%
Ratios to average net assets (annualized)
Gross expenses*	0.75%	0.76%	0.76%	0.74%	0.75%	0.76%	0.76%
Net expenses*	0.71%	0.72%	0.75%	0.74%	0.75%	0.75%	0.75%
Net investment income	2.25%	2.36%	3.38%	2.49%	0.96%	1.31%	1.51%
Supplemental data
Portfolio turnover rate[4]	33%	78%	65%	89%	120%	131%	126%
Net assets, end of period (000s omitted)	$153,534	$155,362	$44,966	$46,650	$56,004	$46,133	$46,380

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
46 | Spectrum Moderate Growth Fund

Financial highlights

Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.83	$10.80	$11.91	$14.22	$12.87	$11.85	$13.40
Net investment income	0.09 [2]	0.18 [2]	0.29 [2]	0.24 [2]	0.03	0.08	0.11
Net realized and unrealized gains (losses) on investments	0.75	0.87	(0.72)	(1.00)	2.66	1.06	(0.14)
Total from investment operations	0.84	1.05	(0.43)	(0.76)	2.69	1.14	(0.03)
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.35)	(0.21)	(0.04)	(0.11)	(0.08)
Net realized gains	0.00	0.00	(0.33)	(1.34)	(1.30)	(0.01)	(1.44)
Total distributions to shareholders	0.00	(0.02)	(0.68)	(1.55)	(1.34)	(0.12)	(1.52)
Net asset value, end of period	$12.67	$11.83	$10.80	$11.91	$14.22	$12.87	$11.85
Total return[3]	7.10%	9.74%	(3.46)%	(6.39)%	21.79%	9.58%	0.31%
Ratios to average net assets (annualized)
Gross expenses*	1.50%	1.50%	1.51%	1.49%	1.50%	1.51%	1.50%
Net expenses*	1.46%	1.49%	1.50%	1.49%	1.50%	1.50%	1.50%
Net investment income	1.50%	1.78%	2.66%	1.76%	0.21%	0.57%	0.84%
Supplemental data
Portfolio turnover rate[4]	33%	78%	65%	89%	120%	131%	126%
Net assets, end of period (000s omitted)	$225,354	$228,122	$326,438	$402,753	$499,835	$477,998	$539,352

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Moderate Growth Fund | 47

Financial highlights

Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019[2]
Net asset value, beginning of period	$11.57	$10.51	$11.63	$13.93	$12.64	$11.65	$13.52
Net investment income	0.16 [3]	0.28 [3]	0.40 [3]	0.31 [3]	0.23	0.25	0.15
Net realized and unrealized gains (losses) on investments	0.73	0.86	(0.71)	(0.90)	2.55	1.01	(0.33)
Total from investment operations	0.89	1.14	(0.31)	(0.59)	2.78	1.26	(0.18)
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.48)	(0.37)	(0.19)	(0.26)	(0.25)
Net realized gains	0.00	0.00	(0.33)	(1.34)	(1.30)	(0.01)	(1.44)
Total distributions to shareholders	0.00	(0.08)	(0.81)	(1.71)	(1.49)	(0.27)	(1.69)
Net asset value, end of period	$12.46	$11.57	$10.51	$11.63	$13.93	$12.64	$11.65
Total return[4]	7.69%	10.83%	(2.40)%	(5.40)%	22.99%	10.78%	(0.62)%
Ratios to average net assets (annualized)
Gross expenses*	0.43%	0.45%	0.43%	0.41%	0.42%	0.43%	0.43%
Net expenses*	0.39%	0.38%	0.42%	0.41%	0.42%	0.42%	0.42%
Net investment income	2.57%	2.49%	3.73%	2.38%	1.32%	1.63%	1.38%
Supplemental data
Portfolio turnover rate[5]	33%	78%	65%	89%	120%	131%	126%
Net assets, end of period (000s omitted)	$59,453	$62,077	$6,715	$7,369	$3,443	$1,945	$1,067

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.13%
Year ended April 30, 2024[1]	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[2]	0.16%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
48 | Spectrum Moderate Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds:  Allspring Spectrum Aggressive Growth Fund (“Spectrum Aggressive Growth Fund”), Allspring Spectrum Conservative Growth Fund (“Spectrum Conservative Growth Fund”), Allspring Spectrum Growth Fund (“Spectrum Growth Fund”), Allspring Spectrum Income Allocation Fund (“Spectrum Income Allocation Fund”), Allspring Spectrum Moderate Growth Fund (“Spectrum Moderate Growth Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund is a fund-of-funds that may invest in various affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and each Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the affiliated mutual funds or by contacting the servicing agent of the unaffiliated mutual funds and exchange-traded funds. The financial statements of the affiliated Master Portfolios are available by visiting the SEC website at sec.gov and are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to each Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Multi-Asset Funds | 49

Notes to financial statements (unaudited)
Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should each Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy each Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.
Investment transactions, income and expenses
Investments in affiliated Master Portfolios and securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains and losses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Each Fund also accrues its own expenses.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date for each Fund as follows:
	Net investment income	Net realized gains
Spectrum Aggressive Growth Fund	Annually	Annually
Spectrum Conservative Growth Fund	Quarterly	Annually
Spectrum Growth Fund	Annually	Annually
Spectrum Income Allocation Fund	Monthly	Annually
Spectrum Moderate Growth Fund	Annually	Annually
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:
	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Spectrum Aggressive Growth Fund	$378,367,559	$139,742,287	$(27,641,076)	$112,101,211
Spectrum Conservative Growth Fund	206,825,922	31,251,801	(25,250,386)	6,001,415
Spectrum Growth Fund	180,863,591	32,063,779	(9,161,207)	22,902,572
Spectrum Income Allocation Fund	104,196,158	9,067,689	(12,486,091)	(3,418,402)
Spectrum Moderate Growth Fund	385,987,683	56,142,683	(8,517,935)	47,624,748
As of April 30, 2024, the following Funds had capital loss carryforwards which consisted of short-term and long-term capital losses.
	NO EXPIRATION
	Short-term	Long-term
Spectrum Conservative Growth Fund	$11,122,857	$966,413
Spectrum Income Allocation Fund	8,168,828	8,313,583
Spectrum Moderate Growth Fund	2,000,256	0
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
50 | Multi-Asset Funds

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of October 31, 2024:
Spectrum Aggressive Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$284,550,536	$0	$0	$284,550,536
Short-term investments
Investment companies	300,000	0	0	300,000
Investments measured at net asset value*				207,073,168
	284,850,536	0	0	491,923,704
Futures contracts	4,374,635	0	0	4,374,635
Total assets	$289,225,171	$0	$0	$496,298,339
Liabilities
Futures contracts	$5,829,569	$0	$0	$5,829,569
Total liabilities	$5,829,569	$0	$0	$5,829,569

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $207,073,168. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Conservative Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$138,862,039	$0	$0	$138,862,039
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				74,709,918
	139,062,039	0	0	213,771,957
Futures contracts	1,684,724	0	0	1,684,724
Total assets	$140,746,763	$0	$0	$215,456,681
Liabilities
Futures contracts	$2,629,344	$0	$0	$2,629,344
Total liabilities	$2,629,344	$0	$0	$2,629,344

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $74,709,918. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Multi-Asset Funds | 51

Notes to financial statements (unaudited)

Spectrum Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$124,220,009	$0	$0	$124,220,009
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				80,137,608
	124,420,009	0	0	204,557,617
Futures contracts	1,659,648	0	0	1,659,648
Total assets	$126,079,657	$0	$0	$206,217,265
Liabilities
Futures contracts	$2,451,102	$0	$0	$2,451,102
Total liabilities	$2,451,102	$0	$0	$2,451,102

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $80,137,608. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Income Allocation Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$62,412,262	$0	$0	$62,412,262
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				38,603,405
	62,612,262	0	0	101,215,667
Futures contracts	822,185	0	0	822,185
Total assets	$63,434,447	$0	$0	$102,037,852
Liabilities
Futures contracts	$1,260,096	$0	$0	$1,260,096
Total liabilities	$1,260,096	$0	$0	$1,260,096

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $38,603,405. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

52 | Multi-Asset Funds

Notes to financial statements (unaudited)

Spectrum Moderate Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$276,565,897	$0	$0	$276,565,897
Short-term investments
Investment companies	300,000	0	0	300,000
Investments measured at net asset value*				158,670,284
	276,865,897	0	0	435,536,181
Futures contracts	3,338,131	0	0	3,338,131
Total assets	$280,204,028	$0	$0	$438,874,312
Liabilities
Futures contracts	$5,261,881	$0	$0	$5,261,881
Total liabilities	$5,261,881	$0	$0	$5,261,881

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $158,670,284. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
At October 31, 2024, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio*	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on September 13, 2024
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on each Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended October 31, 2024, the management fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.
Multi-Asset Funds | 53

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to each Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to each Fund and is entitled to receive an annual rate of 0.15% of each Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of each Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Net expenses allocated from the affiliated Master Portfolios are excluded from the expense caps. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows for the Funds except Spectrum Moderate Growth:

EXPENSE RATIO CAPS
Class A	0.74%
Class C	1.49
Administrator Class	0.67
Institutional Class	0.42
As of October 31, 2024, the contractual caps are as follows for Spectrum Moderate Growth:

EXPENSE RATIO CAPS
Class A	0.71%
Class C	1.46
Institutional Class	0.39
Distribution fee
The Trust has adopted a Distribution Plan for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter of each Fund, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
54 | Multi-Asset Funds

Notes to financial statements (unaudited)
from redemptions of Class C shares. For the six months ended October 31, 2024, Allspring Funds Distributor received front-end sales charges and/or contingent deferred sales charges from the following Funds:
Front end sales-charges
Class A
Spectrum Aggressive Growth Fund	$5,239
Spectrum Conservative Growth Fund	464
Spectrum Growth Fund	1,466
Spectrum Income Allocation Fund	539
Spectrum Moderate Growth Fund	1,159
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Each Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios and Underlying Funds. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales in Underlying Funds in which each Fund invests are actual aggregate purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2024 were as follows:
	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Spectrum Aggressive Growth Fund	$0	$75,858,390	$0	$112,438,933
Spectrum Conservative Growth Fund	38,323,588	66,567,501	37,712,507	79,288,974
Spectrum Growth Fund	9,080,620	44,987,875	8,926,797	54,676,811
Spectrum Income Allocation Fund	40,187,119	43,931,646	39,554,256	51,370,341
Spectrum Moderate Growth Fund	35,504,365	102,768,660	34,925,324	123,431,459
6.
DERIVATIVE TRANSACTIONS
During the six months ended October 31, 2024, the following Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The volume of each Fund’s futures contracts during the six months ended October 31, 2024 was as follows:
	Long contracts	Short contracts
Spectrum Aggressive Growth Fund	$158,069,051	$94,005,324
Spectrum Conservative Growth Fund	81,365,847	38,734,711
Spectrum Growth Fund	74,384,661	37,262,227
Spectrum Income Allocation Fund	39,443,031	19,362,113
Spectrum Moderate Growth Fund	161,875,785	75,848,002
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
Multi-Asset Funds | 55

Notes to financial statements (unaudited)
The fair value of derivative instruments as of October 31, 2024 by primary risk type on the Statements of Assets and Liabilities was as follows for the Spectrum Aggressive Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$3,690,141 *	$324,111 *	$360,383 *	$4,374,635
Liability derivatives
Futures contracts	$4,835,247 *	$775,943 *	$218,379 *	$5,829,569

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of October 31, 2024 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2024 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$1,495,155	$(1,898,306)	$(762,707)	$(1,165,858)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(1,145,106)	$(41,649)	$(793,041)	$(1,979,796)
The fair value of derivative instruments as of October 31, 2024 by primary risk type on the Statements of Assets and Liabilities was as follows for Spectrum Conservative Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$1,350,120 *	$145,124 *	$189,480 *	$1,684,724
Liability derivatives
Futures contracts	$2,164,535 *	$349,068 *	$115,741 *	$2,629,344

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of October 31, 2024 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2024 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$1,059,159	$(581,524)	$(348,695)	$128,940
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(769,791)	$141,121	$(403,319)	$(1,031,989)
56 | Multi-Asset Funds

Notes to financial statements (unaudited)
The fair value of derivative instruments as of October 31, 2024 by primary risk type on the Statements of Assets and Liabilities was as follows for Spectrum Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$1,365,159 *	$134,732 *	$159,757 *	$1,659,648
Liability derivatives
Futures contracts	$2,026,808 *	$326,024 *	$98,270 *	$2,451,102

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of October 31, 2024 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2024 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$844,383	$(535,809)	$(327,264)	$(18,690)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(628,161)	$112,548	$(350,245)	$(865,858)
The fair value of derivative instruments as of October 31, 2024 by primary risk type on the Statements of Assets and Liabilities was as follows for Spectrum Income Allocation Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$656,609 *	$68,979 *	$96,597 *	$822,185
Liability derivatives
Futures contracts	$1,035,042 *	$166,092 *	$58,962 *	$1,260,096

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of October 31, 2024 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2024 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$488,352	$(269,258)	$(171,197)	$47,897
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(357,293)	$66,327	$(206,576)	$(497,542)
Multi-Asset Funds | 57

Notes to financial statements (unaudited)
The fair value of derivative instruments as of October 31, 2024 by primary risk type on the Statements of Assets and Liabilities was as follows for Spectrum Moderate Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$2,678,099 *	$292,219 *	$367,813 *	$3,338,131
Liability derivatives
Futures contracts	$4,339,046 *	$697,905 *	$224,930 *	$5,261,881

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of October 31, 2024 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2024 was as follows:
	INTEREST RATE RISK	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$2,169,733	$(1,171,279)	$(701,134)	$297,320
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(1,592,141)	$266,394	$(784,835)	$(2,110,582)
7.
ACQUISITION
After the close of business on February 23, 2024, Spectrum Moderate Growth Fund acquired the net assets of Allspring Moderate Balanced Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Institutional Class and Administrator Class shares of Allspring Moderate Balanced Fund received Class A, Class C and Institutional Class shares, respectively, of Spectrum Moderate Growth Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Moderate Balanced Fund for 8,511,150 shares of Spectrum Moderate Growth Fund valued at $99,107,320 at an exchange ratio of 1.68, 1.60, 1.71 and 1.71 for Class A, Class C, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring Moderate Balanced Fund with a fair value of $94,439,420, identified cost of $86,797,100 and unrealized gains (losses) of $7,642,321 at February 23, 2024 were the principal assets acquired by Spectrum Moderate Growth Fund. The aggregate net assets of Allspring Moderate Balanced Fund and Spectrum Moderate Growth Fund immediately prior to the acquisition were $99,107,320 and $369,800,526, respectively. The aggregate net assets of Spectrum Moderate Growth Fund immediately after the acquisition were $468,907,846. For financial reporting purposes, assets received and shares issued by Spectrum Moderate Growth Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Moderate Balanced Fund was carried forward to align with ongoing reporting of Spectrum Moderate Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed June 1, 2023, the beginning of the annual reporting period for Spectrum Moderate Growth Fund, the pro forma results of operations for the eleven months ended April 30, 2024 would have been as follows (unaudited):
Net investment income	$8,657,753
Net realized and unrealized gains (losses) on investments	30,639,196
Net increase in net assets resulting from operations	$39,296,949
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Allspring Moderate Balanced Fund that have been included in Spectrum Moderate Growth Fund’s Statement of Operations since February 23, 2024.
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by each Fund under the agreement.
58 | Multi-Asset Funds

Notes to financial statements (unaudited)
9.
INDEMNIFICATION
Under each Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under each Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated.
Multi-Asset Funds | 59

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

60 | Multi-Asset Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Multi-Asset Funds | 61

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Spectrum Aggressive Growth Fund, the Allspring Spectrum Conservative Growth Fund, the Allspring Spectrum Growth Fund, the Allspring Spectrum Income Allocation Fund, and the Allspring Spectrum Moderate Growth Fund (each, a “Fund” and collectively, the “Funds”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Funds as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Funds by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Funds by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

62 | Multi-Asset Funds

Other information (unaudited)
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Funds over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.
With respect to the Allspring Spectrum Income Allocation Fund, the Board noted that the investment performance of the Fund (Class A) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the Spectrum Income Allocation Blended Index, for the three- and five-year periods under review, but lower for the one- and ten-year periods under review.
With respect to the Allspring Spectrum Growth Fund, the Board noted that the investment performance of the Fund (Class A) was higher than or in range of the average investment performance of the Universe for the five- and ten-year periods under review, but lower for the one- and three-year periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Spectrum Growth Blended Index, for the three- and five-year periods under review, but lower for the one- and ten-year periods under review.
With respect to the Allspring Spectrum Moderate Growth Fund, the Board noted that the investment performance of the Fund (Class A) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Spectrum Moderate Growth Blended Index, for the three- and five-year periods under review, but lower for the one- and ten-year periods under review.
With respect to the Allspring Spectrum Conservative Growth Fund, the Board noted that the investment performance of the Fund (Class A) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or equal to the investment performance of its benchmark index, the Spectrum Conservative Growth Blended Index, for the three- and five-year periods under review, but lower for the one- and ten-year periods under review.
With respect to the Allspring Spectrum Aggressive Growth Fund, the Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Spectrum Aggressive Growth Blended Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Allspring Spectrum Conservative Growth Fund, the Allspring Spectrum Growth Fund, the Allspring Spectrum Income Allocation Fund, and the Allspring Spectrum Moderate Growth Fund relative to each Fund’s Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected each Fund’s investment performance. The Board also noted that it had approved changes to each Fund’s principal investment strategy to remove the fixed allocation ranges applied to the derivatives overlay strategy, which would be effective on or about June 17, 2024. The Board also noted that it had approved an additional strategy change for the Spectrum Aggressive Growth Fund to add a tactical asset allocation overlay strategy.
The Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios for each Fund in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Funds were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account each Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Multi-Asset Funds | 63

Other information (unaudited)
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by each Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by each Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of each Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class, except for the Class A shares for the Allspring Spectrum Growth Fund, the Allspring Spectrum Moderate Growth Fund, and the Allspring Spectrum Conservative Growth Fund, which were higher than the sum of these average rates for the Fund’s expense Groups for that share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Funds and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of each Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

64 | Multi-Asset Funds

Other information (unaudited)
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Multi-Asset Funds | 65

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Allspring Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS 4330 10-24

Allspring Absolute Return Fund and Macro Strategies Portfolio
Long Form Financial Statements
Semi-Annual Report
October 31, 2024

Allspring Absolute Return Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 100.18%
Affiliated master portfolios: 65.94%
Allspring Disciplined International Developed Markets Portfolio			$38,057,542
Allspring Disciplined Large Cap Portfolio			59,953,341
Allspring Macro Strategies Portfolio			292,648,170
			390,659,053
Alternative investment funds: 13.27%
Allspring Alternative Risk Premia Fund Class R6♠		9,694,739	78,624,334
Bond funds: 11.22%
Allspring Income Plus Fund Institutional Class♠		5,643,718	49,664,718
Allspring Short-Term High Income Fund Institutional Class♠		2,130,903	16,770,205
			66,434,923
Exchange-traded funds: 3.65%
iShares J.P. Morgan USD Emerging Markets Bond ETF		238,000	21,638,959
Stock funds: 6.10%
Allspring Disciplined Small Cap Fund Class R6♠		414,979	5,672,760
Allspring Emerging Markets Equity Income Fund Class R6♠		1,010,031	12,382,983
Allspring Special International Small Cap Fund Class R6♠†		1,014,247	11,826,121
Allspring Special Mid Cap Value Fund Class R6♠†		119,978	6,262,874
			36,144,738
Total investment companies (Cost $592,000,080)			593,502,007
Total investments in securities (Cost $592,000,080)	100.18%		593,502,007
Other assets and liabilities, net	(0.18)		(1,050,725)
Total net assets	100.00%		$592,451,282

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
2 | Allspring Absolute Return Fund

Portfolio of investments—October 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$80,717,777	$1,674,634	$(3,296,442)	$26,902	$(498,537)	$78,624,334
Allspring Disciplined Small Cap Fund Class R6	9,712,294	1,637	(5,132,700)	473,402	618,127	5,672,760
Allspring Emerging Markets Equity Income Fund Class R6	19,813,148	672,714	(9,137,550)	271,086	763,585	12,382,983
Allspring Income Plus Fund Institutional Class	63,410,935	2,416,887	(17,600,001)	113,706	1,323,191	49,664,718
Allspring Short Term-High Income Fund Institutional Class	19,902,579	765,710	(4,123,502)	24,448	200,970	16,770,205
Allspring Special International Small Cap Fund Class R6†	19,370,480	199,055	(8,750,000)	290,788	715,798	11,826,121
Allspring Special Mid Cap Value Fund Class R6†	9,833,657	19,443	(4,403,136)	278,904	534,006	6,262,874
				$1,479,236	$3,657,140	$181,203,995

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	9,694,739	$0
Allspring Disciplined Small Cap Fund Class R6	414,979	0
Allspring Emerging Markets Equity Income Fund Class R6	1,010,031	204,393
Allspring Income Plus Fund Institutional Class	5,643,718	1,663,041
Allspring Short Term-High Income Fund Institutional Class	2,130,903	488,251
Allspring Special International Small Cap Fund Class R6†	1,014,247	0
Allspring Special Mid Cap Value Fund Class R6†	119,978	0
		$2,355,685

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	18.41%	13.63%	$471,310	$1,477,449	$1,914	$695,818	$26,395	$38,057,542
Allspring Disciplined Large Cap Portfolio	22.50	18.04	1,723,222	7,914,322	1,801	459,524	28,759	59,953,341
Allspring Macro Strategies Portfolio	100.00	100.00	8,636,917	813,782	3,004,605	339,538	2,475,610	292,648,170
			$10,831,449	$10,205,553	$3,008,320	$1,494,880	$2,530,764	$390,659,053
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 3

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $391,394,842)	$390,659,053
Investments in unaffiliated Underlying Funds, at value (cost $21,971,018)	21,638,959
Investments in affiliated Underlying Funds, at value (cost $178,634,220)	181,203,995
Receivable for Fund shares sold	140,462
Receivable for dividends	79,588
Receivable for investments sold	4,577
Prepaid expenses and other assets	154,025
Total assets	593,880,659
Liabilities
Payable for Fund shares redeemed	627,256
Shareholder report expenses payable	414,632
Management fee payable	96,945
Payable for investments purchased	82,450
Administration fees payable	79,110
Shareholder servicing fee payable	53,837
Distribution fee payable	10,593
Trustees’ fees and expenses payable	5,308
Overdraft due to custodian bank	4,569
Accrued expenses and other liabilities	54,677
Total liabilities	1,429,377
Total net assets	$592,451,282
Net assets consist of
Paid-in capital	$902,321,388
Total distributable loss	(309,870,106)
Total net assets	$592,451,282
The accompanying notes are an integral part of these financial statements.
4 | Allspring Absolute Return Fund

Statement of assets and liabilities—October 31, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$217,238,585
Shares outstanding–Class A1	19,044,953
Net asset value per share–Class A	$11.41
Maximum offering price per share – Class A2	$12.11
Net assets–Class C	$15,783,839
Shares outstanding–Class C1	1,351,804
Net asset value per share–Class C	$11.68
Net assets–Class R6	$38,564,500
Shares outstanding–Class R6[1]	3,365,327
Net asset value per share–Class R6	$11.46
Net assets–Administrator Class	$12,609,168
Shares outstanding–Administrator Class[1]	1,087,106
Net asset value per share–Administrator Class	$11.60
Net assets–Institutional Class	$308,255,190
Shares outstanding–Institutional Class[1]	26,892,991
Net asset value per share–Institutional Class	$11.46
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 5

Statement of operations—six months ended October 31, 2024 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolios	$3,008,320
Affiliated income allocated from affiliated Master Portfolios	2,530,764
Dividends from affiliated Underlying Funds	2,355,685
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $97,013)	1,494,880
Dividends from unaffiliated securities	174,650
Interest	467
Expenses allocated from affiliated Master Portfolios	(889,661)
Total investment income	8,675,105
Expenses
Management fee	732,500
Administration fees
Class A	230,048
Class C	17,735
Class R6	6,357
Administrator Class	9,269
Institutional Class	225,348
Shareholder servicing fees
Class A	286,863
Class C	22,072
Administrator Class	17,390
Distribution fee
Class C	66,159
Custody and accounting fees	11,788
Professional fees	41,953
Registration fees	35,595
Shareholder report expenses	2
Trustees’ fees and expenses	14,063
Other fees and expenses	11,575
Total expenses	1,728,717
Less: Fee waivers and/or expense reimbursements
Fund-level	(32,042)
Administrator Class	(3,862)
Institutional Class	(87,078)
Net expenses	1,605,735
Net investment income	7,069,370
The accompanying notes are an integral part of these financial statements.
6 | Allspring Absolute Return Fund

Statement of operations—six months ended October 31, 2024 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains on
Investments allocated from affiliated Master Portfolios	$10,831,449
Affiliated Underlying Funds	1,479,236
Net realized gains on investments	12,310,685
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	10,205,553
Affiliated Underlying Funds	3,657,140
Unaffiliated Underlying Funds	(332,059)
Net change in unrealized gains (losses) on investments	13,530,634
Net realized and unrealized gains (losses) on investments	25,841,319
Net increase in net assets resulting from operations	$32,910,689
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024
Operations
Net investment income		$7,069,370		$52,651,044
Net realized gains on investments		12,310,685		105,728,526
Net change in unrealized gains (losses) on investments		13,530,634		(75,242,619)
Net increase in net assets resulting from operations		32,910,689		83,136,951
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(7,522,188)
Class C		0		(259,692)
Class R6		0		(1,532,904)
Administrator Class		0		(497,944)
Institutional Class		0		(19,126,562)
Total distributions to shareholders		0		(28,939,290)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	199,007	2,258,831	1,489,003	15,703,302
Class C	6,200	72,781	50,974	557,313
Class R6	71,035	816,018	4,577,504	47,818,947
Administrator Class	36,368	426,411	82,810	887,958
Institutional Class	1,675,951	19,163,435	4,608,538	49,340,066
		22,737,476		114,307,586
Reinvestment of distributions
Class A	0	0	620,124	6,746,947
Class C	0	0	22,103	247,771
Class R6	0	0	2,172	23,652
Administrator Class	0	0	42,885	473,875
Institutional Class	0	0	1,515,771	16,521,906
		0		24,014,151
Payment for shares redeemed
Class A	(2,521,196)	(28,527,305)	(8,401,189)	(90,198,828)
Class C	(297,157)	(3,466,809)	(1,313,800)	(14,232,029)
Class R6	(579,986)	(6,685,705)	(1,097,236)	(11,958,345)
Administrator Class	(269,954)	(3,141,394)	(583,574)	(6,360,498)
Institutional Class	(7,409,578)	(84,648,109)	(44,431,054)	(479,012,580)
		(126,469,322)		(601,762,280)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Absolute Return Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024
	Shares		Shares
Share conversions
Class A	0	$0	12,992 [1]	$135,235 [1]
Class R	0	0	(12,620)[1]	(135,235)[1]
		0		0
Net decrease in net assets resulting from capital share transactions		(103,731,846)		(463,440,543)
Total decrease in net assets		(70,821,157)		(409,242,882)
Net assets
Beginning of period		663,272,439		1,072,515,321
End of period		$592,451,282		$663,272,439
1 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.87	$10.32	$10.20	$11.07	$10.11	$11.15
Net investment income	0.11 [1]	0.56 [1]	0.24 [1]	0.17 [1]	0.22	0.29 [1]
Net realized and unrealized gains (losses) on investments	0.43	0.29	0.11	(0.70)	1.09	(1.04)
Total from investment operations	0.54	0.85	0.35	(0.53)	1.31	(0.75)
Distributions to shareholders from
Net investment income	0.00	(0.30)	(0.23)	(0.34)	(0.35)	(0.29)
Net asset value, end of period	$11.41	$10.87	$10.32	$10.20	$11.07	$10.11
Total return[2]	4.97%	8.28%	3.55%	(4.89)%	13.16%	(6.99)%
Ratios to average net assets (annualized)
Gross expenses	0.71%*	0.70%*,^	0.71%^	0.70%^	0.69%^	0.69%^
Net expenses	0.70%*	0.70%*,^	0.70%^	0.70%^	0.69%^	0.69%^
Net investment income	1.96%	5.25%	2.36%	1.62%	2.33%	2.68%
Supplemental data
Portfolio turnover rate	12%	47%	8%	6%	5%	4%
Net assets, end of period (000s omitted)	$217,239	$232,308	$285,240	$325,369	$353,134	$297,590

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.27%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.17	$10.51	$10.22	$10.90	$9.95	$10.96
Net investment income	0.07 [1]	0.46 [1]	0.13 [1]	0.06 [1]	0.12 [1]	0.12
Payment from affiliate	0.00	0.00	0.00	0.00	0.05	0.00
Net realized and unrealized gains (losses) on investments	0.44	0.33	0.16	(0.67)	1.08	(0.95)
Total from investment operations	0.51	0.79	0.29	(0.61)	1.25	(0.83)
Distributions to shareholders from
Net investment income	0.00	(0.13)	0.00	(0.07)	(0.30)	(0.18)
Net asset value, end of period	$11.68	$11.17	$10.51	$10.22	$10.90	$9.95
Total return[2]	4.57%	7.47%	2.84%	(5.59)%	12.66%[3]	(7.73)%
Ratios to average net assets (annualized)
Gross expenses	1.46%*	1.44%*,^	1.45%^	1.43%^	1.44%^	1.44%^
Net expenses	1.45%*	1.44%*,^	1.45%^	1.43%^	1.44%^	1.44%^
Net investment income	1.22%	4.24%	1.34%	0.61%	1.18%	1.71%
Supplemental data
Portfolio turnover rate	12%	47%	8%	6%	5%	4%
Net assets, end of period (000s omitted)	$15,784	$18,352	$30,295	$58,948	$131,690	$254,485

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.27%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.53% on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.90	$10.35	$10.23	$11.10	$10.11	$11.15
Net investment income	0.14 [1]	0.70 [1]	0.19 [1]	0.21 [1]	0.28	0.35
Net realized and unrealized gains (losses) on investments	0.42	0.21	0.21	(0.70)	1.08	(1.05)
Total from investment operations	0.56	0.91	0.40	(0.49)	1.36	(0.70)
Distributions to shareholders from
Net investment income	0.00	(0.36)	(0.28)	(0.38)	(0.37)	(0.34)
Net asset value, end of period	$11.46	$10.90	$10.35	$10.23	$11.10	$10.11
Total return[2]	5.14%	8.79%	3.99%	(4.50)%	13.62%	(6.57)%
Ratios to average net assets (annualized)
Gross expenses	0.29%*	0.28%*,^	0.27%^	0.27%^	0.26%^	0.26%^
Net expenses	0.28%*	0.28%*,^	0.27%^	0.27%^	0.26%^	0.26%^
Net investment income	2.38%	6.51%	1.89%	1.91%	2.63%	3.05%
Supplemental data
Portfolio turnover rate	12%	47%	8%	6%	5%	4%
Net assets, end of period (000s omitted)	$38,565	$42,227	$4,057	$10,494	$17,332	$25,363

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.27%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.05	$10.48	$10.32	$11.18	$10.15	$11.18
Net investment income	0.12 [1]	0.58 [1]	0.23 [1]	0.17 [1]	0.24 [1]	0.27 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.06	0.00
Net realized and unrealized gains (losses) on investments	0.43	0.31	0.15	(0.70)	1.08	(1.01)
Total from investment operations	0.55	0.89	0.38	(0.53)	1.38	(0.74)
Distributions to shareholders from
Net investment income	0.00	(0.32)	(0.22)	(0.33)	(0.35)	(0.29)
Net asset value, end of period	$11.60	$11.05	$10.48	$10.32	$11.18	$10.15
Total return[2]	4.98%	8.49%	3.75%	(4.81)%	13.76%[3]	(6.85)%
Ratios to average net assets (annualized)
Gross expenses	0.63%*	0.62%*,^	0.62%^	0.61%^	0.61%^	0.61%^
Net expenses	0.57%*	0.57%*,^	0.57%^	0.57%^	0.57%^	0.57%^
Net investment income	2.10%	5.39%	2.26%	1.60%	2.20%	2.42%
Supplemental data
Portfolio turnover rate	12%	47%	8%	6%	5%	4%
Net assets, end of period (000s omitted)	$12,609	$14,591	$18,641	$32,644	$40,694	$60,846

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.27%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.62% on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.91	$10.35	$10.23	$11.10	$10.11	$11.15
Net investment income	0.13 [1]	0.59 [1]	0.26 [1]	0.21 [1]	0.26 [1]	0.33 [1]
Net realized and unrealized gains (losses) on investments	0.42	0.32	0.13	(0.71)	1.09	(1.04)
Total from investment operations	0.55	0.91	0.39	(0.50)	1.35	(0.71)
Distributions to shareholders from
Net investment income	0.00	(0.35)	(0.27)	(0.37)	(0.36)	(0.33)
Net asset value, end of period	$11.46	$10.91	$10.35	$10.23	$11.10	$10.11
Total return[2]	5.04%	8.77%	3.97%	(4.59)%	13.57%	(6.65)%
Ratios to average net assets (annualized)
Gross expenses	0.39%*	0.38%*,^	0.38%^	0.37%^	0.36%^	0.36%^
Net expenses	0.33%*	0.33%*,^	0.33%^	0.33%^	0.33%^	0.33%^
Net investment income	2.34%	5.58%	2.56%	1.90%	2.43%	3.00%
Supplemental data
Portfolio turnover rate	12%	47%	8%	6%	5%	4%
Net assets, end of period (000s omitted)	$308,255	$355,795	$734,148	$922,867	$1,188,488	$1,664,020

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended October 31, 2024 (unaudited)	0.27%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Absolute Return Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions and income recognition
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Interest earned on cash balances held at the custodian is recorded as interest income.
Allspring Absolute Return Fund | 15

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Cayman Subsidiary of a Master Portfolio that the Fund invests in, is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $586,232,100 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$13,929,442
Gross unrealized losses	(6,659,535)
Net unrealized gains	$7,269,907
As of April 30, 2024, the Fund had capital loss carryforwards which consisted of $7,586,661 in short-term capital losses and $384,903,470 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Absolute Return Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$202,842,954	$0	$0	$202,842,954
Investments measured at net asset value*				390,659,053
Total assets	$202,842,954	$0	$0	$593,502,007

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $390,659,053. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Macro Strategies Portfolio	Seeks long-term capital appreciation
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, LLC (“Allspring Funds Management”), a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.225%
Next $4 billion	0.200
Next $5 billion	0.175
Next $10 billion	0.165
Over $20 billion	0.160
For the six months ended October 31, 2024, the management fee was equivalent to an annual rate of 0.225% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund. Allspring Investments receives a subadvisory fee for its asset allocation services at an annual rate of 0.075% of the Fund’s average daily net assets of the Fund increase. Allspring UK receives a subadvisory fee for its asset allocation services at an annual rate of 0.075% of the Fund’s average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Absolute Return Fund | 17

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Class R6	0.28
Administrator Class	0.57
Institutional Class	0.33
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2024, Allspring Funds Distributor received $189 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales on Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,656,267	$45,471,016	$19,710,742	$87,392,026
18 | Allspring Absolute Return Fund

Notes to financial statements (unaudited)
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Absolute Return Fund | 19

Consolidated portfolio of investments—October 31, 2024 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 6.87%
Real estate: 6.87%
Health care REITs: 0.72%
Alexandria Real Estate Equities, Inc.	5,279	$588,873
Welltower, Inc.	11,214	1,512,544
		2,101,417
Industrial REITs : 1.03%
First Industrial Realty Trust, Inc.	10,466	549,360
Prologis, Inc.	14,840	1,676,030
Terreno Realty Corp.	13,355	800,632
		3,026,022
Residential REITs : 1.40%
American Homes 4 Rent Class A	17,830	628,329
Camden Property Trust	6,034	698,677
Independence Realty Trust, Inc.	18,015	353,454
Invitation Homes, Inc.	16,091	505,418
Mid-America Apartment Communities, Inc.	4,926	745,501
Sun Communities, Inc.	8,792	1,166,523
		4,097,902
Retail REITs : 0.42%
Federal Realty Investment Trust	3,623	401,573
Simon Property Group, Inc.	4,909	830,210
		1,231,783
Specialized REITs : 3.30%
American Tower Corp.	9,333	1,992,969
Crown Castle, Inc.	5,015	539,062
CubeSmart	9,484	453,714
Equinix, Inc.	2,145	1,947,832
Extra Space Storage, Inc.	6,211	1,014,256
Four Corners Property Trust, Inc.	10,335	284,833
Gaming & Leisure Properties, Inc.	7,567	379,788
Iron Mountain, Inc.	9,668	1,196,222
SBA Communications Corp. Class A	4,968	1,140,007
VICI Properties, Inc. Class A	22,469	713,615
		9,662,298
Total common stocks (Cost $18,605,954)		20,119,422

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 22.58%
TIPS	0.13%	10-15-2026	$3,807,294	3,689,242
TIPS	0.13	4-15-2027	122,639	117,409
TIPS	0.13	1-15-2031	4,546,780	4,088,513
TIPS	0.13	7-15-2031	7,411,032	6,625,252
TIPS	0.13	1-15-2032	7,409,725	6,534,914
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.13%	2-15-2052	$5,359,992	$3,138,012
TIPS	0.25	7-15-2029	2,313,584	2,159,112
TIPS	0.38	1-15-2027	117,283	113,453
TIPS	0.38	7-15-2027	115,816	111,832
TIPS	0.50	1-15-2028	6,948,746	6,664,186
TIPS	0.75	2-15-2042	8,226,315	6,605,057
TIPS	0.75	2-15-2045	140,362	107,312
TIPS	1.63	10-15-2027	116,891	116,639
TIPS	1.75	1-15-2028	120,207	119,920
TIPS	1.75	1-15-2034	1,428,564	1,401,414
TIPS	2.00	1-15-2026	6,677,102	6,655,818
TIPS	2.13	2-15-2041	689,976	695,202
TIPS	2.38	1-15-2027	109,267	110,388
TIPS	2.38	10-15-2028	6,423,312	6,574,996
TIPS	3.63	4-15-2028	6,189,107	6,547,141
TIPS	3.88	4-15-2029	3,599,899	3,903,827
Total U.S. Treasury securities (Cost $65,812,872)				66,079,639

		Yield	Shares
Short-term investments: 50.83%
Investment companies: 50.83%
Allspring Government Money Market Fund Select Class♠∞*		4.78	148,753,038	148,753,038
Total short-term investments (Cost $148,753,038)				148,753,038
Total investments in securities (Cost $233,171,864)	80.28%			234,952,099
Other assets and liabilities, net	19.72			57,696,071
Total net assets	100.00%			$292,648,170

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Macro Strategies Special Investments (Cayman) Ltd, the consolidated entity.

Abbreviations:
REIT	Real estate investment trust
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$140,821,444	$194,247,225	$(186,315,631)	$0	$0	$148,753,038	148,753,038	$4,031,478
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 21

Consolidated portfolio of investments—October 31, 2024 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	22,854,285	AUD	33,911,000	Morgan Stanley Co.	12-20-2024	$527,509	$0
AUD	22,488,000	USD	15,155,765	Morgan Stanley Co.	12-20-2024	0	(349,816)
AUD	25,583,000	USD	17,224,522	Morgan Stanley Co.	12-20-2024	0	(380,846)
USD	9,533,645	AUD	14,160,000	Morgan Stanley Co.	12-20-2024	210,795	0
BRL	16,127,000	USD	2,839,211	Morgan Stanley Co.	12-20-2024	0	(64,138)
BRL	24,466,000	USD	4,307,319	Morgan Stanley Co.	12-20-2024	0	(97,303)
USD	7,146,202	BRL	40,594,000	Morgan Stanley Co.	12-20-2024	160,942	0
CAD	34,064,000	USD	25,229,621	Morgan Stanley Co.	12-20-2024	0	(723,944)
CAD	925,000	USD	685,105	Morgan Stanley Co.	12-20-2024	0	(19,659)
USD	10,199,130	CAD	13,747,000	Morgan Stanley Co.	12-20-2024	309,524	0
USD	15,759,797	CAD	21,242,000	Morgan Stanley Co.	12-20-2024	478,280	0
CAD	25,230,000	USD	18,735,311	Morgan Stanley Co.	12-20-2024	0	(584,823)
USD	18,736,796	CAD	25,232,000	Morgan Stanley Co.	12-20-2024	584,869	0
USD	25,970,788	CHF	21,771,000	Morgan Stanley Co.	12-20-2024	629,899	0
CHF	17,650,000	USD	21,054,816	Morgan Stanley Co.	12-20-2024	0	(510,666)
CHF	18,096,000	USD	21,582,245	Morgan Stanley Co.	12-20-2024	0	(518,962)
USD	13,338,629	CHF	11,184,000	Morgan Stanley Co.	12-20-2024	320,738	0
CLP	9,863,377,000	USD	10,651,595	Morgan Stanley Co.	12-20-2024	0	(395,619)
USD	3,740,518	CLP	3,463,720,000	Morgan Stanley Co.	12-20-2024	138,930	0
USD	6,780,239	CLP	6,399,800,000	Morgan Stanley Co.	12-20-2024	125,704	0
CZK	388,787,000	USD	17,206,002	Morgan Stanley Co.	12-20-2024	0	(483,829)
USD	6,355,901	CZK	143,618,000	Morgan Stanley Co.	12-20-2024	178,726	0
USD	10,882,986	CZK	245,173,000	Morgan Stanley Co.	12-20-2024	337,815	0
USD	21,156,524	EUR	19,040,000	Morgan Stanley Co.	12-20-2024	405,133	0
EUR	19,336,000	USD	21,485,428	Morgan Stanley Co.	12-20-2024	0	(411,431)
USD	13,503,654	EUR	12,136,000	Morgan Stanley Co.	12-20-2024	276,822	0
USD	21,038,925	EUR	18,970,000	Morgan Stanley Co.	12-20-2024	363,825	0
EUR	6,993,000	USD	7,582,405	Morgan Stanley Co.	12-20-2024	39,154	0
USD	4,619,437	GBP	3,520,000	Morgan Stanley Co.	12-20-2024	80,977	0
USD	6,813,669	GBP	5,192,000	Morgan Stanley Co.	12-20-2024	119,442	0
GBP	8,712,000	USD	11,466,525	Morgan Stanley Co.	12-20-2024	0	(233,838)
USD	21,542,847	GBP	16,233,000	Morgan Stanley Co.	12-20-2024	613,070	0
GBP	16,547,000	USD	21,477,476	Morgan Stanley Co.	12-20-2024	0	(142,849)
USD	4,416,975	HUF	1,575,308,000	Morgan Stanley Co.	12-20-2024	229,091	0
HUF	4,215,060,000	USD	11,818,524	Morgan Stanley Co.	12-20-2024	0	(612,981)
USD	7,416,444	HUF	2,639,809,000	Morgan Stanley Co.	12-20-2024	398,633	0
IDR	503,969,000,000	USD	32,370,030	Morgan Stanley Co.	12-20-2024	0	(302,310)
USD	11,522,513	IDR	179,394,000,000	Morgan Stanley Co.	12-20-2024	107,611	0
USD	20,974,934	IDR	324,578,707,000	Morgan Stanley Co.	12-20-2024	321,879	0
USD	844,941	IDR	12,949,230,000	Morgan Stanley Co.	12-20-2024	20,977	0
IDR	12,924,168,000	USD	843,306	Morgan Stanley Co.	12-20-2024	0	(20,937)
USD	47,100,445	INR	3,971,274,000	Morgan Stanley Co.	12-20-2024	0	(41,934)
INR	1,524,499,000	USD	18,080,994	Morgan Stanley Co.	12-20-2024	16,098	0
INR	2,446,781,000	USD	29,040,015	Morgan Stanley Co.	12-20-2024	5,343	0
INR	3,012,153,000	USD	35,772,939	Morgan Stanley Co.	12-20-2024	0	(16,137)
USD	35,774,863	INR	3,012,315,000	Morgan Stanley Co.	12-20-2024	16,138	0
JPY	640,512,000	USD	4,471,450	Morgan Stanley Co.	12-20-2024	0	(230,470)
JPY	645,177,000	USD	4,504,017	Morgan Stanley Co.	12-20-2024	0	(232,149)
JPY	3,581,594,000	USD	25,239,699	Morgan Stanley Co.	12-20-2024	0	(1,525,126)
USD	10,549,445	JPY	1,497,000,000	Morgan Stanley Co.	12-20-2024	637,458	0
USD	1,954,468	JPY	270,894,000	Morgan Stanley Co.	12-20-2024	160,816	0
USD	22,694,424	JPY	3,163,024,000	Morgan Stanley Co.	12-20-2024	1,751,302	0
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—October 31, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
KRW	8,727,754,000	USD	6,562,542	Morgan Stanley Co.	12-20-2024	$0	$(224,499)
KRW	6,082,775,000	USD	4,573,739	Morgan Stanley Co.	12-20-2024	0	(156,464)
USD	11,138,720	KRW	14,810,711,000	Morgan Stanley Co.	12-20-2024	383,270	0
USD	12,950,097	KRW	17,037,795,000	Morgan Stanley Co.	12-20-2024	577,352	0
KRW	17,035,482,000	USD	12,948,339	Morgan Stanley Co.	12-20-2024	0	(577,273)
MXN	63,975,000	USD	3,155,522	Morgan Stanley Co.	12-20-2024	16,655	0
MXN	100,557,000	USD	4,959,904	Morgan Stanley Co.	12-20-2024	26,179	0
USD	8,120,053	MXN	164,535,000	Morgan Stanley Co.	12-20-2024	0	(38,356)
NOK	141,900,000	USD	13,367,396	Morgan Stanley Co.	12-20-2024	0	(464,673)
USD	4,770,531	NOK	50,641,000	Morgan Stanley Co.	12-20-2024	165,832	0
USD	8,577,732	NOK	91,261,000	Morgan Stanley Co.	12-20-2024	279,527	0
USD	5,789,246	NZD	9,328,000	Morgan Stanley Co.	12-20-2024	211,515	0
NZD	25,469,000	USD	15,806,851	Morgan Stanley Co.	12-20-2024	0	(577,518)
USD	10,017,605	NZD	16,141,000	Morgan Stanley Co.	12-20-2024	366,002	0
USD	21,425,823	NZD	34,445,000	Morgan Stanley Co.	12-20-2024	829,240	0
USD	3,585,535	PLN	13,891,000	Morgan Stanley Co.	12-20-2024	120,498	0
USD	5,234,143	PLN	20,278,000	Morgan Stanley Co.	12-20-2024	175,903	0
PLN	34,169,000	USD	8,823,727	Morgan Stanley Co.	12-20-2024	0	(300,451)
SEK	80,215,000	USD	7,855,761	Morgan Stanley Co.	12-20-2024	0	(308,753)
SEK	147,324,000	USD	14,428,002	Morgan Stanley Co.	12-20-2024	0	(567,061)
USD	9,093,941	SEK	93,103,000	Morgan Stanley Co.	12-20-2024	334,368	0
USD	7,556,111	SEK	80,215,000	Morgan Stanley Co.	12-20-2024	9,103	0
USD	2,824,446	ZAR	51,224,000	Morgan Stanley Co.	12-20-2024	0	(69,649)
USD	4,249,020	ZAR	77,060,000	Morgan Stanley Co.	12-20-2024	0	(104,778)
ZAR	128,282,000	USD	7,174,288	Morgan Stanley Co.	12-20-2024	73,493	0
						$13,136,437	$(11,289,242)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	77	11-15-2024	$6,341,804	$6,165,334	$0	$(176,470)
LME Lead Futures**	41	11-18-2024	2,132,671	2,039,894	0	(92,777)
LME Nickel Futures**	10	11-18-2024	1,000,971	930,458	0	(70,513)
Light Sweet Crude Oil Futures**	53	11-20-2024	3,846,488	3,670,780	0	(175,708)
NY Harbor ULSD Futures**	22	11-29-2024	2,029,880	2,064,863	34,983	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	38	11-29-2024	3,181,306	3,150,185	0	(31,121)
10-Year Euro BUND Futures	724	12-6-2024	105,562,276	103,796,573	0	(1,765,703)
French Government Bond	166	12-6-2024	22,924,871	22,509,417	0	(415,454)
Number 2 Cotton Futures**	172	12-6-2024	6,103,655	5,983,020	0	(120,635)
TOPIX Index	27	12-12-2024	4,545,761	4,788,173	242,412	0
Lean Hogs Futures**	125	12-13-2024	3,687,201	4,190,000	502,799	0
Soybean Meal Futures**	120	12-13-2024	4,030,005	3,594,000	0	(436,005)
10-Year Australian Bond	846	12-16-2024	65,146,358	62,269,751	0	(2,876,607)
Euro Futures	199	12-16-2024	27,523,474	27,088,875	0	(434,599)
LME Copper Futures**	33	12-16-2024	7,934,790	7,797,496	0	(137,294)
LME Primary Aluminum Futures**	34	12-16-2024	1,985,987	2,216,197	230,210	0
LME Zinc Futures**	25	12-16-2024	1,706,877	1,894,981	188,104	0
10-Year Canadian Bond	735	12-18-2024	65,623,140	64,396,632	0	(1,226,508)
10-Year U.S. Treasury Notes	225	12-19-2024	24,898,645	24,855,469	0	(43,176)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 23

Consolidated portfolio of investments—October 31, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
S&P ASX Share Price Index 200	58	12-19-2024	$7,816,347	$7,796,181	$0	$(20,166)
S&P/TSX 60 Index	37	12-19-2024	7,558,631	7,692,046	133,415	0
Ultra 10-Year U.S. Treasury Notes	796	12-19-2024	95,214,043	90,545,000	0	(4,669,043)
DAX Index	12	12-20-2024	6,147,680	6,249,776	102,096	0
E-Mini NASDAQ 100 Index	103	12-20-2024	40,709,598	41,244,805	535,207	0
E-Mini Russell 2000 Index	42	12-20-2024	4,633,294	4,638,060	4,766	0
E-Mini S&P 500 Index	15	12-20-2024	4,302,386	4,303,875	1,489	0
Euro STOXX 50 Index	113	12-20-2024	5,972,652	5,941,747	0	(30,905)
Euro STOXX 600 Index	476	12-20-2024	13,431,457	13,107,321	0	(324,136)
FTSE 100 Index	76	12-20-2024	8,180,085	7,964,318	0	(215,767)
MSCI EAFE Index	60	12-20-2024	7,316,710	7,050,600	0	(266,110)
MSCI Emerging Markets Index	127	12-20-2024	6,964,383	7,153,275	188,892	0
U.S. Real Estate Futures	339	12-20-2024	13,469,857	12,810,810	0	(659,047)
Gold 100 Troy Ounces Futures**	4	12-27-2024	1,071,254	1,099,720	28,466	0
Henry Hub Natural Gas Futures**	68	12-27-2024	2,183,860	2,018,240	0	(165,620)
Long Gilt Futures	362	12-27-2024	46,267,489	43,896,101	0	(2,371,388)
Silver Futures**	1	12-27-2024	156,790	163,980	7,190	0
LME Zinc Futures**	25	1-13-2025	1,967,003	1,894,006	0	(72,997)
Soybean Futures**	30	1-14-2025	1,470,214	1,491,750	21,536	0
Short
LME Lead Futures**	(43)	11-18-2024	(2,087,377)	(2,139,401)	0	(52,024)
Hang Seng Index	(62)	11-28-2024	(8,236,916)	(8,114,766)	122,150	0
Brent Crude Oil Futures**	(20)	11-29-2024	(1,468,877)	(1,456,200)	12,677	0
30-Year Euro BUXL Futures	(162)	12-6-2024	(23,860,348)	(23,323,881)	536,467	0
Gas Oil Futures**	(18)	12-12-2024	(1,176,253)	(1,202,850)	0	(26,597)
Cocoa Futures**	(54)	12-13-2024	(3,975,701)	(3,960,360)	15,341	0
Corn Futures**	(55)	12-13-2024	(1,189,849)	(1,129,563)	60,286	0
Hard Red Winter Wheat Futures**	(201)	12-13-2024	(5,896,181)	(5,720,963)	175,218	0
Soybean Oil Futures**	(67)	12-13-2024	(1,771,265)	(1,814,628)	0	(43,363)
Wheat Futures**	(108)	12-13-2024	(3,302,545)	(3,080,700)	221,845	0
LME Copper Futures**	(33)	12-16-2024	(7,482,045)	(7,797,496)	0	(315,451)
LME Nickel Futures**	(10)	12-16-2024	(952,209)	(935,443)	16,766	0
LME Primary Aluminum Futures**	(32)	12-16-2024	(2,050,036)	(2,085,832)	0	(35,796)
LME Zinc Futures**	(49)	12-16-2024	(3,769,474)	(3,714,163)	55,311	0
Swiss Franc Futures	(155)	12-16-2024	(23,103,170)	(22,527,312)	575,858	0
C Coffee Futures**	(18)	12-18-2024	(1,633,092)	(1,659,825)	0	(26,733)
Ultra Long Term U.S. Treasury Bond	(703)	12-19-2024	(90,568,134)	(88,314,375)	2,253,759	0
Live Cattle Futures**	(30)	12-31-2024	(2,146,355)	(2,235,600)	0	(89,245)
Number 11 World Sugar Futures**	(179)	2-28-2025	(3,822,239)	(4,558,915)	0	(736,676)
					$6,267,243	$(18,123,634)

**	Represents an investment held in Macro Strategies Special Investments (Cayman) Ltd, the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Macro Strategies Portfolio

Consolidated statement of assets and liabilities—October 31, 2024 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $84,418,826)	$86,199,061
Investments in affiliated securities, at value (cost $148,753,038)	148,753,038
Cash at broker segregated for futures contracts	60,677,000
Unrealized gains on forward foreign currency contracts	13,136,437
Receivable for interest	750,557
Receivable for daily variation margin on open futures contracts	371,672
Total assets	309,887,765
Liabilities
Unrealized losses on forward foreign currency contracts	11,289,242
Payable for daily variation margin on open futures contracts	3,702,828
Cash collateral due to broker for forward foreign currency contracts	1,820,000
Advisory fee payable	93,143
Trustees’ fees and expenses payable	848
Accrued expenses and other liabilities	333,534
Total liabilities	17,239,595
Total net assets	$292,648,170
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 25

Consolidated Statement of operations — six months ended October 31, 2024 (unaudited)
Consolidated statement of operations
Investment income
Income from affiliated securities	$4,031,478
Interest	3,365,326
Dividends	339,538
Total investment income	7,736,342
Expenses
Advisory fee	560,638
Custody and accounting fees	5,881
Professional fees	119,746
Interest holder report expenses	7,562
Trustees’ fees and expenses	11,090
Other fees and expenses	9,579
Total expenses	714,496
Net investment income	7,021,846
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	129,256
Foreign currency and foreign currency translations	85,022
Forward foreign currency contracts	(6,229,082)
Futures contracts	13,434,228
Net realized gains on investments	7,419,424
Net change in unrealized gains (losses) on
Unaffiliated securities	5,031,276
Foreign currency and foreign currency translations	4,851
Forward foreign currency contracts	(217,239)
Futures contracts	(4,507,983)
Net change in unrealized gains (losses) on investments	310,905
Net realized and unrealized gains (losses) on investments	7,730,329
Net increase in net assets resulting from operations	$14,752,175
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Macro Strategies Portfolio

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)	Year Ended April 30, 2024[1]
Operations
Net investment income	$7,021,846	$2,411,853
Net realized gains (losses) on investments	7,419,424	(1,948,408)
Net change in unrealized gains (losses) on investments	310,905	(8,534,865)
Net increase (decrease) in net assets resulting from operations	14,752,175	(8,071,420)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	102,694,415	431,572,633
Withdrawals	(134,611,012)	(113,688,621)
Net increase (decrease) in net assets resulting from capital transactions	(31,916,597)	317,884,012
Total increase (decrease) in net assets	(17,164,422)	309,812,592
Net assets
Beginning of period	309,812,592	0
End of period	$292,648,170	$309,812,592
1 For the period from March 11, 2024 (commencement of operations) to April 30, 2024
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 27

Consolidated financial highlights
Consolidated financial highlights

	Six months ended October 31, 2024 (unaudited)	Year ended April 30
2024[1]
Total return[2]	4.66%	(2.53)%
Ratios to average net assets (annualized)
Expenses	0.45%	0.47%
Net investment income	4.38%	4.76%
Supplemental data
Portfolio turnover rate	6%	1%

[1]	For the period from March 11, 2024 (commencement of operations) to April 30, 2024
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
28 | Allspring Macro Strategies Portfolio

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Macro Strategies Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
INVESTMENT IN SUBSIDIARY
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Macro Strategies Special Investments (Cayman) Ltd (the “Subsidiary”), a wholly owned subsidiary incorporated on November 21, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of October 31, 2024, the Subsidiary had $76,471,233 of investments in affiliates and cash at broker segregated for futures contacts representing 100.25% of its net assets. As of October 31, 2024, the Portfolio held $76,280,746 in the Subsidiary, representing 35.25% of the Portfolio net assets prior to consolidation.
The consolidated financial statements of the Portfolio include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary and the consolidated financial statements include the accounts of the Portfolio and the Subsidiary. Accordingly, all interfund balances and transactions between the Portfolio and the Subsidiary have been eliminated in consolidation.
3.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded
Allspring Macro Strategies Portfolio | 29

Notes to consolidated financial statements (unaudited)
and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices, foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk, foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
30 | Allspring Macro Strategies Portfolio

Notes to consolidated financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a disregarded entity for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been earned by the interest holder.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $228,224,915 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$26,595,500
Gross unrealized losses	(29,877,512)
Net unrealized losses	$(3,282,012)
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$20,119,422	$0	$0	$20,119,422
U.S. Treasury securities	66,079,639	0	0	66,079,639
Short-term investments
Investment companies	148,753,038	0	0	148,753,038
	234,952,099	0	0	234,952,099
Forward foreign currency contracts	0	13,136,437	0	13,136,437
Futures contracts	6,267,243	0	0	6,267,243
Total assets	$241,219,342	$13,136,437	$0	$254,355,779
Liabilities
Forward foreign currency contracts	$0	$11,289,242	$0	$11,289,242
Futures contracts	18,123,634	0	0	18,123,634
Total liabilities	$18,123,634	$11,289,242	$0	$29,412,876
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following each Consolidated  Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Consolidated  Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
At October 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Macro Strategies Portfolio | 31

Notes to consolidated financial statements (unaudited)
5.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $1 billion	0.350%
Next $4 billion	0.325
Over $5 billion	0.300
For the six months ended October 31, 2024, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Portfolio. Allspring Investments receives a subadvisory fee at an annual rate starting at 0.100% and declining to 0.075% as the average daily net assets of the Portfolio increase. Allspring UK receives a subadvisory fee for portfolio management services on the assets it co-manages with Allspring Investments at an annual rate starting at 0.100% and declining to 0.075% as the average daily net assets of the Portfolio increase.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended October 31, 2024.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,656,267	$1,525,897	$19,710,742	$2,951,276
7.
DERIVATIVE TRANSACTIONS
During the six months ended October 31, 2024, the Portfolio entered into futures contracts to speculate on equities, fixed income, currencies and commodities directly. The Portfolio also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Portfolio’s derivative activity during the six months ended October 31, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$195,130,288
Average contract amounts to sell	264,677,849
Futures contracts
Average notional balance on long futures	$671,625,904
Average notional balance on short futures	227,534,162
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
32 | Allspring Macro Strategies Portfolio

Notes to consolidated financial statements (unaudited)
The fair value of derivative instruments as of October 31, 2024 by primary risk type was as follows for the Portfolio:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$13,136,437	$13,136,437
Futures contracts	2,790,226 *	1,570,732 *	1,330,427 *	575,858 *	6,267,243
	$2,790,226	$1,570,732	$1,330,427	$13,712,295	$19,403,680
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$11,289,242	$11,289,242
Futures contracts	13,367,879 *	2,628,555 *	1,692,601 *	434,599 *	18,123,634
	$13,367,879	$2,628,555	$1,692,601	$11,723,841	$29,412,876

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  Portfolio of Investments. For futures contracts, only the current day’s variation margin as of October 31, 2024 is reported separately on the Consolidated  Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended October 31, 2024 was as follows:
	INTEREST RATE RISK	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(6,229,082)	$(6,229,082)
Futures contracts	13,985,156	(1,226,992)	993,277	(317,213)	13,434,228
	$13,985,156	$(1,226,992)	$993,277	$(6,546,295)	$7,205,146
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(217,239)	$(217,239)
Futures contracts	(5,110,522)	211,123	1,888,720	(1,497,304)	(4,507,983)
	$(5,110,522)	$211,123	$1,888,720	$(1,714,543)	$(4,725,222)
For certain types of derivative transactions, the Portfolio  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley Co.	$13,136,437	$(11,289,242)	$0	$1,847,195

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Morgan Stanley Co.	$11,289,242	$(11,289,242)	$0	$0
8.
BANK BORROWINGS
Effective July 9, 2024, the Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio
Allspring Macro Strategies Portfolio | 33

Notes to consolidated financial statements (unaudited)
based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Portfolio under the agreement.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
34 | Allspring Macro Strategies Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Absolute Return Fund | 35

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

36 | Allspring Absolute Return Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Absolute Return Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreements (the “Sub-Advisory Agreements”) with Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited (the “Sub-Advisers”), affiliates of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board noted that the Fund’s principal investment strategy changed in March 2024 in connection with the Sub-Advisers taking over sub-advisory responsibilities for the Fund.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Absolute Return Fund | 37

Other information (unaudited)
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one- and three-year periods under review, but lower than the average investment performance of the Universe for the five- and ten-year periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Consumer Price Index, for all periods under review except the three-year period.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board noted that the Fund’s principal investment strategy changed in March 2024 in connection with the Sub-Advisers taking over responsibilities for the Fund, and that the performance record for periods prior to March 2024 were attributable to the Fund’s prior investment strategy, which was to invest substantially all of the Fund’s assets in an underlying fund offered and managed by a third-party.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

38 | Allspring Absolute Return Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Absolute Return Fund | 39

40 |

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3355 10-24

Allspring Real Return Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2024

Allspring Real Return Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

		Value
Investment companies: 99.93%
Affiliated master portfolio: 99.93%
Allspring Real Return Portfolio		$85,786,706
Total investment companies (Cost $84,417,739)		85,786,706
Total investments in securities (Cost $84,417,739)	99.93%	85,786,706
Other assets and liabilities, net	0.07	60,506
Total net assets	100.00%	$85,847,212
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Real Return Portfolio	30.54%	34.29%	$2,607,846	$2,625,748	$590,027	$207,501	$465,603	$85,786,706
The accompanying notes are an integral part of these financial statements.
2 | Allspring Real Return Fund

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $84,417,739)	$85,786,706
Cash	1
Receivable for Fund shares sold	42,124
Receivable from manager	17,988
Prepaid expenses and other assets	96,838
Total assets	85,943,657
Liabilities
Payable for Fund shares redeemed	47,614
Professional fees payable	23,398
Shareholder report expenses payable	8,269
Trustees’ fees and expenses payable	5,945
Administration fees payable	4,911
Shareholder servicing fees payable	4,552
Distribution fee payable	416
Accrued expenses and other liabilities	1,340
Total liabilities	96,445
Total net assets	$85,847,212
Net assets consist of
Paid-in capital	$86,640,024
Total distributable loss	(792,812)
Total net assets	$85,847,212
Computation of net asset value and offering price per share
Net assets–Class A	$13,575,263
Shares outstanding–Class A1	1,330,140
Net asset value per share–Class A	$10.21
Maximum offering price per share – Class A2	$10.69
Net assets–Class C	$670,147
Shares outstanding–Class C1	67,038
Net asset value per share–Class C	$10.00
Net assets–Class R6	$38,032,473
Shares outstanding–Class R6[1]	3,678,680
Net asset value per share–Class R6	$10.34
Net assets–Administrator Class	$7,592,065
Shares outstanding–Administrator Class[1]	726,146
Net asset value per share–Administrator Class	$10.46
Net assets–Institutional Class	$25,977,264
Shares outstanding–Institutional Class[1]	2,513,775
Net asset value per share–Institutional Class	$10.33
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 3

Statement of operations—six months ended October 31, 2024 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolio	$590,027
Affiliated income allocated from affiliated Master Portfolio	465,603
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $1,280)	207,501
Expenses allocated from affiliated Master Portfolio	(184,745)
Waivers allocated from affiliated Master Portfolio	35,062
Total investment income	1,113,448
Expenses
Management fee	19,229
Administration fees
Class A	9,742
Class C	505
Class R6	5,454
Administrator Class	3,821
Institutional Class	7,700
Shareholder servicing fees
Class A	16,237
Class C	841
Administrator Class	9,299
Distribution fee
Class C	2,522
Custody and accounting fees	1,918
Professional fees	24,373
Registration fees	37,556
Shareholder report expenses	15,429
Trustees’ fees and expenses	13,924
Other fees and expenses	5,898
Total expenses	174,448
Less: Fee waivers and/or expense reimbursements
Fund-level	(123,077)
Class A	(445)
Class R6	(1,303)
Administrator Class	(4,595)
Institutional Class	(621)
Net expenses	44,407
Net investment income	1,069,041
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	2,607,846
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	2,625,748
Net realized and unrealized gains (losses) on investments	5,233,594
Net increase in net assets resulting from operations	$6,302,635
The accompanying notes are an integral part of these financial statements.
4 | Allspring Real Return Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$1,069,041		$2,476,861		$3,546,810
Net realized gains (losses) on investments		2,607,846		(3,789,090)		(569,850)
Net change in unrealized gains (losses) on investments		2,625,748		3,101,127		(5,808,663)
Net increase (decrease) in net assets resulting from operations		6,302,635		1,788,898		(2,831,703)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(174,508)		(360,454)		(686,543)
Class C		(6,624)		(21,838)		(58,742)
Class R6		(540,277)		(757,028)		(631,554)
Administrator Class		(100,040)		(292,876)		(629,068)
Institutional Class		(264,550)		(857,539)		(1,775,616)
Total distributions to shareholders		(1,085,999)		(2,289,735)		(3,781,523)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	225,208	2,261,962	222,156	2,127,669	216,818	2,123,638
Class C	9,764	98,000	2,635	24,955	20,544	198,706
Class R6	863,779	8,802,197	2,434,075	23,246,263	737,592	7,332,284
Administrator Class	72,036	741,963	150,145	1,450,621	314,479	3,161,931
Institutional Class	1,155,084	11,956,337	419,214	4,043,367	1,603,544	15,812,126
		23,860,459		30,892,875		28,628,685
Reinvestment of distributions
Class A	13,572	137,593	29,681	282,160	58,661	574,829
Class C	669	6,624	2,345	21,838	6,058	58,298
Class R6	52,592	540,277	78,526	757,028	63,670	631,451
Administrator Class	9,425	97,785	28,851	280,636	60,525	604,578
Institutional Class	25,732	264,528	89,105	857,512	179,364	1,775,461
		1,046,807		2,199,174		3,644,617
Payment for shares redeemed
Class A	(128,732)	(1,297,188)	(371,423)	(3,528,531)	(646,932)	(6,291,558)
Class C	(15,197)	(148,094)	(79,810)	(742,540)	(48,172)	(457,734)
Class R6	(539,190)	(5,547,607)	(836,809)	(8,044,771)	(539,506)	(5,392,372)
Administrator Class	(110,909)	(1,139,843)	(772,215)	(7,491,678)	(472,903)	(4,663,703)
Institutional Class	(893,991)	(8,938,329)	(2,041,785)	(19,779,739)	(2,205,751)	(21,830,616)
		(17,071,061)		(39,587,259)		(38,635,983)
Net increase (decrease) in net assets resulting from capital share transactions		7,836,205		(6,495,210)		(6,362,681)
Total increase (decrease) in net assets		13,052,841		(6,996,047)		(12,975,907)
Net assets
Beginning of period		72,794,371		79,790,418		92,766,325
End of period		$85,847,212		$72,794,371		$79,790,418
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 5

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.50	$9.60	$10.35	$10.93	$10.22	$9.89	$9.87
Net investment income	0.13 [2]	0.30 [2]	0.40 [2]	0.56 [2]	0.22	0.12	0.15
Net realized and unrealized gains (losses) on investments	0.72	(0.12)	(0.72)	(0.60)	0.70	0.42	0.09
Total from investment operations	0.85	0.18	(0.32)	(0.04)	0.92	0.54	0.24
Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.43)	(0.54)	(0.21)	(0.21)	(0.19)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.14)	(0.28)	(0.43)	(0.54)	(0.21)	(0.21)	(0.22)
Net asset value, end of period	$10.21	$9.50	$9.60	$10.35	$10.93	$10.22	$9.89
Total return[3]	8.92%	1.95%	(3.10)%	(0.52)%	9.10%	5.48%	2.56%
Ratios to average net assets (annualized)*
Gross expenses	1.10%	1.12%	1.09%	1.07%	1.29%	1.43%	1.16%
Net expenses	0.77%	0.76%	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income	2.51%	3.45%	4.12%	5.13%	2.09%	1.79%	1.95%
Supplemental data
Portfolio turnover rate[4]	25%	47%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$13,575	$11,592	$12,861	$17,713	$13,825	$13,196	$17,716

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
6 | Allspring Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.31	$9.41	$10.16	$10.74	$10.06	$9.73	$9.73
Net investment income	0.09 [2]	0.24 [2]	0.32 [2]	0.47 [2]	0.12 [2]	0.11 [2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	0.70	(0.12)	(0.71)	(0.59)	0.71	0.35	0.07
Total from investment operations	0.79	0.12	(0.39)	(0.12)	0.83	0.46	0.17
Distributions to shareholders from
Net investment income	(0.10)	(0.22)	(0.36)	(0.46)	(0.15)	(0.13)	(0.14)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.10)	(0.22)	(0.36)	(0.46)	(0.15)	(0.13)	(0.17)
Net asset value, end of period	$10.00	$9.31	$9.41	$10.16	$10.74	$10.06	$9.73
Total return[3]	8.47%	1.29%	(3.89)%	(1.26)%	8.27%	4.77%	1.79%
Ratios to average net assets (annualized)*
Gross expenses	1.85%	1.86%	1.84%	1.81%	2.06%	2.18%	1.91%
Net expenses	1.52%	1.52%	1.53%	1.53%	1.53%	1.53%	1.52%
Net investment income	1.78%	2.81%	3.32%	4.42%	1.17%	1.09%	1.08%
Supplemental data
Portfolio turnover rate[4]	25%	47%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$670	$668	$1,380	$1,709	$1,195	$1,714	$2,553

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class R6			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.62	$9.72	$10.47	$11.05	$10.33	$9.99	$9.96
Net investment income	0.15 [2]	0.32 [2]	0.46 [2]	0.63 [2]	0.29	0.22	0.23 [2]
Net realized and unrealized gains (losses) on investments	0.72	(0.11)	(0.74)	(0.63)	0.69	0.37	0.06
Total from investment operations	0.87	0.21	(0.28)	0.00	0.98	0.59	0.29
Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.47)	(0.58)	(0.26)	(0.25)	(0.23)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.15)	(0.31)	(0.47)	(0.58)	(0.26)	(0.25)	(0.26)
Net asset value, end of period	$10.34	$9.62	$9.72	$10.47	$11.05	$10.33	$9.99
Total return[3]	9.11%	2.24%	(2.68)%	(0.15)%	9.52%	5.94%	2.99%
Ratios to average net assets (annualized)*
Gross expenses	0.73%	0.77%	0.71%	0.68%	0.85%	1.05%	0.82%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.39%
Net investment income	2.87%	3.67%	4.68%	5.68%	2.70%	2.08%	2.34%
Supplemental data
Portfolio turnover rate[4]	25%	47%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$38,032	$31,768	$15,796	$14,282	$36,202	$18,224	$14,358

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Administrator Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.72	$9.81	$10.55	$11.12	$10.38	$10.03	$9.99
Net investment income	0.14 [2]	0.33 [2]	0.42 [2]	0.60 [2]	0.25 [2]	0.20 [2]	0.21 [2]
Net realized and unrealized gains (losses) on investments	0.74	(0.13)	(0.72)	(0.63)	0.71	0.36	0.06
Total from investment operations	0.88	0.20	(0.30)	(0.03)	0.96	0.56	0.27
Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.44)	(0.54)	(0.22)	(0.21)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.14)	(0.29)	(0.44)	(0.54)	(0.22)	(0.21)	(0.23)
Net asset value, end of period	$10.46	$9.72	$9.81	$10.55	$11.12	$10.38	$10.03
Total return[3]	9.05%	2.04%	(2.87)%	(0.36)%	9.31%	5.67%	2.78%
Ratios to average net assets (annualized)*
Gross expenses	1.04%	1.06%	1.02%	0.99%	1.23%	1.37%	1.10%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.59%
Net investment income	2.69%	3.67%	4.24%	5.42%	2.26%	1.92%	2.15%
Supplemental data
Portfolio turnover rate[4]	25%	47%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$7,592	$7,347	$13,227	$15,267	$13,203	$13,544	$13,562

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.62	$9.71	$10.47	$11.05	$10.33	$9.99	$9.97
Net investment income	0.15 [2]	0.34 [2]	0.44 [2]	0.63 [2]	0.26	0.21	0.22
Net realized and unrealized gains (losses) on investments	0.71	(0.12)	(0.74)	(0.64)	0.71	0.37	0.05
Total from investment operations	0.86	0.22	(0.30)	(0.01)	0.97	0.58	0.27
Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.46)	(0.57)	(0.25)	(0.24)	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.15)	(0.31)	(0.46)	(0.57)	(0.25)	(0.24)	(0.25)
Net asset value, end of period	$10.33	$9.62	$9.71	$10.47	$11.05	$10.33	$9.99
Total return[3]	8.97%	2.30%	(2.83)%	(0.19)%	9.46%	5.88%	2.84%
Ratios to average net assets (annualized)*
Gross expenses	0.78%	0.80%	0.76%	0.74%	0.95%	1.10%	0.84%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.44%
Net investment income	2.86%	3.80%	4.42%	5.76%	2.37%	2.09%	2.20%
Supplemental data
Portfolio turnover rate[4]	25%	47%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$25,977	$21,418	$36,525	$43,796	$10,787	$10,587	$11,094

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Real Return Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Real Return Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of October 31, 2024, the Fund owned 34.29% of Allspring Real Return Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended October 31, 2024 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Real Return Fund | 11

Notes to financial statements (unaudited)
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $83,851,926 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,934,780
Gross unrealized losses	(0)
Net unrealized gains	$1,934,780
As of April 30, 2024, the Fund had capital loss carryforwards which consisted of $1,547,734 in short-term capital losses and $4,412,622 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At October 31, 2024, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term	$85,786,706
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2024, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
12 | Allspring Real Return Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.77%
Class C	1.52
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2024, Allspring Funds Distributor received $2,674 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,255,296	$19,599,106	$1,197,345	$9,910,630
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Real Return Fund | 13

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
14 | Allspring Real Return Fund

Consolidated portfolio of investments—October 31, 2024 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 29.47%
Communication services: 1.36%
Entertainment: 0.21%
Electronic Arts, Inc.	405	$61,094
Netflix, Inc.†	316	238,905
Spotify Technology SA†	596	229,520
		529,519
Interactive media & services: 0.89%
Alphabet, Inc. Class A	5,299	906,712
Alphabet, Inc. Class C	1,097	189,441
Meta Platforms, Inc. Class A	1,550	879,749
Pinterest, Inc. Class A†	7,500	238,425
		2,214,327
Media: 0.19%
Comcast Corp. Class A	2,645	115,507
Fox Corp. Class A	6,800	285,600
News Corp. Class A	2,484	67,689
		468,796
Wireless telecommunication services: 0.07%
T-Mobile U.S., Inc.	801	178,751
Consumer discretionary: 2.15%
Broadline retail: 0.96%
Amazon.com, Inc.†	9,941	1,853,002
Coupang, Inc.†	11,750	303,033
MercadoLibre, Inc.†	119	242,424
		2,398,459
Distributors: 0.23%
Genuine Parts Co.	2,507	287,553
LKQ Corp.	6,741	248,001
Pool Corp.	98	35,441
		570,995
Hotels, restaurants & leisure: 0.55%
Booking Holdings, Inc.	24	112,230
Chipotle Mexican Grill, Inc. Class A†	5,917	329,991
DoorDash, Inc. Class A†	2,180	341,606
Marriott International, Inc. Class A	552	143,531
Royal Caribbean Cruises Ltd.	1,818	375,145
Texas Roadhouse, Inc. Class A	309	59,056
Wingstop, Inc.	58	16,686
		1,378,245
Household durables: 0.19%
PulteGroup, Inc.	3,638	471,230
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 15

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Specialty retail: 0.22%
Murphy USA, Inc.	132	$64,475
O’Reilly Automotive, Inc.†	426	491,238
		555,713
Consumer staples: 1.01%
Beverages: 0.10%
Keurig Dr Pepper, Inc.	8,045	265,083
Consumer staples distribution & retail: 0.20%
Costco Wholesale Corp.	450	393,381
U.S. Foods Holding Corp.†	1,671	103,017
		496,398
Food products: 0.06%
Archer-Daniels-Midland Co.	2,710	149,619
Household products: 0.26%
Church & Dwight Co., Inc.	3,061	305,824
Colgate-Palmolive Co.	732	68,596
Reynolds Consumer Products, Inc.	10,166	273,974
		648,394
Personal care products: 0.06%
e.l.f. Beauty, Inc.†	900	94,725
Estee Lauder Cos., Inc. Class A	886	61,081
		155,806
Tobacco: 0.33%
Altria Group, Inc.	3,043	165,722
Philip Morris International, Inc.	4,902	650,495
		816,217
Energy: 1.90%
Energy equipment & services: 0.38%
Baker Hughes Co. Class A	7,117	271,015
Halliburton Co.	7,952	220,588
Schlumberger NV	7,725	309,541
TechnipFMC PLC	3,585	95,684
Weatherford International PLC	788	62,252
		959,080
Oil, gas & consumable fuels: 1.52%
Cheniere Energy, Inc.	326	62,390
Chevron Corp.	2,001	297,789
ConocoPhillips	81	8,873
Devon Energy Corp.	7,983	308,782
Diamondback Energy, Inc.	104	18,384
EOG Resources, Inc.	3,046	371,490
Exxon Mobil Corp.	6,989	816,175
HF Sinclair Corp.	1,016	39,228
The accompanying notes are an integral part of these consolidated financial statements.
16 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Marathon Petroleum Corp.	3,142	$457,067
Occidental Petroleum Corp.	3,308	165,764
Phillips 66	4,178	508,964
Targa Resources Corp.	1,437	239,922
Valero Energy Corp.	3,942	511,514
		3,806,342
Financials: 3.18%
Banks: 0.27%
Fifth Third Bancorp	9,589	418,848
First Citizens BancShares, Inc. Class A	116	224,733
NU Holdings Ltd. Class A†	2,782	41,980
		685,561
Capital markets: 0.50%
Charles Schwab Corp.	690	48,873
Goldman Sachs Group, Inc.	796	412,161
Interactive Brokers Group, Inc. Class A	1,800	274,644
Jefferies Financial Group, Inc.	4,700	300,706
KKR & Co., Inc.	140	19,353
Tradeweb Markets, Inc. Class A	1,593	202,311
		1,258,048
Consumer finance: 0.10%
American Express Co.	813	219,575
Capital One Financial Corp.	222	36,139
		255,714
Financial services: 0.67%
Apollo Global Management, Inc.	2,913	417,316
Berkshire Hathaway, Inc. Class B†	325	146,549
Equitable Holdings, Inc.	5,043	228,649
Euronet Worldwide, Inc.†	2,436	239,873
Mastercard, Inc. Class A	591	295,258
Visa, Inc. Class A	1,181	342,313
		1,669,958
Insurance: 1.54%
Allstate Corp.	5,055	942,859
Arch Capital Group Ltd.†	4,921	485,014
Brown & Brown, Inc.	3,929	411,131
Chubb Ltd.	373	105,350
Hartford Financial Services Group, Inc.	2,957	326,571
Markel Group, Inc.†	146	225,133
MetLife, Inc.	519	40,700
Progressive Corp.	2,316	562,394
Travelers Cos., Inc.	2,223	546,725
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 17

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Insurance(continued)
Unum Group	1,126	$72,267
W.R. Berkley Corp.	2,302	131,605
		3,849,749
Mortgage real estate investment trusts (REITs): 0.10%
Annaly Capital Management, Inc.	12,901	245,248
Health care: 1.69%
Biotechnology: 0.11%
United Therapeutics Corp.†	711	265,893
Health care equipment & supplies: 0.39%
Alcon AG	2,970	273,092
Intuitive Surgical, Inc.†	926	466,556
TransMedics Group, Inc.†	500	40,985
Zimmer Biomet Holdings, Inc.	1,811	193,632
		974,265
Health care providers & services: 0.52%
Cigna Group	303	95,387
CVS Health Corp.	3,308	186,770
Elevance Health, Inc.	466	189,084
HCA Healthcare, Inc.	372	133,451
Labcorp Holdings, Inc.	1,503	343,090
UnitedHealth Group, Inc.	605	341,523
Universal Health Services, Inc. Class B	38	7,764
		1,297,069
Life sciences tools & services: 0.17%
Charles River Laboratories International, Inc.†	1,231	219,832
Danaher Corp.	884	217,163
		436,995
Pharmaceuticals: 0.50%
Eli Lilly & Co.	935	775,807
Intra-Cellular Therapies, Inc.†	133	11,272
Merck & Co., Inc.	4,524	462,895
		1,249,974
Industrials: 3.66%
Aerospace & defense: 0.96%
General Dynamics Corp.	1,812	528,397
General Electric Co.	1,281	220,050
HEICO Corp. Class A	912	175,113
Howmet Aerospace, Inc.	1,879	187,374
L3Harris Technologies, Inc.	1,344	332,600
Lockheed Martin Corp.	716	390,972
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Aerospace & defense(continued)
Northrop Grumman Corp.	439	$223,460
TransDigm Group, Inc.	259	337,296
		2,395,262
Building products: 0.22%
Carlisle Cos., Inc.	694	293,028
Trane Technologies PLC	720	266,515
		559,543
Commercial services & supplies: 0.30%
Republic Services, Inc. Class A	2,429	480,942
Tetra Tech, Inc.	5,515	269,573
		750,515
Construction & engineering: 0.52%
API Group Corp.†	409	13,963
Comfort Systems USA, Inc.	406	158,762
EMCOR Group, Inc.	2,114	942,992
Quanta Services, Inc.	606	182,788
		1,298,505
Electrical equipment: 0.18%
nVent Electric PLC	3,388	252,643
Vertiv Holdings Co. Class A	1,828	199,782
		452,425
Ground transportation: 0.17%
Uber Technologies, Inc.†	5,931	427,329
Industrial conglomerates: 0.26%
3M Co.	2,043	262,464
Honeywell International, Inc.	1,887	388,118
		650,582
Machinery: 0.56%
Allison Transmission Holdings, Inc.	85	9,083
Cummins, Inc.	269	88,496
Donaldson Co., Inc.	3,266	238,941
PACCAR, Inc.	4,952	516,394
Westinghouse Air Brake Technologies Corp.	2,833	532,547
		1,385,461
Passenger airlines: 0.14%
United Airlines Holdings, Inc.†	4,500	352,170
Professional services: 0.15%
Jacobs Solutions, Inc.	2,691	378,301
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 19

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Trading companies & distributors: 0.20%
AerCap Holdings NV	4,724	$441,930
WW Grainger, Inc.	52	57,680
		499,610
Information technology: 5.26%
Communications equipment: 0.33%
Arista Networks, Inc.†	1,543	596,277
Motorola Solutions, Inc.	532	239,054
		835,331
Electronic equipment, instruments & components: 0.09%
Jabil, Inc.	750	92,317
Trimble, Inc.†	1,996	120,758
		213,075
IT services: 0.39%
Accenture PLC Class A	510	175,858
Amdocs Ltd.	2,190	192,162
Gartner, Inc.†	338	169,845
Okta, Inc.†	2,100	150,969
Twilio, Inc. Class A†	3,500	282,275
		971,109
Semiconductors & semiconductor equipment: 1.91%
Advanced Micro Devices, Inc.†	647	93,213
Applied Materials, Inc.	1,933	350,994
Broadcom, Inc.	4,970	843,757
KLA Corp.	711	473,690
Lam Research Corp.	90	6,691
Monolithic Power Systems, Inc.	613	465,451
NVIDIA Corp.	16,592	2,202,754
ON Semiconductor Corp.†	118	8,318
QUALCOMM, Inc.	2,125	345,886
		4,790,754
Software: 1.61%
Cadence Design Systems, Inc.†	1,267	349,844
Datadog, Inc. Class A†	2,473	310,213
Microsoft Corp.	6,128	2,490,113
Oracle Corp.	1,314	220,542
Salesforce, Inc.	850	247,664
ServiceNow, Inc.†	413	385,325
Synopsys, Inc.†	46	23,626
		4,027,327
Technology hardware, storage & peripherals: 0.93%
Apple, Inc.	9,094	2,054,426
Dell Technologies, Inc. Class C	2,100	259,623
		2,314,049
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Materials: 2.63%
Chemicals: 0.28%
Corteva, Inc.	2,099	$127,871
Huntsman Corp.	11,128	244,816
LyondellBasell Industries NV Class A	240	20,844
Sherwin-Williams Co.	841	301,726
		695,257
Construction materials: 0.17%
Vulcan Materials Co.	1,594	436,644
Containers & packaging: 0.11%
Graphic Packaging Holding Co.	9,846	278,248
Metals & mining: 2.07%
Agnico Eagle Mines Ltd.	2,401	207,241
Agnico Eagle Mines Ltd. New York Stock Exchange	4,000	345,160
Alamos Gold, Inc. Class A	11,500	232,337
Alcoa Corp.	130	5,212
Anglogold Ashanti PLC	2,900	80,620
Artemis Gold, Inc.†	14,600	147,012
B2Gold Corp.	22,000	72,683
Barrick Gold Corp.	12,036	232,536
Calibre Mining Corp.†	12,000	21,805
Centerra Gold, Inc.	3,600	25,442
Dundee Precious Metals, Inc.	12,000	122,038
Eldorado Gold Corp.†	2,000	34,790
Endeavour Mining PLC	6,180	136,840
Evolution Mining Ltd.	5,000	17,143
Franco-Nevada Corp.	1,000	132,740
Freeport-McMoRan, Inc.	16,636	748,953
G Mining Ventures Corp.†	5,500	46,967
Gold Fields Ltd. ADR	8,500	140,080
IAMGOLD Corp.†	12,000	66,621
Kinross Gold Corp.	34,000	343,089
Lundin Gold, Inc.	11,600	280,513
MAG Silver Corp.†	3,000	51,366
New Gold, Inc.†	21,000	57,766
Newmont Corp.	8,000	363,520
Northern Star Resources Ltd.	13,500	156,659
Nucor Corp.	1,364	193,470
OceanaGold Corp.	34,000	96,456
Orla Mining Ltd.†	2,000	9,610
Osisko Gold Royalties Ltd.	2,400	48,298
Pan American Silver Corp.	479	11,201
Pan American Silver Corp.-U.S. Exchange Traded Shares	4,700	110,027
Royal Gold, Inc.	950	138,757
SilverCrest Metals, Inc.†	1,500	15,309
Skeena Resources Ltd.†	1,000	9,717
Torex Gold Resources, Inc.†	7,800	168,229
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 21

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Metals & mining(continued)
Triple Flag Precious Metals Corp.	800	$13,709
Wheaton Precious Metals Corp.	4,500	297,177
		5,181,093
Real estate: 6.32%
Health care REITs: 0.59%
Alexandria Real Estate Equities, Inc.	3,703	413,070
Welltower, Inc.	7,864	1,060,696
		1,473,766
Industrial REITs : 0.85%
First Industrial Realty Trust, Inc.	7,340	385,277
Prologis, Inc.	10,447	1,179,884
Terreno Realty Corp.	9,296	557,295
		2,122,456
Office REITs : 0.26%
BXP, Inc.	5,835	470,068
Cousins Properties, Inc.	6,138	188,007
		658,075
Real estate management & development: 0.19%
CBRE Group, Inc. Class A†	3,562	466,515
Residential REITs : 1.15%
American Homes 4 Rent Class A	12,506	440,711
Camden Property Trust	4,232	490,023
Independence Realty Trust, Inc.	12,636	247,918
Invitation Homes, Inc.	11,328	355,813
Mid-America Apartment Communities, Inc.	3,455	522,880
Sun Communities, Inc.	6,166	818,105
		2,875,450
Retail REITs : 0.34%
Federal Realty Investment Trust	2,551	282,753
Simon Property Group, Inc.	3,417	577,883
		860,636
Specialized REITs : 2.94%
American Tower Corp.	6,546	1,397,833
Crown Castle, Inc.	3,531	379,547
CubeSmart	6,652	318,232
Equinix, Inc.	1,510	1,371,201
Extra Space Storage, Inc.	4,323	705,946
Four Corners Property Trust, Inc.	7,276	200,526
Gaming & Leisure Properties, Inc.	9,801	491,912
Iron Mountain, Inc.	6,730	832,703
SBA Communications Corp. Class A	3,484	799,473
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc. Class A	15,639	$496,695
Weyerhaeuser Co.	11,371	354,320
		7,348,388
Utilities: 0.31%
Electric utilities: 0.23%
FirstEnergy Corp.	6,944	290,468
NRG Energy, Inc.	925	83,620
PG&E Corp.	10,110	204,424
		578,512
Water utilities: 0.08%
American Water Works Co., Inc.	1,502	207,441
Total common stocks (Cost $61,285,942)		73,735,277

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 6.61%
Basic materials: 0.12%
Iron/steel: 0.07%
Cleveland-Cliffs, Inc.144A	6.88%	11-1-2029	$175,000	175,679
Mining: 0.05%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	120,000	114,329
Communications: 0.70%
Advertising: 0.10%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	75,000	72,710
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	175,000	172,351
				245,061
Internet: 0.22%
Arches Buyer, Inc.144A	4.25	6-1-2028	300,000	275,099
Gen Digital, Inc.144A	6.75	9-30-2027	275,000	279,723
				554,822
Media: 0.36%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	300,000	293,749
Nexstar Media, Inc.144A	5.63	7-15-2027	50,000	49,135
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	135,000	121,178
Sirius XM Radio, Inc.144A	5.00	8-1-2027	437,000	428,244
				892,306
Telecommunications: 0.02%
Viasat, Inc.144A	5.63	4-15-2027	60,000	56,012
Consumer, cyclical: 2.02%
Airlines: 0.18%
American Airlines, Inc.144A	7.25	2-15-2028	55,000	55,905
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 23

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50%	4-20-2026	$368,667	$367,559
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	29,321	28,671
				452,135
Apparel: 0.10%
Hanesbrands, Inc.144A	4.88	5-15-2026	155,000	153,122
Michael Kors USA, Inc.144A	4.25	11-1-2024	110,000	110,000
				263,122
Auto manufacturers: 0.08%
Ford Motor Credit Co. LLC	4.13	8-17-2027	200,000	193,280
Auto parts & equipment: 0.15%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	220,000	216,813
American Axle & Manufacturing, Inc.	6.50	4-1-2027	80,000	79,755
Dana, Inc.	5.63	6-15-2028	95,000	92,205
				388,773
Entertainment: 0.51%
Churchill Downs, Inc.144A	5.50	4-1-2027	360,000	357,855
Cinemark USA, Inc.144A	5.25	7-15-2028	170,000	166,801
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	335,000	339,631
Six Flags Entertainment Corp.144A	5.50	4-15-2027	200,000	198,808
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	208,000	207,823
				1,270,918
Home builders: 0.11%
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	290,000	290,040
Housewares: 0.15%
Newell Brands, Inc.	5.70	4-1-2026	367,000	367,819
Leisure time: 0.33%
NCL Corp. Ltd.144A	5.88	2-15-2027	35,000	34,964
NCL Corp. Ltd.144A	8.13	1-15-2029	45,000	47,708
NCL Corp. Ltd.144A	8.38	2-1-2028	295,000	309,019
Sabre Global, Inc.144A	11.25	12-15-2027	170,000	175,138
Viking Cruises Ltd.144A	5.88	9-15-2027	140,000	139,094
VOC Escrow Ltd.144A	5.00	2-15-2028	120,000	116,654
				822,577
Retail: 0.41%
Bath & Body Works, Inc.144A	9.38	7-1-2025	294,000	301,176
Gap, Inc.144A	3.63	10-1-2029	105,000	94,231
Group 1 Automotive, Inc.144A	6.38	1-15-2030	55,000	55,247
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	120,000	117,255
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	190,000	180,621
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	185,000	198,853
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Victra Holdings LLC/Victra Finance Corp.144A	8.75%	9-15-2029	$25,000	$26,098
Walgreens Boots Alliance, Inc.	3.45	6-1-2026	45,000	43,287
				1,016,768
Consumer, non-cyclical: 0.46%
Commercial services: 0.31%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL144A	4.63	6-1-2028	80,000	75,042
CoreCivic, Inc.	8.25	4-15-2029	195,000	204,779
GEO Group, Inc.	8.63	4-15-2029	115,000	120,291
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	320,000	320,077
Upbound Group, Inc.144A	6.38	2-15-2029	55,000	52,335
				772,524
Food: 0.08%
B&G Foods, Inc.144A	8.00	9-15-2028	195,000	202,585
Healthcare-services: 0.03%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	10,000	9,937
Tenet Healthcare Corp.	4.63	6-15-2028	70,000	67,667
				77,604
Pharmaceuticals: 0.04%
AdaptHealth LLC144A	6.13	8-1-2028	95,000	93,584
Energy: 1.39%
Energy-alternate sources: 0.05%
TerraForm Power Operating LLC144A	5.00	1-31-2028	125,000	122,127
Oil & gas: 0.41%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	100,000	100,693
Antero Resources Corp.144A	8.38	7-15-2026	390,000	400,237
Civitas Resources, Inc.144A	8.38	7-1-2028	150,000	155,021
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	70,000	70,385
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	140,000	136,596
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	30,000	29,639
Nabors Industries, Inc.144A	7.38	5-15-2027	140,000	140,104
				1,032,675
Oil & gas services: 0.31%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	210,000	210,628
Bristow Group, Inc.144A	6.88	3-1-2028	140,000	139,035
Oceaneering International, Inc.	6.00	2-1-2028	325,000	319,323
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	55,000	55,262
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	55,000	56,017
				780,265
Pipelines: 0.62%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	110,000	109,403
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 25

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Buckeye Partners LP144A	6.88%	7-1-2029	$115,000	$116,891
Harvest Midstream I LP144A	7.50	9-1-2028	170,000	171,971
Hess Midstream Operations LP144A	5.63	2-15-2026	225,000	224,459
Kinetik Holdings LP144A	6.63	12-15-2028	165,000	168,523
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	360,000	357,267
Venture Global LNG, Inc.144A	8.13	6-1-2028	380,000	394,357
				1,542,871
Financial: 0.91%
Banks: 0.01%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	25,000	24,161
Diversified financial services: 0.43%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	140,000	137,629
Encore Capital Group, Inc.144A	9.25	4-1-2029	200,000	212,950
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	215,000	214,222
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	90,000	89,997
Navient Corp.	5.00	3-15-2027	35,000	34,408
OneMain Finance Corp.	7.13	3-15-2026	220,000	225,387
PRA Group, Inc.144A	8.38	2-1-2028	55,000	56,554
United Wholesale Mortgage LLC144A	5.75	6-15-2027	115,000	112,997
				1,084,144
Insurance: 0.05%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	70,000	70,330
AmWINS Group, Inc.144A	6.38	2-15-2029	55,000	55,271
				125,601
Investment Companies: 0.05%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	115,000	113,032
REITS: 0.37%
Brandywine Operating Partnership LP	3.95	11-15-2027	65,000	60,824
Iron Mountain, Inc.144A	5.25	3-15-2028	300,000	294,426
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	95,000	94,674
Service Properties Trust	5.25	2-15-2026	125,000	121,238
Service Properties Trust144A	8.63	11-15-2031	55,000	58,125
Starwood Property Trust, Inc.144A	3.63	7-15-2026	230,000	220,452
Starwood Property Trust, Inc.144A	3.75	12-31-2024	80,000	79,656
				929,395
Industrial: 0.79%
Aerospace/defense: 0.19%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	165,000	177,954
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace/defense(continued)
Spirit AeroSystems, Inc.144A	9.75%	11-15-2030	$40,000	$44,403
TransDigm, Inc.144A	6.38	3-1-2029	240,000	243,610
				465,967
Electrical components & equipment: 0.14%
Energizer Holdings, Inc.144A	4.75	6-15-2028	145,000	139,195
Energizer Holdings, Inc.144A	6.50	12-31-2027	45,000	45,513
WESCO Distribution, Inc.144A	6.38	3-15-2029	170,000	173,466
				358,174
Machinery-diversified: 0.10%
Chart Industries, Inc.144A	7.50	1-1-2030	10,000	10,401
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	250,000	245,906
				256,307
Packaging & containers: 0.22%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	305,000	304,136
Berry Global, Inc.144A	4.50	2-15-2026	15,000	14,799
Berry Global, Inc.144A	5.63	7-15-2027	105,000	104,823
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	35,000	35,510
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	85,000	84,580
				543,848
Trucking & leasing: 0.14%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	360,000	352,930
Technology: 0.07%
Computers: 0.04%
Seagate HDD Cayman	8.25	12-15-2029	85,000	91,456
Software: 0.03%
Rocket Software, Inc.144A	9.00	11-28-2028	70,000	72,919
Utilities: 0.15%
Electric: 0.15%
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	145,000	139,201
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	215,000	204,956
PG&E Corp.	5.00	7-1-2028	35,000	34,137
				378,294
Total corporate bonds and notes (Cost $16,291,680)				16,524,104

	Shares
Investment companies: 3.34%
Exchange-traded funds: 3.34%
iShares J.P. Morgan USD Emerging Markets Bond ETF	92,000	8,364,640
Total investment companies (Cost $8,498,757)		8,364,640
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 27

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 0.24%
Communications: 0.02%
Media: 0.02%
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.85%	8-2-2027	$53,240	$53,297
Consumer, cyclical: 0.12%
Airlines: 0.03%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.37	10-20-2027	79,109	80,542
Auto parts & equipment: 0.05%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.85	3-30-2027	119,408	115,901
Retail: 0.04%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.12	3-3-2028	95,000	90,143
Consumer, non-cyclical: 0.04%
Healthcare-services: 0.04%
Modivcare, Inc. (U.S. SOFR 3 Month+4.68%)±	9.34	7-1-2031	109,725	105,473
Financial: 0.02%
Insurance: 0.02%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.05	12-23-2026	45,726	45,712
Utilities: 0.04%
Electric: 0.04%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.25%)±	7.31	12-15-2027	110,335	110,630
Total loans (Cost $603,372)				601,698
U.S. Treasury securities: 19.70%
TIPS	0.13	4-15-2026	5,089,399	4,943,559
TIPS	0.13	7-15-2026	4,458,484	4,337,758
TIPS	0.13	1-15-2030	5,138,700	4,708,157
TIPS	0.13	7-15-2030	4,640,933	4,231,338
TIPS	0.13	1-15-2031	507,885	456,696
TIPS	0.13	7-15-2031	1,726,500	1,543,442
TIPS	0.13	2-15-2051	604,545	357,936
TIPS	0.25	7-15-2029	1,138,333	1,062,329
TIPS	0.25	2-15-2050	195,904	122,419
TIPS	0.38	1-15-2027	110,768	107,150
TIPS	0.38	7-15-2027	2,181,211	2,106,179
TIPS	0.63	1-15-2026	3,696,192	3,625,879
TIPS	0.88	1-15-2029	2,985,775	2,872,239
TIPS	1.00	2-15-2048	1,461,627	1,142,936
TIPS	1.00	2-15-2049	1,519,928	1,177,560
TIPS	1.38	7-15-2033	4,700,437	4,497,616
TIPS	1.38	2-15-2044	1,458,734	1,276,423
TIPS	1.50	2-15-2053	1,265,493	1,085,719
TIPS	1.63	10-15-2027	4,372,805	4,363,343
TIPS	1.75	1-15-2034	1,833,067	1,798,230
TIPS	2.13	2-15-2040	1,398,154	1,404,724
The accompanying notes are an integral part of these consolidated financial statements.
28 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	2.13%	2-15-2041	$1,933,370	$1,948,014
TIPS	3.88	4-15-2029	114,890	124,590
Total U.S. Treasury securities (Cost $52,967,448)				49,294,236
Yankee corporate bonds and notes: 0.84%
Communications: 0.04%
Internet: 0.04%
Rakuten Group, Inc.144A	11.25	2-15-2027	90,000	97,875
Consumer, cyclical: 0.39%
Airlines: 0.20%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	475,000	505,875
Leisure time: 0.19%
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	485,000	484,111
Financial: 0.09%
Banks: 0.08%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	200,000	199,719
Diversified financial services: 0.01%
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	30,000	30,915
Industrial: 0.12%
Electronics: 0.03%
Sensata Technologies BV144A	4.00	4-15-2029	75,000	70,132
Packaging & containers: 0.09%
Trivium Packaging Finance BV144A	5.50	8-15-2026	225,000	223,024
Technology: 0.09%
Software: 0.09%
Open Text Corp.144A	6.90	12-1-2027	215,000	223,526
Utilities: 0.11%
Electric: 0.11%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	65,000	60,868
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	205,000	205,253
				266,121
Total yankee corporate bonds and notes (Cost $2,050,300)				2,101,298
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 29

Consolidated portfolio of investments—October 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 33.92%
Investment companies: 33.92%
Allspring Government Money Market Fund Select Class♠∞*		4.78%	84,869,125	$84,869,125
Total short-term investments (Cost $84,869,125)				84,869,125
Total investments in securities (Cost $226,566,624)	94.12%			235,490,378
Other assets and liabilities, net	5.88			14,701,955
Total net assets	100.00%			$250,192,333

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Real Return Special Investments (Cayman) Ltd, the consolidated entity.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$107,853,407	$62,278,053	$(85,262,335)	$0	$0	$84,869,125	84,869,125	$2,194,326
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	1,665,000	USD	1,122,125	Morgan Stanley, Inc.	12-20-2024	$0	$(25,900)
USD	700,211	AUD	1,040,000	Morgan Stanley, Inc.	12-20-2024	15,482	0
USD	519,497	BRL	2,951,000	Morgan Stanley, Inc.	12-20-2024	11,700	0
CAD	2,438,000	USD	1,805,713	Morgan Stanley, Inc.	12-20-2024	0	(51,814)
USD	1,094,327	CAD	1,475,000	Morgan Stanley, Inc.	12-20-2024	33,211	0
USD	1,449,517	CAD	1,952,000	Morgan Stanley, Inc.	12-20-2024	45,247	0
CHF	1,312,000	USD	1,565,095	Morgan Stanley, Inc.	12-20-2024	0	(37,960)
USD	985,131	CHF	826,000	Morgan Stanley, Inc.	12-20-2024	23,688	0
CLP	583,324,000	USD	629,940	Morgan Stanley, Inc.	12-20-2024	0	(23,397)
USD	342,431	CLP	323,217,000	Morgan Stanley, Inc.	12-20-2024	6,349	0
CZK	25,663,000	USD	1,135,731	Morgan Stanley, Inc.	12-20-2024	0	(31,936)
USD	660,375	CZK	14,877,000	Morgan Stanley, Inc.	12-20-2024	20,498	0
The accompanying notes are an integral part of these consolidated financial statements.
30 | Allspring Real Return Portfolio

Consolidated portfolio of investments—October 31, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
EUR	1,527,000	USD	1,696,744	Morgan Stanley, Inc.	12-20-2024	$0	$(32,491)
USD	1,097,116	EUR	986,000	Morgan Stanley, Inc.	12-20-2024	22,491	0
GBP	568,000	USD	747,588	Morgan Stanley, Inc.	12-20-2024	0	(15,246)
HUF	334,173,000	USD	936,981	Morgan Stanley, Inc.	12-20-2024	0	(48,598)
USD	606,490	HUF	215,874,000	Morgan Stanley, Inc.	12-20-2024	32,599	0
IDR	40,001,909,000	USD	2,569,331	Morgan Stanley, Inc.	12-20-2024	0	(23,995)
USD	1,714,355	IDR	26,528,954,000	Morgan Stanley, Inc.	12-20-2024	26,308	0
USD	3,673,581	INR	309,738,000	Morgan Stanley, Inc.	12-20-2024	0	(3,271)
INR	195,232,000	USD	2,317,143	Morgan Stanley, Inc.	12-20-2024	426	0
INR	233,151,000	USD	2,768,948	Morgan Stanley, Inc.	12-20-2024	0	(1,249)
USD	680,147	JPY	96,515,000	Morgan Stanley, Inc.	12-20-2024	41,098	0
USD	688,025	KRW	914,839,000	Morgan Stanley, Inc.	12-20-2024	23,674	0
KRW	1,577,611,000	USD	1,199,111	Morgan Stanley, Inc.	12-20-2024	0	(53,460)
MXN	5,691,000	USD	280,705	Morgan Stanley, Inc.	12-20-2024	1,482	0
USD	653,661	MXN	13,245,000	Morgan Stanley, Inc.	12-20-2024	0	(3,088)
NOK	10,550,000	USD	993,841	Morgan Stanley, Inc.	12-20-2024	0	(34,548)
USD	634,159	NOK	6,747,000	Morgan Stanley, Inc.	12-20-2024	20,666	0
NZD	1,977,000	USD	1,226,988	Morgan Stanley, Inc.	12-20-2024	0	(44,829)
USD	791,925	NZD	1,276,000	Morgan Stanley, Inc.	12-20-2024	28,934	0
PLN	2,108,000	USD	544,365	Morgan Stanley, Inc.	12-20-2024	0	(18,536)
SEK	10,911,000	USD	1,068,556	Morgan Stanley, Inc.	12-20-2024	0	(41,997)
USD	668,007	SEK	6,839,000	Morgan Stanley, Inc.	12-20-2024	24,561	0
ZAR	7,971,000	USD	445,785	Morgan Stanley, Inc.	12-20-2024	4,567	0
						$382,981	$(492,315)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	6	11-15-2024	$494,167	$480,416	$0	$(13,751)
LME Lead Futures**	1	11-18-2024	52,017	49,754	0	(2,263)
Light Sweet Crude Oil Futures**	8	11-20-2024	580,602	554,080	0	(26,522)
NY Harbor ULSD Futures**	3	11-29-2024	276,802	281,572	4,770	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	8	11-29-2024	669,749	663,197	0	(6,552)
10-Year Euro BUND Futures	239	12-6-2024	34,890,125	34,264,338	0	(625,787)
French Government Bond	65	12-6-2024	8,976,606	8,813,928	0	(162,678)
Number 2 Cotton Futures**	26	12-6-2024	924,014	904,410	0	(19,604)
TOPIX Index	2	12-12-2024	336,723	354,679	17,956	0
Corn Futures**	4	12-13-2024	79,316	82,150	2,834	0
Lean Hogs Futures**	19	12-13-2024	560,454	636,880	76,426	0
Soybean Meal Futures**	12	12-13-2024	403,000	359,400	0	(43,600)
10-Year Australian Bond	248	12-16-2024	19,097,278	18,254,017	0	(843,261)
Euro Futures	24	12-16-2024	3,319,414	3,267,000	0	(52,414)
LME Copper Futures**	8	12-16-2024	1,889,956	1,890,302	346	0
LME Nickel Futures**	3	12-16-2024	285,406	280,633	0	(4,773)
LME Primary Aluminum Futures**	12	12-16-2024	700,936	782,187	81,251	0
LME Zinc Futures**	8	12-16-2024	546,201	606,394	60,193	0
10-Year Canadian Bond	218	12-18-2024	19,520,752	19,099,953	0	(420,799)
10-Year U.S. Treasury Notes	192	12-19-2024	21,651,934	21,210,000	0	(441,934)
S&P ASX Share Price Index 200	4	12-19-2024	539,059	537,668	0	(1,391)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 31

Consolidated portfolio of investments—October 31, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
S&P/TSX 60 Index	3	12-19-2024	$612,862	$623,679	$10,817	$0
Ultra 10-Year U.S. Treasury Notes	309	12-19-2024	36,961,211	35,148,750	0	(1,812,461)
DAX Index	1	12-20-2024	512,307	520,815	8,508	0
E-Mini NASDAQ 100 Index	35	12-20-2024	13,833,358	14,015,225	181,867	0
E-Mini Russell 2000 Index	3	12-20-2024	330,949	331,290	341	0
E-Mini S&P 500 Index	104	12-20-2024	29,591,112	29,840,200	249,088	0
Euro STOXX 50 Index	12	12-20-2024	634,264	630,982	0	(3,282)
Euro STOXX 600 Index	194	12-20-2024	5,474,165	5,342,059	0	(132,106)
FTSE 100 Index	6	12-20-2024	645,796	628,762	0	(17,034)
MSCI EAFE Index	16	12-20-2024	1,951,123	1,880,160	0	(70,963)
MSCI Emerging Markets Index	15	12-20-2024	822,565	844,875	22,310	0
U.S. Real Estate Futures	127	12-20-2024	5,046,229	4,799,330	0	(246,899)
Henry Hub Natural Gas Futures**	13	12-27-2024	417,503	385,840	0	(31,663)
Long Gilt Futures	109	12-27-2024	13,931,371	13,217,334	0	(714,037)
Silver Futures**	1	12-27-2024	156,790	163,980	7,190	0
LME Zinc Futures**	8	1-13-2025	629,441	606,082	0	(23,359)
Soybean Futures**	4	1-14-2025	196,028	198,900	2,872	0
Short
LME Lead Futures**	(5)	11-18-2024	(242,718)	(248,767)	0	(6,049)
Hang Seng Index	(25)	11-28-2024	(3,321,337)	(3,272,083)	49,254	0
Brent Crude Oil Futures**	(1)	11-29-2024	(73,444)	(72,810)	634	0
30-Year Euro BUXL Futures	(64)	12-6-2024	(9,426,310)	(9,214,373)	211,937	0
Gas Oil Futures**	(2)	12-12-2024	(130,695)	(133,650)	0	(2,955)
Cocoa Futures**	(8)	12-13-2024	(578,040)	(586,720)	0	(8,680)
Hard Red Winter Wheat Futures**	(29)	12-13-2024	(854,445)	(825,412)	29,033	0
Soybean Oil Futures**	(9)	12-13-2024	(237,931)	(243,756)	0	(5,825)
Wheat Futures**	(18)	12-13-2024	(550,421)	(513,450)	36,971	0
LME Copper Futures**	(8)	12-16-2024	(1,813,829)	(1,890,302)	0	(76,473)
LME Nickel Futures**	(4)	12-16-2024	(380,883)	(374,177)	6,706	0
LME Primary Aluminum Futures**	(11)	12-16-2024	(653,209)	(717,005)	0	(63,796)
LME Zinc Futures**	(15)	12-16-2024	(1,121,580)	(1,136,989)	0	(15,409)
New Zealand Dollar Futures	(108)	12-16-2024	(6,717,643)	(6,448,140)	269,503	0
Swiss Franc Futures	(68)	12-16-2024	(10,135,584)	(9,882,950)	252,634	0
C Coffee Futures**	(3)	12-18-2024	(272,182)	(276,637)	0	(4,455)
10-Year U.S. Treasury Notes	(175)	12-19-2024	(20,004,465)	(19,332,031)	672,434	0
Ultra Long Term U.S. Treasury Bond	(235)	12-19-2024	(30,428,198)	(29,521,875)	906,323	0
E-Mini S&P 500 Index	(19)	12-20-2024	(5,406,059)	(5,451,575)	0	(45,516)
Live Cattle Futures**	(5)	12-31-2024	(357,726)	(372,600)	0	(14,874)
Number 11 World Sugar Futures**	(31)	2-28-2025	(661,952)	(789,533)	0	(127,581)
					$3,162,198	$(6,088,746)

**	Represents an investment held in Real Return Special Investments (Cayman) Ltd, the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
32 | Allspring Real Return Portfolio

Consolidated statement of assets and liabilities—October 31, 2024 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $141,697,499)	$150,621,253
Investments in affiliated securities, at value (cost $84,869,125)	84,869,125
Cash	52,796
Cash at broker segregated for futures contracts	15,391,800
Foreign currency, at value (cost $29,881)	31,692
Receivable for dividends and interest	758,450
Unrealized gains on forward foreign currency contracts	382,981
Receivable for daily variation margin on open futures contracts	200,260
Receivable for investments sold	111,418
Prepaid expenses and other assets	11,296
Total assets	252,431,071
Liabilities
Payable for daily variation margin on open futures contracts	1,611,935
Unrealized losses on forward foreign currency contracts	492,315
Advisory fee payable	63,062
Payable for investments purchased	14,624
Trustees’ fees and expenses payable	4,711
Accrued expenses and other liabilities	52,091
Total liabilities	2,238,738
Total net assets	$250,192,333
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 33

Consolidated Statement of operations (unaudited)
Consolidated statement of operations
Investment income
Income from affiliated securities	$2,194,326
Interest	2,001,453
Dividends (net of foreign withholdings taxes of $4,122)	665,629
Total investment income	4,861,408
Expenses
Advisory fee	492,148
Custody and accounting fees	28,326
Professional fees	44,661
Interest holder report expenses	2,762
Trustees’ fees and expenses	13,602
Other fees and expenses	10,297
Total expenses	591,796
Less: Fee waivers and/or expense reimbursements	(111,953)
Net expenses	479,843
Net investment income	4,381,565
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	764,744
Foreign currency and foreign currency translations	20,407
Forward foreign currency contracts	(397,738)
Futures contracts	7,932,999
Net realized gains on investments	8,320,412
Net change in unrealized gains (losses) on
Unaffiliated securities	8,601,459
Foreign currency and foreign currency translations	1,884
Forward foreign currency contracts	(196,799)
Futures contracts	(95,001)
Net change in unrealized gains (losses) on investments	8,311,543
Net realized and unrealized gains (losses) on investments	16,631,955
Net increase in net assets resulting from operations	$21,013,520
The accompanying notes are an integral part of these consolidated financial statements.
34 | Allspring Real Return Portfolio

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment income	$4,381,565	$8,493,371	$9,604,298
Net realized gains (losses) on investments	8,320,412	(7,716,409)	529,750
Net change in unrealized gains (losses) on investments	8,311,543	4,732,005	(16,005,461)
Net increase (decrease) in net assets resulting from operations	21,013,520	5,508,967	(5,871,413)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	21,171,254	81,881,639	41,232,899
Withdrawals	(30,307,060)	(60,836,515)	(55,196,249)
Net increase (decrease) in net assets resulting from capital share transactions	(9,135,806)	21,045,124	(13,963,350)
Total increase (decrease) in net assets	11,877,714	26,554,091	(19,834,763)
Net assets
Beginning of period	238,314,619	211,760,528	231,595,291
End of period	$250,192,333	$238,314,619	$211,760,528
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 35

Consolidated financial highlights
Consolidated financial highlights

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
			2023	2022	2021	2020	2019
Total return[2]	9.11%	2.30%	(2.73)%	(0.14)%	9.58%	5.92%	2.99%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.46%	0.49%	0.48%	0.47%	0.45%	0.45%
Net expenses[3]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.40%
Net investment income	3.56%	4.07%	4.45%	5.54%	2.57%	2.16%	2.29%
Supplemental Data
Portfolio turnover rate	25%	49%	22%	31%	20%	24%	39%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these consolidated financial statements.
36 | Allspring Real Return Portfolio

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Real Return Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
INVESTMENT IN SUBSIDIARY
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Real Return Special Investments (Cayman) Ltd (the “Subsidiary”), a wholly owned subsidiary incorporated on June 27, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of October 31, 2024, the Subsidiary had $31,638,080 of investments in affiliates and cash at broker segregated for futures contacts representing 99.87% of its net assets. As of October 31, 2024, the Portfolio held $31,679,009 in the Subsidiary, representing 14.50% of the Portfolio’s net assets prior to consolidation.
The consolidated financial statements of the Portfolio include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary and the consolidated financial statements include the accounts of the Portfolio and the Subsidiary. Accordingly, all interfund balances and transactions between the Portfolio and the Subsidiary have been eliminated in consolidation.
3.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports
Allspring Real Return Portfolio | 37

Notes to consolidated financial statements (unaudited)
of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices, foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk, foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
38 | Allspring Real Return Portfolio

Notes to consolidated financial statements (unaudited)
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $228,987,048 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$17,220,440
Gross unrealized losses	(13,752,992)
Net unrealized gains	$3,467,448
Allspring Real Return Portfolio | 39

Notes to consolidated financial statements (unaudited)
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,391,393	$0	$0	$3,391,393
Consumer discretionary	5,374,642	0	0	5,374,642
Consumer staples	2,531,517	0	0	2,531,517
Energy	4,765,422	0	0	4,765,422
Financials	7,964,278	0	0	7,964,278
Health care	4,224,196	0	0	4,224,196
Industrials	9,149,703	0	0	9,149,703
Information technology	13,151,645	0	0	13,151,645
Materials	6,417,440	173,802	0	6,591,242
Real estate	15,805,286	0	0	15,805,286
Utilities	785,953	0	0	785,953
Corporate bonds and notes	0	16,524,104	0	16,524,104
Investment companies	8,364,640	0	0	8,364,640
Loans	0	601,698	0	601,698
U.S. Treasury securities	49,294,236	0	0	49,294,236
Yankee corporate bonds and notes	0	2,101,298	0	2,101,298
Short-term investments
Investment companies	84,869,125	0	0	84,869,125
	216,089,476	19,400,902	0	235,490,378
Forward foreign currency contracts	0	382,981	0	382,981
Futures contracts	3,162,198	0	0	3,162,198
Total assets	$219,251,674	$19,783,883	$0	$239,035,557
Liabilities
Forward foreign currency contracts	$0	$492,315	$0	$492,315
Futures contracts	6,088,746	0	0	6,088,746
Total liabilities	$6,088,746	$492,315	$0	$6,581,061
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Consolidated Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
At October 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
40 | Allspring Real Return Portfolio

Notes to consolidated financial statements (unaudited)
5.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended October 31, 2024, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Portfolio. Effective December 1, 2023 Allspring UK became a subadviser of the Portfolio. Allspring Investments receives a subadvisory fee at an annual rate starting at 0.28% and declining to 0.18% as the average daily net assets of the Portfolio increase. Allspring UK receives a subadvisory fee for portfolio management services on the assets it co-manages with Allspring Investments at an annual rate starting at 0.10% and declining to 0.60%.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended October 31, 2024.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,987,901	$62,254,001	$3,803,799	$31,260,903
7.
DERIVATIVE TRANSACTIONS
During the six months ended October 31, 2024, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Portfolio also entered into forward foreign currency contracts for economic hedging purposes.
Allspring Real Return Portfolio | 41

Notes to consolidated financial statements (unaudited)
The volume of the Portfolio’s derivative activity during the six months ended October 31, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$8,693,815
Average contract amounts to sell	12,692,669
Futures contracts
Average notional balance on long futures	$261,644,060
Average notional balance on short futures	91,945,065
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of October 31, 2024 by primary risk type on the Consolidated Statement of Assets and Liabilities was as follows for the Portfolio:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$382,981	$382,981
Futures contracts	1,790,694 *	309,226 *	540,141 *	522,137 *	3,162,198
	$1,790,694	$309,226	$540,141	$905,118	$3,545,179
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$492,315	$492,315
Futures contracts	5,020,957 *	484,433 *	530,942 *	52,414 *	6,088,746
	$5,020,957	$484,433	$530,942	$544,729	$6,581,061

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  Portfolio of Investments. For futures contracts, only the current day’s variation margin as of October 31, 2024 is reported separately on the Consolidated  Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended October 31, 2024 was as follows:
	INTEREST RATE RISK	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(397,738)	$(397,738)
Futures contracts	5,438,005	(191,557)	2,998,456	(311,905)	7,932,999
	$5,438,005	$(191,557)	$2,998,456	$(709,643)	$7,535,261
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(196,799)	$(196,799)
Futures contracts	(870,191)	107,498	1,281,719	(614,027)	(95,001)
	$(870,191)	$107,498	$1,281,719	$(810,826)	$(291,800)
For certain types of derivative transactions, the Portfolio  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley, Inc.	$382,981	$(382,981)	$0	$0
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Notes to consolidated financial statements (unaudited)

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley, Inc.	$492,315	$(382,981)	$0	$109,334

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
8.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Portfolio under the agreement.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Real Return Portfolio | 43

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

44 | Allspring Real Return Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Real Return Fund | 45

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management, advisory, and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Real Return Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Real Return Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) investment sub-advisory agreements (the “Sub-Advisory Agreements”) with Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited (collectively, the “Sub-Advisers”), affiliates of Allspring Funds Management, for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and

46 | Allspring Real Return Fund

Other information (unaudited)
the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business.* The Boards also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs, fair valuation designee, and, with respect to the Master Portfolio, derivatives risk management program manager. The Boards also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2023. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was in range of the average investment performance of its Universe for the one- and ten-year periods under review, and lower than the average investment performance of its Universe for the three- and five-year periods under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was higher than its benchmark index, the Real Return Blended Index, for all periods under review. The Funds Trust Board noted that the Feeder Fund’s benchmark index was changed from the Bloomberg U.S. TIPS Index to the Real Return Blended Index in December 2023 as a result of changes to the Feeder Fund’s principal investment strategy.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance of the Feeder Fund relative to the Universe for the periods identified above. The Funds Trust Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Feeder Fund’s investment performance. As noted above, the Boards noted that Funds’ principal investment strategies and corresponding benchmark index changed in December 2023, and Allspring Global Investments (UK) Limited was added as a sub-adviser to the Master Portfolio in December 2023. The Boards noted that investment performance results for periods prior to December 2023 reflected the prior investment strategies for the Funds and the prior sub-advisory arrangements for the Master Portfolio.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than the median net operating expense ratios of the expense Groups for all share classes.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Advisers is “Allspring Global Investments.”

Allspring Real Return Fund | 47

Other information (unaudited)
Investment management, advisory, and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were lower than the sum of these average rates for the Feeder Fund’s expense Groups for all share classes.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was lower than the median rate for the Master Portfolio’s expense Group.
The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Master Trust Board ascribed limited relevance to the allocation of fees between them.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Master Trust Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Master Portfolio and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which

48 | Allspring Real Return Fund

Other information (unaudited)
potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee structure and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements, each for a one-year term.

Allspring Real Return Fund | 49

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS1753 10-24

Allspring Core Bond Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2024

Allspring Core Bond Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.04%
Affiliated master portfolio: 100.04%
Allspring Core Bond Portfolio		$5,108,489,732
Total investment companies (Cost $5,205,073,805)		5,108,489,732
Total investments in securities (Cost $5,205,073,805)	100.04%	5,108,489,732
Other assets and liabilities, net	(0.04)	(1,897,436)
Total net assets	100.00%	$5,106,592,296
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Value, end of period
Allspring Core Bond Portfolio	96.77%	96.95%	$12,231,360	$137,214,788	$4,428,162	$116,662,764	$5,108,489,732
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Bond Fund

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $5,205,073,805)	$5,108,489,732
Cash	61
Receivable for Fund shares sold	5,558,354
Receivable from manager	183,681
Prepaid expenses and other assets	194,842
Total assets	5,114,426,670
Liabilities
Payable for Fund shares redeemed	5,266,736
Dividends payable	2,123,715
Administration fees payable	297,209
Shareholder servicing fee payable	108,708
Distribution fees payable	4,539
Accrued expenses and other liabilities	33,467
Total liabilities	7,834,374
Total net assets	$5,106,592,296
Net assets consist of
Paid-in capital	$5,884,205,947
Total distributable loss	(777,613,651)
Total net assets	$5,106,592,296
Computation of net asset value and offering price per share
Net assets–Class A	$289,329,478
Shares outstanding–Class A1	25,538,510
Net asset value per share–Class A	$11.33
Maximum offering price per share – Class A2	$11.86
Net assets–Class C	$7,325,079
Shares outstanding–Class C1	653,493
Net asset value per share–Class C	$11.21
Net assets–Class R6	$1,693,010,838
Shares outstanding–Class R6[1]	153,475,848
Net asset value per share–Class R6	$11.03
Net assets–Administrator Class	$206,718,241
Shares outstanding–Administrator Class[1]	18,719,878
Net asset value per share–Administrator Class	$11.04
Net assets–Institutional Class	$2,910,208,660
Shares outstanding–Institutional Class[1]	263,898,748
Net asset value per share–Institutional Class	$11.03
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 3

Statement of operations—six months ended October 31, 2024 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolio	$116,662,764
Affiliated income allocated from affiliated Master Portfolio	4,428,162
Expenses allocated from affiliated Master Portfolio	(9,101,967)
Waivers allocated from affiliated Master Portfolio	621,891
Total investment income	112,610,850
Expenses
Management fee	1,277,138
Administration fees
Class A	215,131
Class C	5,454
Class R6	250,780
Administrator Class	106,591
Institutional Class	1,180,438
Shareholder servicing fees
Class A	358,551
Class C	9,091
Administrator Class	265,194
Distribution fees
Class C	27,272
Custody and accounting fees	50,880
Professional fees	22,486
Registration fees	80,557
Shareholder report expenses	100,691
Trustees’ fees and expenses	14,028
Other fees and expenses	32,591
Total expenses	3,996,873
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,361,780)
Class A	(22,515)
Administrator Class	(2,834)
Net expenses	1,609,744
Net investment income	111,001,106
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	12,231,360
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	137,214,788
Net realized and unrealized gains (losses) on investments	149,446,148
Net increase in net assets resulting from operations	$260,447,254
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$111,001,106		$176,180,306		$129,513,108
Net realized gains (losses) on investments		12,231,360		(182,272,819)		(312,035,594)
Net change in unrealized gains on investments		137,214,788		7,473,247		85,016,436
Net increase (decrease) in net assets resulting from operations		260,447,254		1,380,734		(97,506,050)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,795,441)		(9,712,170)		(7,675,142)
Class C		(119,098)		(201,046)		(131,223)
Class R		N/A		(2,333)[2]		(34,090)
Class R4		N/A		(1,594)[2]		(48,723)
Class R6		(36,731,418)		(57,542,491)		(44,157,011)
Administrator Class		(4,342,837)		(4,826,674)		(2,554,745)
Institutional Class		(64,127,649)		(106,334,309)		(74,306,035)
Total distributions to shareholders		(111,116,443)		(178,620,617)		(128,906,969)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	2,364,680	27,005,624	3,775,381	42,217,288	3,547,996	40,597,860
Class C	129,329	1,458,140	230,161	2,548,056	203,641	2,319,261
Class R	N/A	N/A	2,735 [2]	30,355 [2]	9,751	109,924
Class R4	N/A	N/A	247 [2]	2,744 [2]	81,024	891,840
Class R6	43,233,866	479,457,006	41,123,495	447,263,936	48,253,518	536,236,583
Administrator Class	3,182,386	35,310,087	13,960,930	151,000,798	1,484,991	16,856,217
Institutional Class	42,104,110	466,634,839	94,350,577	1,027,044,433	95,825,733	1,072,136,843
		1,009,865,696		1,670,107,610		1,669,148,528
Reinvestment of distributions
Class A	479,773	5,460,879	814,015	9,094,710	629,058	7,205,833
Class C	10,536	118,622	18,095	200,099	11,516	130,427
Class R	N/A	N/A	0 [2]	0 [2]	2,140	23,904
Class R4	N/A	N/A	0 [2]	0 [2]	4,370	48,723
Class R6	2,163,507	23,990,248	3,607,558	39,257,749	3,183,589	35,516,927
Administrator Class	388,441	4,310,838	434,982	4,743,442	207,042	2,323,885
Institutional Class	5,709,570	63,231,909	9,600,161	104,449,143	6,456,679	72,012,292
		97,112,496		157,745,143		117,261,991
Payment for shares redeemed
Class A	(1,980,066)	(22,512,692)	(4,012,900)	(44,818,619)	(7,212,437)	(82,273,020)
Class C	(142,644)	(1,606,911)	(199,174)	(2,203,392)	(264,946)	(3,003,853)
Class R	N/A	N/A	(2,903)[2]	(32,239)[2]	(17,679)	(198,692)
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
2 For the period from June 1, 2023 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 5

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
	Shares		Shares		Shares
Class R4	N/A	$N/A	(2,032)[2]	(22,570)[2]	(144,850)	$(1,619,238)
Class R6	(31,559,517)	(349,255,181)	(37,838,638)	(411,501,397)	(59,239,090)	(658,796,705)
Administrator Class	(2,903,837)	(32,379,222)	(2,661,233)	(28,819,058)	(10,522,094)	(119,107,953)
Institutional Class	(51,689,908)	(574,778,413)	(73,252,492)	(797,810,765)	(74,572,722)	(831,757,832)
		(980,532,419)		(1,285,208,040)		(1,696,757,293)
Share conversions
Class A	0	0	114,873	1,307,735	0	0
Class R	0	0	(117,853)[3]	(1,307,735)[3]	0	0
Class R4	0	0	(72,695)[3]	(806,720)[3]	0	0
Institutional Class	0	0	72,800	806,720	0	0
		0		0		0
Net increase in net assets resulting from capital share transactions		126,445,773		542,644,713		89,653,226
Total increase (decrease) in net assets		275,776,584		365,404,830		(136,759,793)
Net assets
Beginning of period		4,830,815,712		4,465,410,882		4,602,170,675
End of period		$5,106,592,296		$4,830,815,712		$4,465,410,882
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
2 For the period from June 1, 2023 to June 16, 2023
3 Effective at the close of business on June 16, 2023, Class R and Class R4 shares each became Class A and Institutional Class shares of the Fund, respectively, in a tax free conversion. Shareholders of Class R and Class R4 shares received Class A and Institutional Class shares, respectively, at a value equal to the value of their respective shares immediately prior to the conversion. Class R and Class R4 shares are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.99	$11.42	$12.01	$13.43	$14.17	$13.28	$12.86
Net investment income	0.23 [2]	0.40 [2]	0.31 [2]	0.12	0.12 [2]	0.25	0.32
Net realized and unrealized gains (losses) on investments	0.34	(0.43)	(0.59)	(1.30)	(0.06)	0.93	0.42
Total from investment operations	0.57	(0.03)	(0.28)	(1.18)	0.06	1.18	0.74
Distributions to shareholders from
Net investment income	(0.23)	(0.40)	(0.30)	(0.12)	(0.15)	(0.26)	(0.32)
Net realized gains	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.23)	(0.40)	(0.31)	(0.24)	(0.80)	(0.29)	(0.32)
Net asset value, end of period	$11.33	$10.99	$11.42	$12.01	$13.43	$14.17	$13.28
Total return[3]	5.21%	(0.23)%	(2.33)%	(8.95)%	0.31%	9.03%	5.87%
Ratios to average net assets (annualized)*
Gross expenses	0.79%	0.79%	0.83%	0.82%	0.82%	0.82%	0.83%
Net expenses	0.68%	0.70%	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income	4.04%	3.88%	2.66%	0.91%	0.87%	1.85%	2.50%
Supplemental data
Portfolio turnover rate[4]	188%	350%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$289,329	$271,188	$273,980	$324,431	$370,882	$299,642	$302,246

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.87	$11.30	$11.88	$13.29	$14.03	$13.15	$12.74
Net investment income	0.19 [2]	0.32 [2]	0.22 [2]	0.05	0.03	0.15	0.23
Net realized and unrealized gains (losses) on investments	0.34	(0.43)	(0.58)	(1.32)	(0.07)	0.92	0.40
Total from investment operations	0.53	(0.11)	(0.36)	(1.27)	(0.04)	1.07	0.63
Distributions to shareholders from
Net investment income	(0.19)	(0.32)	(0.21)	(0.02)	(0.05)	(0.16)	(0.22)
Net realized gains	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.19)	(0.32)	(0.22)	(0.14)	(0.70)	(0.19)	(0.22)
Net asset value, end of period	$11.21	$10.87	$11.30	$11.88	$13.29	$14.03	$13.15
Total return[3]	4.84%	(0.96)%	(3.03)%	(9.65)%	(0.45)%	8.22%	5.04%
Ratios to average net assets (annualized)*
Gross expenses	1.54%	1.54%	1.58%	1.57%	1.57%	1.57%	1.58%
Net expenses	1.45%	1.45%	1.52%	1.53%	1.53%	1.53%	1.53%
Net investment income	3.27%	3.13%	1.92%	0.13%	0.16%	1.11%	1.75%
Supplemental data
Portfolio turnover rate[4]	188%	350%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$7,325	$7,137	$6,863	$7,806	$13,399	$27,971	$34,494

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class R6			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.70	$11.12	$11.69	$13.08	$13.82	$12.95	$12.54
Net investment income	0.25 [2]	0.42 [2]	0.34 [2]	0.17	0.18 [2]	0.30	0.37
Net realized and unrealized gains (losses) on investments	0.33	(0.41)	(0.56)	(1.27)	(0.06)	0.91	0.41
Total from investment operations	0.58	0.01	(0.22)	(1.10)	0.12	1.21	0.78
Distributions to shareholders from
Net investment income	(0.25)	(0.43)	(0.34)	(0.17)	(0.21)	(0.31)	(0.37)
Net realized gains	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.25)	(0.43)	(0.35)	(0.29)	(0.86)	(0.34)	(0.37)
Net asset value, end of period	$11.03	$10.70	$11.12	$11.69	$13.08	$13.82	$12.95
Total return[3]	5.39%	0.09%	(1.90)%	(8.61)%	0.70%	9.42%	6.31%
Ratios to average net assets (annualized)*
Gross expenses	0.42%	0.42%	0.45%	0.44%	0.44%	0.44%	0.45%
Net expenses	0.33%	0.33%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.39%	4.26%	3.06%	1.32%	1.29%	2.26%	2.92%
Supplemental data
Portfolio turnover rate[4]	188%	350%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$1,693,011	$1,494,334	$1,476,551	$1,643,353	$1,978,164	$2,545,332	$2,513,644

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Administrator Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.71	$11.13	$11.70	$13.09	$13.83	$12.96	$12.56
Net investment income	0.23 [2]	0.40 [2]	0.29 [2]	0.13	0.13	0.26	0.33 [2]
Net realized and unrealized gains (losses) on investments	0.33	(0.42)	(0.55)	(1.27)	(0.06)	0.90	0.40
Total from investment operations	0.56	(0.02)	(0.26)	(1.14)	0.07	1.16	0.73
Distributions to shareholders from
Net investment income	(0.23)	(0.40)	(0.30)	(0.13)	(0.16)	(0.26)	(0.33)
Net realized gains	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.23)	(0.40)	(0.31)	(0.25)	(0.81)	(0.29)	(0.33)
Net asset value, end of period	$11.04	$10.71	$11.13	$11.70	$13.09	$13.83	$12.96
Total return[3]	5.22%	(0.19)%	(2.22)%	(8.90)%	0.37%	9.14%	5.87%
Ratios to average net assets (annualized)*
Gross expenses	0.74%	0.74%	0.76%	0.74%	0.76%	0.76%	0.76%
Net expenses	0.65%	0.65%	0.70%	0.69%	0.70%	0.70%	0.70%
Net investment income	4.07%	4.00%	2.60%	0.99%	0.95%	1.92%	2.58%
Supplemental data
Portfolio turnover rate[4]	188%	350%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$206,718	$193,394	$70,352	$177,305	$214,796	$218,522	$205,825

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.70	$11.12	$11.69	$13.07	$13.82	$12.94	$12.54
Net investment income	0.24 [2]	0.42 [2]	0.34 [2]	0.16	0.17	0.29	0.36
Net realized and unrealized gains (losses) on investments	0.33	(0.42)	(0.57)	(1.26)	(0.07)	0.92	0.40
Total from investment operations	0.57	0.00	(0.23)	(1.10)	0.10	1.21	0.76
Distributions to shareholders from
Net investment income	(0.24)	(0.42)	(0.33)	(0.16)	(0.20)	(0.30)	(0.36)
Net realized gains	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.24)	(0.42)	(0.34)	(0.28)	(0.85)	(0.33)	(0.36)
Net asset value, end of period	$11.03	$10.70	$11.12	$11.69	$13.07	$13.82	$12.94
Total return[3]	5.37%	0.04%	(1.95)%	(8.59)%	0.58%	9.45%	6.18%
Ratios to average net assets (annualized)*
Gross expenses	0.47%	0.47%	0.50%	0.49%	0.49%	0.49%	0.50%
Net expenses	0.38%	0.38%	0.41%	0.42%	0.42%	0.42%	0.42%
Net investment income	4.34%	4.21%	3.05%	1.27%	1.22%	2.21%	2.86%
Supplemental data
Portfolio turnover rate[4]	188%	350%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$2,910,209	$2,864,763	$2,635,520	$2,446,260	$2,749,647	$2,365,421	$2,343,238

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 11

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Core Bond Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of October 31, 2024, the Fund owned 96.95% of Allspring Core Bond Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended October 31, 2024 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
12 | Allspring Core Bond Fund

Notes to financial statements (unaudited)
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $5,215,006,625 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$0
Gross unrealized losses	(106,516,893)
Net unrealized losses	$(106,516,893)
As of April 30, 2024, the Fund had capital loss carryforwards which consisted of $331,046,391 in short-term capital losses and $352,712,254 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At October 31, 2024, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation	$5,108,489,732
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2024, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Allspring Core Bond Fund | 13

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Class R6	0.33
Administrator Class	0.65
Institutional Class	0.38
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2024, Allspring Funds Distributor received $3,951 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$8,869,756,015	$1,260,900,849	$8,731,446,137	$1,135,352,471
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
14 | Allspring Core Bond Fund

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Core Bond Fund | 15

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 44.84%
FHLMC¤	0.00%	12-14-2029	$6,390,000	$5,132,498
FHLMC	2.00	6-1-2040	8,128,044	6,899,935
FHLMC	2.00	7-1-2040	15,372,845	13,050,058
FHLMC	2.00	8-1-2040	8,756,333	7,426,009
FHLMC	2.00	10-1-2040	8,728,416	7,384,324
FHLMC	2.00	11-1-2040	16,259,481	13,769,006
FHLMC	2.00	12-1-2040	2,879,201	2,435,786
FHLMC	2.00	1-1-2041	2,223,265	1,878,130
FHLMC	2.00	2-1-2041	2,279,601	1,924,717
FHLMC	2.00	4-1-2041	4,369,431	3,683,756
FHLMC	2.00	11-1-2041	4,483,776	3,761,194
FHLMC	2.00	2-1-2047	2,019,282	1,601,652
FHLMC	2.00	12-1-2051	1,323,755	1,072,591
FHLMC	2.50	3-1-2037	4,250,643	3,913,675
FHLMC	2.50	2-1-2038	3,245,464	2,965,537
FHLMC	2.50	4-1-2042	1,707,615	1,473,123
FHLMC	2.50	5-1-2042	5,652,520	4,876,303
FHLMC	2.50	6-1-2042	2,047,712	1,766,522
FHLMC	2.50	8-1-2043	5,088,839	4,446,729
FHLMC	2.50	6-1-2046	6,092,379	5,323,655
FHLMC	2.50	9-1-2051	9,522,477	8,004,143
FHLMC	2.50	2-1-2052	969,247	813,108
FHLMC	2.50	3-1-2052	3,315,452	2,773,130
FHLMC	3.00	4-1-2040	2,458,103	2,246,933
FHLMC	3.00	3-1-2043	2,125,461	1,894,015
FHLMC	3.00	4-1-2043	2,886,563	2,572,275
FHLMC	3.00	8-1-2043	4,469,327	3,982,696
FHLMC	3.00	2-1-2045	6,894,542	6,146,042
FHLMC	3.00	4-1-2045	10,850,273	9,669,400
FHLMC	3.00	5-1-2045	3,658,755	3,245,663
FHLMC	3.00	9-1-2046	5,134,215	4,517,523
FHLMC	3.00	9-1-2033	1,639,397	1,552,964
FHLMC	3.00	5-1-2043	7,064,196	6,303,939
FHLMC	3.00	1-1-2046	3,538,308	3,153,360
FHLMC	3.00	2-1-2047	1,431,847	1,277,729
FHLMC	3.00	4-1-2047	21,510,952	18,937,448
FHLMC	4.00	4-1-2037	969,643	939,358
FHLMC	4.00	3-1-2050	9,785,445	9,250,650
FHLMC	4.50	6-1-2039	158,825	156,422
FHLMC	4.50	7-1-2039	183,867	180,653
FHLMC	5.50	4-1-2054	41,949,927	41,560,389
FHLMC	5.50	5-1-2054	6,774,765	6,711,855
FHLMC	6.00	7-1-2054	4,369,058	4,524,553
FHLMC	6.00	9-1-2054	86,309,463	87,924,133
FHLMC	6.00	10-1-2054	5,867,085	6,084,210
FHLMC	6.50	10-1-2054	4,018,115	4,227,206
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	4,637,752	4,211,570
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC STRIPS Series 271 Class F5 (30 Day Average U.S. SOFR+0.61%)±	5.62%	8-15-2042	$1,408,401	$1,389,550
FHLMC STRIPS Series 272 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.62	8-15-2042	2,206,250	2,176,804
FHLMC STRIPS Series 280 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.62	9-15-2042	2,273,820	2,243,335
FHLMC (30 Day Average U.S. SOFR+2.14%)±	3.96	8-1-2052	2,807,843	2,690,792
FHLMC (30 Day Average U.S. SOFR+2.31%)±	4.22	5-1-2053	8,166,698	8,020,060
FHLMC (RFUCCT1Y+1.62%)±	3.11	2-1-2050	3,291,193	3,230,713
FHLMC (RFUCCT1Y+1.64%)±	3.18	11-1-2048	2,133,749	2,153,782
FHLMC Series 1897 Class K	7.00	9-15-2026	34	34
FHLMC Series 326 Class F2 (30 Day Average U.S. SOFR+0.66%)±	5.67	3-15-2044	2,072,266	2,053,576
FHLMC Series 3693 Class FC (30 Day Average U.S. SOFR+0.61%)±	5.62	7-15-2040	1,762,138	1,745,062
FHLMC Series 3919 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.62	9-15-2041	1,667,082	1,649,233
FHLMC Series 3951 Class FN (30 Day Average U.S. SOFR+0.56%)±	5.57	11-15-2041	1,279,055	1,269,517
FHLMC Series 3958 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.57	11-15-2041	1,576,915	1,565,242
FHLMC Series 3975 Class CF (30 Day Average U.S. SOFR+0.60%)±	5.61	12-15-2041	947,385	941,713
FHLMC Series 3975 Class FA (30 Day Average U.S. SOFR+0.60%)±	5.61	12-15-2041	1,523,595	1,514,945
FHLMC Series 3990 Class FG (30 Day Average U.S. SOFR+0.56%)±	5.57	1-15-2042	1,868,451	1,855,324
FHLMC Series 4047 Class CX	3.50	5-15-2042	4,821,431	4,414,679
FHLMC Series 4059 Class FP (30 Day Average U.S. SOFR+0.56%)±	5.57	6-15-2042	2,086,986	2,071,024
FHLMC Series 4091 Class BX	3.25	10-15-2041	2,421,326	2,223,729
FHLMC Series 4091 Class MX	3.25	2-15-2042	1,979,111	1,808,779
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,502,198	1,382,215
FHLMC Series 4091 Class FN (30 Day Average U.S. SOFR+0.51%)±	5.52	8-15-2042	1,527,725	1,503,286
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,660,000	1,431,381
FHLMC Series 4122 Class FP (30 Day Average U.S. SOFR+0.51%)±	5.52	10-15-2042	2,890,001	2,843,758
FHLMC Series 4160 Class HP	2.50	1-15-2033	1,934,352	1,830,146
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	5.47	3-15-2043	1,240,553	1,224,924
FHLMC Series 4205 Class PA	1.75	5-15-2043	1,427,007	1,202,633
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.62	8-15-2043	4,046,059	3,972,358
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	5.52	11-15-2043	1,788,763	1,766,787
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.52	12-15-2043	761,937	754,623
FHLMC Series 4286 Class VF (30 Day Average U.S. SOFR+0.56%)±	5.57	12-15-2043	3,208,792	3,160,703
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.47	2-15-2044	1,336,807	1,320,949
FHLMC Series 4427 Class CE	3.00	2-15-2034	585,857	574,229
FHLMC Series 4446 Class CP	2.25	3-15-2045	1,882,034	1,634,089
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 17

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4527 Class GA	3.00%	2-15-2044	$3,328,924	$3,147,222
FHLMC Series 4533 Class AB	3.00	6-15-2044	5,063,553	4,784,615
FHLMC Series 4544 Class P	2.50	1-15-2046	10,421,554	8,942,121
FHLMC Series 4582 Class HA	3.00	9-15-2045	7,437,369	6,923,091
FHLMC Series 4587 Class AF (30 Day Average U.S. SOFR+0.46%)±	5.47	6-15-2046	2,463,911	2,437,675
FHLMC Series 4604 Class FB (30 Day Average U.S. SOFR+0.51%)±	5.52	8-15-2046	4,345,854	4,283,799
FHLMC Series 4611 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.52	6-15-2041	16,511,542	16,275,716
FHLMC Series 4620 Class LF (30 Day Average U.S. SOFR+0.51%)±	5.52	10-15-2046	2,397,032	2,367,620
FHLMC Series 4628 Class KF (30 Day Average U.S. SOFR+0.61%)±	5.62	1-15-2055	2,258,902	2,216,634
FHLMC Series 4709 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.42	8-15-2047	1,743,804	1,712,080
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,604,500	1,410,435
FHLMC Series 4719 Class LA	3.50	9-15-2047	2,134,842	1,935,149
FHLMC Series 4742 Class PA	3.00	10-15-2047	3,372,149	3,025,287
FHLMC Series 4753 Class BD	3.00	1-15-2048	1,904,599	1,665,581
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	5.42	9-15-2048	1,290,433	1,262,065
FHLMC Series 4854 Class FB (30 Day Average U.S. SOFR+0.41%)±	5.42	1-15-2049	4,570,119	4,494,137
FHLMC Series 4857 Class JA	3.35	1-15-2049	6,490,790	6,103,905
FHLMC Series 4880 Class DA	3.00	5-15-2050	2,852,739	2,572,256
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	5.37	8-25-2049	1,320,919	1,298,984
FHLMC Series 4927 Class BG	3.00	11-25-2049	2,924,182	2,646,740
FHLMC Series 4937 Class MD	2.50	10-25-2049	3,038,051	2,650,462
FHLMC Series 4940 Class AG	3.00	5-15-2040	2,029,721	1,891,982
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,669,498	1,379,635
FHLMC Series 4954 Class LB	2.50	2-25-2050	1,474,694	1,274,465
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,538,350
FHLMC Series 4979 Class UC	1.50	6-25-2050	5,417,598	4,254,603
FHLMC Series 4988 Class KF (30 Day Average U.S. SOFR+0.46%)±	5.32	7-25-2050	2,680,640	2,650,951
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	5.42	7-25-2050	11,878,396	11,530,096
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.32	8-25-2050	2,422,687	2,332,383
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,590,102	2,336,373
FHLMC Series 5058 Class BC	5.00	11-25-2050	1,909,969	1,864,785
FHLMC Series 5091 Class AB	1.50	3-25-2051	5,178,864	4,130,198
FHLMC Series 5092 Class HE	2.00	2-25-2051	3,136,301	2,548,738
FHLMC Series 5116 Class PB	2.25	2-25-2051	3,185,580	2,751,455
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,796,228	2,508,538
FHLMC Series 5119 Class AB	1.50	8-25-2049	3,025,286	2,373,535
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	5.06	6-25-2051	3,531,311	3,340,191
FHLMC Series 5143 Class GA	2.00	6-25-2049	1,793,820	1,455,151
FHLMC Series 5178 Class TP	2.50	4-25-2049	4,048,285	3,517,344
FHLMC Series 5182 Class M	2.50	5-25-2049	2,359,538	2,071,659
FHLMC Series 5184 Class AB	2.50	5-25-2048	1,810,805	1,612,012
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 5201 Class CA	2.50%	7-25-2048	$3,370,323	$3,020,944
FHLMC Series 5201 Class MN	3.00	4-25-2048	2,587,674	2,396,179
FHLMC Series 5202 Class BH	2.00	12-25-2047	1,917,385	1,734,117
FHLMC Series 5202 Class KA	2.50	6-25-2049	3,051,446	2,675,777
FHLMC Series 5202 Class LA	2.50	5-25-2049	3,688,087	3,193,932
FHLMC Series 5202 Class TA	2.50	12-25-2048	5,785,304	5,226,762
FHLMC Series 5202 Class MB	3.00	11-25-2048	4,989,885	4,492,418
FHLMC Series 5206 Class CA	3.00	2-25-2047	2,352,743	2,124,558
FHLMC Series 5206 Class CD	3.50	5-25-2049	3,803,510	3,483,369
FHLMC Series 5207 Class PA	3.00	6-25-2051	4,076,976	3,584,197
FHLMC Series 5209 Class EA	3.00	8-25-2050	3,051,214	2,756,615
FHLMC Series 5209 Class EJ	3.00	8-25-2050	3,051,214	2,756,615
FHLMC Series 5210 Class DC	3.00	9-25-2051	2,959,170	2,720,960
FHLMC Series 5214 Class BY	3.00	4-25-2052	3,164,518	2,566,949
FHLMC Series 5217 Class CD	2.50	7-25-2049	2,812,971	2,577,109
FHLMC Series 5220 Class QK	3.50	9-25-2050	5,760,659	5,416,452
FHLMC Series 5228 Class TN	3.50	7-25-2039	2,740,456	2,587,048
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	5.82	10-15-2039	5,419,207	5,422,996
FHLMC Series 5338 Class FH (30 Day Average U.S. SOFR+0.41%)±	5.42	4-15-2045	4,819,962	4,712,826
FHLMC Series 5386 Class DM	2.00	3-25-2044	3,473,606	2,458,590
FHLMC Series 5396 Class HF (30 Day Average U.S. SOFR+0.95%)±	5.81	4-25-2054	6,628,991	6,659,421
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	5.76	4-25-2054	4,269,307	4,265,736
FHLMC Series 5410 Class JY	3.00	3-15-2044	3,133,266	2,648,559
FHLMC Series 5451 Class FD (30 Day Average U.S. SOFR+0.51%)±	5.52	1-15-2044	2,606,917	2,576,240
FHLMC Series 5452 Class KY	3.00	3-15-2044	3,353,681	2,867,223
FNMA	2.00	6-1-2040	2,742,335	2,325,820
FNMA	2.00	7-1-2040	8,302,889	7,048,647
FNMA	2.00	8-1-2040	20,935,298	17,764,134
FNMA	2.00	9-1-2040	9,356,678	7,935,515
FNMA	2.00	10-1-2040	14,105,290	11,951,169
FNMA	2.00	11-1-2040	8,166,535	6,919,334
FNMA	2.00	12-1-2040	50,978,469	43,121,080
FNMA	2.00	1-1-2041	17,614,186	14,880,457
FNMA	2.00	4-1-2041	3,727,587	3,145,563
FNMA	2.00	5-1-2041	19,115,580	16,155,835
FNMA	2.00	10-1-2041	6,371,976	5,384,819
FNMA	2.00	11-1-2041	2,137,393	1,807,995
FNMA	2.00	2-1-2042	6,988,588	5,895,230
FNMA	2.00	4-1-2042	3,334,233	2,815,998
FNMA	2.00	4-1-2046	10,032,132	8,168,093
FNMA	2.00	1-1-2047	1,841,126	1,494,982
FNMA	2.00	3-1-2047	13,374,711	10,841,648
FNMA	2.50	2-1-2035	5,257,983	4,852,012
FNMA	2.50	3-1-2035	2,070,269	1,910,401
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 19

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.50%	2-1-2036	$2,970,077	$2,733,277
FNMA	2.50	11-1-2036	3,089,535	2,820,235
FNMA	2.50	12-1-2036	3,855,442	3,547,914
FNMA	2.50	12-1-2040	5,719,567	5,005,586
FNMA	2.50	5-1-2041	6,289,295	5,457,447
FNMA	2.50	8-1-2041	3,424,869	2,971,832
FNMA	2.50	2-1-2042	3,530,593	3,081,101
FNMA	2.50	4-1-2042	7,772,110	6,743,675
FNMA	2.50	5-1-2042	4,656,375	4,014,367
FNMA	2.50	6-1-2042	4,216,862	3,638,028
FNMA	2.50	5-1-2046	1,807,308	1,517,361
FNMA	2.50	12-1-2047	8,438,106	7,425,863
FNMA	2.50	10-1-2050	5,564,876	4,693,171
FNMA	2.50	3-1-2052	3,860,598	3,234,951
FNMA	3.00	11-1-2039	1,990,213	1,869,640
FNMA	3.00	5-1-2040	5,734,905	5,201,766
FNMA	3.00	11-1-2042	3,058,933	2,725,866
FNMA	3.00	1-1-2043	3,271,179	2,980,818
FNMA	3.00	2-1-2043	15,126,823	13,330,762
FNMA	3.00	7-1-2043	2,444,854	2,178,599
FNMA	3.00	8-1-2043	3,351,615	2,986,693
FNMA	3.00	9-1-2043	2,574,974	2,295,167
FNMA	3.00	12-1-2043	3,171,601	2,826,619
FNMA	3.00	2-1-2044	3,220,270	2,870,027
FNMA	3.00	10-1-2044	16,471,296	14,679,648
FNMA	3.00	2-1-2045	5,210,291	4,643,598
FNMA	3.00	10-1-2046	11,950,111	10,561,334
FNMA	3.00	11-1-2046	9,596,227	8,422,167
FNMA	3.00	12-1-2046	13,272,788	11,663,408
FNMA	3.00	2-1-2047	29,651,280	26,426,243
FNMA	3.00	9-1-2047	1,551,705	1,364,348
FNMA	3.00	2-1-2048	2,259,118	1,990,685
FNMA	3.00	4-1-2048	10,659,021	9,499,759
FNMA	3.00	8-1-2048	2,768,213	2,467,140
FNMA	3.00	1-1-2049	10,026,727	8,919,614
FNMA	3.00	10-1-2049	39,798,970	35,470,271
FNMA	3.00	2-1-2050	52,667,678	46,401,991
FNMA	3.00	5-1-2050	11,932,284	10,597,343
FNMA	3.00	7-1-2050	23,803,761	20,821,302
FNMA	3.00	4-1-2052	13,311,597	11,621,240
FNMA	3.00	7-1-2052	2,386,819	2,125,633
FNMA	3.00	10-1-2052	16,794,611	14,602,211
FNMA	3.00	2-1-2055	1,734,500	1,508,076
FNMA	3.00	7-1-2060	22,846,680	19,310,088
FNMA	3.00	8-1-2042	2,194,820	1,956,308
FNMA	3.50	10-1-2037	1,778,399	1,698,983
FNMA	3.50	6-1-2041	2,598,885	2,447,226
FNMA	3.50	5-1-2042	1,192,794	1,117,240
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.50%	6-1-2042	$2,154,193	$2,017,756
FNMA	3.50	8-1-2043	15,097,083	13,802,996
FNMA	3.50	1-1-2044	1,230,439	1,152,439
FNMA	3.50	5-1-2037	1,809,249	1,738,689
FNMA	4.00	1-1-2027	2,587,630	2,569,312
FNMA	4.00	9-1-2033	1,033,991	1,016,646
FNMA	4.00	3-1-2035	6,657,101	6,604,168
FNMA	4.00	10-1-2037	717,797	703,965
FNMA	4.00	6-1-2038	1,361,229	1,338,015
FNMA	4.00	9-1-2045	470,678	448,168
FNMA	4.00	1-1-2046	3,549,346	3,379,232
FNMA	4.00	3-1-2047	1,452,735	1,376,937
FNMA	4.00	4-1-2047	923,061	869,377
FNMA	4.00	10-1-2047	389,626	369,690
FNMA	4.00	7-1-2048	11,378,445	10,741,823
FNMA	4.00	12-1-2048	1,821,824	1,728,408
FNMA	4.00	5-1-2049	256,019	238,595
FNMA	4.50	6-1-2041	158,634	155,154
FNMA	4.50	3-1-2043	1,935,637	1,893,193
FNMA	4.50	10-1-2045	3,103,415	3,008,522
FNMA	4.50	2-1-2046	87,038	84,286
FNMA	4.50	7-1-2048	2,969,436	2,876,965
FNMA	4.50	11-1-2048	1,247,167	1,216,389
FNMA	5.50	12-1-2053	9,826,195	9,720,256
FNMA	5.50	3-1-2054	11,539,211	11,420,664
FNMA	5.50	7-1-2054	5,097,121	5,150,477
FNMA	5.50	9-1-2054	11,907,449	11,779,072
FNMA	5.50	10-1-2054	7,495,358	7,599,199
FNMA%%	5.50	11-15-2054	172,400,000	170,762,033
FNMA	6.00	2-1-2029	550	562
FNMA	6.00	3-1-2033	11,375	11,751
FNMA	6.00	11-1-2033	4,025	4,134
FNMA	6.00	12-1-2053	2,636,401	2,709,989
FNMA	6.00	6-1-2054	4,014,656	4,172,864
FNMA	6.00	7-1-2054	4,662,045	4,826,782
FNMA	6.00	9-1-2054	17,107,491	17,735,636
FNMA	6.00	10-1-2054	10,576,594	10,753,993
FNMA%%	6.00	11-15-2054	59,100,000	59,476,748
FNMA	6.50	12-1-2053	2,975,871	3,132,424
FNMA	6.50	6-1-2054	3,432,070	3,623,057
FNMA	6.50	8-1-2054	3,680,950	3,885,790
FNMA	6.50	9-1-2054	8,185,571	8,607,346
FNMA	6.50	10-1-2054	4,250,599	4,474,243
FNMA	7.50	1-1-2054	13,686,755	14,406,485
FNMA Interest STRIPS Series 414 Class A35	3.50	10-25-2042	4,082,204	3,821,541
FNMA Principal STRIPS¤	0.00	11-15-2030	18,777,000	14,352,337
FNMA (30 Day Average U.S. SOFR+2.12%)±	3.94	8-1-2052	1,921,607	1,845,986
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.11	7-1-2052	4,270,424	4,113,855
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 21

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.11%	9-1-2052	$3,817,455	$3,754,005
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.61	8-1-2052	4,577,460	4,479,580
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.13	10-1-2052	9,691,959	9,529,984
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.19	11-1-2052	3,189,193	3,138,757
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.36	7-1-2052	5,050,388	4,961,780
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.60	8-1-2052	5,491,091	5,425,159
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.65	8-1-2052	4,696,997	4,644,956
FNMA (RFUCCT1Y+1.60%)±	3.83	3-1-2050	4,263,459	4,337,999
FNMA (RFUCCT1Y+1.61%)±	2.77	6-1-2050	2,073,380	1,960,804
FNMA Series 2010-107 Class FB (30 Day Average U.S. SOFR+0.52%)±	5.38	9-25-2040	1,249,730	1,239,643
FNMA Series 2011-111 Class DB	4.00	11-25-2041	2,590,537	2,468,329
FNMA Series 2011-117 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.42	11-25-2041	1,110,352	1,101,566
FNMA Series 2011-117 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.42	11-25-2041	3,393,161	3,367,080
FNMA Series 2011-127 Class FC (30 Day Average U.S. SOFR+0.56%)±	5.42	12-25-2041	1,563,816	1,551,882
FNMA Series 2011-142 Class EF (30 Day Average U.S. SOFR+0.61%)±	5.47	1-25-2042	1,772,066	1,763,221
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	5.41	6-25-2041	1,268,629	1,259,792
FNMA Series 2012-106 Class FA (30 Day Average U.S. SOFR+0.45%)±	5.31	10-25-2042	1,074,591	1,057,683
FNMA Series 2012-12 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.47	2-25-2042	1,547,410	1,539,383
FNMA Series 2012-133 Class JF (30 Day Average U.S. SOFR+0.46%)±	5.32	12-25-2042	1,819,527	1,782,572
FNMA Series 2012-151 Class NX	1.50	1-25-2043	1,655,106	1,388,752
FNMA Series 2012-35 Class FL (30 Day Average U.S. SOFR+0.61%)±	5.47	4-25-2042	1,267,813	1,260,968
FNMA Series 2012-47 Class JF (30 Day Average U.S. SOFR+0.61%)±	5.47	5-25-2042	2,077,093	2,054,237
FNMA Series 2012-9 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.47	2-25-2042	1,192,029	1,185,563
FNMA Series 2012-9 Class WF (30 Day Average U.S. SOFR+0.61%)±	5.47	2-25-2042	1,214,628	1,207,901
FNMA Series 2013-11 Class AP	1.50	1-25-2043	4,637,036	4,197,979
FNMA Series 2013-15 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.32	3-25-2043	2,188,997	2,144,667
FNMA Series 2013-43 Class BP	1.75	5-25-2043	1,944,964	1,640,747
FNMA Series 2013-49 Class AP	1.75	5-25-2043	1,371,768	1,134,678
FNMA Series 2014-17 Class DY	3.50	4-25-2044	3,273,000	2,940,981
FNMA Series 2014-25 Class EL	3.00	5-25-2044	2,102,259	1,903,979
FNMA Series 2014-74 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.37	11-25-2044	1,751,161	1,734,098
FNMA Series 2015-26 Class GF (30 Day Average U.S. SOFR+0.41%)±	5.27	5-25-2045	3,212,419	3,142,483
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.27%	5-25-2045	$1,979,595	$1,935,529
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	5.27	7-25-2045	2,394,915	2,342,805
FNMA Series 2015-72 Class GL	3.00	10-25-2045	1,638,044	1,392,524
FNMA Series 2015-8 Class AP	2.00	3-25-2045	4,053,486	3,557,883
FNMA Series 2015-84 Class PA	1.70	8-25-2033	3,273,393	3,032,433
FNMA Series 2016-11 Class CF (30 Day Average U.S. SOFR+0.46%)±	5.32	3-25-2046	1,219,454	1,200,360
FNMA Series 2016-11 Class FG (30 Day Average U.S. SOFR+0.46%)±	5.32	3-25-2046	1,669,448	1,645,575
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	5.37	4-25-2046	7,332,355	7,249,660
FNMA Series 2016-22 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.37	4-25-2046	3,181,816	3,135,872
FNMA Series 2016-22 Class FG (30 Day Average U.S. SOFR+0.51%)±	5.37	4-25-2046	2,726,178	2,685,441
FNMA Series 2016-3 Class PL	2.50	2-25-2046	16,660,086	14,039,691
FNMA Series 2016-45 Class PB	3.00	7-25-2046	1,922,157	1,454,226
FNMA Series 2016-48 Class MA	2.00	6-25-2038	5,627,020	5,164,715
FNMA Series 2016-57 Class PC	1.75	6-25-2046	13,051,053	10,911,436
FNMA Series 2016-61 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.37	9-25-2046	809,737	803,705
FNMA Series 2016-64 Class BC	1.75	9-25-2046	3,208,873	2,928,863
FNMA Series 2016-69 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.37	10-25-2046	2,568,946	2,537,442
FNMA Series 2016-75 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.37	10-25-2046	1,989,777	1,966,483
FNMA Series 2016-78 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.37	3-25-2044	1,302,659	1,284,727
FNMA Series 2016-79 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.37	11-25-2046	1,989,674	1,966,228
FNMA Series 2016-82 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.37	11-25-2046	4,497,315	4,447,955
FNMA Series 2016-82 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.37	11-25-2046	4,046,816	3,990,558
FNMA Series 2016-84 Class FB (30 Day Average U.S. SOFR+0.51%)±	5.37	11-25-2046	1,927,559	1,899,933
FNMA Series 2016-86 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.37	11-25-2046	4,949,283	4,877,268
FNMA Series 2016-88 Class CF (30 Day Average U.S. SOFR+0.56%)±	5.42	12-25-2046	3,423,392	3,384,127
FNMA Series 2016-91 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.37	12-25-2046	1,834,985	1,815,977
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.37	3-25-2047	849,088	840,485
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	5.22	1-25-2048	847,499	834,861
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 23

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2017-12 Class FD (30 Day Average U.S. SOFR+0.51%)±	5.37%	3-25-2047	$2,087,052	$2,061,396
FNMA Series 2017-13 Class PA	3.00	8-25-2046	1,770,944	1,619,675
FNMA Series 2017-23 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.37	4-25-2047	2,187,126	2,157,733
FNMA Series 2017-24 Class PG	2.63	4-25-2047	7,053,758	6,066,291
FNMA Series 2017-26 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.32	4-25-2047	5,337,707	5,270,329
FNMA Series 2017-35 Class MC	2.63	12-25-2044	1,837,637	1,757,067
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	5.22	10-25-2047	2,138,831	2,129,772
FNMA Series 2017-9 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.37	3-25-2047	2,340,855	2,312,468
FNMA Series 2017-9 Class DF (30 Day Average U.S. SOFR+0.51%)±	5.37	3-25-2047	1,731,444	1,710,574
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	5.37	3-25-2047	922,069	913,408
FNMA Series 2017-96 Class FB (30 Day Average U.S. SOFR+0.41%)±	5.27	12-25-2047	3,243,894	3,190,018
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	5.22	2-25-2048	1,400,520	1,385,435
FNMA Series 2018-14 Class KC	3.00	3-25-2048	2,055,136	1,929,836
FNMA Series 2018-36 Class FD (30 Day Average U.S. SOFR+0.36%)±	5.22	6-25-2048	4,336,338	4,272,739
FNMA Series 2018-38 Class MA	3.30	6-25-2048	3,311,103	3,098,565
FNMA Series 2018-45 Class TM	3.00	6-25-2048	2,723,903	2,430,444
FNMA Series 2018-55 Class GA	3.38	8-25-2048	2,612,170	2,442,394
FNMA Series 2018-64 Class A	3.00	9-25-2048	2,256,060	1,951,054
FNMA Series 2018-8 Class KL	2.50	3-25-2047	2,098,464	1,846,438
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,691,162	1,614,938
FNMA Series 2018-86 Class AF (30 Day Average U.S. SOFR+0.41%)±	5.27	12-25-2048	689,403	680,952
FNMA Series 2019-13 Class PE	3.00	3-25-2049	1,693,289	1,505,210
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.47	4-25-2049	1,215,965	1,193,190
FNMA Series 2019-25 Class PA	3.00	5-25-2048	4,383,069	4,010,660
FNMA Series 2019-41 Class FG (30 Day Average U.S. SOFR+0.61%)±	5.47	8-25-2059	3,198,832	3,146,175
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.37	8-25-2049	2,335,672	2,295,464
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	5.42	11-25-2049	1,253,785	1,231,929
FNMA Series 2019-81 Class LH	3.00	12-25-2049	2,067,077	1,824,304
FNMA Series 2020-45 Class JL	3.00	7-25-2040	3,699,922	3,371,813
FNMA Series 2020-48 Class AB	2.00	7-25-2050	2,877,761	2,436,186
FNMA Series 2020-48 Class DA	2.00	7-25-2050	6,532,285	5,426,947
FNMA Series 2020-57 Class LJ	2.00	8-25-2050	15,261,000	11,030,933
FNMA Series 2020-59 Class NC	3.00	8-25-2040	2,813,321	2,550,572
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2020-70 Class AD	1.50%	10-25-2050	$8,658,223	$6,813,378
FNMA Series 2021-22 Class MN	2.75	10-25-2050	3,195,933	2,834,451
FNMA Series 2021-27 Class EC	1.50	5-25-2051	8,547,221	6,806,390
FNMA Series 2021-33 Class AV	2.50	3-25-2048	1,367,352	1,004,450
FNMA Series 2021-40 Class DW	2.00	6-25-2041	721,417	621,096
FNMA Series 2021-42 Class AC	2.00	2-25-2051	2,581,594	2,197,119
FNMA Series 2021-42 Class DC	2.00	11-25-2050	6,171,502	5,201,892
FNMA Series 2021-73 Class DJ	2.00	3-25-2049	3,519,907	2,951,052
FNMA Series 2021-76 Class KB	1.25	11-25-2051	1,476,703	1,218,353
FNMA Series 2021-78 Class ND	1.50	11-25-2051	4,750,016	3,810,292
FNMA Series 2021-86 Class MA	2.50	11-25-2047	5,270,017	4,696,137
FNMA Series 2021-91 Class AB	2.50	9-25-2049	3,161,286	2,738,828
FNMA Series 2021-95 Class CP	1.50	8-25-2051	1,679,783	1,384,930
FNMA Series 2022-11 Class D	3.00	1-25-2050	2,109,086	1,908,607
FNMA Series 2022-18 Class DL	3.25	7-25-2046	4,713,464	4,347,252
FNMA Series 2022-3 Class N	2.00	10-25-2047	9,468,266	8,184,538
FNMA Series 2022-4 Class MH	3.00	9-25-2048	3,584,443	3,287,480
FNMA Series 2022-49 Class NQ	3.00	2-25-2052	1,924,000	1,682,647
FNMA Series 2022-62 Class KA	3.25	9-25-2052	2,124,526	1,953,604
FNMA Series 2022-89 Class AY	3.00	2-25-2048	3,870,259	3,226,320
FNMA Series 2022-9 Class DJ	3.25	3-25-2049	2,580,490	2,369,251
FNMA Series 2023-14 Class EJ	2.75	4-25-2049	3,419,105	3,108,364
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.37	1-25-2050	5,242,662	5,148,537
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.52	6-25-2040	4,459,053	4,429,432
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	6.14	10-25-2039	1,463,755	1,450,627
FNMA Series 2024-64 Class KY	3.00	12-25-2043	1,950,398	1,658,737
GNMA	2.50	12-20-2037	3,643,525	3,310,522
GNMA	2.50	6-20-2038	6,840,553	6,206,676
GNMA	3.00	6-20-2043	3,773,786	3,329,995
GNMA	3.00	8-20-2043	1,189,264	1,049,480
GNMA	3.00	11-15-2047	9,519,884	8,571,162
GNMA	3.00	10-20-2050	8,132,700	7,162,990
GNMA	4.00	3-20-2048	511,263	478,003
GNMA	4.00	4-20-2048	1,935,692	1,810,102
GNMA	4.50	8-15-2047	383,041	372,054
GNMA	4.50	2-20-2049	2,534,429	2,388,821
GNMA	6.00	1-20-2053	4,181,006	4,270,828
GNMA%%	6.00	11-15-2054	4,500,000	4,532,713
GNMA%%	6.00	12-15-2054	13,700,000	13,779,256
GNMA%%	6.50	11-15-2054	81,900,000	83,204,516
GNMA Series 2010-163 Class NC	4.00	12-20-2040	2,626,494	2,568,730
GNMA Series 2013-152 Class HA	2.50	6-20-2043	2,862,546	2,598,194
GNMA Series 2014-133 Class BP	2.25	9-20-2044	2,417,318	2,129,374
GNMA Series 2014-146 Class QA	2.25	10-20-2044	750,425	668,113
GNMA Series 2014-149 Class KP	2.25	7-16-2044	2,075,203	1,867,927
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 25

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2014-181 Class L	3.00%	12-20-2044	$1,976,655	$1,755,499
GNMA Series 2015-144 Class CA	2.50	10-20-2045	3,032,151	2,630,803
GNMA Series 2016-136 Class A	3.00	7-20-2044	1,792,179	1,576,958
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,570,322	2,853,460
GNMA Series 2016-99 Class TL	2.00	4-16-2044	5,182,224	4,179,287
GNMA Series 2017-139 Class GA	3.00	9-20-2047	6,872,518	6,112,855
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	2,054,981	1,899,805
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,433,839	2,191,574
GNMA Series 2020-133 Class GA	1.00	9-20-2050	3,590,257	3,026,746
GNMA Series 2020-138 Class LE	1.50	9-20-2050	8,345,809	6,615,889
GNMA Series 2021-135 Class A	2.00	8-20-2051	2,423,175	1,968,790
GNMA Series 2021-160 Class NE	2.00	9-20-2051	18,536,872	15,451,078
GNMA Series 2021-215 Class GA	2.00	12-20-2051	16,157,595	13,753,917
GNMA Series 2021-227 Class E	2.50	7-20-2050	13,481,956	11,571,137
GNMA Series 2021-24 Class BC	1.25	2-20-2051	4,020,244	3,067,515
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,175,419	2,135,419
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,423,921	1,397,815
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,576,030	2,503,412
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,278,980	2,237,095
GNMA Series 2021-8 Class CY	5.00	1-20-2051	800,841	786,141
GNMA Series 2021-89 Class LK	2.00	5-20-2051	5,702,659	4,784,174
GNMA Series 2021-97 Class QK	2.00	6-20-2051	13,969,786	11,478,283
GNMA Series 2022-107 Class C	2.50	6-20-2051	10,525,616	8,764,719
GNMA Series 2022-153 Class KA	4.00	12-20-2049	2,949,135	2,843,434
GNMA Series 2022-191 Class B	4.00	6-20-2041	14,145,835	13,204,441
GNMA Series 2022-191 Class BY	4.00	8-20-2041	13,608,534	12,744,833
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	5.59	11-20-2052	9,738,438	9,651,789
GNMA Series 2022-205 Class A	2.00	9-20-2051	3,942,469	3,130,552
GNMA Series 2022-24 Class AH	2.50	2-20-2052	740,793	631,851
GNMA Series 2022-31 Class GH	2.50	12-20-2049	6,722,254	5,937,531
GNMA Series 2022-34 Class DN	3.50	9-20-2041	5,642,715	5,211,349
GNMA Series 2022-5 Class BA	2.00	10-20-2049	13,634,218	11,578,077
GNMA Series 2022-50 Class CA	3.00	3-20-2052	10,652,462	9,364,758
GNMA Series 2022-66 Class CG	3.50	4-20-2052	6,377,672	5,977,118
GNMA Series 2022-78 Class HW	2.50	4-20-2052	2,260,000	1,729,752
GNMA Series 2022-84 Class A	2.50	1-20-2052	3,774,793	3,129,731
GNMA Series 2022-9 Class GA	2.00	1-20-2052	2,827,369	2,321,672
GNMA Series 2023-196 Class E	3.00	9-20-2048	4,370,032	4,058,538
GNMA Series 2023-81 Class YJ	3.50	6-20-2053	13,331,906	11,294,959
GNMA Series 2024-110 Class JC	3.00	9-20-2047	17,402,070	16,335,050
GNMA Series 2024-4 Class JA	3.00	4-20-2045	14,525,500	13,788,507
GNMA Series 2024-45 Class BD	2.00	3-20-2054	2,510,779	2,238,199
Total agency securities (Cost $2,412,030,543)				2,363,054,064
Asset-backed securities: 8.01%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	10-16-2028	1,860,000	1,869,313
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14	7-16-2029	6,830,000	6,776,423
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Ally Auto Receivables Trust Series 2024-2 Class A4	4.14%	10-15-2030	$2,653,000	$2,613,493
American Express Credit Account Master Trust Series 2023-4 Class A	5.15	9-15-2030	2,377,000	2,429,113
American Express Credit Account Master Trust Series 2024-2 Class A	5.24	4-15-2031	20,335,000	20,915,178
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A3	4.38	4-18-2028	2,242,929	2,238,123
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62	11-18-2027	1,745,000	1,759,318
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	3,502,000	3,554,224
BA Credit Card Trust Series 2023-A2 Class A2	4.98	11-15-2028	14,708,000	14,848,389
BA Credit Card Trust Series 2024-A1 Class A	4.93	5-15-2029	11,388,000	11,513,205
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	2,419,000	2,394,472
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	6.50	11-26-2046	1,010,238	1,010,364
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	891,451	854,503
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,531,821	1,435,526
Discover Card Execution Note Trust Series 2023-A1 Class A	4.31	3-15-2028	5,494,000	5,472,779
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93	6-15-2028	15,637,000	15,719,287
Ford Credit Auto Lease Trust Series 2024-A Class A4	5.05	6-15-2027	1,926,000	1,934,054
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,690,097
Ford Credit Auto Owner Trust Series 2023-A Class A3	4.65	2-15-2028	7,598,000	7,601,813
Ford Credit Auto Owner Trust Series 2024-1 Class A144Aøø	4.87	8-15-2036	3,793,000	3,819,979
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30	9-15-2029	11,200,000	11,060,510
Ford Credit Floorplan Master Owner Trust A Series 2024-4 Class A144A	4.40	9-15-2031	6,969,000	6,829,691
GM Financial Automobile Leasing Trust Series 2023-2 Class A4	5.09	5-20-2027	2,343,000	2,348,589
GM Financial Automobile Leasing Trust Series 2023-3 Class A4	5.44	8-20-2027	1,557,000	1,569,564
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3	4.82	8-16-2027	2,632,256	2,632,620
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	2,770,000	2,791,930
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	4,660,000	4,615,120
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27	11-20-2028	8,152,000	8,263,408
Hyundai Auto Lease Securitization Trust Series 2023-B Class A4144A	5.17	4-15-2027	3,749,000	3,757,330
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	3,152,000	3,196,270
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3144A	4.62	4-17-2028	8,804,000	8,807,518
Hyundai Auto Lease Securitization Trust Series 2024-C Class A4144A	4.65	9-15-2028	4,412,000	4,405,416
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,897,284
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	2,348,479	2,324,539
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,663,823
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,310,056
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	2,010,000	2,030,340
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,912,185
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 27

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Private Education Loan Trust Series 2014-AA Class A3 (U.S. SOFR 1 Month+1.71%)144A±	6.52%	10-15-2031	$596,239	$597,464
Navient Private Education Loan Trust Series 2016-AA Class A2B (U.S. SOFR 1 Month+2.26%)144A±	7.07	12-15-2045	398,217	400,382
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	1,796,889	1,764,146
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	1,361,078	1,340,453
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	1,418,572	1,380,845
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	4,126,943	3,978,863
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60	8-15-2068	2,178,701	2,067,914
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	2,581,465	2,366,677
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	982,533	879,259
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	4,131,685	3,693,078
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	8,474,567	7,418,027
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	3,799,388	3,319,030
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	2,786,311	2,493,938
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	3,607,071	3,201,115
Nelnet Student Loan Trust Series 2004-3 Class A5 (90 Day Average U.S. SOFR+0.44%)±	5.63	10-27-2036	649,572	645,358
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	5.61	1-25-2037	1,515,671	1,508,045
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	5.56	10-25-2033	5,717,119	5,658,811
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	5.73	3-23-2037	5,507,652	5,461,819
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	5.75	12-24-2035	4,017,084	3,984,786
Nelnet Student Loan Trust Series 2005-4 Class A4 (90 Day Average U.S. SOFR+0.44%)±	5.81	3-22-2032	1,130,322	1,094,142
Nissan Auto Lease Trust Series 2023-B Class A4	5.61	11-15-2027	3,476,000	3,503,728
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,429,519
Nissan Auto Receivables Owner Trust Series 2024-A Class A3	5.28	12-15-2028	8,732,000	8,844,698
PenFed Auto Receivables Owner Trust Series 2022-A Class A3144A	3.96	4-15-2026	783,203	782,005
PenFed Auto Receivables Owner Trust Series 2022-A Class A4144A	4.18	12-15-2028	1,743,000	1,733,522
Santander Drive Auto Receivables Trust Series 2022-4 Class A3	4.14	2-16-2027	340,128	339,977
Santander Drive Auto Receivables Trust Series 2022-7 Class A3	5.75	4-15-2027	783,203	784,012
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63	1-16-2029	4,490,000	4,549,936
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Santander Drive Auto Receivables Trust Series 2024-4 Class A3	4.85%	1-16-2029	$4,220,000	$4,228,054
SBNA Auto Lease Trust Series 2024-C Class A4144A	4.42	3-20-2029	2,530,000	2,507,912
SBNA Auto Lease Trust Series 2024-C Class A3144A	4.56	2-22-2028	3,746,000	3,736,536
SBNA Auto Receivables Trust Series 2024-A Class A4144A	5.21	4-16-2029	1,116,000	1,123,782
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	2,598,000	2,612,351
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	971,000	976,321
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3144A	4.95	5-21-2029	5,724,000	5,748,387
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3144A	5.33	11-20-2029	3,687,000	3,735,038
SMB Private Education Loan Trust Series 2016-B Class A2A144A	2.43	2-17-2032	158,640	157,562
SMB Private Education Loan Trust Series 2016-C Class A2B (U.S. SOFR 1 Month+1.21%)144A±	6.02	9-15-2034	130,301	130,356
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	5,181,707	4,599,540
SoFi Professional Loan Program LLC Series 2017-D Class A2FX144A	2.65	9-25-2040	50,339	49,286
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	313,008	289,757
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	2,938,263	2,532,419
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54	7-15-2029	9,010,000	9,131,430
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91	5-22-2028	3,719,000	3,719,665
T-Mobile U.S. Trust Series 2024-1A Class A144A	5.05	9-20-2029	5,829,000	5,863,826
T-Mobile U.S. Trust Series 2024-2A Class A144A	4.25	5-21-2029	4,740,000	4,682,641
Toyota Auto Loan Extended Note Trust Series 2024-1A Class A144A	5.16	11-25-2036	4,758,000	4,848,116
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,160,793
Toyota Auto Receivables Owner Trust Series 2023-B Class A3	4.71	2-15-2028	4,376,000	4,380,219
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16	4-17-2028	5,998,000	6,041,057
Verizon Master Trust Series 2022-4 Class A	3.40	11-20-2028	5,594,000	5,552,640
Verizon Master Trust Series 2022-6 Class A	3.67	1-22-2029	2,699,000	2,678,694
Verizon Master Trust Series 2023-1 Class A	4.49	1-22-2029	6,417,000	6,410,011
Verizon Master Trust Series 2023-2 Class A	4.89	4-13-2028	2,391,000	2,391,915
Verizon Master Trust Series 2023-4 Class A1A	5.16	6-20-2029	11,813,000	11,910,645
Verizon Master Trust Series 2024-1 Class A1A	5.00	12-20-2028	8,712,000	8,744,960
Verizon Master Trust Series 2024-6 Class A1A	4.17	8-20-2030	8,705,000	8,629,490
Verizon Master Trust Series 2024-7 Class A144A	4.35	8-20-2032	10,063,000	9,911,610
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02	6-20-2028	5,050,000	5,077,736
WF Card Issuance Trust Series 2024-A1 Class A	4.94	2-15-2029	11,097,000	11,197,305
WF Card Issuance Trust Series 2024-A2 Class A	4.29	10-15-2029	7,171,000	7,128,185
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62	5-15-2031	3,804,000	3,791,771
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,339,000	1,359,337
World Omni Select Auto Trust Series 2023-A Class A2A	5.92	3-15-2027	973,907	975,806
Total asset-backed securities (Cost $425,252,399)				422,102,548
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 29

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 21.58%
Basic materials: 0.31%
Chemicals: 0.20%
Celanese U.S. Holdings LLC	6.38%	7-15-2032	$4,184,000	$4,341,523
Celanese U.S. Holdings LLC	6.55	11-15-2030	1,077,000	1,128,555
LYB International Finance III LLC	3.63	4-1-2051	3,683,000	2,596,854
LYB International Finance III LLC	4.20	10-15-2049	911,000	712,897
LYB International Finance III LLC	4.20	5-1-2050	2,006,000	1,564,487
				10,344,316
Mining: 0.11%
Glencore Funding LLC144A	5.63	4-4-2034	3,037,000	3,084,025
Newmont Corp./Newcrest Finance Pty. Ltd.	5.35	3-15-2034	2,673,000	2,715,514
				5,799,539
Communications: 1.49%
Internet: 0.67%
Meta Platforms, Inc.	4.55	8-15-2031	2,815,000	2,793,978
Meta Platforms, Inc.	4.75	8-15-2034	4,692,000	4,641,037
Meta Platforms, Inc.	5.40	8-15-2054	4,316,000	4,335,730
Meta Platforms, Inc.	5.55	8-15-2064	6,193,000	6,277,364
Netflix, Inc.	4.90	8-15-2034	7,488,000	7,471,269
Netflix, Inc.	5.40	8-15-2054	3,101,000	3,118,892
Uber Technologies, Inc.	4.80	9-15-2034	4,611,000	4,469,966
Uber Technologies, Inc.	5.35	9-15-2054	2,168,000	2,067,571
				35,175,807
Media: 0.58%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	929,000	635,890
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	3-1-2042	4,538,000	3,066,968
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,318,000	847,375
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	4-1-2053	2,224,000	1,780,701
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	4-1-2063	945,000	751,297
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	4,773,000	4,874,695
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	6-1-2034	4,795,000	4,884,671
Comcast Corp.	2.99	11-1-2063	2,022,000	1,207,122
Comcast Corp.	4.05	11-1-2052	1,742,000	1,375,865
Comcast Corp.	5.30	6-1-2034	3,625,000	3,688,154
Comcast Corp.	5.35	11-15-2027	3,552,000	3,636,338
Comcast Corp.	5.65	6-1-2054	3,696,000	3,749,756
				30,498,832
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.24%
AT&T, Inc.	3.50%	6-1-2041	$1,727,000	$1,353,907
AT&T, Inc.	3.50	9-15-2053	2,679,000	1,867,058
AT&T, Inc.	3.55	9-15-2055	2,675,000	1,856,832
AT&T, Inc.	3.65	9-15-2059	1,692,000	1,161,030
AT&T, Inc.	3.80	12-1-2057	4,865,000	3,493,686
Verizon Communications, Inc.	5.50	2-23-2054	3,280,000	3,262,835
				12,995,348
Consumer, cyclical: 1.50%
Airlines: 0.11%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	5,932,000	5,865,844
Auto manufacturers: 0.99%
American Honda Finance Corp.	4.85	10-23-2031	4,524,000	4,467,563
Ford Motor Credit Co. LLC	2.90	2-10-2029	13,693,000	12,224,978
Ford Motor Credit Co. LLC	4.00	11-13-2030	3,038,000	2,743,451
General Motors Financial Co., Inc.	2.70	6-10-2031	6,888,000	5,856,783
General Motors Financial Co., Inc.	5.45	9-6-2034	5,997,000	5,902,977
Hyundai Capital America144A	1.30	1-8-2026	3,408,000	3,266,594
Hyundai Capital America144A	4.55	9-26-2029	5,551,000	5,414,833
Hyundai Capital America144A%%	4.88	11-1-2027	6,382,000	6,380,786
Hyundai Capital America144A	5.60	3-30-2028	5,623,000	5,717,273
				51,975,238
Entertainment: 0.05%
Warnermedia Holdings, Inc.	5.14	3-15-2052	3,498,000	2,634,762
Retail: 0.35%
Home Depot, Inc.	3.63	4-15-2052	1,758,000	1,333,417
Home Depot, Inc.	4.75	6-25-2029	2,749,000	2,768,875
Home Depot, Inc.	4.85	6-25-2031	1,826,000	1,836,499
Home Depot, Inc.	5.30	6-25-2054	1,379,000	1,370,040
Lowe’s Cos., Inc.	4.25	4-1-2052	4,377,000	3,531,614
Lowe’s Cos., Inc.	5.63	4-15-2053	877,000	869,165
Lowe’s Cos., Inc.	5.75	7-1-2053	2,730,000	2,757,960
Lowe’s Cos., Inc.	5.85	4-1-2063	900,000	909,586
McDonald’s Corp. Series I	6.30	3-1-2038	2,755,000	3,018,983
				18,396,139
Consumer, non-cyclical: 3.80%
Agriculture: 0.71%
BAT Capital Corp.	4.39	8-15-2037	1,423,000	1,240,349
BAT Capital Corp.	4.54	8-15-2047	5,174,000	4,144,599
BAT Capital Corp.	6.00	2-20-2034	1,581,000	1,635,947
BAT Capital Corp.	7.08	8-2-2053	1,383,000	1,531,810
Bunge Ltd. Finance Corp.	1.63	8-17-2025	1,855,000	1,808,952
Bunge Ltd. Finance Corp.	4.20	9-17-2029	3,787,000	3,687,705
Bunge Ltd. Finance Corp.	4.65	9-17-2034	7,569,000	7,259,428
Philip Morris International, Inc.	4.88	2-15-2028	5,177,000	5,203,484
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 31

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agriculture(continued)
Philip Morris International, Inc.	5.00%	11-17-2025	$3,817,000	$3,836,172
Philip Morris International, Inc.	5.25	9-7-2028	2,162,000	2,205,740
Philip Morris International, Inc.	5.50	9-7-2030	2,530,000	2,607,196
Philip Morris International, Inc.	5.75	11-17-2032	2,207,000	2,298,380
				37,459,762
Beverages: 0.47%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70	2-1-2036	9,642,000	9,292,375
Anheuser-Busch InBev Worldwide, Inc.	4.38	4-15-2038	1,458,000	1,343,591
Anheuser-Busch InBev Worldwide, Inc.	5.45	1-23-2039	1,839,000	1,870,376
Anheuser-Busch InBev Worldwide, Inc.	5.80	1-23-2059	1,347,000	1,425,116
Coca-Cola Co.	4.65	8-14-2034	2,964,000	2,918,640
Coca-Cola Co.	5.20	1-14-2055	3,765,000	3,747,480
PepsiCo, Inc.	3.90	7-18-2032	4,521,000	4,295,781
				24,893,359
Biotechnology: 0.24%
Amgen, Inc.	5.60	3-2-2043	2,629,000	2,631,082
Amgen, Inc.	5.65	3-2-2053	8,385,000	8,435,549
Gilead Sciences, Inc.	4.00	9-1-2036	1,841,000	1,655,091
				12,721,722
Cosmetics/Personal Care: 0.04%
Haleon U.S. Capital LLC	3.63	3-24-2032	2,452,000	2,246,361
Healthcare-products: 0.11%
Alcon Finance Corp.144A	2.60	5-27-2030	998,000	887,589
Alcon Finance Corp.144A	5.38	12-6-2032	4,821,000	4,908,972
				5,796,561
Healthcare-services: 0.96%
Cigna Group	5.60	2-15-2054	3,102,000	3,027,175
CommonSpirit Health	3.35	10-1-2029	1,690,000	1,572,112
Elevance Health, Inc.	4.75	2-15-2030	4,553,000	4,527,001
Elevance Health, Inc.	4.95	11-1-2031	3,644,000	3,618,161
Elevance Health, Inc.	5.15	6-15-2029	3,974,000	4,025,549
Elevance Health, Inc.	5.20	2-15-2035	4,553,000	4,535,564
Elevance Health, Inc.	5.38	6-15-2034	1,809,000	1,826,230
Elevance Health, Inc.	5.70	2-15-2055	1,824,000	1,833,549
Elevance Health, Inc.	5.85	11-1-2064	911,000	919,710
HCA, Inc.	3.63	3-15-2032	2,909,000	2,616,291
HCA, Inc.	4.13	6-15-2029	9,656,000	9,299,603
HCA, Inc.	5.25	6-15-2049	1,217,000	1,102,906
HCA, Inc.	5.90	6-1-2053	2,301,000	2,275,046
UnitedHealth Group, Inc.	3.05	5-15-2041	846,000	633,606
UnitedHealth Group, Inc.	4.60	4-15-2027	3,764,000	3,786,314
UnitedHealth Group, Inc.	5.50	7-15-2044	957,000	967,733
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
UnitedHealth Group, Inc.	5.75%	7-15-2064	$1,964,000	$2,001,610
UnitedHealth Group, Inc.	5.88	2-15-2053	1,701,000	1,782,683
				50,350,843
Pharmaceuticals: 1.27%
AbbVie, Inc.	3.20	11-21-2029	6,720,000	6,281,473
AbbVie, Inc.	4.05	11-21-2039	1,909,000	1,677,590
AbbVie, Inc.	4.25	11-21-2049	4,816,000	4,089,566
AbbVie, Inc.	4.50	5-14-2035	3,953,000	3,781,469
AbbVie, Inc.	4.55	3-15-2035	4,497,000	4,328,567
AbbVie, Inc.	4.80	3-15-2027	4,558,000	4,589,162
AbbVie, Inc.	4.80	3-15-2029	4,558,000	4,594,321
AbbVie, Inc.	4.95	3-15-2031	2,736,000	2,764,126
AbbVie, Inc.	5.05	3-15-2034	4,558,000	4,591,870
AstraZeneca Finance LLC	5.00	2-26-2034	3,685,000	3,712,006
Becton Dickinson & Co.	5.08	6-7-2029	3,675,000	3,716,201
CVS Health Corp.	5.05	3-25-2048	2,715,000	2,342,305
Eli Lilly & Co.	4.20	8-14-2029	5,728,000	5,661,591
Eli Lilly & Co.	4.60	8-14-2034	5,635,000	5,507,803
Eli Lilly & Co.	4.70	2-9-2034	3,620,000	3,568,953
Eli Lilly & Co.	5.10	2-9-2064	1,818,000	1,744,247
Merck & Co., Inc.	2.35	6-24-2040	3,807,000	2,648,728
Merck & Co., Inc.	2.75	12-10-2051	1,902,000	1,206,920
				66,806,898
Energy: 0.90%
Oil & gas: 0.32%
Devon Energy Corp.	5.20	9-15-2034	4,722,000	4,545,976
Devon Energy Corp.	5.75	9-15-2054	2,360,000	2,196,227
Diamondback Energy, Inc.	5.15	1-30-2030	3,403,000	3,423,279
Diamondback Energy, Inc.	5.20	4-18-2027	1,822,000	1,840,602
Diamondback Energy, Inc.	5.40	4-18-2034	2,505,000	2,500,596
Diamondback Energy, Inc.	5.75	4-18-2054	1,828,000	1,775,589
Diamondback Energy, Inc.	5.90	4-18-2064	916,000	887,157
				17,169,426
Pipelines: 0.58%
Energy Transfer LP	5.25	7-1-2029	4,596,000	4,641,629
Energy Transfer LP	5.30	4-15-2047	1,839,000	1,654,701
Energy Transfer LP	5.60	9-1-2034	4,594,000	4,628,023
Energy Transfer LP	5.95	5-15-2054	4,188,000	4,125,189
Energy Transfer LP	6.05	9-1-2054	2,757,000	2,760,322
Enterprise Products Operating LLC	4.95	2-15-2035	3,745,000	3,684,400
Enterprise Products Operating LLC	5.55	2-16-2055	2,248,000	2,231,416
ONEOK, Inc.	5.05	11-1-2034	963,000	934,381
ONEOK, Inc.	5.70	11-1-2054	5,302,000	5,112,331
ONEOK, Inc.	5.85	11-1-2064	734,000	708,231
				30,480,623
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 33

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 7.11%
Banks: 4.95%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73%	7-22-2027	$12,343,000	$11,716,017
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	13,667,000	13,564,816
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	12,611,000	12,092,253
Citibank NA	4.84	8-6-2029	10,534,000	10,561,804
Citigroup, Inc. (U.S. SOFR+1.34%)±	4.54	9-19-2030	7,588,000	7,431,713
Citigroup, Inc. (U.S. SOFR+2.06%)±	5.83	2-13-2035	2,001,000	2,018,465
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	4,283,000	4,438,461
Citizens Financial Group, Inc. (U.S. SOFR+1.91%)±	5.72	7-23-2032	5,639,000	5,692,395
Goldman Sachs Bank USA (U.S. SOFR+0.75%)±	5.41	5-21-2027	9,232,000	9,320,457
Goldman Sachs Bank USA (U.S. SOFR+0.78%)±	5.28	3-18-2027	5,631,000	5,667,680
Goldman Sachs Group, Inc. (U.S. SOFR+1.14%)±	4.69	10-23-2030	5,502,000	5,430,058
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	7,507,000	7,524,337
Goldman Sachs Group, Inc. (U.S. SOFR+1.42%)±	5.02	10-23-2035	8,140,000	7,947,944
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	5,631,000	5,624,666
JPMorgan Chase & Co. (U.S. SOFR+0.86%)±	4.51	10-22-2028	5,539,000	5,499,866
JPMorgan Chase & Co. (U.S. SOFR+0.93%)±	4.98	7-22-2028	2,397,000	2,408,437
JPMorgan Chase & Co. (U.S. SOFR+0.93%)±	5.57	4-22-2028	5,542,000	5,640,992
JPMorgan Chase & Co. (U.S. SOFR+1.04%)±	4.60	10-22-2030	7,384,000	7,282,083
JPMorgan Chase & Co. (U.S. SOFR+1.34%)±	4.95	10-22-2035	3,693,000	3,619,770
JPMorgan Chase & Co. (U.S. SOFR+1.46%)±	5.29	7-22-2035	2,815,000	2,830,734
Morgan Stanley Bank NA (U.S. SOFR+0.93%)±	4.97	7-14-2028	6,640,000	6,676,948
Morgan Stanley Bank NA (U.S. SOFR+1.08%)±	4.95	1-14-2028	9,374,000	9,412,705
Morgan Stanley (U.S. SOFR+1.10%)±	4.65	10-18-2030	8,199,000	8,085,924
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	8,442,000	8,468,559
Morgan Stanley (U.S. SOFR+1.56%)±	5.32	7-19-2035	3,665,000	3,678,811
Morgan Stanley (U.S. SOFR+1.58%)±	5.83	4-19-2035	12,860,000	13,365,610
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	4,855,000	4,896,356
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	3,566,000	3,634,835
Morgan Stanley (U.S. SOFR+1.73%)±	5.47	1-18-2035	3,266,000	3,308,605
PNC Financial Services Group, Inc. (U.S. SOFR+1.26%)±	4.81	10-21-2032	4,221,000	4,138,318
Santander Holdings USA, Inc. (U.S. SOFR+1.94%)±	5.35	9-6-2030	6,595,000	6,527,018
Santander Holdings USA, Inc. (U.S. SOFR+2.14%)±	6.34	5-31-2035	7,025,000	7,172,886
Truist Financial Corp. (U.S. SOFR+1.92%)±	5.71	1-24-2035	1,883,000	1,917,100
Wells Fargo & Co. (U.S. SOFR+1.07%)±	5.71	4-22-2028	10,974,000	11,186,945
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.20	1-23-2030	18,356,000	18,538,473
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	1,795,000	1,833,062
Wells Fargo & Co. (U.S. SOFR+1.79%)±	6.30	10-23-2029	1,848,000	1,936,587
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	10,079,000	9,889,587
				260,981,277
Diversified financial services: 0.63%
Apollo Global Management, Inc.	5.80	5-21-2054	2,767,000	2,837,558
Ares Management Corp.	5.60	10-11-2054	2,765,000	2,685,286
BlackRock Funding, Inc.	4.90	1-8-2035	3,758,000	3,750,882
BlackRock Funding, Inc.	5.35	1-8-2055	2,724,000	2,726,520
Capital One Financial Corp. (U.S. SOFR+1.56%)±	5.46	7-26-2030	5,606,000	5,652,218
Capital One Financial Corp. (U.S. SOFR+1.99%)±	5.88	7-26-2035	3,737,000	3,797,271
The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Mastercard, Inc.	4.35%	1-15-2032	$6,594,000	$6,423,031
Mastercard, Inc.	4.55	1-15-2035	5,654,000	5,493,660
				33,366,426
Investment Companies: 0.16%
Antares Holdings LP144A	6.35	10-23-2029	3,072,000	3,032,138
Ares Strategic Income Fund144A	5.60	2-15-2030	2,773,000	2,705,946
Golub Capital Private Credit Fund144A	5.80	9-12-2029	2,863,000	2,789,685
				8,527,769
REITS: 1.37%
Agree LP	2.00	6-15-2028	2,810,000	2,535,519
Agree LP	2.60	6-15-2033	766,000	617,930
Agree LP	4.80	10-1-2032	1,690,000	1,634,457
American Homes 4 Rent LP	3.63	4-15-2032	3,101,000	2,801,148
American Homes 4 Rent LP	4.30	4-15-2052	1,390,000	1,106,590
American Homes 4 Rent LP	5.50	7-15-2034	3,679,000	3,704,236
Brixmor Operating Partnership LP	2.50	8-16-2031	2,967,000	2,509,799
Crown Castle, Inc.	2.10	4-1-2031	3,049,000	2,541,493
Crown Castle, Inc.	2.90	4-1-2041	1,643,000	1,173,079
Crown Castle, Inc.	5.20	9-1-2034	3,745,000	3,676,572
Crown Castle, Inc.	5.80	3-1-2034	5,571,000	5,729,293
ERP Operating LP	4.65	9-15-2034	2,456,000	2,358,789
Essex Portfolio LP	2.55	6-15-2031	1,600,000	1,370,076
Essex Portfolio LP	5.50	4-1-2034	1,886,000	1,904,635
Invitation Homes Operating Partnership LP	2.00	8-15-2031	535,000	438,425
Invitation Homes Operating Partnership LP	4.15	4-15-2032	3,088,000	2,866,732
Invitation Homes Operating Partnership LP	4.88	2-1-2035	2,762,000	2,641,360
Kimco Realty OP LLC	4.85	3-1-2035	2,466,000	2,372,723
Realty Income Corp.	2.10	3-15-2028	1,740,000	1,597,670
Realty Income Corp.	2.85	12-15-2032	2,246,000	1,913,358
Realty Income Corp.	3.40	1-15-2030	1,859,000	1,732,490
Realty Income Corp.	4.90	7-15-2033	2,672,000	2,626,851
Realty Income Corp.	5.13	2-15-2034	3,889,000	3,867,704
Regency Centers LP	2.95	9-15-2029	4,248,000	3,898,952
Regency Centers LP	5.25	1-15-2034	3,642,000	3,664,789
Store Capital LLC	2.70	12-1-2031	1,079,000	890,720
Store Capital LLC	2.75	11-18-2030	2,743,000	2,345,279
Store Capital LLC	4.50	3-15-2028	1,783,000	1,728,915
Store Capital LLC	4.63	3-15-2029	1,979,000	1,901,155
Sun Communities Operating LP	4.20	4-15-2032	4,033,000	3,715,349
				71,866,088
Industrial: 1.93%
Aerospace/defense: 0.34%
Boeing Co.	5.81	5-1-2050	3,229,000	3,045,471
Boeing Co.144A	6.53	5-1-2034	1,927,000	2,031,727
Howmet Aerospace, Inc.	4.85	10-15-2031	2,440,000	2,420,681
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 35

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace/defense(continued)
Lockheed Martin Corp.	4.80%	8-15-2034	$3,756,000	$3,713,156
Lockheed Martin Corp.	5.20	2-15-2064	2,625,000	2,558,772
RTX Corp.	6.40	3-15-2054	3,714,000	4,179,638
				17,949,445
Building materials: 0.02%
Owens Corning	5.95	6-15-2054	925,000	950,951
Environmental control: 0.19%
Republic Services, Inc.	5.00	11-15-2029	3,679,000	3,716,553
Waste Management, Inc.%%	4.95	3-15-2035	6,384,000	6,336,842
				10,053,395
Machinery-construction & mining: 0.36%
Caterpillar Financial Services Corp.	4.38	8-16-2029	3,756,000	3,723,928
Caterpillar Financial Services Corp.	4.45	10-16-2026	3,756,000	3,759,151
Caterpillar Financial Services Corp.	4.50	1-8-2027	1,977,000	1,983,264
Caterpillar Financial Services Corp.	4.85	2-27-2029	3,615,000	3,661,072
Caterpillar Financial Services Corp.	5.00	5-14-2027	5,481,000	5,561,520
				18,688,935
Machinery-diversified: 0.83%
John Deere Capital Corp.	4.15	9-15-2027	3,593,000	3,570,154
John Deere Capital Corp.	4.50	1-8-2027	6,305,000	6,321,906
John Deere Capital Corp.	4.50	1-16-2029	6,305,000	6,294,542
John Deere Capital Corp.	4.85	6-11-2029	3,651,000	3,685,356
John Deere Capital Corp.	4.90	6-11-2027	5,514,000	5,577,832
John Deere Capital Corp.	4.95	7-14-2028	1,429,000	1,448,232
John Deere Capital Corp.	5.10	4-11-2034	4,556,000	4,619,561
John Deere Capital Corp.	5.15	9-8-2026	6,251,000	6,343,378
John Deere Capital Corp. Series 1	5.05	6-12-2034	5,775,000	5,832,159
				43,693,120
Packaging & containers: 0.04%
Sonoco Products Co.	5.00	9-1-2034	2,283,000	2,187,203
Transportation: 0.15%
Burlington Northern Santa Fe LLC	4.45	1-15-2053	719,000	630,421
Burlington Northern Santa Fe LLC	5.20	4-15-2054	1,911,000	1,877,339
Crowley Conro LLC	4.18	8-15-2043	2,203,202	1,990,577
Union Pacific Corp.	2.38	5-20-2031	1,713,000	1,493,962
Union Pacific Corp.	2.80	2-14-2032	2,323,000	2,046,938
				8,039,237
Technology: 2.63%
Computers: 0.50%
Accenture Capital, Inc.	3.90	10-4-2027	5,547,000	5,477,882
Accenture Capital, Inc.	4.05	10-4-2029	4,621,000	4,517,957
Accenture Capital, Inc.	4.25	10-4-2031	7,397,000	7,169,401
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Computers(continued)
Accenture Capital, Inc.	4.50%	10-4-2034	$4,070,000	$3,934,152
Apple, Inc.	2.38	2-8-2041	1,310,000	930,194
Apple, Inc.	2.65	5-11-2050	1,427,000	926,795
Apple, Inc.	2.65	2-8-2051	1,102,000	709,171
Apple, Inc.	3.95	8-8-2052	3,447,000	2,858,076
				26,523,628
Semiconductors: 1.34%
Analog Devices, Inc.	5.05	4-1-2034	3,655,000	3,698,549
Analog Devices, Inc.	5.30	4-1-2054	3,292,000	3,293,393
Broadcom, Inc.144A	2.45	2-15-2031	2,817,000	2,432,664
Broadcom, Inc.	3.15	11-15-2025	2,112,000	2,078,246
Broadcom, Inc.	4.15	2-15-2028	4,560,000	4,479,957
Broadcom, Inc.	4.55	2-15-2032	4,626,000	4,473,791
Broadcom, Inc.	4.80	10-15-2034	6,475,000	6,261,612
Broadcom, Inc.144A	4.93	5-15-2037	2,574,000	2,468,379
Broadcom, Inc.	5.05	7-12-2029	6,572,000	6,628,077
Broadcom, Inc.	5.15	11-15-2031	5,633,000	5,681,811
Intel Corp.	2.80	8-12-2041	1,548,000	1,024,802
Intel Corp.	5.60	2-21-2054	1,832,000	1,694,471
Intel Corp.	5.63	2-10-2043	1,032,000	984,989
Intel Corp.	5.70	2-10-2053	3,591,000	3,356,049
Intel Corp.	5.90	2-10-2063	2,510,000	2,383,683
KLA Corp.	3.30	3-1-2050	1,476,000	1,051,150
KLA Corp.	4.70	2-1-2034	3,638,000	3,585,721
Micron Technology, Inc.	5.38	4-15-2028	9,020,000	9,152,081
Texas Instruments, Inc.	5.00	3-14-2053	3,963,000	3,804,962
Texas Instruments, Inc.	5.15	2-8-2054	1,818,000	1,781,068
				70,315,455
Software: 0.79%
Adobe, Inc.	4.95	4-4-2034	5,454,000	5,491,945
Cadence Design Systems, Inc.	4.20	9-10-2027	3,393,000	3,366,892
Cadence Design Systems, Inc.	4.30	9-10-2029	9,426,000	9,245,634
Cadence Design Systems, Inc.	4.70	9-10-2034	6,600,000	6,439,891
Intuit, Inc.	5.13	9-15-2028	3,570,000	3,646,897
Intuit, Inc.	5.20	9-15-2033	3,568,000	3,637,047
Intuit, Inc.	5.50	9-15-2053	3,578,000	3,652,146
Oracle Corp.	4.00	7-15-2046	3,126,000	2,461,033
Oracle Corp.	5.38	9-27-2054	1,900,000	1,807,654
Oracle Corp.	5.50	9-27-2064	1,900,000	1,782,334
				41,531,473
Utilities: 1.91%
Electric: 1.91%
American Transmission Systems, Inc.144A	2.65	1-15-2032	1,120,000	957,595
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,403,000	2,058,893
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,775,000	1,314,675
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 37

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Consolidated Edison Co. of New York, Inc.	3.20%	12-1-2051	$539,000	$368,587
Consolidated Edison Co. of New York, Inc.	5.38	5-15-2034	2,767,000	2,841,952
Consolidated Edison Co. of New York, Inc.	5.50	3-15-2034	4,589,000	4,758,227
Consolidated Edison Co. of New York, Inc.	5.70	5-15-2054	1,841,000	1,903,129
Consumers Energy Co.	4.70	1-15-2030	2,804,000	2,802,132
DTE Electric Co.	2.95	3-1-2050	2,806,000	1,876,535
DTE Electric Co. Series B	3.65	3-1-2052	1,285,000	973,379
DTE Energy Co.	5.85	6-1-2034	2,580,000	2,681,685
Duke Energy Carolinas LLC	2.55	4-15-2031	1,097,000	957,751
Duke Energy Carolinas LLC	2.85	3-15-2032	2,985,000	2,614,196
Duke Energy Carolinas LLC	3.55	3-15-2052	2,174,000	1,594,195
Duke Energy Carolinas LLC	5.35	1-15-2053	3,603,000	3,542,877
Duke Energy Corp.	3.50	6-15-2051	1,489,000	1,040,730
Duke Energy Florida LLC	2.40	12-15-2031	2,395,000	2,038,248
Duke Energy Progress LLC	2.50	8-15-2050	2,425,000	1,471,187
Entergy Arkansas LLC	2.65	6-15-2051	2,164,000	1,322,464
Entergy Arkansas LLC	5.15	1-15-2033	3,605,000	3,651,827
Eversource Energy	5.85	4-15-2031	3,657,000	3,790,519
Eversource Energy	5.95	7-15-2034	2,195,000	2,279,556
FirstEnergy Pennsylvania Electric Co.144A	3.25	3-15-2028	2,341,000	2,217,596
FirstEnergy Pennsylvania Electric Co.144A	4.30	1-15-2029	2,825,000	2,763,319
FirstEnergy Pennsylvania Electric Co.144A	5.15	3-30-2026	1,802,000	1,803,227
FirstEnergy Pennsylvania Electric Co.144A	5.20	4-1-2028	1,849,000	1,862,984
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,640,000	2,254,485
MidAmerican Energy Co.	2.70	8-1-2052	2,082,000	1,313,683
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,223,000	1,041,166
Mississippi Power Co. Series B	3.10	7-30-2051	2,881,000	1,888,195
Northern States Power Co.	5.40	3-15-2054	1,454,000	1,464,783
NSTAR Electric Co.	5.40	6-1-2034	2,775,000	2,835,430
Oncor Electric Delivery Co. LLC144A	5.55	6-15-2054	3,115,000	3,154,448
Pacific Gas & Electric Co.	3.50	8-1-2050	912,000	636,713
Pacific Gas & Electric Co.	3.95	12-1-2047	5,491,000	4,129,655
Pacific Gas & Electric Co.	4.20	6-1-2041	1,396,000	1,135,902
Pacific Gas & Electric Co.	4.75	2-15-2044	809,000	697,632
Pacific Gas & Electric Co.	4.95	7-1-2050	4,865,000	4,266,444
PECO Energy Co.	2.85	9-15-2051	2,899,000	1,880,607
PPL Capital Funding, Inc.	5.25	9-1-2034	1,876,000	1,861,105
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,625,000	1,067,873
Public Service Electric & Gas Co.	1.90	8-15-2031	4,130,000	3,434,630
Public Service Electric & Gas Co.	2.05	8-1-2050	667,000	374,456
Public Service Electric & Gas Co.	2.70	5-1-2050	1,124,000	719,707
Public Service Enterprise Group, Inc.	5.45	4-1-2034	3,093,000	3,127,994
Southern California Edison Co. Series C	4.13	3-1-2048	1,810,000	1,473,224
Virginia Electric & Power Co.	2.95	11-15-2051	2,403,000	1,559,621
Virginia Electric & Power Co.	5.05	8-15-2034	1,876,000	1,863,988
Virginia Electric & Power Co.	5.55	8-15-2054	3,235,000	3,263,791
				100,932,997
Total corporate bonds and notes (Cost $1,151,434,826)				1,137,218,779
The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.30%
Nevada: 0.07%
Airport revenue: 0.07%
County of Clark Department of Aviation Series C	6.82%	7-1-2045	$3,365,000	$3,850,722
New York: 0.09%
Airport revenue: 0.09%
Port Authority of New York & New Jersey	4.46	10-1-2062	5,505,000	4,883,851
Ohio: 0.04%
Education revenue: 0.04%
Ohio State University Series A	4.80	6-1-2111	1,957,000	1,767,447
Texas: 0.10%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,695,000	1,084,041
Transportation revenue: 0.08%
North Texas Tollway Authority Series B	6.72	1-1-2049	3,609,000	4,106,602
				5,190,643
Total municipal obligations (Cost $17,109,766)				15,692,663
Non-agency mortgage-backed securities: 1.45%
Angel Oak Mortgage Trust Series 2020-2 Class A1A144A±±	2.53	1-26-2065	1,048,005	968,687
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	340,645	320,852
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	2,298,088	1,903,086
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	876,387	863,702
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.60	8-15-2057	4,361,000	4,447,810
BMO Mortgage Trust Series 2024-5C4 Class A3±±	6.53	5-15-2057	3,678,000	3,879,467
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	1,139,140	1,096,586
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	530,794	522,073
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	5.62	9-15-2036	11,682,525	11,616,811
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	759,361	746,845
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	3,158,679	2,573,273
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	3,149,973	2,630,797
COMM Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,901,885	1,873,824
GS Mortgage Securities Trust Series 2015-GC32 Class A3	3.50	7-10-2048	1,702,843	1,686,991
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,733,256
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1 Class A1144A	5.31	1-25-2051	781,023	774,355
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	1,080,000	1,047,547
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	2,107,479	2,102,702
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.82	7-15-2048	3,008,000	2,945,318
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	1,174,205	1,020,958
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	2,059,402	1,760,523
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 39

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1144A±±	2.49%	9-25-2059	$628,277	$589,339
STAR Trust Series 2021-1 Class A1144A±±	1.22	5-25-2065	959,665	887,865
Starwood Mortgage Residential Trust Series 2020-1 Class A1144A±±	2.28	2-25-2050	215,885	205,292
Starwood Mortgage Residential Trust Series 2020-3 Class A1144A±±	1.49	4-25-2065	839,537	809,623
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	705,020	663,881
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16	8-25-2056	2,754,323	2,440,821
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	310,362	305,247
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,381,930	1,228,586
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	2,473,036	2,200,486
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	2,109,237	1,802,991
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	2,641,914	2,214,365
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	6,639,694	5,565,975
Verus Securitization Trust Series 2021-7 Class A1144A±±	1.83	10-25-2066	2,969,828	2,617,774
Verus Securitization Trust Series 2021-8 Class A1144A±±	1.82	11-25-2066	2,690,623	2,403,345
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	955,732	897,312
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,159,307	1,068,204
Visio Trust Series 2020-1R Class A1144A	1.31	11-25-2055	746,111	706,041
Total non-agency mortgage-backed securities (Cost $82,808,293)				76,122,610
U.S. Treasury securities: 24.79%
U.S. Treasury Bonds	1.13	5-15-2040	5,206,000	3,249,479
U.S. Treasury Bonds	1.38	11-15-2040	41,245,000	26,470,912
U.S. Treasury Bonds##	1.75	8-15-2041	133,544,000	89,573,595
U.S. Treasury Bonds##	1.88	2-15-2041	146,392,000	101,628,071
U.S. Treasury Bonds	2.00	11-15-2041	113,417,000	78,940,004
U.S. Treasury Bonds	2.38	2-15-2042	49,722,000	36,631,130
U.S. Treasury Bonds	3.00	2-15-2048	14,914,000	11,446,495
U.S. Treasury Bonds	3.00	8-15-2048	18,462,000	14,124,872
U.S. Treasury Bonds	3.00	2-15-2049	73,012,000	55,708,726
U.S. Treasury Bonds	3.13	5-15-2048	13,136,000	10,300,984
U.S. Treasury Bonds	3.38	11-15-2048	55,354,000	45,282,167
U.S. Treasury Bonds	4.13	8-15-2044	20,441,000	19,195,377
U.S. Treasury Bonds	4.25	8-15-2054	52,583,000	50,602,921
U.S. Treasury Bonds	4.63	5-15-2054	28,634,000	29,300,635
U.S. Treasury Notes	0.38	7-31-2027	66,080,000	59,673,338
U.S. Treasury Notes	0.75	3-31-2026	47,199,000	44,958,891
U.S. Treasury Notes	0.75	5-31-2026	9,920,000	9,398,813
U.S. Treasury Notes	0.75	1-31-2028	4,510,000	4,047,373
U.S. Treasury Notes	1.13	8-31-2028	29,299,000	26,174,536
U.S. Treasury Notes	1.25	4-30-2028	75,057,000	68,026,270
U.S. Treasury Notes	1.25	6-30-2028	12,992,000	11,718,175
U.S. Treasury Notes	1.38	10-31-2028	913,000	820,059
U.S. Treasury Notes	1.88	2-28-2027	7,387,000	7,018,804
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.38%	5-15-2027	$30,701,000	$29,407,001
U.S. Treasury Notes	2.75	4-30-2027	17,933,000	17,350,178
U.S. Treasury Notes	2.75	5-31-2029	16,096,000	15,148,474
U.S. Treasury Notes	2.88	5-15-2028	76,015,000	72,831,872
U.S. Treasury Notes	2.88	8-15-2028	30,191,000	28,835,943
U.S. Treasury Notes##	2.88	4-30-2029	120,621,000	114,278,975
U.S. Treasury Notes	3.38	9-15-2027	2,238,000	2,193,240
U.S. Treasury Notes	3.50	9-30-2029	1,437,000	1,395,574
U.S. Treasury Notes	3.63	8-31-2029	10,326,000	10,091,245
U.S. Treasury Notes	3.63	3-31-2030	10,272,000	9,995,539
U.S. Treasury Notes	3.75	8-31-2026	4,000	3,970
U.S. Treasury Notes	3.75	8-15-2027	3,000,000	2,970,000
U.S. Treasury Notes	3.75	8-31-2031	516,000	501,407
U.S. Treasury Notes	3.88	10-15-2027	4,195,000	4,166,159
U.S. Treasury Notes	3.88	8-15-2034	41,994,000	40,629,195
U.S. Treasury Notes	4.13	1-31-2025	2,792,000	2,788,248
U.S. Treasury Notes	4.13	10-31-2026	31,287,000	31,265,001
U.S. Treasury Notes##	4.13	10-31-2029	107,138,000	107,020,818
U.S. Treasury Notes	4.13	10-31-2031	10,860,000	10,832,850
U.S. Treasury Notes	4.50	11-30-2024	224,000	223,956
U.S. Treasury Notes	4.50	5-15-2027	204,000	205,745
Total U.S. Treasury securities (Cost $1,329,194,567)				1,306,427,017
Yankee corporate bonds and notes: 3.18%
Basic materials: 0.06%
Iron/steel: 0.06%
ArcelorMittal SA	6.35	6-17-2054	3,152,000	3,151,345
Consumer, non-cyclical: 0.62%
Commercial services: 0.02%
Adani International Container Terminal Pvt Ltd.144A	3.00	2-16-2031	1,147,890	997,526
Food: 0.27%
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL	3.00	5-15-2032	5,131,000	4,320,050
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL	3.63	1-15-2032	1,837,000	1,621,542
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL	3.75	12-1-2031	1,287,000	1,151,295
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL144A	7.25	11-15-2053	4,461,000	5,006,977
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL	6.50	12-1-2052	1,885,000	1,938,292
				14,038,156
Healthcare-products: 0.08%
DH Europe Finance II SARL	2.20	11-15-2024	4,421,000	4,415,716
Pharmaceuticals: 0.25%
AstraZeneca PLC	3.00	5-28-2051	937,000	647,470
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	1,676,000	1,651,200
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 41

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
Pfizer Investment Enterprises Pte. Ltd.	5.30%	5-19-2053	$7,564,000	$7,401,746
Pfizer Investment Enterprises Pte. Ltd.	5.34	5-19-2063	3,599,000	3,463,456
				13,163,872
Energy: 0.43%
Oil & gas: 0.16%
Petroleos Mexicanos	2.38	4-15-2025	181,450	176,956
Petroleos Mexicanos	2.46	12-15-2025	1,209,750	1,159,837
TotalEnergies Capital SA	5.15	4-5-2034	1,818,000	1,834,759
TotalEnergies Capital SA	5.28	9-10-2054	1,886,000	1,809,881
TotalEnergies Capital SA	5.43	9-10-2064	944,000	908,657
TotalEnergies Capital SA	5.49	4-5-2054	1,820,000	1,808,236
TotalEnergies Capital SA	5.64	4-5-2064	908,000	904,806
				8,603,132
Pipelines: 0.27%
Enbridge, Inc.	5.63	4-5-2034	2,726,000	2,772,056
Enbridge, Inc.	5.95	4-5-2054	908,000	928,741
Enbridge, Inc.	6.00	11-15-2028	2,701,000	2,816,522
Enbridge, Inc.	6.20	11-15-2030	2,701,000	2,867,480
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	2,976,371	2,579,458
Galaxy Pipeline Assets Bidco Ltd.144A	2.63	3-31-2036	2,554,000	2,114,930
				14,079,187
Financial: 2.02%
Banks: 2.02%
Banco Bilbao Vizcaya Argentaria SA (1 Year Treasury Constant Maturity+1.95%)±	6.03	3-13-2035	3,600,000	3,700,826
Banco Bilbao Vizcaya Argentaria SA (1 Year Treasury Constant Maturity+3.30%)±	7.88	11-15-2034	4,000,000	4,472,661
Banco Santander SA	6.61	11-7-2028	2,800,000	2,971,933
Banco Santander SA (1 Year Treasury Constant Maturity+1.65%)±	6.53	11-7-2027	2,800,000	2,894,265
Barclays PLC (U.S. SOFR+1.56%)±	4.94	9-10-2030	6,605,000	6,530,861
BBVA Bancomer SA144A	5.25	9-10-2029	3,979,000	3,944,383
BNP Paribas SA (U.S. SOFR+1.52%)144A±	5.18	1-9-2030	7,481,000	7,519,056
Canadian Imperial Bank of Commerce (U.S. SOFR+1.34%)±	4.63	9-11-2030	5,656,000	5,567,611
Deutsche Bank AG	5.41	5-10-2029	6,477,000	6,574,083
Deutsche Bank AG (U.S. SOFR+2.05%)±	5.40	9-11-2035	3,808,000	3,697,009
Deutsche Bank AG (U.S. SOFR+2.26%)±	3.74	1-7-2033	4,857,000	4,182,342
DNB Bank ASA (U.S. SOFR+1.05%)144A±%%	4.85	11-5-2030	7,277,000	7,255,860
Nordea Bank Abp144A	4.38	9-10-2029	8,470,000	8,319,195
Royal Bank of Canada (U.S. SOFR+0.86%)±	4.52	10-18-2028	7,377,000	7,337,518
Royal Bank of Canada (U.S. SOFR+1.08%)±	4.65	10-18-2030	4,608,000	4,558,920
Royal Bank of Canada (U.S. SOFR+1.10%)±	4.97	8-2-2030	6,572,000	6,586,244
Sumitomo Mitsui Trust Bank Ltd.144A	4.50	9-10-2029	3,845,000	3,788,463
Sumitomo Mitsui Trust Bank Ltd.144A	4.85	9-10-2034	2,942,000	2,880,109
UBS Group AG144A	4.28	1-9-2028	4,196,000	4,113,121
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	2,908,000	2,563,783
The accompanying notes are an integral part of these financial statements.
42 | Allspring Core Bond Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (U.S. SOFR+3.73%)144A±	4.19%	4-1-2031	$2,838,000	$2,709,812
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 1 Year+1.86%)144A±	5.38	9-6-2045	4,467,000	4,376,194
				106,544,249
Utilities: 0.05%
Electric: 0.05%
Chile Electricity Lux MPC II SARL144A	5.58	10-20-2035	2,242,000	2,228,548
Israel Electric Corp. Ltd.144A	3.75	2-22-2032	195,000	166,904
				2,395,452
Total yankee corporate bonds and notes (Cost $166,879,354)				167,388,635
Yankee government bonds: 0.92%
Australia: 0.12%
Export Finance & Insurance Corp.144A	4.63	10-26-2027	6,217,000	6,280,040
Bermuda: 0.01%
Bermuda144A	5.00	7-15-2032	315,000	307,125
Israel: 0.24%
Israel	3.88	7-3-2050	1,476,000	1,035,303
Israel	5.50	3-12-2034	5,418,000	5,278,487
Israel	5.75	3-12-2054	1,454,000	1,328,966
Israel	4.50	1-17-2033	5,809,000	5,300,713
				12,943,469
Mexico: 0.39%
Mexico	2.66	5-24-2031	6,371,000	5,282,873
Mexico	4.60	1-23-2046	3,437,000	2,607,420
Mexico	4.60	2-10-2048	1,914,000	1,435,195
Mexico	4.75	4-27-2032	2,121,000	1,969,602
Mexico	4.75	3-8-2044	1,120,000	888,515
Mexico	6.40	5-7-2054	756,000	711,585
Mexico	3.50	2-12-2034	9,227,000	7,494,039
				20,389,229
Paraguay: 0.07%
Paraguay144A	5.40	3-30-2050	4,256,000	3,768,688
Poland: 0.04%
Bank Gospodarstwa Krajowego144A	6.25	7-9-2054	2,160,000	2,204,215
Uruguay: 0.05%
Oriental Republic of Uruguay	5.25	9-10-2060	2,828,000	2,677,176
Total yankee government bonds (Cost $49,133,251)				48,569,942
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 43

Portfolio of investments—October 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.57%
Investment companies: 2.57%
Allspring Government Money Market Fund Select Class♠∞##		4.78%	135,465,545	$135,465,545
Total short-term investments (Cost $135,465,545)				135,465,545
Total investments in securities (Cost $5,769,308,544)	107.64%			5,672,041,803
Other assets and liabilities, net	(7.64)			(402,601,292)
Total net assets	100.00%			$5,269,440,511

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$92,880,101	$1,587,266,199	$(1,544,680,755)	$0	$0	$135,465,545	135,465,545	$4,569,622
The accompanying notes are an integral part of these financial statements.
44 | Allspring Core Bond Portfolio

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $5,633,842,999)	$5,536,576,258
Investments in affiliated securities, at value (cost $135,465,545)	135,465,545
Cash	831,174
Cash due from broker	510,000
Segregated cash for when-issued securities	2,650,000
Receivable for investments sold	252,466,911
Receivable for interest	30,591,602
Principal paydown receivable	71,649
Prepaid expenses and other assets	39,586
Total assets	5,959,202,725
Liabilities
Payable for when-issued transactions	460,829,628
Payable for investments purchased	227,402,495
Advisory fee payable	1,442,762
Accrued expenses and other liabilities	87,329
Total liabilities	689,762,214
Total net assets	$5,269,440,511
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 45

Statement of operations—six months ended October 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$120,396,781
Income from affiliated securities	4,569,622
Total investment income	124,966,403
Expenses
Advisory fee	9,153,401
Custody and accounting fees	95,010
Professional fees	54,693
Interest holder report expenses	3,820
Trustees’ fees and expenses	14,685
Other fees and expenses	71,970
Total expenses	9,393,579
Less: Fee waivers and/or expense reimbursements	(641,825)
Net expenses	8,751,754
Net investment income	116,214,649
Realized and unrealized gains (losses) on investments
Net realized gains on investments	12,600,078
Net change in unrealized gains (losses) on investments	141,887,979
Net realized and unrealized gains (losses) on investments	154,488,057
Net increase in net assets resulting from operations	$270,702,706
The accompanying notes are an integral part of these financial statements.
46 | Allspring Core Bond Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment income	$116,214,649	$185,689,315	$139,288,154
Net realized gains (losses) on investments	12,600,078	(192,208,650)	(329,727,880)
Net change in unrealized gains on investments	141,887,979	9,834,147	90,165,043
Net increase (decrease) in net assets resulting from operations	270,702,706	3,314,812	(100,274,683)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	568,882,795	764,324,836	747,955,348
Withdrawals	(579,502,880)	(421,264,999)	(843,243,755)
Net increase (decrease) in net assets resulting from capital share transactions	(10,620,085)	343,059,837	(95,288,407)
Total increase (decrease) in net assets	260,082,621	346,374,649	(195,563,090)
Net assets
Beginning of period	5,009,357,890	4,662,983,241	4,858,546,331
End of period	$5,269,440,511	$5,009,357,890	$4,662,983,241
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 47

Financial highlights
Financial highlights

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
			2023	2022	2021	2020	2019
Total return[2]	5.39%	0.09%	(1.88)%	(8.55)%	0.65%	9.49%	6.30%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.36%	0.36%	0.36%	0.35%	0.35%	0.35%
Net expenses[3]	0.33%	0.33%	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	4.38%	4.25%	3.08%	1.33%	1.30%	2.28%	2.93%
Supplemental Data
Portfolio turnover rate	188%	349%	384%	432%	457%	603%	577%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
48 | Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TBA sale commitments
The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying
Allspring Core Bond Portfolio | 49

Notes to financial statements (unaudited)
securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $5,784,062,163 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$27,925,542
Gross unrealized losses	(139,945,902)
Net unrealized losses	$(112,020,360)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
50 | Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,363,054,064	$0	$2,363,054,064
Asset-backed securities	0	422,102,548	0	422,102,548
Corporate bonds and notes	0	1,137,218,779	0	1,137,218,779
Municipal obligations	0	15,692,663	0	15,692,663
Non-agency mortgage-backed securities	0	76,122,610	0	76,122,610
U.S. Treasury securities	1,306,427,017	0	0	1,306,427,017
Yankee corporate bonds and notes	0	167,388,635	0	167,388,635
Yankee government bonds	0	48,569,942	0	48,569,942
Short-term investments
Investment companies	135,465,545	0	0	135,465,545
Total assets	$1,441,892,562	$4,230,149,241	$0	$5,672,041,803
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended October 31, 2024, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended October 31, 2024.
Allspring Core Bond Portfolio | 51

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$9,154,151,978	$1,299,215,536	$9,011,407,392	$1,169,839,122
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Portfolio under the agreement.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
52 | Allspring Core Bond Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Core Bond Fund | 53

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

54 | Allspring Core Bond Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Core Bond Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Core Bond Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management, for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and

Allspring Core Bond Fund | 55

Other information (unaudited)
the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Boards also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs, fair valuation designee, and derivatives risk management program manager. The Boards also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2023. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was in range of the average investment performance of its Universe for the one- and ten-year periods under review, and lower than the average investment performance of its Universe for the three- and five-year periods under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was higher than or in range of its benchmark index, the Bloomberg U.S. Aggregate Bond Index, for the one-, five-, and ten-year periods under review, and lower than its benchmark index for the three-year period under review.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance of the Feeder Fund relative to the Universe for the periods identified above. The Funds Trust Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Feeder Fund’s investment performance.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

56 | Allspring Core Bond Fund

Other information (unaudited)
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were in range of the sum of these average rates for the Feeder Fund’s expense Groups for each share class.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was in range of the median rate for the Master Portfolio’s expense Group.
The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Master Trust Board ascribed limited relevance to the allocation of fees between them.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Master Trust Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Master Portfolio and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee structure and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

Allspring Core Bond Fund | 57

Other information (unaudited)
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term.

58 | Allspring Core Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0940 10-24

Allspring Large Cap Value Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2024

Allspring Large Cap Value Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.01%
Affiliated master portfolio: 100.01%
Allspring Large Cap Value Portfolio		$178,328,901
Total investment companies (Cost $155,695,458)		178,328,901
Total investments in securities (Cost $155,695,458)	100.01%	178,328,901
Other assets and liabilities, net	(0.01)	(23,563)
Total net assets	100.00%	$178,305,338
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Large Cap Value Portfolio	78.81%	77.23%	$6,834,763	$12,188,611	$1,536,126	$267	$52,963	$178,328,901
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Value Fund

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $155,695,458)	$178,328,901
Cash	2
Receivable for Fund shares sold	43,005
Receivable from manager	19,343
Prepaid expenses and other assets	149,911
Total assets	178,541,162
Liabilities
Payable for Fund shares redeemed	149,322
Professional fees payable	27,277
Administration fees payable	23,238
Shareholder servicing fees payable	19,731
Trustees’ fees and expenses payable	5,597
Distribution fee payable	1,984
Accrued expenses and other liabilities	8,675
Total liabilities	235,824
Total net assets	$178,305,338
Net assets consist of
Paid-in capital	$110,629,769
Total distributable earnings	67,675,569
Total net assets	$178,305,338
Computation of net asset value and offering price per share
Net assets–Class A	$84,302,213
Shares outstanding–Class A1	6,189,116
Net asset value per share–Class A	$13.62
Maximum offering price per share – Class A2	$14.45
Net assets–Class C	$3,057,012
Shares outstanding–Class C1	229,738
Net asset value per share–Class C	$13.31
Net assets–Class R6	$25,499,505
Shares outstanding–Class R6[1]	1,856,031
Net asset value per share–Class R6	$13.74
Net assets–Administrator Class	$4,056,594
Shares outstanding–Administrator Class[1]	296,430
Net asset value per share–Administrator Class	$13.68
Net assets–Institutional Class	$61,390,014
Shares outstanding–Institutional Class[1]	4,468,343
Net asset value per share–Institutional Class	$13.74
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 3

Statement of operations
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $25,367)	$1,536,126
Affiliated income allocated from affiliated Master Portfolio	52,963
Interest allocated from affiliated Master Portfolio	267
Expenses allocated from affiliated Master Portfolio	(645,266)
Waivers allocated from affiliated Master Portfolio	131,024
Total investment income	1,075,114
Expenses
Management fee	45,252
Administration fees
Class A	83,533
Class C	3,151
Class R6	3,301
Administrator Class	2,571
Institutional Class	44,435
Shareholder servicing fees
Class A	104,416
Class C	3,919
Administrator Class	4,944
Distribution fee
Class C	11,756
Custody and accounting fees	3,181
Professional fees	25,060
Registration fees	18,483
Shareholder report expenses	17,324
Trustees’ fees and expenses	13,959
Other fees and expenses	5,542
Total expenses	390,827
Less: Fee waivers and/or expense reimbursements
Fund-level	(155,681)
Net expenses	235,146
Net investment income	839,968
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	6,834,763
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	12,188,611
Net realized and unrealized gains (losses) on investments	19,023,374
Net increase in net assets resulting from operations	$19,863,342
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$839,968		$2,582,647		$2,921,729
Net realized gains on investments		6,834,763		48,040,681		19,848,834
Net change in unrealized gains (losses) on investments		12,188,611		(14,723,111)		(33,458,109)
Net increase (decrease) in net assets resulting from operations		19,863,342		35,900,217		(10,687,546)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(9,124,267)		(16,304,617)
Class C		0		(388,100)		(740,826)
Class R6		0		(1,876,212)		(3,797,016)
Administrator Class		0		(416,660)		(1,047,406)
Institutional Class		0		(11,051,054)		(21,328,025)
Total distributions to shareholders		0		(22,856,293)		(43,217,890)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	105,162	1,385,579	308,556	3,739,064	415,820	5,265,311
Class C	4,521	57,921	28,639	335,449	96,897	1,168,445
Class R6	947,770	12,103,210	119,132	1,497,539	123,974	1,716,518
Administrator Class	904	11,721	3,874	48,053	3,961	50,313
Institutional Class	262,106	3,461,455	1,297,021	15,938,036	1,322,276	17,070,664
		17,019,886		21,558,141		25,271,251
Reinvestment of distributions
Class A	0	0	764,770	8,999,261	1,348,065	16,067,784
Class C	0	0	33,783	388,100	63,426	740,826
Class R6	0	0	93,000	1,104,050	148,681	1,785,702
Administrator Class	0	0	18,230	215,408	53,517	639,939
Institutional Class	0	0	925,698	10,990,717	1,765,170	21,195,384
		0		21,697,536		40,429,635
Payment for shares redeemed
Class A	(404,123)	(5,258,426)	(1,289,111)	(15,627,452)	(1,910,541)	(24,861,078)
Class C	(30,903)	(398,236)	(113,065)	(1,339,865)	(134,315)	(1,653,300)
Class R6	(239,438)	(3,177,837)	(402,689)	(4,941,445)	(510,778)	(6,892,525)
Administrator Class	(3,369)	(43,772)	(94,720)	(1,180,768)	(89,944)	(1,125,103)
Institutional Class	(3,082,726)	(39,364,646)	(3,447,189)	(42,694,554)	(3,362,511)	(44,116,398)
		(48,242,917)		(65,784,084)		(78,648,404)
Net decrease in net assets resulting from capital share transactions		(31,223,031)		(22,528,407)		(12,947,518)
Total decrease in net assets		(11,359,689)		(9,484,483)		(66,852,954)
Net assets
Beginning of period		189,665,027		199,149,510		266,002,464
End of period		$178,305,338		$189,665,027		$199,149,510
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 5

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.21	$11.52	$14.82	$17.16	$11.49	$13.01	$13.91
Net investment income	0.05 [2]	0.14 [2]	0.15 [2]	0.11	0.10	0.12	0.11
Net realized and unrealized gains (losses) on investments	1.36	2.00	(0.71)	(0.34)	6.29	(0.33)	0.02
Total from investment operations	1.41	2.14	(0.56)	(0.23)	6.39	(0.21)	0.13
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.14)	(0.11)	(0.11)	(0.13)	(0.12)
Net realized gains	0.00	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(1.45)	(2.74)	(2.11)	(0.72)	(1.31)	(1.03)
Net asset value, end of period	$13.62	$12.21	$11.52	$14.82	$17.16	$11.49	$13.01
Total return[3]	11.55%	19.27%	(4.19)%	(1.37)%	56.98%	(3.61)%	1.33%
Ratios to average net assets (annualized)*
Gross expenses	1.16%	1.22%	1.22%	1.19%	1.24%	1.27%	1.23%
Net expenses	0.99%	1.03%	1.08%	1.07%	1.07%	1.07%	1.08%
Net investment income	0.76%	1.22%	1.13%	0.69%	0.73%	0.92%	0.83%
Supplemental data
Portfolio turnover rate[4]	15%	98%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$84,302	$79,214	$77,198	$101,496	$102,332	$70,680	$79,172

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.57%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.97	$11.32	$14.61	$16.97	$11.36	$12.87	$13.75
Net investment income (loss)	0.00 [2]	0.05 [2]	0.05 [2]	(0.01)	(0.03)	0.02 [2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	1.34	1.96	(0.69)	(0.35)	6.25	(0.35)	0.03
Total from investment operations	1.34	2.01	(0.64)	(0.36)	6.22	(0.33)	0.04
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.05)	0.00	0.00	0.00	(0.01)
Net realized gains	0.00	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(1.36)	(2.65)	(2.00)	(0.61)	(1.18)	(0.92)
Net asset value, end of period	$13.31	$11.97	$11.32	$14.61	$16.97	$11.36	$12.87
Total return[3]	11.19%	18.40%	(4.85)%	(2.22)%	55.94%	(4.41)%	0.61%
Ratios to average net assets (annualized)*
Gross expenses	1.91%	1.95%	1.97%	1.94%	1.99%	2.02%	1.97%
Net expenses	1.74%	1.81%	1.83%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	0.02%	0.45%	0.36%	(0.08)%	(0.04)%	0.16%	0.07%
Supplemental data
Portfolio turnover rate[4]	15%	98%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$3,057	$3,066	$3,471	$4,103	$4,719	$3,576	$5,098

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.57%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class R6			2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.29	$11.59	$14.90	$17.24	$11.53	$13.06	$13.97
Net investment income	0.07 [2]	0.18 [2]	0.20 [2]	0.18 [2]	0.16 [2]	0.18 [2]	0.18 [2]
Net realized and unrealized gains (losses) on investments	1.38	2.03	(0.70)	(0.34)	6.32	(0.33)	0.00 [3]
Total from investment operations	1.45	2.21	(0.50)	(0.16)	6.48	(0.15)	0.18
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.21)	(0.18)	(0.16)	(0.20)	(0.18)
Net realized gains	0.00	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(1.51)	(2.81)	(2.18)	(0.77)	(1.38)	(1.09)
Net asset value, end of period	$13.74	$12.29	$11.59	$14.90	$17.24	$11.53	$13.06
Total return[4]	11.80%	19.73%	(3.75)%	(0.98)%	57.75%	(3.25)%	1.74%
Ratios to average net assets (annualized)*
Gross expenses	0.73%	0.79%	0.78%	0.76%	0.82%	0.84%	0.79%
Net expenses	0.56%	0.64%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.09%	1.63%	1.55%	1.11%	1.14%	1.33%	1.27%
Supplemental data
Portfolio turnover rate[5]	15%	98%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$25,500	$14,102	$15,505	$23,487	$47,301	$37,859	$68,366

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.56%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Administrator Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.26	$11.55	$14.86	$17.20	$11.51	$13.03	$13.92
Net investment income	0.06 [2]	0.15 [2]	0.16 [2]	0.12 [2]	0.11 [2]	0.13 [2]	0.12 [2]
Net realized and unrealized gains (losses) on investments	1.36	2.02	(0.72)	(0.33)	6.30	(0.33)	0.02
Total from investment operations	1.42	2.17	(0.56)	(0.21)	6.41	(0.20)	0.14
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.15)	(0.13)	(0.11)	(0.14)	(0.12)
Net realized gains	0.00	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(1.46)	(2.75)	(2.13)	(0.72)	(1.32)	(1.03)
Net asset value, end of period	$13.68	$12.26	$11.55	$14.86	$17.20	$11.51	$13.03
Total return[3]	11.58%	19.44%	(4.18)%	(1.29)%	57.12%	(3.56)%	1.44%
Ratios to average net assets (annualized)*
Gross expenses	1.09%	1.14%	1.14%	1.11%	1.17%	1.19%	1.15%
Net expenses	0.92%	0.95%	1.00%	0.99%	0.99%	0.99%	1.00%
Net investment income	0.83%	1.32%	1.21%	0.76%	0.81%	1.00%	0.90%
Supplemental data
Portfolio turnover rate[4]	15%	98%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$4,057	$3,665	$4,292	$6,001	$5,980	$6,167	$9,274

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.57%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.30	$11.59	$14.90	$17.24	$11.53	$13.05	$13.96
Net investment income	0.08 [2]	0.17 [2]	0.19 [2]	0.16	0.15	0.16	0.14
Net realized and unrealized gains (losses) on investments	1.36	2.03	(0.71)	(0.34)	6.32	(0.33)	0.02
Total from investment operations	1.44	2.20	(0.52)	(0.18)	6.47	(0.17)	0.16
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.19)	(0.16)	(0.15)	(0.17)	(0.16)
Net realized gains	0.00	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(1.49)	(2.79)	(2.16)	(0.76)	(1.35)	(1.07)
Net asset value, end of period	$13.74	$12.30	$11.59	$14.90	$17.24	$11.53	$13.05
Total return[3]	11.71%	19.69%	(3.92)%	(1.08)%	57.58%	(3.33)%	1.64%
Ratios to average net assets (annualized)*
Gross expenses	0.84%	0.89%	0.89%	0.86%	0.91%	0.94%	0.90%
Net expenses	0.67%	0.74%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.13%	1.53%	1.45%	1.01%	1.05%	1.25%	1.17%
Supplemental data
Portfolio turnover rate[4]	15%	98%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$61,390	$89,618	$98,683	$130,915	$156,330	$96,838	$108,613

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.57%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Value Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Large Cap Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of October 31, 2024, the Fund owned 77.23% of Allspring Large Cap Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended October 31, 2024 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Large Cap Value Fund | 11

Notes to financial statements (unaudited)
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $155,018,645 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$23,310,256
Gross unrealized losses	(0)
Net unrealized gains	$23,310,256
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At October 31, 2024, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal	$178,328,901
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2024, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
12 | Allspring Large Cap Value Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

	EXPENSE RATIO CAPS	PRIOR TO OCTOBER 1, 2024
Class A	0.82%	1.01%
Class C	1.57	1.76
Class R6	0.40	0.59
Administrator Class	0.75	0.94
Institutional Class	0.50	0.69
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2024, Allspring Funds Distributor received $306 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2024 were $27,462,387 and $52,777,213, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Large Cap Value Fund | 13

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.52%
Communication services: 3.97%
Interactive media & services: 3.97%
Alphabet, Inc. Class C	53,109	$9,171,393
Consumer discretionary: 5.23%
Automobiles: 2.90%
General Motors Co.	131,764	6,688,341
Household durables: 1.17%
D.R. Horton, Inc.	15,999	2,703,831
Textiles, apparel & luxury goods: 1.16%
NIKE, Inc. Class B	34,794	2,683,661
Consumer staples: 8.67%
Beverages: 1.85%
Keurig Dr Pepper, Inc.	129,580	4,269,661
Consumer staples distribution & retail : 1.70%
Walmart, Inc.	47,837	3,920,242
Food products: 2.41%
Mondelez International, Inc. Class A	81,097	5,553,523
Personal care products: 2.71%
Unilever PLC ADR	102,894	6,267,273
Energy: 6.61%
Oil, gas & consumable fuels: 6.61%
ConocoPhillips	47,539	5,207,422
EOG Resources, Inc.	31,640	3,858,815
Exxon Mobil Corp.	53,122	6,203,587
		15,269,824
Financials: 21.18%
Banks: 9.49%
Bank of America Corp.	164,462	6,877,801
Citigroup, Inc.	128,472	8,244,048
JPMorgan Chase & Co.	30,637	6,798,963
		21,920,812
Capital markets: 3.14%
Intercontinental Exchange, Inc.	46,433	7,237,512
Financial services: 6.33%
Berkshire Hathaway, Inc. Class B†	18,454	8,321,278
Fiserv, Inc.†	31,814	6,295,990
		14,617,268
Insurance: 2.22%
American International Group, Inc.	67,445	5,117,727
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Cap Value Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Health care: 13.51%
Biotechnology: 1.68%
Vertex Pharmaceuticals, Inc.†	8,151	$3,879,713
Health care equipment & supplies: 2.66%
Medtronic PLC	68,936	6,152,538
Health care providers & services: 6.67%
Cigna Group	18,778	5,911,502
Humana, Inc.	10,087	2,600,731
Labcorp Holdings, Inc.	30,173	6,887,591
		15,399,824
Life sciences tools & services: 0.63%
ICON PLC†	6,565	1,458,152
Pharmaceuticals: 1.87%
Merck & Co., Inc.	42,124	4,310,128
Industrials: 16.44%
Aerospace & defense: 4.00%
L3Harris Technologies, Inc.	16,707	4,134,481
RTX Corp.	42,138	5,098,277
		9,232,758
Commercial services & supplies: 1.13%
Waste Management, Inc.	12,086	2,608,763
Ground transportation: 3.74%
Canadian Pacific Kansas City Ltd.	111,877	8,632,429
Industrial conglomerates: 2.33%
3M Co.	10,392	1,335,060
Honeywell International, Inc.	19,644	4,040,378
		5,375,438
Machinery: 1.11%
Caterpillar, Inc.	6,827	2,568,317
Trading companies & distributors: 4.13%
AerCap Holdings NV	83,505	7,811,893
Air Lease Corp. Class A	38,859	1,723,397
		9,535,290
Information technology: 10.41%
IT services: 4.25%
Accenture PLC Class A	15,524	5,352,986
International Business Machines Corp.	21,605	4,466,185
		9,819,171
Semiconductors & semiconductor equipment: 2.65%
NXP Semiconductors NV	26,104	6,121,388
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Portfolio | 15

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Software: 3.51%
Cadence Design Systems, Inc.†	12,880	$3,556,426
Microsoft Corp.	11,153	4,532,021
		8,088,447
Materials: 4.10%
Chemicals: 2.95%
CF Industries Holdings, Inc.	56,945	4,682,587
Sherwin-Williams Co.	5,923	2,124,995
		6,807,582
Construction materials: 1.15%
Vulcan Materials Co.	9,733	2,666,161
Real estate: 5.37%
Real estate management & development: 3.53%
CBRE Group, Inc. Class A†	62,290	8,158,121
Specialized REITs : 1.84%
Public Storage	12,892	4,242,242
Utilities: 3.03%
Electric utilities: 3.03%
NextEra Energy, Inc.	88,268	6,995,239
Total common stocks (Cost $189,530,621)		227,472,769

		Yield
Short-term investments: 1.53%
Investment companies: 1.53%
Allspring Government Money Market Fund Select Class♠∞		4.78%	3,539,399	3,539,399
Total short-term investments (Cost $3,539,399)				3,539,399
Total investments in securities (Cost $193,070,020)	100.05%			231,012,168
Other assets and liabilities, net	(0.05)			(116,048)
Total net assets	100.00%			$230,896,120

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
16 | Allspring Large Cap Value Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,084,378	$22,056,549	$(22,601,528)	$0	$0	$3,539,399	3,539,399	$68,585
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Portfolio | 17

Statements of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $189,530,621)	$227,472,769
Investments in affiliated securities, at value (cost $3,539,399)	3,539,399
Cash	22
Receivable for dividends	76,769
Prepaid expenses and other assets	15,006
Total assets	231,103,965
Liabilities
Payable for investments purchased	79,023
Advisory fee payable	70,131
Professional fees payable	24,935
Trustees’ fees and expenses payable	4,775
Accrued expenses and other liabilities	28,981
Total liabilities	207,845
Total net assets	$230,896,120
The accompanying notes are an integral part of these financial statements.
18 | Allspring Large Cap Value Portfolio

Statement of operations
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $32,929)	$1,989,448
Income from affiliated securities	68,585
Interest	346
Total investment income	2,058,379
Expenses
Advisory fee	761,954
Custody and accounting fees	7,211
Professional fees	28,650
Registration fees	29
Interest holder report expenses	2,746
Trustees’ fees and expenses	13,599
Interest expense	12,758
Other fees and expenses	9,082
Total expenses	836,029
Less: Fee waivers and/or expense reimbursements	(169,739)
Net expenses	666,290
Net investment income	1,392,089
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	8,860,410
Foreign currency and foreign currency translations	(437)
Net realized gains on investments	8,859,973
Net change in unrealized gains (losses) on
Unaffiliated securities	15,785,003
Foreign currency and foreign currency translations	(78)
Net change in unrealized gains (losses) on investments	15,784,925
Net realized and unrealized gains (losses) on investments	24,644,898
Net increase in net assets resulting from operations	$26,036,987
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Portfolio | 19

Statement of operations
Statements of changes in net assets
	Six months ended October 31, 2024 (unaudited)	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment income	$1,392,089	$3,829,755	$4,389,636
Net realized gains on investments	8,859,973	60,108,038	24,842,159
Net change in unrealized gains (losses) on investments	15,784,925	(17,635,165)	(41,838,078)
Net increase (decrease) in net assets resulting from operations	26,036,987	46,302,628	(12,606,283)
Capital transactions
Contributions	1,290,008	8,601,975	9,137,304
Withdrawals	(37,080,726)	(67,469,900)	(76,376,645)
Net decrease in net assets resulting from capital share transactions	(35,790,718)	(58,867,925)	(67,239,341)
Total decrease in net assets	(9,753,731)	(12,565,297)	(79,845,624)
Net assets
Beginning of period	240,649,851	253,215,148	333,060,772
End of period	$230,896,120	$240,649,851	$253,215,148
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Large Cap Value Portfolio

Financial highlights
Financial highlights

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
			2023	2022	2021	2020	2019
Total return[2]	11.81%	19.77%	(3.77)%	(1.05)%	57.96%	(3.40)%	1.80%
Ratios to average net assets (annualized)
Gross expenses*	0.71%	0.69%	0.71%	0.69%	0.68%	0.68%	0.67%
Net expenses*,3	0.57%	0.63%	0.64%	0.64%	0.64%	0.64%	0.67%
Net investment income*	1.19%	1.63%	1.56%	1.12%	1.16%	1.36%	1.27%
Supplemental Data
Portfolio turnover rate	15%	98%	29%	32%	38%	33%	47%

*	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended October 31, 2024 (unaudited)	0.01%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Portfolio | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
22 | Allspring Large Cap Value Portfolio

Notes to financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $194,126,573 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$42,229,285
Gross unrealized losses	(5,343,690)
Net unrealized gains	$36,885,595
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,171,393	$0	$0	$9,171,393
Consumer discretionary	12,075,833	0	0	12,075,833
Consumer staples	20,010,699	0	0	20,010,699
Energy	15,269,824	0	0	15,269,824
Financials	48,893,319	0	0	48,893,319
Health care	31,200,355	0	0	31,200,355
Industrials	37,952,995	0	0	37,952,995
Information technology	24,029,006	0	0	24,029,006
Materials	9,473,743	0	0	9,473,743
Real estate	12,400,363	0	0	12,400,363
Utilities	6,995,239	0	0	6,995,239
Short-term investments
Investment companies	3,539,399	0	0	3,539,399
Total assets	$231,012,168	$0	$0	$231,012,168
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Large Cap Value Portfolio | 23

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.650%
Next $500 million	0.625
Next $1 billion	0.600
Next $2 billion	0.575
Next $4 billion	0.550
Next $4 billion	0.525
Next $4 billion	0.500
Over $16 billion	0.475
For the six months ended October 31, 2024, the advisory fee was equivalent to an annual rate of 0.65% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2024 were $35,592,759 and $68,385,377, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
During the six months ended October 31, 2024, the Portfolio had average borrowings outstanding of $387,500 at an average rate of 6.53% and paid interest in the amount of $12,758.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
24 | Allspring Large Cap Value Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Large Cap Value Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring Large Cap Value Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management, advisory, and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Large Cap Value Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Large Cap Value Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management, for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and

Allspring Large Cap Value Fund | 27

Other information (unaudited)
the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Boards also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs and fair valuation designee. The Boards also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2023. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was higher than or in range of the average investment performance of its Universe for all periods under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was higher than its benchmark index, the Russell 1000® Value Index, for all periods under review.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board noted Allspring Funds Management had agreed to reduce the net operating expense caps for each share class of the Feeder Fund.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management, advisory, and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

28 | Allspring Large Cap Value Fund

Other information (unaudited)
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were in range of the sum of these average rates for the Feeder Fund’s expense Groups for each share class, except for Administrator Class shares for which it was higher than the sum of these average rates for the Feeder Fund’s expense Group.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was equal to the median rate for the Master Portfolio’s expense Group.
The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Master Trust Board ascribed limited relevance to the allocation of fees between them.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Master Trust Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Master Portfolio and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee structure and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Allspring Large Cap Value Fund | 29

Other information (unaudited)
Other benefits to Allspring Funds Management and the Sub-Adviser
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term.

30 | Allspring Large Cap Value Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS1863 10-24

Allspring Emerging Growth Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2024

Allspring Emerging Growth Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.05%
Communication services: 0.99%
Entertainment: 0.66%
Liberty Media Corp.-Liberty Live Class C†	31,505	$1,838,632
Media: 0.33%
Criteo SA ADR†	27,064	911,515
Consumer discretionary: 10.27%
Automobile components: 1.79%
Modine Manufacturing Co.†	42,403	4,993,801
Diversified consumer services: 3.90%
Bright Horizons Family Solutions, Inc.†	36,410	4,859,643
Duolingo, Inc.†	9,612	2,816,028
Stride, Inc.†	34,063	3,177,396
		10,853,067
Hotels, restaurants & leisure: 3.25%
Dutch Bros, Inc. Class A†	105,236	3,485,416
First Watch Restaurant Group, Inc.†	133,106	2,262,137
Sweetgreen, Inc. Class A†	91,308	3,296,219
		9,043,772
Household durables: 1.33%
Taylor Morrison Home Corp. Class A†	54,315	3,720,577
Consumer staples: 4.35%
Food products: 1.65%
Freshpet, Inc.†	34,678	4,596,222
Personal care products: 2.70%
BellRing Brands, Inc.†	67,782	4,462,089
e.l.f. Beauty, Inc.†	29,013	3,053,619
		7,515,708
Financials: 5.30%
Capital markets: 0.76%
Hamilton Lane, Inc. Class A	11,743	2,109,513
Financial services: 1.22%
Shift4 Payments, Inc. Class A†	37,482	3,389,872
Insurance: 3.32%
Palomar Holdings, Inc.†	48,247	4,331,133
Skyward Specialty Insurance Group, Inc.†	111,468	4,928,000
		9,259,133
Health care: 24.81%
Biotechnology: 7.45%
ADMA Biologics, Inc.†	43,730	713,236
The accompanying notes are an integral part of these financial statements.
2 | Allspring Emerging Growth Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
ARS Pharmaceuticals, Inc.†	98,870	$1,455,366
CareDx, Inc.†	48,736	1,078,528
Cytokinetics, Inc.†	24,270	1,237,770
Insmed, Inc.†	23,585	1,586,799
Krystal Biotech, Inc.†	11,580	1,997,897
Natera, Inc.†	27,767	3,358,696
Soleno Therapeutics, Inc.†	40,463	2,227,893
Vaxcyte, Inc.†	22,221	2,363,203
Vericel Corp.†	107,212	4,721,617
		20,741,005
Health care equipment & supplies: 7.15%
Glaukos Corp.†	41,908	5,542,333
Inspire Medical Systems, Inc.†	17,397	3,393,111
iRhythm Technologies, Inc.†	25,347	1,836,137
Lantheus Holdings, Inc.†	25,347	2,784,114
PROCEPT BioRobotics Corp.†	40,579	3,652,110
RxSight, Inc.†	53,057	2,687,868
		19,895,673
Health care providers & services: 7.73%
Ensign Group, Inc.	21,906	3,395,211
GeneDx Holdings Corp. Class A†	26,143	2,135,622
HealthEquity, Inc.†	48,026	4,094,217
PACS Group, Inc.†	94,359	4,027,242
RadNet, Inc.†	121,112	7,877,124
		21,529,416
Pharmaceuticals: 2.48%
Corcept Therapeutics, Inc.†	30,925	1,514,397
Ligand Pharmaceuticals, Inc.†	29,638	3,132,737
Tarsus Pharmaceuticals, Inc.†	50,893	2,264,229
		6,911,363
Industrials: 25.62%
Aerospace & defense: 1.21%
AAR Corp.†	57,349	3,366,386
Building products: 2.18%
AAON, Inc.	53,135	6,069,080
Commercial services & supplies: 5.37%
ACV Auctions, Inc. Class A†	143,470	2,480,596
Casella Waste Systems, Inc. Class A†	61,053	5,975,868
CECO Environmental Corp.†	120,178	2,860,236
Tetra Tech, Inc.	74,274	3,630,513
		14,947,213
Construction & engineering: 5.51%
Comfort Systems USA, Inc.	12,043	4,709,295
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 3

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Construction & engineering(continued)
Construction Partners, Inc. Class A†	52,472	$4,131,120
Sterling Infrastructure, Inc.†	42,077	6,498,793
		15,339,208
Electrical equipment: 0.96%
American Superconductor Corp.†	109,021	2,673,195
Ground transportation: 1.03%
Saia, Inc.†	5,888	2,876,936
Machinery: 1.45%
Esab Corp.	32,686	4,021,685
Marine transportation: 0.91%
Kirby Corp.†	22,117	2,538,147
Professional services: 3.52%
ICF International, Inc.	25,542	4,306,126
Parsons Corp.†	50,792	5,493,663
		9,799,789
Trading companies & distributors: 3.48%
Applied Industrial Technologies, Inc.	25,166	5,828,194
SiteOne Landscape Supply, Inc.†	21,197	2,962,069
Xometry, Inc. Class A†	46,167	908,566
		9,698,829
Information technology: 22.18%
Electronic equipment, instruments & components: 5.57%
Celestica, Inc.†	50,401	3,447,429
Fabrinet†	15,592	3,757,204
Littelfuse, Inc.	16,959	4,148,680
Novanta, Inc.†	24,337	4,143,131
		15,496,444
IT services: 1.92%
Globant SA†	10,565	2,217,488
Wix.com Ltd.†	18,695	3,124,308
		5,341,796
Semiconductors & semiconductor equipment: 2.45%
Camtek Ltd.	29,359	2,335,802
Impinj, Inc.†	4,698	892,573
Onto Innovation, Inc.†	18,145	3,598,698
		6,827,073
Software: 12.24%
Appfolio, Inc. Class A†	3,132	651,049
CCC Intelligent Solutions Holdings, Inc.†	238,203	2,479,693
Clearwater Analytics Holdings, Inc. Class A†	259,117	6,765,545
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Growth Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Software(continued)
CommVault Systems, Inc.†	33,743	$5,270,319
CyberArk Software Ltd.†	21,076	5,827,936
Descartes Systems Group, Inc.†	45,050	4,682,046
SPS Commerce, Inc.†	23,652	3,902,580
Varonis Systems, Inc. Class B†	89,688	4,517,585
		34,096,753
Materials: 2.53%
Chemicals: 0.19%
Aspen Aerogels, Inc.†	29,740	530,562
Metals & mining: 2.34%
ATI, Inc.†	48,349	2,548,476
Carpenter Technology Corp.	26,633	3,981,633
		6,530,109
Total common stocks (Cost $197,804,844)		267,462,474

		Yield
Short-term investments: 4.14%
Investment companies: 4.14%
Allspring Government Money Market Fund Select Class♠∞		4.78%	11,536,230	11,536,230
Total short-term investments (Cost $11,536,230)				11,536,230
Total investments in securities (Cost $209,341,074)	100.19%			278,998,704
Other assets and liabilities, net	(0.19)			(537,880)
Total net assets	100.00%			$278,460,824

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$26,292,438	$(14,756,208)	$0	$0	$11,536,230	11,536,230	$22,572
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 5

Portfolio of investments—October 31, 2024 (unaudited)

Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Emerging Growth Portfolio*	87.86%	0.00%	$29,779,413	$(70,848,386)	$59,597	$0	$58,311	$0

*	Liquidated on September 13, 2024
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Emerging Growth Fund

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $197,804,844)	$267,462,474
Investments in affiliated securities, at value (cost $11,536,230)	11,536,230
Cash	114
Receivable for investments sold	1,228,143
Receivable for Fund shares sold	29,736
Receivable for dividends	21,833
Prepaid expenses and other assets	136,199
Total assets	280,414,729
Liabilities
Payable for investments purchased	1,495,747
Management fee payable	170,389
Payable for Fund shares redeemed	128,376
Administration fees payable	32,556
Shareholder servicing fee payable	29,664
Trustees’ fees and expenses payable	6,368
Distribution fee payable	495
Accrued expenses and other liabilities	90,310
Total liabilities	1,953,905
Total net assets	$278,460,824
Net assets consist of
Paid-in capital	$95,352,316
Total distributable earnings	183,108,508
Total net assets	$278,460,824
Computation of net asset value and offering price per share
Net assets–Class A	$120,739,851
Shares outstanding–Class A1	11,630,237
Net asset value per share–Class A	$10.38
Maximum offering price per share – Class A2	$11.01
Net assets–Class C	$748,807
Shares outstanding–Class C1	104,571
Net asset value per share–Class C	$7.16
Net assets–Class R6	$74,404,543
Shares outstanding–Class R6[1]	5,858,605
Net asset value per share–Class R6	$12.70
Net assets–Administrator Class	$14,836,434
Shares outstanding–Administrator Class[1]	1,326,647
Net asset value per share–Administrator Class	$11.18
Net assets–Institutional Class	$67,731,189
Shares outstanding–Institutional Class[1]	5,373,988
Net asset value per share–Institutional Class	$12.60
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 7

Statement of operations
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio	$59,597
Affiliated income allocated from affiliated Master Portfolio	58,311
Income from affiliated securities	22,572
Dividends	8,173
Expenses allocated from affiliated Master Portfolio	(808,486)
Waivers allocated from affiliated Master Portfolio	30,862
Total investment income	(628,971)
Expenses
Management fee	356,976
Administration fees
Class A	120,655
Class C	763
Class R6	7,966
Administrator Class	9,680
Institutional Class	49,066
Shareholder servicing fees
Class A	150,819
Class C	953
Administrator Class	18,597
Distribution fee
Class C	2,859
Custody and accounting fees	5,187
Professional fees	24,349
Registration fees	26,847
Shareholder report expenses	13,258
Trustees’ fees and expenses	13,694
Other fees and expenses	6,367
Total expenses	808,036
Less: Fee waivers and/or expense reimbursements
Fund-level	(185,450)
Class A	(3,496)
Class R6	(1,743)
Administrator Class	(418)
Institutional Class	(5,281)
Net expenses	611,648
Net investment loss	(1,240,619)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Growth Fund

Statement of operations
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains on
Investments allocated from affiliated Master Portfolio	$29,779,413
Unaffiliated securities	85,174,854
Net realized gains on investments	114,954,267
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolio	(70,848,386)
Unaffiliated securities	(11,242,243)
Net change in unrealized gains (losses) on investments	(82,090,629)
Net realized and unrealized gains (losses) on investments	32,863,638
Net increase in net assets resulting from operations	$31,623,019
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment loss		$(1,240,619)		$(2,100,766)		$(2,344,941)
Net realized gains (losses) on investments		114,954,267		(1,846,187)		(5,001,838)
Net change in unrealized gains (losses) on investments		(82,090,629)		20,768,417		1,055,644
Net increase (decrease) in net assets resulting from operations		31,623,019		16,821,464		(6,291,135)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	55,049	549,829	214,905	1,960,909	411,868	3,634,624
Class C	576	3,931	11,206	70,979	4,232	26,812
Class R6	3,017,879	35,923,105	1,456,816	16,086,477	728,487	8,110,513
Administrator Class	42,083	455,975	132,497	1,283,507	169,603	1,635,469
Institutional Class	438,995	5,360,983	1,349,570	14,593,003	1,811,034	19,525,541
		42,293,823		33,994,875		32,932,959
Payment for shares redeemed
Class A	(719,093)	(7,214,914)	(1,796,403)	(16,157,052)	(1,671,745)	(14,944,143)
Class C	(10,218)	(71,746)	(54,138)	(330,532)	(127,934)	(770,829)
Class R6	(803,007)	(9,975,907)	(494,747)	(5,425,197)	(270,345)	(2,758,578)
Administrator Class	(111,742)	(1,204,215)	(378,152)	(3,653,592)	(372,127)	(3,604,407)
Institutional Class	(1,698,668)	(21,019,673)	(6,462,577)	(70,878,959)	(4,697,411)	(50,099,244)
		(39,486,455)		(96,445,332)		(72,177,201)
Net increase (decrease) in net assets resulting from capital share transactions		2,807,368		(62,450,457)		(39,244,242)
Total increase (decrease) in net assets		34,430,387		(45,628,993)		(45,535,377)
Net assets
Beginning of period		244,030,437		289,659,430		335,194,807
End of period		$278,460,824		$244,030,437		$289,659,430
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.26	$8.72	$8.91	$18.05	$14.71	$13.51	$17.04
Net investment loss	(0.06)[2]	(0.08)[2]	(0.08)[2]	(0.16)[2]	(0.20)[2]	(0.17)	(0.16)[2]
Net realized and unrealized gains (losses) on investments	1.18	0.62	(0.11)	(3.47)	7.69	2.13	(0.19)
Total from investment operations	1.12	0.54	(0.19)	(3.63)	7.49	1.96	(0.35)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$10.38	$9.26	$8.72	$8.91	$18.05	$14.71	$13.51
Total return[3]	12.10%	6.19%	(2.13)%	(29.16)%	53.22%	14.97%	(0.84)%
Ratios to average net assets (annualized)*
Gross expenses	1.37%	1.40%	1.40%	1.36%	1.35%	1.36%	1.35%
Net expenses	1.23%	1.23%	1.27%	1.26%	1.27%	1.27%	1.29%
Net investment loss	(1.12)%	(1.00)%	(0.95)%	(1.10)%	(1.12)%	(1.08)%	(1.06)%
Supplemental data
Portfolio turnover rate[4]	44%	79%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$120,740	$113,793	$121,019	$134,825	$210,838	$148,866	$145,898

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.60%
Year ended April 30, 2024[1]	0.84%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$6.41	$6.08	$6.26	$14.41	$12.40	$11.58	$15.19
Net investment loss	(0.07)[2]	(0.10)[2]	(0.11)[2]	(0.20)[2]	(0.28)[2]	(0.21)[2]	(0.25)[2]
Net realized and unrealized gains (losses) on investments	0.82	0.43	(0.07)	(2.44)	6.44	1.79	(0.18)
Total from investment operations	0.75	0.33	(0.18)	(2.64)	6.16	1.58	(0.43)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$7.16	$6.41	$6.08	$6.26	$14.41	$12.40	$11.58
Total return[3]	11.70%	5.43%	(2.88)%	(29.71)%	52.19%	14.16%	(1.55)%
Ratios to average net assets (annualized)*
Gross expenses	2.12%	2.15%	2.14%	2.10%	2.10%	2.11%	2.10%
Net expenses	1.98%	2.02%	2.03%	2.03%	2.03%	2.03%	2.04%
Net investment loss	(1.87)%	(1.80)%	(1.70)%	(1.86)%	(1.89)%	(1.84)%	(1.78)%
Supplemental data
Portfolio turnover rate[4]	44%	79%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$749	$732	$956	$1,758	$2,338	$1,599	$1,761

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.60%
Year ended April 30, 2024[1]	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class R6			2023	2022	2021	2020	2019[2]
Net asset value, beginning of period	$11.30	$10.61	$10.79	$20.64	$16.34	$14.86	$18.70
Net investment loss	(0.04)[3]	(0.06)[3]	(0.06)[3]	(0.10)	(0.14)	(0.10)[3]	(0.07)[3]
Net realized and unrealized gains (losses) on investments	1.44	0.75	(0.12)	(4.24)	8.59	2.34	(0.59)
Total from investment operations	1.40	0.69	(0.18)	(4.34)	8.45	2.24	(0.66)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$12.70	$11.30	$10.61	$10.79	$20.64	$16.34	$14.86
Total return[4]	12.39%	6.50%	(1.67)%	(28.91)%	53.85%	15.51%	(2.35)%
Ratios to average net assets (annualized)*
Gross expenses	0.95%	0.98%	0.97%	0.94%	0.92%	0.93%	0.92%
Net expenses	0.81%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.70)%	(0.63)%	(0.52)%	(0.68)%	(0.68)%	(0.67)%	(0.51)%
Supplemental data
Portfolio turnover rate[5]	44%	79%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$74,405	$41,171	$28,458	$23,999	$21,729	$19,458	$22

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.51%
Year ended April 30, 2024[1]	0.84%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.83%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[3]	Calculated based upon average shares outstanding
[4]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Administrator Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.97	$9.39	$9.58	$18.98	$15.31	$14.02	$17.54
Net investment loss	(0.06)[2]	(0.09)[2]	(0.08)[2]	(0.17)[2]	(0.20)[2]	(0.14)[2]	(0.15)[2]
Net realized and unrealized gains (losses) on investments	1.27	0.67	(0.11)	(3.72)	8.02	2.19	(0.19)
Total from investment operations	1.21	0.58	(0.19)	(3.89)	7.82	2.05	(0.34)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$11.18	$9.97	$9.39	$9.58	$18.98	$15.31	$14.02
Total return[3]	12.14%	6.18%	(1.98)%	(29.09)%	53.31%	15.07%	(0.75)%
Ratios to average net assets (annualized)*
Gross expenses	1.30%	1.33%	1.32%	1.28%	1.27%	1.28%	1.27%
Net expenses	1.16%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(1.05)%	(0.98)%	(0.87)%	(1.04)%	(1.05)%	(1.01)%	(0.94)%
Supplemental data
Portfolio turnover rate[4]	44%	79%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$14,836	$13,917	$15,418	$17,676	$28,730	$21,250	$23,549

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.60%
Year ended April 30, 2024[1]	0.84%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.22	$10.54	$10.72	$20.55	$16.29	$14.83	$18.30
Net investment loss	(0.05)[2]	(0.07)[2]	(0.06)[2]	(0.14)[2]	(0.15)	(0.11)[2]	(0.13)
Net realized and unrealized gains (losses) on investments	1.43	0.75	(0.12)	(4.18)	8.56	2.33	(0.16)
Total from investment operations	1.38	0.68	(0.18)	(4.32)	8.41	2.22	(0.29)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$12.60	$11.22	$10.54	$10.72	$20.55	$16.29	$14.83
Total return[3]	12.30%	6.45%	(1.68)%	(28.95)%	53.75%	15.40%	(0.42)%
Ratios to average net assets (annualized)*
Gross expenses	1.05%	1.08%	1.07%	1.02%	1.02%	1.03%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss	(0.79)%	(0.67)%	(0.57)%	(0.75)%	(0.75)%	(0.71)%	(0.67)%
Supplemental data
Portfolio turnover rate[4]	44%	79%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$67,731	$74,417	$123,809	$156,936	$648,569	$471,512	$578,073

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.61%
Year ended April 30, 2024[1]	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 15

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Growth Fund (the “Fund”) which is a diversified series of the Trust.
At the Fund’s Board meeting held on May 28-30, 2024, the Board of Trustees approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the affiliated Allspring Emerging Growth Portfolio (Emerging Growth Portfolio). The transaction was accomplished at the close of business on September 13, 2024, by the Fund redeeming, its investment in the affiliated Allspring Emerging Growth Portfolio, for an in-kind distribution of securities, along with acquiring the assets and assuming the liabilities of Emerging Growth Portfolio. After the transaction, the Fund began operating as a stand-alone fund with its investments managed by Allspring Funds Management and Allspring Investments.
Prior to September 13, 2024, the Fund was a feeder fund in a master-feeder structure that invested substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invested in Allspring Emerging Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of September 13, 2024, the Fund owned substantially all assets of Allspring Emerging Growth Portfolio. The affiliated Master Portfolio directly acquired portfolio securities, and the Fund acquired an indirect interest in those securities. The Fund accounted for its investment in the affiliated Master Portfolio as a partnership investment and recorded on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
16 | Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $190,526,293 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$92,004,957
Gross unrealized losses	(3,532,546)
Net unrealized gains	$88,472,411
As of April 30, 2024, the Fund had capital loss carryforwards which consisted of $18,951,885 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,750,147	$0	$0	$2,750,147
Consumer discretionary	28,611,217	0	0	28,611,217
Consumer staples	12,111,930	0	0	12,111,930
Financials	14,758,518	0	0	14,758,518
Health care	69,077,457	0	0	69,077,457
Industrials	71,330,468	0	0	71,330,468
Information technology	61,762,066	0	0	61,762,066
Materials	7,060,671	0	0	7,060,671
Short-term investments
Investment companies	11,536,230	0	0	11,536,230
Total assets	$278,998,704	$0	$0	$278,998,704
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Growth Fund | 17

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.830
Next $1 billion	0.800
Next $1 billion	0.780
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
Prior to September 13, 2024
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2024, the management fee was equivalent to an annual rate of 0.27% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:
18 | Allspring Emerging Growth Fund

Notes to financial statements (unaudited)

	EXPENSE RATIO CAPS	PRIOR TO JUNE 3, 2024
Class A	1.22%	1.27%
Class C	1.97	2.02
Class R6	0.80	0.85
Administrator Class	1.15	1.20
Institutional Class	0.90	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2024, Allspring Funds Distributor received $99 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Prior to September 13, 2024, the Fund invested substantially all its assets in a single affiliated Master Portfolio. Purchases and sales for the period May 1, 2024 through September 13, 2024, have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio as of September 13, 2024, by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2024 were $114,296,445 and $151,411,053, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials and health care sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Emerging Growth Fund | 19

Notes to financial statements (unaudited)
9.
FUND STRUCTURE CHANGE
At the May 28-30, 2024 Board meeting, the Board of Trustees approved restructuring the Fund and Allspring Emerging Growth Portfolio master-feeder structure into a single-level fund structure. After the close of business on September 13, 2024, in connection with this transaction, the Fund redeemed in-kind its entire investment in Allspring Emerging Growth Portfolio. As a result, the Fund received investments in securities with a value of $287,745,805 (cost $206,971,598), $15,174 in receivables for dividends and interest and $113,691 in payables for accrued expenses. Additionally, $80,774,207 was reclassified from distributable earnings to paid in capital on the Statement of Assets and Liabilities due to the restructuring. The restructuring of the master-feeder structure did not have any impact on the net assets of the Fund.
20 | Allspring Emerging Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Emerging Growth Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Emerging Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management, advisory, and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Emerging Growth Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Emerging Growth Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management, for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis.
The Boards noted that they had also approved at the Meeting a proposal to collapse the master-feeder structure pursuant to which the Fund invests 100% of its assets in the Master Portfolio, and that, on or about September 13, 2024, the Fund will begin to operate as a stand-alone Fund and invest substantially all of its assets directly in a portfolio of securities and the Master Portfolio would be liquidated.
The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Allspring Emerging Growth Fund | 23

Other information (unaudited)
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Boards also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs and fair valuation designee. The Boards also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2023. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was lower than the average investment performance of its Universe for all periods under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was lower than its benchmark index, the Russell 2000® Growth Index, for all periods under review.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance of the Feeder Fund relative to the Universe for the periods identified above. The Funds Trust Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Feeder Fund’s investment performance.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups for each share class. The Funds Trust Board noted the reduction of the Fund’s net operating expense caps for each share class, which was presented to the Board at the Meeting.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management, advisory, and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

24 | Allspring Emerging Growth Fund

Other information (unaudited)
in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were lower than, equal to, or in range of the sum of these average rates for the Feeder Fund’s expense Groups for each share class.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was lower than the median rate for the Master Portfolio’s expense Group.
The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Master Trust Board ascribed limited relevance to the allocation of fees between them.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Master Trust Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Master Portfolio and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee structure and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways,

Allspring Emerging Growth Fund | 25

Other information (unaudited)
including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term.

26 | Allspring Emerging Growth Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3326 10-24

Allspring Small Company Growth Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2024

Allspring Small Company Growth Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

		Value
Investment companies: 99.93%
Affiliated master portfolio: 99.93%
Allspring Small Company Growth Portfolio		$539,809,601
Total investment companies (Cost $401,948,768)		539,809,601
Total investments in securities (Cost $401,948,768)	99.93%	539,809,601
Other assets and liabilities, net	0.07	385,881
Total net assets	100.00%	$540,195,482
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Growth Portfolio	96.91%	96.99%	$26,960,421	$211,758	$1,261,153	$1,263	$297,422	$539,809,601
The accompanying notes are an integral part of these financial statements.
2 | Allspring Small Company Growth Fund

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $401,948,768)	$539,809,601
Cash	7
Receivable for Fund shares sold	734,569
Receivable from manager	17,671
Prepaid expenses and other assets	119,638
Total assets	540,681,486
Liabilities
Payable for Fund shares redeemed	371,319
Administration fees payable	50,644
Shareholder servicing fee payable	20,512
Trustees’ fees and expenses payable	4,623
Distribution fee payable	540
Accrued expenses and other liabilities	38,366
Total liabilities	486,004
Total net assets	$540,195,482
Net assets consist of
Paid-in capital	$342,671,442
Total distributable earnings	197,524,040
Total net assets	$540,195,482
Computation of net asset value and offering price per share
Net assets–Class A	$49,536,341
Shares outstanding–Class A1	1,584,245
Net asset value per share–Class A	$31.27
Maximum offering price per share – Class A2	$33.18
Net assets–Class C	$815,789
Shares outstanding–Class C1	41,144
Net asset value per share–Class C	$19.83
Net assets–Class R6	$158,115,613
Shares outstanding–Class R6[1]	4,118,256
Net asset value per share–Class R6	$38.39
Net assets–Administrator Class	$43,205,660
Shares outstanding–Administrator Class[1]	1,237,312
Net asset value per share–Administrator Class	$34.92
Net assets–Institutional Class	$288,522,079
Shares outstanding–Institutional Class[1]	7,605,742
Net asset value per share–Institutional Class	$37.93
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 3

Statement of operations—six months ended October 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $3,854)	$1,261,153
Affiliated income allocated from affiliated Master Portfolio	297,422
Interest allocated from affiliated Master Portfolio	1,263
Expenses allocated from affiliated Master Portfolio	(2,251,540)
Total investment income	(691,702)
Expenses
Management fee	136,093
Administration fees
Class A	50,434
Class C	952
Class R6	22,871
Administrator Class	28,628
Institutional Class	192,706
Shareholder servicing fees
Class A	63,042
Class C	1,183
Administrator Class	55,054
Distribution fee
Class C	3,548
Custody and accounting fees	5,249
Professional fees	22,426
Registration fees	20,282
Shareholder report expenses	24,698
Trustees’ fees and expenses	14,251
Other fees and expenses	3,947
Total expenses	645,364
Less: Fee waivers and/or expense reimbursements
Fund-level	(190,548)
Class A	(2,737)
Class R6	(8,520)
Administrator Class	(6,800)
Institutional Class	(44,727)
Net expenses	392,032
Net investment loss	(1,083,734)
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	26,960,421
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	211,758
Net realized and unrealized gains (losses) on investments	27,172,179
Net increase in net assets resulting from operations	$26,088,445
The accompanying notes are an integral part of these financial statements.
4 | Allspring Small Company Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment loss		$(1,083,734)		$(2,350,170)		$(3,139,615)
Net realized gains on investments		26,960,421		56,352,735		29,634,010
Net change in unrealized gains (losses) on investments		211,758		18,577,530		(31,050,649)
Net increase (decrease) in net assets resulting from operations		26,088,445		72,580,095		(4,556,254)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,703,387)		(2,956,608)
Class C		0		(117,461)		(524,720)
Class R6		0		(6,463,913)		(18,290,276)
Administrator Class		0		(2,267,303)		(3,736,177)
Institutional Class		0		(13,806,826)		(31,910,643)
Total distributions to shareholders		0		(25,358,890)		(57,418,424)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	161,116	5,050,391	842,346	24,265,972	226,653	6,618,593
Class C	2,499	50,150	9,840	189,937	8,202	151,573
Class R6	811,440	31,075,429	957,721	34,307,783	939,968	32,682,134
Administrator Class	76,409	2,667,758	99,121	3,258,303	179,672	5,855,715
Institutional Class	832,238	31,735,011	3,523,064	123,219,015	5,808,569	199,389,086
		70,578,739		185,241,010		244,697,101
Reinvestment of distributions
Class A	0	0	55,967	1,584,996	94,538	2,624,367
Class C	0	0	5,523	99,858	27,185	501,841
Class R6	0	0	169,253	5,864,620	535,212	17,897,479
Administrator Class	0	0	71,657	2,265,077	121,376	3,732,301
Institutional Class	0	0	239,889	8,218,581	460,271	15,239,567
		0		18,033,132		39,995,555
Payment for shares redeemed
Class A	(167,091)	(5,241,628)	(343,265)	(10,054,357)	(637,477)	(18,452,346)
Class C	(16,800)	(331,516)	(84,851)	(1,609,184)	(188,144)	(3,694,553)
Class R6	(398,002)	(15,359,674)	(3,933,361)	(140,189,062)	(1,131,878)	(39,699,243)
Administrator Class	(84,878)	(2,989,224)	(230,979)	(7,555,474)	(242,658)	(7,818,670)
Institutional Class	(1,259,196)	(47,796,828)	(8,090,744)	(277,115,411)	(7,571,990)	(262,535,497)
		(71,718,870)		(436,523,488)		(332,200,309)
Net decrease in net assets resulting from capital share transactions		(1,140,131)		(233,249,346)		(47,507,653)
Total increase (decrease) in net assets		24,948,314		(186,028,141)		(109,482,331)
Net assets
Beginning of period		515,247,168		701,275,309		810,757,640
End of period		$540,195,482		$515,247,168		$701,275,309
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 5

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.81	$27.83	$30.93	$61.44	$46.62	$48.98	$56.66
Net investment loss	(0.11)[2]	(0.19)[2]	(0.23)[2]	(0.47)[2]	(0.47)[2]	(0.34)[2]	(0.36)
Net realized and unrealized gains (losses) on investments	1.57	0.36	0.15	(5.55)	24.27	2.49	(3.22)
Total from investment operations	1.46	0.17	(0.08)	(6.02)	23.80	2.15	(3.58)
Distributions to shareholders from
Net realized gains	0.00	1.81	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$31.27	$29.81	$27.83	$30.93	$61.44	$46.62	$48.98
Total return[3]	4.90%	13.94%	(0.22)%	(16.59)%	53.84%	3.70%	(6.13)%
Ratios to average net assets (annualized)*
Gross expenses	1.36%	1.35%	1.36%	1.34%	1.33%	1.32%	1.31%
Net expenses	1.28%	1.28%	1.29%	1.29%	1.29%	1.32%	1.31%
Net investment loss	(0.70)%	(0.72)%	(0.78)%	(1.04)%	(0.85)%	(0.69)%	(0.63)%
Supplemental data
Portfolio turnover rate[4]	22%	40%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$49,536	$47,405	$28,813	$41,795	$44,249	$36,534	$64,182

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.83%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
6 | Allspring Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.97	$18.45	$21.67	$50.65	$39.84	$42.75	$50.38
Net investment loss	(0.15)[2]	(0.26)[2]	(0.32)[2]	(0.60)[2]	(0.75)[2]	(0.61)[2]	(0.66)[2]
Net realized and unrealized gains (losses) on investments	1.01	(1.03)	0.12	(3.89)	20.54	2.21	(2.87)
Total from investment operations	0.86	(1.29)	(0.20)	(4.49)	19.79	1.60	(3.53)
Distributions to shareholders from
Net realized gains	0.00	1.81	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$19.83	$18.97	$18.45	$21.67	$50.65	$39.84	$42.75
Total return[3]	4.53%	13.09%	(0.92)%	(17.25)%	52.86%	2.92%	(6.82)%
Ratios to average net assets (annualized)*
Gross expenses	2.10%	2.08%	2.09%	2.08%	2.08%	2.07%	2.06%
Net expenses	2.03%	2.03%	2.04%	2.04%	2.04%	2.07%	2.06%
Net investment loss	(1.45)%	(1.49)%	(1.56)%	(1.71)%	(1.60)%	(1.44)%	(1.38)%
Supplemental data
Portfolio turnover rate[4]	22%	40%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$816	$1,052	$2,305	$6,018	$9,235	$9,336	$13,968

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.83%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class R6			2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.53	$33.60	$36.55	$67.95	$50.64	$52.65	$60.31
Net investment loss	(0.06)[2]	(0.10)[2]	(0.12)[2]	(0.26)[2]	(0.17)	(0.14)[2]	(0.12)
Net realized and unrealized gains (losses) on investments	1.92	1.22	0.19	(6.65)	26.46	2.64	(3.44)
Total from investment operations	1.86	1.12	0.07	(6.91)	26.29	2.50	(3.56)
Distributions to shareholders from
Net realized gains	0.00	1.81	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$38.39	$36.53	$33.60	$36.55	$67.95	$50.64	$52.65
Total return[3]	5.09%	14.38%	0.24%	(16.24)%	54.53%	4.12%	(5.73)%
Ratios to average net assets (annualized)*
Gross expenses	0.94%	0.93%	0.92%	0.91%	0.90%	0.90%	0.88%
Net expenses	0.86%	0.86%	0.86%	0.86%	0.86%	0.89%	0.88%
Net investment loss	(0.29)%	(0.31)%	(0.35)%	(0.48)%	(0.41)%	(0.27)%	(0.20)%
Supplemental data
Portfolio turnover rate[4]	22%	40%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$158,116	$135,323	$218,785	$225,464	$407,311	$462,050	$564,516

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.83%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Administrator Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$33.28	$30.85	$33.92	$64.98	$48.87	$51.10	$58.85
Net investment loss	(0.11)[2]	(0.19)[2]	(0.22)[2]	(0.47)[2]	(0.44)[2]	(0.29)[2]	(0.29)[2]
Net realized and unrealized gains (losses) on investments	1.75	0.81	0.17	(6.10)	25.53	2.57	(3.36)
Total from investment operations	1.64	0.62	(0.05)	(6.57)	25.09	2.28	(3.65)
Distributions to shareholders from
Net realized gains	0.00	1.81	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$34.92	$33.28	$30.85	$33.92	$64.98	$48.87	$51.10
Total return[3]	4.93%	14.04%	(0.11)%	(16.52)%	54.02%	3.80%	(6.02)%
Ratios to average net assets (annualized)*
Gross expenses	1.29%	1.28%	1.27%	1.26%	1.25%	1.24%	1.23%
Net expenses	1.19%	1.19%	1.19%	1.19%	1.19%	1.20%	1.20%
Net investment loss	(0.62)%	(0.64)%	(0.68)%	(0.93)%	(0.74)%	(0.57)%	(0.51)%
Supplemental data
Portfolio turnover rate[4]	22%	40%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$43,206	$41,454	$40,293	$42,317	$62,092	$55,917	$87,850

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.83%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.10	$33.26	$36.24	$67.62	$50.47	$52.51	$60.20
Net investment loss	(0.07)[2]	(0.13)[2]	(0.15)[2]	(0.27)[2]	(0.29)	(0.17)[2]	(0.15)
Net realized and unrealized gains (losses) on investments	1.90	1.16	0.19	(6.62)	26.42	2.64	(3.44)
Total from investment operations	1.83	1.03	0.04	(6.89)	26.13	2.47	(3.59)
Distributions to shareholders from
Net realized gains	0.00	1.81	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$37.93	$36.10	$33.26	$36.24	$67.62	$50.47	$52.51
Total return[3]	5.07%	14.26%	0.16%	(16.31)%	54.39%	4.07%	(5.77)%
Ratios to average net assets (annualized)*
Gross expenses	1.04%	1.03%	1.03%	1.01%	1.00%	1.00%	0.98%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.95%	0.95%
Net investment loss	(0.37)%	(0.41)%	(0.43)%	(0.51)%	(0.49)%	(0.32)%	(0.26)%
Supplemental data
Portfolio turnover rate[4]	22%	40%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$288,522	$290,013	$411,080	$495,163	$819,760	$793,581	$1,047,883

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.83%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of October 31, 2024, the Fund owned 96.99% of Allspring Small Company Growth Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended October 31, 2024 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Small Company Growth Fund | 11

Notes to financial statements (unaudited)
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $412,655,370 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$137,860,833
Gross unrealized losses	(10,706,602)
Net unrealized gains	$127,154,231
As of April 30, 2024, the Fund had a qualified late-year ordinary loss of $820,345 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At October 31, 2024, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Growth Portfolio	Seek long-term capital appreciation	$539,809,601
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2024, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
12 | Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.28%
Class C	2.03
Class R6	0.86
Administrator Class	1.19
Institutional Class	0.94
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2024, Allspring Funds Distributor received $153 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2024 were $115,370,428 and $116,958,141, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Small Company Growth Fund | 13

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.19%
Communication services: 0.35%
Entertainment: 0.35%
Lions Gate Entertainment Corp. Class B†	274,925	$1,938,221
Consumer discretionary: 9.24%
Automobile components: 1.94%
Modine Manufacturing Co.†	43,577	5,132,063
Patrick Industries, Inc.	44,903	5,656,880
		10,788,943
Broadline retail: 0.91%
Ollie’s Bargain Outlet Holdings, Inc.†	55,027	5,053,129
Diversified consumer services: 0.69%
KinderCare Learning Cos., Inc.†	130,862	3,815,936
Hotels, restaurants & leisure: 1.05%
International Game Technology PLC	287,375	5,839,460
Household durables: 1.01%
Champion Homes, Inc.†	63,558	5,607,722
Specialty retail: 2.81%
Academy Sports & Outdoors, Inc.	70,877	3,604,804
Boot Barn Holdings, Inc.†	33,025	4,113,264
Burlington Stores, Inc.†	16,280	4,033,696
Valvoline, Inc.†	96,754	3,897,251
		15,649,015
Textiles, apparel & luxury goods: 0.83%
On Holding AG Class A†	97,890	4,641,944
Consumer staples: 3.33%
Beverages: 0.49%
Celsius Holdings, Inc.†	91,543	2,753,613
Consumer staples distribution & retail : 1.28%
Performance Food Group Co.†	87,596	7,117,175
Food products: 0.46%
SunOpta, Inc.†	390,444	2,555,456
Personal care products: 1.10%
e.l.f. Beauty, Inc.†	31,494	3,314,744
Oddity Tech Ltd. Class A†	73,011	2,802,892
		6,117,636
Energy: 1.47%
Energy equipment & services: 0.81%
TechnipFMC PLC	169,358	4,520,165
The accompanying notes are an integral part of these financial statements.
14 | Allspring Small Company Growth Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 0.66%
Civitas Resources, Inc.	75,491	$3,683,206
Financials: 12.57%
Banks: 1.21%
Triumph Financial, Inc.†	75,972	6,713,646
Capital markets: 3.09%
Evercore, Inc. Class A	21,960	5,801,173
Stifel Financial Corp.	68,880	7,137,346
Virtu Financial, Inc. Class A	136,956	4,240,158
		17,178,677
Financial services: 3.14%
Essent Group Ltd.	90,010	5,401,500
Flywire Corp.†	195,082	3,398,328
Shift4 Payments, Inc. Class A†	52,470	4,745,387
WEX, Inc.†	22,795	3,934,417
		17,479,632
Insurance: 5.13%
Baldwin Insurance Group, Inc. Class A†	180,026	8,328,003
Bowhead Specialty Holdings, Inc.†	140,127	4,079,097
Palomar Holdings, Inc.†	43,405	3,896,467
Ryan Specialty Holdings, Inc. Class A	102,637	6,760,699
Skyward Specialty Insurance Group, Inc.†	124,788	5,516,877
		28,581,143
Health care: 22.78%
Biotechnology: 9.36%
ADMA Biologics, Inc.†	208,897	3,407,110
Amicus Therapeutics, Inc.†	358,110	4,089,616
Applied Therapeutics, Inc.†	291,052	2,572,900
ARS Pharmaceuticals, Inc.†	200,643	2,953,465
Blueprint Medicines Corp.†	46,503	4,069,477
Cytokinetics, Inc.†	68,052	3,470,652
Dynavax Technologies Corp.†	308,751	3,658,699
Insmed, Inc.†	83,128	5,592,852
Ionis Pharmaceuticals, Inc.†	63,275	2,429,127
Kiniksa Pharmaceuticals International PLC Class A†	115,189	2,602,119
Myriad Genetics, Inc.†	146,935	3,226,693
Neurocrine Biosciences, Inc.†	30,603	3,680,623
Sarepta Therapeutics, Inc.†	20,344	2,563,344
SpringWorks Therapeutics, Inc.†	79,476	2,394,612
Syndax Pharmaceuticals, Inc.†	95,424	1,799,697
Ultragenyx Pharmaceutical, Inc.†	70,735	3,606,778
		52,117,764
Health care equipment & supplies: 4.74%
CONMED Corp.	45,780	3,124,027
Glaukos Corp.†	27,991	3,701,810
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 15

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
Haemonetics Corp.†	64,227	$4,570,393
Inari Medical, Inc.†	86,670	4,194,828
iRhythm Technologies, Inc.†	47,300	3,426,412
Neogen Corp.†	275,954	3,940,623
Paragon 28, Inc.†	238,398	1,263,509
TransMedics Group, Inc.†	26,283	2,154,418
		26,376,020
Health care providers & services: 1.33%
HealthEquity, Inc.†	53,638	4,572,639
Privia Health Group, Inc.†	152,719	2,803,921
		7,376,560
Health care technology: 2.28%
Evolent Health, Inc. Class A†	160,156	3,739,643
Phreesia, Inc.†	174,236	3,186,777
Waystar Holding Corp.†	202,780	5,785,313
		12,711,733
Life sciences tools & services: 4.46%
Avantor, Inc.†	342,319	7,657,676
Azenta, Inc.†	46,878	1,926,217
BioLife Solutions, Inc.†	143,158	3,349,897
Fortrea Holdings, Inc.†	142,920	2,403,914
ICON PLC†	27,313	6,066,491
Stevanato Group SpA	180,913	3,439,156
		24,843,351
Pharmaceuticals: 0.61%
Axsome Therapeutics, Inc.†	37,977	3,381,092
Industrials: 23.69%
Aerospace & defense: 1.33%
AAR Corp.†	67,013	3,933,663
Kratos Defense & Security Solutions, Inc.†	153,517	3,487,906
		7,421,569
Air freight & logistics: 0.67%
GXO Logistics, Inc.†	62,146	3,716,952
Building products: 3.21%
AAON, Inc.	26,390	3,014,266
Advanced Drainage Systems, Inc.	37,527	5,624,547
AZEK Co., Inc. Class A†	95,594	4,206,136
Zurn Elkay Water Solutions Corp.	139,715	5,043,711
		17,888,660
The accompanying notes are an integral part of these financial statements.
16 | Allspring Small Company Growth Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Commercial services & supplies: 1.04%
Montrose Environmental Group, Inc.†	108,619	$2,864,283
RB Global, Inc.	34,217	2,899,549
		5,763,832
Construction & engineering: 1.83%
Dycom Industries, Inc.†	35,095	6,118,112
MYR Group, Inc.†	31,038	4,065,978
		10,184,090
Electrical equipment: 0.74%
Generac Holdings, Inc.†	24,756	4,098,356
Ground transportation: 1.31%
Knight-Swift Transportation Holdings, Inc.	75,041	3,908,135
Schneider National, Inc. Class B	120,235	3,400,246
		7,308,381
Machinery: 3.15%
Chart Industries, Inc.†	35,323	4,264,192
Flowserve Corp.	81,140	4,271,210
SPX Technologies, Inc.†	43,418	6,230,049
Wabash National Corp.	158,923	2,771,617
		17,537,068
Marine transportation: 0.72%
Kirby Corp.†	35,084	4,026,240
Professional services: 7.97%
ASGN, Inc.†	73,814	6,798,270
FTI Consulting, Inc.†	34,563	6,742,550
ICF International, Inc.	53,887	9,084,809
KBR, Inc.	108,386	7,262,946
SS&C Technologies Holdings, Inc.	112,824	7,889,782
Verra Mobility Corp. Class A†	253,624	6,586,615
		44,364,972
Trading companies & distributors: 1.72%
Boise Cascade Co.	32,424	4,313,365
Core & Main, Inc. Class A†	118,519	5,248,021
		9,561,386
Information technology: 21.84%
Communications equipment: 1.98%
Ciena Corp.†	108,084	6,864,415
Lumentum Holdings, Inc.†	64,627	4,127,726
		10,992,141
Electronic equipment, instruments & components: 3.13%
Advanced Energy Industries, Inc.	41,559	4,510,398
Itron, Inc.†	43,908	4,907,158
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 17

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
PAR Technology Corp.†	87,059	$5,135,611
Rogers Corp.†	28,451	2,853,066
		17,406,233
Semiconductors & semiconductor equipment: 2.40%
FormFactor, Inc.†	96,009	3,646,422
Onto Innovation, Inc.†	18,190	3,607,622
Synaptics, Inc.†	31,610	2,170,659
Teradyne, Inc.	37,175	3,948,357
		13,373,060
Software: 13.66%
BILL Holdings, Inc.†	49,014	2,860,457
Box, Inc. Class A†	238,042	7,560,214
Braze, Inc. Class A†	108,488	3,413,033
Confluent, Inc. Class A†	159,702	4,179,401
CyberArk Software Ltd.†	22,089	6,108,050
DoubleVerify Holdings, Inc.†	164,319	2,801,639
Jamf Holding Corp.†	246,406	4,100,196
JFrog Ltd.†	160,661	4,688,088
LiveRamp Holdings, Inc.†	109,489	2,740,510
nCino, Inc.†	133,106	4,964,854
Nutanix, Inc. Class A†	73,829	4,584,781
PagerDuty, Inc.†	168,377	3,040,889
Procore Technologies, Inc.†	45,648	2,996,791
PTC, Inc.†	53,072	9,835,834
SentinelOne, Inc. Class A†	169,886	4,381,360
Sprout Social, Inc. Class A†	83,172	2,203,226
Varonis Systems, Inc. Class B†	110,101	5,545,787
		76,005,110
Technology hardware, storage & peripherals: 0.67%
Pure Storage, Inc. Class A†	74,921	3,749,796
Materials: 2.25%
Chemicals: 1.51%
Element Solutions, Inc.	309,404	8,384,848
Metals & mining: 0.74%
Steel Dynamics, Inc.	31,677	4,133,849
Real estate: 0.67%
Real estate management & development: 0.67%
DigitalBridge Group, Inc.	237,443	3,725,481
Total common stocks (Cost $355,676,787)		546,483,263
The accompanying notes are an integral part of these financial statements.
18 | Allspring Small Company Growth Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.00%
Investment companies: 2.00%
Allspring Government Money Market Fund Select Class♠∞		4.78%	11,133,977	$11,133,977
Total short-term investments (Cost $11,133,977)				11,133,977
Total investments in securities (Cost $366,810,764)	100.19%			557,617,240
Other assets and liabilities, net	(0.19)			(1,055,141)
Total net assets	100.00%			$556,562,099

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,643,722	$75,723,811	$(76,233,556)	$0	$0	$11,133,977	11,133,977	$306,817
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 19

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $355,676,787)	$546,483,263
Investments in affiliated securities, at value (cost $11,133,977)	11,133,977
Cash	312
Receivable for dividends	43,967
Prepaid expenses and other assets	4,034
Total assets	557,665,553
Liabilities
Payable for investments purchased	667,586
Advisory fee payable	387,582
Trustees’ fees and expenses payable	3,463
Accrued expenses and other liabilities	44,823
Total liabilities	1,103,454
Total net assets	$556,562,099
The accompanying notes are an integral part of these financial statements.
20 | Allspring Small Company Growth Portfolio

Statement of operations—six months ended October 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $3,976)	$1,301,144
Income from affiliated securities	306,817
Interest	1,303
Total investment income	1,609,264
Expenses
Advisory fee	2,236,774
Custody and accounting fees	7,500
Professional fees	30,270
Registration fees	29
Interest holder report expenses	2,200
Trustees’ fees and expenses	13,802
Other fees and expenses	31,941
Total expenses	2,322,516
Net investment loss	(713,252)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	27,812,153
Net change in unrealized gains (losses) on investments	266,969
Net realized and unrealized gains (losses) on investments	28,079,122
Net increase in net assets resulting from operations	$27,365,870
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment loss	$(713,252)	$(1,608,028)	$(2,242,958)
Net realized gains on investments	27,812,153	57,215,365	29,814,098
Net change in unrealized gains (losses) on investments	266,969	20,269,586	(30,986,997)
Net increase (decrease) in net assets resulting from operations	27,365,870	75,876,923	(3,415,857)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	31,426,428	70,264,222	99,599,958
Withdrawals	(33,651,268)	(332,276,622)	(207,887,653)
Net decrease in net assets resulting from capital share transactions	(2,224,840)	(262,012,400)	(108,287,695)
Total increase (decrease) in net assets	25,141,030	(186,135,477)	(111,703,552)
Net assets
Beginning of period	531,421,069	717,556,546	829,260,098
End of period	$556,562,099	$531,421,069	$717,556,546
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Small Company Growth Portfolio

Financial highlights
Financial highlights

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
			2023	2022	2021	2020	2019
Total return[2]	5.15%	14.36%	0.24%	(16.28)%	54.64%	4.08%	(5.64)%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.82%	0.81%	0.79%	0.78%	0.78%
Net expenses[3]	0.83%	0.82%	0.82%	0.81%	0.79%	0.78%	0.78%
Net investment loss	(0.25)%	(0.28)%	(0.31)%	(0.42)%	(0.34)%	(0.16)%	(0.09)%
Supplemental Data
Portfolio turnover rate	22%	40%	37%	61%	44%	41%	54%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $384,738,409 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$212,413,356
Gross unrealized losses	(39,534,525)
Net unrealized gains	$172,878,831
24 | Allspring Small Company Growth Portfolio

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,938,221	$0	$0	$1,938,221
Consumer discretionary	51,396,149	0	0	51,396,149
Consumer staples	18,543,880	0	0	18,543,880
Energy	8,203,371	0	0	8,203,371
Financials	69,953,098	0	0	69,953,098
Health care	126,806,520	0	0	126,806,520
Industrials	131,871,506	0	0	131,871,506
Information technology	121,526,340	0	0	121,526,340
Materials	12,518,697	0	0	12,518,697
Real estate	3,725,481	0	0	3,725,481
Short-term investments
Investment companies	11,133,977	0	0	11,133,977
Total assets	$557,617,240	$0	$0	$557,617,240
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended October 31, 2024, the advisory fee was equivalent to an annual rate of 0.79% of the Portfolio’s average daily net assets.
Allspring Small Company Growth Portfolio | 25

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Peregrine Capital Management, LLC, which is not an affiliate of Allspring Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.38% of the Portfolio’s average daily net assets.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2024 were $118,999,038 and $120,641,135, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Portfolio under the agreement.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
26 | Allspring Small Company Growth Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Small Company Growth Fund | 27

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

28 | Allspring Small Company Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Small Company Growth Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Small Company Growth Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Peregrine Capital Management, LLC (the “Sub-Adviser”) for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and

Allspring Small Company Growth Fund | 29

Other information (unaudited)
the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Boards also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs and fair valuation designee. The Boards also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2023. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was higher than or in range of the average investment performance of its Universe for all periods under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was higher than or in range of its benchmark index, the Russell 2000® Growth Index, for all periods under review.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

30 | Allspring Small Company Growth Fund

Other information (unaudited)
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were equal to or in range of the sum of these average rates for the Feeder Fund’s expense Groups for all share classes.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was lower than the median rate for the Master Portfolio’s expense Group.
The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee structure and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business

Allspring Small Company Growth Fund | 31

Other information (unaudited)
as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management, the Sub-Adviser, and their affiliates were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term.

32 | Allspring Small Company Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS1848 10-24

Allspring Small Company Value Fund
Long Form Financial Statements
Semi-Annual Report
October 31, 2024

Allspring Small Company Value Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.10%
Affiliated master portfolio: 100.10%
Allspring Small Company Value Portfolio		$654,009,488
Total investment companies (Cost $511,604,663)		654,009,488
Total investments in securities (Cost $511,604,663)	100.10%	654,009,488
Other assets and liabilities, net	(0.10)	(623,609)
Total net assets	100.00%	$653,385,879
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Value Portfolio	92.00%	91.67%	$27,046,528	$25,522,497	$6,422,101	$1,691	$164,174	$654,009,488
The accompanying notes are an integral part of these financial statements.
2 | Allspring Small Company Value Fund

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $511,604,663)	$654,009,488
Cash	8
Receivable for Fund shares sold	735,937
Receivable from manager	44,624
Prepaid expenses and other assets	118,656
Total assets	654,908,713
Liabilities
Payable for Fund shares redeemed	1,215,327
Administration fees payable	94,477
Shareholder servicing fees payable	86,807
Trustees’ fees and expenses payable	3,904
Distribution fee payable	1,135
Accrued expenses and other liabilities	121,184
Total liabilities	1,522,834
Total net assets	$653,385,879
Net assets consist of
Paid-in capital	$473,796,291
Total distributable earnings	179,589,588
Total net assets	$653,385,879
Computation of net asset value and offering price per share
Net assets–Class A	$380,710,186
Shares outstanding–Class A1	9,873,923
Net asset value per share–Class A	$38.56
Maximum offering price per share – Class A2	$40.91
Net assets–Class C	$1,727,572
Shares outstanding–Class C1	52,481
Net asset value per share–Class C	$32.92
Net assets–Class R6	$21,045,591
Shares outstanding–Class R6[1]	523,982
Net asset value per share–Class R6	$40.16
Net assets–Administrator Class	$19,369,426
Shares outstanding–Administrator Class[1]	488,973
Net asset value per share–Administrator Class	$39.61
Net assets–Institutional Class	$230,533,104
Shares outstanding–Institutional Class[1]	5,779,342
Net asset value per share–Institutional Class	$39.89
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 3

Statement of operations—six months ended October 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $12,131)	$6,422,101
Affiliated income allocated from affiliated Master Portfolio	164,174
Interest allocated from affiliated Master Portfolio	1,691
Interest	4
Expenses allocated from affiliated Master Portfolio	(2,729,380)
Waivers allocated from affiliated Master Portfolio	245,721
Total investment income	4,104,311
Expenses
Management fee	167,789
Administration fees
Class A	382,653
Class C	1,552
Class R6	3,215
Administrator Class	12,829
Institutional Class	159,758
Shareholder servicing fees
Class A	478,316
Class C	1,940
Administrator Class	24,609
Distribution fee
Class C	5,819
Custody and accounting fees	6,506
Professional fees	10,943
Registration fees	62,339
Shareholder report expenses	26,012
Trustees’ fees and expenses	12,997
Other fees and expenses	34,195
Total expenses	1,391,472
Less: Fee waivers and/or expense reimbursements
Fund-level	(396,810)
Class A	(30,223)
Class C	(129)
Administrator Class	(4,384)
Net expenses	959,926
Net investment income	3,144,385
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	27,046,528
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	25,522,497
Net realized and unrealized gains (losses) on investments	52,569,025
Net increase in net assets resulting from operations	$55,713,410
The accompanying notes are an integral part of these financial statements.
4 | Allspring Small Company Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$3,144,385		$4,601,138		$4,259,156
Net realized gains (losses) on investments		27,046,528		28,604,686		(12,161,642)
Net change in unrealized gains (losses) on investments		25,522,497		55,806,051		(44,270,421)
Net increase (decrease) in net assets resulting from operations		55,713,410		89,011,875		(52,172,907)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,682,829)		(14,333,053)
Class C		0		0		(93,570)
Class R6		0		(215,043)		(506,589)
Administrator Class		0		(166,705)		(798,183)
Institutional Class		0		(1,194,588)		(5,228,302)
Total distributions to shareholders		0		(4,259,165)		(20,959,697)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	144,170	5,429,089	271,151	9,007,315	398,977	12,672,302
Class C	12,446	402,564	4,499	125,743	6,555	180,325
Class R6	125,120	4,917,829	240,548	8,243,846	357,751	11,911,540
Administrator Class	44,580	1,756,442	58,386	2,030,545	196,183	6,527,787
Institutional Class	759,151	29,693,766	4,339,134	158,877,502	1,630,016	54,246,836
		42,199,690		178,284,951		85,538,790
Reinvestment of distributions
Class A	0	0	73,847	2,629,686	437,444	14,076,915
Class C	0	0	0	0	3,383	93,570
Class R6	0	0	5,815	215,043	15,179	506,589
Administrator Class	0	0	4,346	158,922	23,252	768,015
Institutional Class	0	0	32,273	1,186,373	156,571	5,199,039
		0		4,190,024		20,644,128
Payment for shares redeemed
Class A	(592,710)	(22,270,409)	(1,255,276)	(42,111,164)	(1,488,263)	(47,166,763)
Class C	(6,051)	(194,677)	(11,281)	(318,682)	(34,738)	(926,078)
Class R6	(142,678)	(5,605,840)	(202,147)	(7,103,279)	(124,227)	(4,060,442)
Administrator Class	(79,156)	(3,083,247)	(133,374)	(4,583,578)	(311,874)	(10,266,220)
Institutional Class	(1,902,801)	(72,505,633)	(1,151,960)	(39,641,717)	(1,435,391)	(47,534,257)
		(103,659,806)		(93,758,420)		(109,953,760)
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 5

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)		Year ended April 30, 2024[1]		Year ended May 31, 2023
	Shares		Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	919,250	$32,721,972	0	$0
Class C	0	0	1,195	36,509	0	0
Class R6	0	0	22,396	828,395	0	0
Administrator Class	0	0	9,163	334,948	0	0
Institutional Class	0	0	81,124	2,982,100	0	0
		0		36,903,924		0
Net increase (decrease) in net assets resulting from capital share transactions		(61,460,116)		125,620,479		(3,770,842)
Total increase (decrease) in net assets		(5,746,706)		210,373,189		(76,903,446)
Net assets
Beginning of period		659,132,585		448,759,396		525,662,842
End of period		$653,385,879		$659,132,585		$448,759,396
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Small Company Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class A			2023	2022	2021	2020	2019
Net asset value, beginning of period	$35.41	$29.53	$34.30	$37.11	$20.91	$24.22	$28.60
Net investment income	0.15 [2]	0.27 [2]	0.24 [2]	0.12 [2]	0.09	0.18 [2]	0.09
Net realized and unrealized gains (losses) on investments	3.00	5.89	(3.66)	(0.71)	16.22	(3.35)	(4.31)
Total from investment operations	3.15	6.16	(3.42)	(0.59)	16.31	(3.17)	(4.22)
Distributions to shareholders from
Net investment income	0.00	(0.28)	0.00	(0.08)	(0.11)	(0.14)	(0.16)
Net realized gains	0.00	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.28)	(1.35)	(2.22)	(0.11)	(0.14)	(0.16)
Net asset value, end of period	$38.56	$35.41	$29.53	$34.30	$37.11	$20.91	$24.22
Total return[3]	8.90%	20.84%	(10.31)%	(1.77)%	77.80%	(13.25)%	(14.72)%
Ratios to average net assets (annualized)*
Gross expenses	1.29%	1.30%	1.32%	1.32%	1.32%	1.32%	1.49%
Net expenses	1.15%	1.12%	1.14%	1.14%	1.14%	1.13%	1.15%
Net investment income	0.81%	0.89%	0.76%	0.33%	0.33%	0.74%	0.38%
Supplemental data
Portfolio turnover rate[4]	61%	107%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$380,710	$365,526	$304,601	$376,072	$414,013	$262,574	$11,902

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class C			2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.35	$25.30	$29.79	$32.69	$18.43	$21.48	$25.38
Net investment income (loss)	0.01 [2]	0.03 [2]	0.00 [2,3]	(0.12)[2]	(0.07)[2]	0.01 [2]	(0.08)[2]
Net realized and unrealized gains (losses) on investments	2.56	5.02	(3.14)	(0.64)	14.33	(3.00)	(3.82)
Total from investment operations	2.57	5.05	(3.14)	(0.76)	14.26	(2.99)	(3.90)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.06)	0.00
Net realized gains	0.00	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(1.35)	(2.14)	0.00	(0.06)	0.00
Net asset value, end of period	$32.92	$30.35	$25.30	$29.79	$32.69	$18.43	$21.48
Total return[4]	8.47%	19.92%	(10.94)%	(2.56)%	76.80%	(13.98)%	(15.37)%
Ratios to average net assets (annualized)*
Gross expenses	2.04%	2.05%	2.07%	2.07%	2.06%	2.08%	2.22%
Net expenses	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income (loss)	0.06%	0.11%	0.00%	(0.39)%	(0.29)%	0.02%	(0.35)%
Supplemental data
Portfolio turnover rate[5]	61%	107%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$1,728	$1,399	$1,307	$2,278	$3,388	$4,431	$1,099

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[5]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Class R6			2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.81	$30.68	$35.46	$38.33	$21.56	$24.92	$29.44
Net investment income	0.24 [2]	0.40 [2]	0.37 [2]	0.33	0.20	0.31	0.21 [2]
Net realized and unrealized gains (losses) on investments	3.11	6.12	(3.79)	(0.80)	16.78	(3.50)	(4.45)
Total from investment operations	3.35	6.52	(3.42)	(0.47)	16.98	(3.19)	(4.24)
Distributions to shareholders from
Net investment income	0.00	(0.39)	(0.01)	(0.26)	(0.21)	(0.17)	(0.28)
Net realized gains	0.00	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.39)	(1.36)	(2.40)	(0.21)	(0.17)	(0.28)
Net asset value, end of period	$40.16	$36.81	$30.68	$35.46	$38.33	$21.56	$24.92
Total return[3]	9.10%	21.25%	(9.95)%	(1.41)%	78.63%	(12.97)%	(14.38)%
Ratios to average net assets (annualized)*
Gross expenses	0.87%	0.88%	0.89%	0.89%	0.89%	0.90%	1.09%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.22%	1.27%	1.11%	0.71%	0.73%	1.22%	0.77%
Supplemental data
Portfolio turnover rate[4]	61%	107%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$21,046	$19,936	$14,573	$8,021	$9,007	$6,491	$731

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Administrator Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.36	$30.33	$35.15	$37.98	$21.40	$24.80	$29.23
Net investment income	0.18 [2]	0.30 [2]	0.28 [2]	0.17 [2]	0.10 [2]	0.21 [2]	0.14 [2]
Net realized and unrealized gains (losses) on investments	3.07	6.04	(3.75)	(0.75)	16.62	(3.43)	(4.43)
Total from investment operations	3.25	6.34	(3.47)	(0.58)	16.72	(3.22)	(4.29)
Distributions to shareholders from
Net investment income	0.00	(0.31)	0.00	(0.11)	(0.14)	(0.18)	(0.14)
Net realized gains	0.00	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.31)	(1.35)	(2.25)	(0.14)	(0.18)	(0.14)
Net asset value, end of period	$39.61	$36.36	$30.33	$35.15	$37.98	$21.40	$24.80
Total return[3]	8.94%	20.89%	(10.20)%	(1.71)%	77.91%	(13.18)%	(14.65)%
Ratios to average net assets (annualized)*
Gross expenses	1.21%	1.23%	1.24%	1.24%	1.24%	1.32%	1.35%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.91%	0.97%	0.86%	0.45%	0.35%	0.82%	0.49%
Supplemental data
Portfolio turnover rate[4]	61%	107%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$19,369	$19,037	$17,743	$23,813	$32,721	$15,581	$13,905

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
Institutional Class			2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.58	$30.51	$35.30	$38.13	$21.46	$24.86	$29.40
Net investment income	0.22 [2]	0.37 [2]	0.35 [2]	0.20 [2]	0.15 [2]	0.25	0.19 [2]
Net realized and unrealized gains (losses) on investments	3.09	6.08	(3.78)	(0.71)	16.70	(3.43)	(4.45)
Total from investment operations	3.31	6.45	(3.43)	(0.51)	16.85	(3.18)	(4.26)
Distributions to shareholders from
Net investment income	0.00	(0.38)	(0.01)	(0.18)	(0.18)	(0.22)	(0.28)
Net realized gains	0.00	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.38)	(1.36)	(2.32)	(0.18)	(0.22)	(0.28)
Net asset value, end of period	$39.89	$36.58	$30.51	$35.30	$38.13	$21.46	$24.86
Total return[3]	9.05%	21.15%	(10.03)%	(1.53)%	78.39%	(13.03)%	(14.46)%
Ratios to average net assets (annualized)*
Gross expenses	0.97%	0.98%	0.99%	0.99%	0.99%	1.07%	1.14%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.11%	1.15%	1.06%	0.54%	0.52%	1.04%	0.68%
Supplemental data
Portfolio turnover rate[4]	61%	107%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$230,533	$253,235	$110,536	$115,479	$72,123	$33,600	$33,116

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended October 31, 2024 (unaudited)	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 11

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of October 31, 2024, the Fund owned 91.67% of Allspring Small Company Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended October 31, 2024 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
12 | Allspring Small Company Value Fund

Notes to financial statements (unaudited)
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $523,332,985 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$142,404,825
Gross unrealized losses	(11,728,322)
Net unrealized gains	$130,676,503
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At October 31, 2024, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation	$654,009,488
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended October 31, 2024, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will
Allspring Small Company Value Fund | 13

Notes to financial statements (unaudited)
waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of October 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.75
Administrator Class	1.05
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended October 31, 2024, Allspring Funds Distributor received $598 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended October 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2024 were $404,017,028 and $459,708,662, respectively.
6.
ACQUISITION
After the close of business on February 23, 2024, the Fund acquired the net assets of Allspring Small Cap Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Allspring Small Cap Fund transferred all of its portfolio securities to Allspring Small Company Value Portfolio (a master portfolio in which it invested all of its assets) in exchange for interests in Allspring Small Company Value Portfolio. Immediately thereafter, Allspring Small Cap Fund transferred all of its equity interests in Allspring Small Company Value Portfolio to Allspring Small Cap Fund in exchange for shares of the Fund. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Allspring Small Cap Fund received Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Small Cap Fund for 1,033,128 shares of the Fund valued at $36,903,924 at an exchange ratio of 0.67, 0.65, 0.70, 0.68 and 0.70 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring Small Cap Fund with a fair value of $36,835,763, identified cost of $35,601,989 and unrealized gains (losses) of $1,233,774 at February 23, 2024 was (if portfolio and cash is stated) the principal assets acquired by the Fund. The aggregate net assets of Allspring Small Cap Fund and the Fund immediately prior to the acquisition were $36,903,924 and $500,966,436, respectively. The aggregate net assets of the Fund immediately after the acquisition were $537,870,360. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Small Cap Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
14 | Allspring Small Company Value Fund

Notes to financial statements (unaudited)
Assuming the acquisition had been completed June 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the eleven months ended April 30, 2024 would have been as follows:
	Net investment income	Net realized and unrealized gains (losses) on investments	Net increase (decrease) in net assets resulting from operations
Small Company Value	$4,495,325	$88,462,885	$92,958,210
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Small Cap Fund that have been included in the Fund’s Statement of Operations since February 24, 2024.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sectors, the Fund may in turn be more affected by changes in that sectors than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the financials sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Small Company Value Fund | 15

Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.98%
Communication services: 1.10%
Diversified telecommunication services: 0.15%
Lumen Technologies, Inc.†	163,869	$1,047,123
Interactive media & services: 0.95%
Cargurus, Inc.†	218,069	6,764,500
Consumer discretionary: 11.68%
Automobile components: 1.11%
Patrick Industries, Inc.	56,484	7,115,854
Strattec Security Corp.†	22,058	828,278
		7,944,132
Diversified consumer services: 2.09%
Adtalem Global Education, Inc.†	59,026	4,776,384
Carriage Services, Inc. Class A	99,802	3,731,597
Grand Canyon Education, Inc.†	18,458	2,530,776
H&R Block, Inc.	64,785	3,869,608
		14,908,365
Hotels, restaurants & leisure: 2.44%
Brinker International, Inc.†	85,266	8,757,671
El Pollo Loco Holdings, Inc.†	56,774	693,778
Portillo’s, Inc. Class A†	216,537	2,799,823
Wyndham Hotels & Resorts, Inc.	58,464	5,163,541
		17,414,813
Household durables: 2.93%
Cavco Industries, Inc.†	6,394	2,620,229
Century Communities, Inc.	67,084	5,947,668
Hamilton Beach Brands Holding Co. Class A	51,936	1,436,030
Helen of Troy Ltd.†	38,354	2,441,232
La-Z-Boy, Inc.	59,329	2,257,469
Meritage Homes Corp.	34,329	6,220,415
		20,923,043
Leisure products: 1.58%
Johnson Outdoors, Inc. Class A	46,933	1,484,021
Malibu Boats, Inc. Class A†	133,821	6,005,887
Peloton Interactive, Inc. Class A†	446,604	3,796,134
		11,286,042
Specialty retail: 1.12%
American Eagle Outfitters, Inc.	170,001	3,330,320
Foot Locker, Inc.	63,557	1,473,887
Shoe Carnival, Inc.	91,757	3,144,512
		7,948,719
The accompanying notes are an integral part of these financial statements.
16 | Allspring Small Company Value Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.41%
Rocky Brands, Inc.	95,689	$1,946,314
Superior Group of Cos., Inc.	66,684	983,589
		2,929,903
Consumer staples: 3.11%
Beverages: 1.13%
Coca-Cola Consolidated, Inc.	2,852	3,206,390
Primo Water Corp.	184,562	4,841,061
		8,047,451
Consumer staples distribution & retail : 0.60%
Sprouts Farmers Market, Inc.†	33,589	4,313,835
Food products: 1.33%
Ingredion, Inc.	33,374	4,430,732
Lancaster Colony Corp.	9,988	1,733,917
Pilgrim’s Pride Corp.†	68,144	3,300,895
		9,465,544
Personal care products: 0.05%
Olaplex Holdings, Inc.†	219,274	390,308
Energy: 6.26%
Energy equipment & services: 1.07%
Helmerich & Payne, Inc.	226,787	7,620,043
Oil, gas & consumable fuels: 5.19%
APA Corp.	127,844	3,017,118
Chord Energy Corp.	21,822	2,729,932
Civitas Resources, Inc.	61,263	2,989,022
Magnolia Oil & Gas Corp. Class A	242,218	6,123,271
Matador Resources Co.	97,677	5,089,949
Murphy Oil Corp.	137,547	4,329,980
Permian Resources Corp. Class A	454,714	6,197,752
SM Energy Co.	157,160	6,596,005
		37,073,029
Financials: 27.66%
Banks: 15.50%
Ameris Bancorp	155,753	9,655,128
Atlantic Union Bankshares Corp.	248,865	9,407,097
Axos Financial, Inc.†	66,766	4,521,393
Banner Corp.	143,372	9,181,543
Customers Bancorp, Inc.†	144,462	6,664,032
FB Financial Corp.	187,133	9,206,944
Great Southern Bancorp, Inc.	111,908	6,344,064
Home BancShares, Inc.	306,302	8,358,982
Independent Bank Corp.	260,840	8,550,335
OFG Bancorp	72,439	2,917,118
Prosperity Bancshares, Inc.	115,169	8,430,371
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 17

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Banks(continued)
Synovus Financial Corp.	190,694	$9,509,910
Wintrust Financial Corp.	84,039	9,739,280
WSFS Financial Corp.	165,262	8,125,933
		110,612,130
Capital markets: 3.80%
Donnelley Financial Solutions, Inc.†	129,930	7,580,116
Piper Sandler Cos.	34,511	9,788,700
Stifel Financial Corp.	94,294	9,770,745
		27,139,561
Financial services: 3.19%
Federal Agricultural Mortgage Corp. Class C	22,570	4,136,404
Jackson Financial, Inc. Class A	93,067	9,302,047
Walker & Dunlop, Inc.	85,003	9,296,778
		22,735,229
Insurance: 2.68%
Genworth Financial, Inc. Class A†	745,316	5,023,430
Lincoln National Corp.	131,546	4,571,223
Unum Group	148,287	9,517,059
		19,111,712
Mortgage real estate investment trusts (REITs): 2.49%
AGNC Investment Corp.	937,373	8,726,942
Annaly Capital Management, Inc.	473,766	9,006,292
		17,733,234
Health care: 8.31%
Biotechnology: 1.34%
Emergent BioSolutions, Inc.†	247,297	2,240,511
Nurix Therapeutics, Inc.†	114,345	2,810,600
Protagonist Therapeutics, Inc.†	34,243	1,569,699
Revolution Medicines, Inc.†	55,504	2,969,464
		9,590,274
Health care equipment & supplies: 3.26%
ICU Medical, Inc.†	42,174	7,200,367
Integer Holdings Corp.†	31,775	3,948,044
Masimo Corp.†	16,630	2,394,886
Merit Medical Systems, Inc.†	48,129	4,748,407
Teleflex, Inc.	14,781	2,971,868
UFP Technologies, Inc.†	7,512	2,005,704
		23,269,276
Health care providers & services: 3.19%
Addus HomeCare Corp.†	42,265	5,258,611
Brookdale Senior Living, Inc.†	214,208	1,343,084
Cross Country Healthcare, Inc.†	149,444	1,705,156
The accompanying notes are an integral part of these financial statements.
18 | Allspring Small Company Value Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Health care providers & services(continued)
Encompass Health Corp.	50,268	$4,999,655
Ensign Group, Inc.	26,652	4,130,794
National HealthCare Corp.	45,851	5,320,092
		22,757,392
Health care technology: 0.25%
Teladoc Health, Inc.†	196,207	1,765,863
Pharmaceuticals: 0.27%
Collegium Pharmaceutical, Inc.†	56,267	1,920,955
Industrials: 21.06%
Building products: 3.10%
American Woodmark Corp.†	29,795	2,702,704
Apogee Enterprises, Inc.	60,056	4,494,591
CSW Industrials, Inc.	6,349	2,241,832
Gibraltar Industries, Inc.†	27,820	1,877,572
UFP Industries, Inc.	53,202	6,508,732
Zurn Elkay Water Solutions Corp.	118,387	4,273,771
		22,099,202
Commercial services & supplies: 2.58%
ABM Industries, Inc.	104,854	5,563,553
Brady Corp. Class A	87,379	6,216,142
Brink’s Co.	57,393	5,899,427
Liquidity Services, Inc.†	33,693	727,095
		18,406,217
Construction & engineering: 1.70%
Limbach Holdings, Inc.†	45,243	3,437,111
MYR Group, Inc.†	41,452	5,430,212
Sterling Infrastructure, Inc.†	21,179	3,271,096
		12,138,419
Electrical equipment: 2.01%
Atkore, Inc.	38,963	3,341,467
EnerSys	36,293	3,515,340
Generac Holdings, Inc.†	20,174	3,339,806
NuScale Power Corp.†	215,622	4,127,005
		14,323,618
Ground transportation: 0.43%
ArcBest Corp.	29,706	3,094,771
Machinery: 7.22%
Allison Transmission Holdings, Inc.	79,091	8,451,664
Atmus Filtration Technologies, Inc.	150,702	5,868,336
ESCO Technologies, Inc.	41,289	5,183,421
Federal Signal Corp.	33,321	2,717,994
FreightCar America, Inc.†	197,610	2,837,680
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 19

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Machinery(continued)
Kadant, Inc.	13,413	$4,467,334
Miller Industries, Inc.	112,092	7,357,719
Mueller Water Products, Inc. Class A	225,661	4,872,021
Standex International Corp.	21,655	3,981,922
Tennant Co.	7,415	649,257
Timken Co.	29,937	2,484,771
Watts Water Technologies, Inc. Class A	13,760	2,622,518
		51,494,637
Marine transportation: 1.10%
Matson, Inc.	50,830	7,873,059
Professional services: 1.27%
CBIZ, Inc.†	47,617	3,282,240
First Advantage Corp.†	40,343	731,015
Paycom Software, Inc.	23,970	5,010,449
		9,023,704
Trading companies & distributors: 1.65%
Boise Cascade Co.	52,098	6,930,597
GATX Corp.	13,813	1,902,879
Hudson Technologies, Inc.†	46,343	355,450
Rush Enterprises, Inc. Class A	45,993	2,602,284
		11,791,210
Information technology: 6.66%
Electronic equipment, instruments & components: 4.48%
Belden, Inc.	64,480	7,342,338
CTS Corp.	23,851	1,180,386
ePlus, Inc.†	71,064	6,321,143
Insight Enterprises, Inc.†	31,571	5,522,399
OSI Systems, Inc.†	7,458	986,022
PC Connection, Inc.	87,376	5,561,482
Sanmina Corp.†	72,259	5,065,356
		31,979,126
IT services: 0.58%
EPAM Systems, Inc.†	9,297	1,753,879
Kyndryl Holdings, Inc.†	103,945	2,379,301
		4,133,180
Semiconductors & semiconductor equipment: 0.98%
Cirrus Logic, Inc.†	22,282	2,447,009
Diodes, Inc.†	22,341	1,306,502
FormFactor, Inc.†	58,395	2,217,842
Onto Innovation, Inc.†	5,045	1,000,575
		6,971,928
The accompanying notes are an integral part of these financial statements.
20 | Allspring Small Company Value Portfolio

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Software: 0.62%
ACI Worldwide, Inc.†	67,680	$3,329,856
LiveRamp Holdings, Inc.†	43,366	1,085,451
		4,415,307
Materials: 5.63%
Chemicals: 2.30%
Cabot Corp.	66,063	7,123,573
Core Molding Technologies, Inc.†	92,903	1,398,190
Hawkins, Inc.	38,369	4,101,646
Koppers Holdings, Inc.	9,734	331,054
Minerals Technologies, Inc.	45,693	3,440,226
		16,394,689
Construction materials: 1.27%
Eagle Materials, Inc.	16,522	4,716,370
Knife River Corp.†	44,585	4,339,013
		9,055,383
Metals & mining: 1.10%
Coeur Mining, Inc.†	230,785	1,486,255
Hecla Mining Co.	217,156	1,409,343
Worthington Steel, Inc.	129,442	4,949,862
		7,845,460
Paper & forest products: 0.96%
Sylvamo Corp.	80,710	6,861,964
Real estate: 6.76%
Industrial REITs : 1.04%
Plymouth Industrial REIT, Inc.	34,507	701,182
STAG Industrial, Inc.	179,830	6,704,063
		7,405,245
Office REITs : 1.14%
Vornado Realty Trust	197,263	8,168,661
Retail REITs : 3.03%
Agree Realty Corp.	77,541	5,757,419
Brixmor Property Group, Inc.	287,464	7,747,155
Tanger, Inc.	244,874	8,137,163
		21,641,737
Specialized REITs : 1.55%
CubeSmart	129,567	6,198,485
PotlatchDeltic Corp.	116,318	4,835,339
		11,033,824
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 21

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Utilities: 0.75%
Electric utilities: 0.75%
Pinnacle West Capital Corp.	60,857	$5,343,853
Total common stocks (Cost $527,574,704)		706,207,670
Investment companies: 0.07%
Exchange-traded funds: 0.07%
iShares Russell 2000 Value ETF	2,800	460,208
Total investment companies (Cost $468,384)		460,208

		Yield
Short-term investments: 0.93%
Investment companies: 0.93%
Allspring Government Money Market Fund Select Class♠∞		4.78%	6,655,854	6,655,854
Total short-term investments (Cost $6,655,854)				6,655,854
Total investments in securities (Cost $534,698,942)	99.98%			713,323,732
Other assets and liabilities, net	0.02			131,314
Total net assets	100.00%			$713,455,046

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,273,563	$52,207,262	$(52,824,971)	$0	$0	$6,655,854	6,655,854	$178,807
The accompanying notes are an integral part of these financial statements.
22 | Allspring Small Company Value Portfolio

Statement of assets and liabilities—October 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $528,043,088)	$706,667,878
Investments in affiliated securities, at value (cost $6,655,854)	6,655,854
Cash	396
Receivable for investments sold	5,239,864
Receivable for dividends	521,453
Prepaid expenses and other assets	134
Total assets	719,085,579
Liabilities
Payable for investments purchased	5,141,978
Advisory fee payable	441,228
Trustees’ fees and expenses payable	3,333
Accrued expenses and other liabilities	43,994
Total liabilities	5,630,533
Total net assets	$713,455,046
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 23

Statement of operations—six months ended October 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $13,220)	$6,994,793
Income from affiliated securities	178,807
Interest	1,841
Total investment income	7,175,441
Expenses
Advisory fee	2,896,176
Custody and accounting fees	15,339
Professional fees	31,647
Registration fees	29
Interest holder report expenses	2,205
Trustees’ fees and expenses	13,932
Other fees and expenses	13,533
Total expenses	2,972,861
Less: Fee waivers and/or expense reimbursements	(267,648)
Net expenses	2,705,213
Net investment income	4,470,228
Realized and unrealized gains (losses) on investments
Net realized gains on investments	29,484,780
Net change in unrealized gains (losses) on investments	28,181,725
Net realized and unrealized gains (losses) on investments	57,666,505
Net increase in net assets resulting from operations	$62,136,733
The accompanying notes are an integral part of these financial statements.
24 | Allspring Small Company Value Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended October 31, 2024 (unaudited)	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment income	$4,470,228	$6,670,522	$6,611,825
Net realized gains (losses) on investments	29,484,780	33,937,138	(12,010,456)
Net change in unrealized gains (losses) on investments	28,181,725	61,235,908	(51,512,308)
Net increase (decrease) in net assets resulting from operations	62,136,733	101,843,568	(56,910,939)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	17,620,126	187,185,263	41,481,218
Withdrawals	(82,882,974)	(77,896,474)	(75,314,113)
Net increase (decrease) in net assets resulting from capital share transactions	(65,262,848)	109,288,789	(33,832,895)
Total increase (decrease) in net assets	(3,126,115)	211,132,357	(90,743,834)
Net assets
Beginning of period	716,581,161	505,448,804	596,192,638
End of period	$713,455,046	$716,581,161	$505,448,804
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 25

Financial highlights
Financial highlights

	Six months ended October 31, 2024 (unaudited)	Year ended April 30 2024[1]	Year ended May 31
			2023	2022	2021	2020	2019
Total return[2]	9.13%	21.34%	(9.95)%	(1.78)%	78.76%	(13.74)%	(14.51)%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.83%	0.83%	0.83%	0.82%	0.86%
Net expenses[3]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.75%
Net investment income	1.22%	1.27%	1.17%	0.72%	0.71%	1.15%	0.80%
Supplemental Data
Portfolio turnover rate	61%	107%	87%	70%	62%	78%	168%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
 SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Small Company Value Portfolio | 27

Notes to financial statements (unaudited)
As of October 31, 2024, the aggregate cost of all investments for federal income tax purposes was $545,915,194 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$186,904,929
Gross unrealized losses	(19,496,391)
Net unrealized gains	$167,408,538
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$7,811,623	$0	$0	$7,811,623
Consumer discretionary	83,355,017	0	0	83,355,017
Consumer staples	22,217,138	0	0	22,217,138
Energy	44,693,072	0	0	44,693,072
Financials	197,331,866	0	0	197,331,866
Health care	59,303,760	0	0	59,303,760
Industrials	150,244,837	0	0	150,244,837
Information technology	47,499,541	0	0	47,499,541
Materials	40,157,496	0	0	40,157,496
Real estate	48,249,467	0	0	48,249,467
Utilities	5,343,853	0	0	5,343,853
Investment companies	460,208	0	0	460,208
Short-term investments
Investment companies	6,655,854	0	0	6,655,854
Total assets	$713,323,732	$0	$0	$713,323,732
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the
28 | Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended October 31, 2024, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended October 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2024 were $439,883,820 and $500,502,112, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended October 31, 2024, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in financial sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Small Company Value Portfolio | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30 | Allspring Small Company Value Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Small Company Value Fund | 31

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management, advisory, and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Allspring Funds Trust (“Funds Trust”) and Allspring Master Trust (“Master Trust”, and collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory, and sub-advisory agreements, as applicable. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Small Company Value Fund, a portfolio of Funds Trust (the “Feeder Fund”), an investment management agreement (the “Feeder Fund Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”).
At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Allspring Funds Management for the Allspring Small Company Value Portfolio, a portfolio of Master Trust (the “Master Portfolio”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management, for the Master Portfolio.
The Feeder Fund and the Master Portfolio are collectively referred to as the “Funds.” The Feeder Fund Management Agreement, the Master Portfolio Advisory Agreement, and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Feeder Fund is a feeder fund that invest substantially all of its assets in the Master Portfolio. The Master Portfolio has a substantially similar investment objective and substantially similar investment strategies to the Feeder Fund. Information provided to the Boards regarding the Feeder Fund is also applicable to the Master Portfolio, as relevant.
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at meeting of the Boards held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Boards, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Boards reviewed reports of Allspring Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.
Nature, extent, and quality of services
The Boards received and considered various information regarding the nature, extent, and quality of services provided to the Feeder Fund and the Master Portfolio, as applicable, by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Feeder Fund Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and

32 | Allspring Small Company Value Fund

Other information (unaudited)
the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Boards also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Boards received and considered information about the full range of services provided to the Fund and the Master Portfolio by Allspring Funds Management and its affiliates.
The Boards considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolio. The Boards evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Boards further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Boards received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management programs and fair valuation designee. The Boards also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2023. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Feeder Fund (the “Universe”), and in comparison to the Feeder Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Funds Trust Board noted that the investment performance of the Feeder Fund (Administrator Class) was higher than or in range of the average investment performance of its Universe for all periods under review. The Funds Trust Board also noted that the investment performance of the Feeder Fund was higher than its benchmark index, the Russell 2000® Value Index, for all periods under review.
The Master Trust Board took note of the investment performance of the Master Portfolio in the context of reviewing the investment performance of the Feeder Fund.
The Funds Trust Board also received and considered information regarding the Feeder Fund’s net operating expense ratios, which include fees and expenses of the Master Portfolio, and their various components, including actual management fees assessed at the Feeder Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Feeder Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Feeder Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
With respect to the Master Portfolio, the Master Trust Board reviewed the fee rates payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.
The Boards took into account the Funds’ investment performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management, advisory, and sub-advisory fee rates
The Funds Trust Board noted that Allspring Funds Management receives no advisory fees from the Feeder Fund as long as the Feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio. If the Feeder Fund were to change its investment structure so that it began investing in two or more master portfolios (a fund-of-funds), Allspring Funds Management would be entitled to receive an annual fee of 0.25% of the Feeder Fund’s average daily net assets for providing investment advisory services to the Feeder Fund, including allocating the Feeder Fund’s assets to the Master Portfolio.
The Funds Trust Board reviewed and considered the contractual fee rates payable by the Feeder Fund to Allspring Funds Management under the Feeder Fund Management Agreement for management services (other than investment advisory services), as well as the contractual fee rates payable by the Feeder Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Small Company Value Fund | 33

Other information (unaudited)
The Master Trust Board reviewed and considered the contractual investment advisory fee rate payable by the Master Portfolio to Allspring Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rate”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Funds Trust Board was a comparison of the Feeder Fund’s Management Rate, which, for this purpose, includes the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Feeder Fund were in range of or higher than the sum of these average rates for the Feeder Fund’s expense Groups for each share class.
The Master Trust Board reviewed a comparison of the Advisory Agreement Rate of the Master Portfolio with those of other funds in the Master Portfolio’s expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rate of the Master Portfolio was lower than the median rate for the Master Portfolio’s expense Group.
The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Master Trust Board ascribed limited relevance to the allocation of fees between them.
The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Allspring Funds Management under the Feeder Fund Management Agreement was reasonable, and the Master Trust Board determined that the compensation payable to Allspring Funds Management under the Master Portfolio Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Boards received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Master Trust Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Master Portfolio and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on their review, the Boards did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.
Economies of scale
The Boards received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders of the Funds. The Boards noted the existence of breakpoints in the Master Portfolio’s advisory fee structure and the Feeder Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size, and the size of the Master Portfolio and the Feeder Fund, respectively, in relation to such breakpoints. The Boards considered that, in addition to advisory fee and management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Boards concluded that Allspring Funds Management’s arrangements with respect to each Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

34 | Allspring Small Company Value Fund

Other information (unaudited)
Other benefits to Allspring Funds Management and the Sub-Adviser
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously determined that the compensation payable to Allspring Funds Management was reasonable, and approved the continuation of the Feeder Fund Management Agreement for a one-year term. Additionally, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Master Trust Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser was reasonable, and approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreement, each for a one-year term.

Allspring Small Company Value Fund | 35

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS1815 10-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President (Principal Executive Officer)

Date: December 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President (Principal Executive Officer)

Date: December 24, 2024

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: December 24, 2024